Shareholder Report	12 Months Ended
	Dec. 31, 2025 USD ($) Holding	Dec. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Morgan Stanley Institutional Fund, Inc.
Entity Central Index Key	0000836487
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000085093
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio
Class Name	Class A
Trading Symbol	MAPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.18%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection in information technology, led by a web performance and security company

↑ Stock selection in consumer discretionary, where the largest contributor was a leading food delivery company in the U.S.

↑ Stock selection in health care, which benefited most from a biopharmaceutical royalties acquirer

↓ Stock selection in communication services, where an advertising software platform detracted the most within the sector

↓ Average overweight in consumer discretionary

↓Stock selection industrials

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with maximum sales charge	S&P 500® Index	Russell 1000® Growth Index
12/15	$9,477	$10,000	$10,000
1/16	$8,888	$9,504	$9,442
2/16	$8,679	$9,491	$9,438
3/16	$9,180	$10,135	$10,074
4/16	$9,252	$10,174	$9,982
5/16	$9,367	$10,357	$10,176
6/16	$9,450	$10,384	$10,136
7/16	$9,907	$10,766	$10,615
8/16	$9,957	$10,782	$10,562
9/16	$10,024	$10,784	$10,600
10/16	$9,845	$10,587	$10,351
11/16	$9,839	$10,979	$10,577
12/16	$9,712	$11,196	$10,708
1/17	$10,156	$11,408	$11,068
2/17	$10,454	$11,861	$11,528
3/17	$10,623	$11,875	$11,662
4/17	$11,051	$11,997	$11,928
5/17	$11,428	$12,166	$12,238
6/17	$11,281	$12,242	$12,206
7/17	$11,597	$12,494	$12,531
8/17	$11,705	$12,532	$12,760
9/17	$11,693	$12,790	$12,926
10/17	$12,219	$13,089	$13,427
11/17	$12,604	$13,490	$13,835
12/17	$12,784	$13,640	$13,943
1/18	$13,796	$14,421	$14,930
2/18	$13,693	$13,890	$14,539
3/18	$13,378	$13,537	$14,140
4/18	$13,530	$13,589	$14,189
5/18	$14,166	$13,916	$14,811
6/18	$14,366	$14,002	$14,954
7/18	$14,367	$14,523	$15,393
8/18	$15,143	$14,996	$16,235
9/18	$15,199	$15,081	$16,325
10/18	$13,936	$14,050	$14,865
11/18	$14,219	$14,337	$15,023
12/18	$13,215	$13,042	$13,732
1/19	$14,579	$14,087	$14,966
2/19	$15,133	$14,540	$15,501
3/19	$15,589	$14,822	$15,943
4/19	$16,355	$15,422	$16,663
5/19	$15,853	$14,442	$15,610
6/19	$16,709	$15,460	$16,682
7/19	$16,928	$15,682	$17,059
8/19	$16,567	$15,434	$16,928
9/19	$16,226	$15,723	$16,930
10/19	$15,963	$16,063	$17,408
11/19	$16,715	$16,646	$18,180
12/19	$16,677	$17,149	$18,729
1/20	$17,628	$17,142	$19,147
2/20	$16,690	$15,731	$17,843
3/20	$15,057	$13,788	$16,088
4/20	$17,733	$15,555	$18,468
5/20	$20,331	$16,296	$19,708
6/20	$22,017	$16,620	$20,567
7/20	$23,966	$17,558	$22,149
8/20	$25,888	$18,820	$24,434
9/20	$25,042	$18,105	$23,285
10/20	$24,530	$17,623	$22,494
11/20	$27,902	$19,552	$24,797
12/20	$29,064	$20,304	$25,938
1/21	$28,490	$20,099	$25,746
2/21	$30,094	$20,653	$25,740
3/21	$28,261	$21,558	$26,182
4/21	$29,707	$22,708	$27,963
5/21	$29,001	$22,867	$27,577
6/21	$31,491	$23,401	$29,307
7/21	$31,443	$23,956	$30,273
8/21	$31,899	$24,685	$31,404
9/21	$29,790	$23,537	$29,646
10/21	$31,305	$25,186	$32,213
11/21	$29,880	$25,011	$32,410
12/21	$27,692	$26,132	$33,096
1/22	$22,618	$24,780	$30,255
2/22	$21,709	$24,038	$28,970
3/22	$20,747	$24,931	$30,103
4/22	$16,704	$22,757	$26,468
5/22	$14,163	$22,798	$25,853
6/22	$12,859	$20,916	$23,805
7/22	$14,618	$22,845	$26,662
8/22	$14,859	$21,913	$25,420
9/22	$13,322	$19,895	$22,949
10/22	$13,983	$21,506	$24,290
11/22	$13,880	$22,708	$25,397
12/22	$12,541	$21,399	$23,453
1/23	$14,512	$22,744	$25,407
2/23	$14,118	$22,189	$25,106
3/23	$14,950	$23,004	$26,822
4/23	$14,184	$23,363	$27,086
5/23	$15,662	$23,464	$28,321
6/23	$16,900	$25,015	$30,258
7/23	$18,017	$25,818	$31,277
8/23	$16,013	$25,407	$30,996
9/23	$15,060	$24,196	$29,310
10/23	$13,986	$23,687	$28,893
11/23	$16,768	$25,850	$32,043
12/23	$18,291	$27,025	$33,462
1/24	$17,929	$27,479	$34,296
2/24	$20,043	$28,946	$36,636
3/24	$20,229	$29,878	$37,281
4/24	$18,291	$28,657	$35,700
5/24	$17,864	$30,078	$37,837
6/24	$18,510	$31,157	$40,388
7/24	$18,674	$31,537	$39,701
8/24	$19,419	$32,302	$40,528
9/24	$20,449	$32,992	$41,677
10/24	$21,314	$32,692	$41,539
11/24	$25,454	$34,611	$44,233
12/24	$24,830	$33,786	$44,623
1/25	$27,401	$34,727	$45,506
2/25	$25,805	$34,274	$43,871
3/25	$23,123	$32,343	$40,175
4/25	$24,841	$32,124	$40,887
5/25	$28,111	$34,146	$44,505
6/25	$30,029	$35,882	$47,342
7/25	$30,616	$36,687	$49,129
8/25	$30,195	$37,431	$49,679
9/25	$31,481	$38,797	$52,318
10/25	$32,489	$39,706	$54,218
11/25	$29,386	$39,803	$53,236
12/25	$29,430	$39,827	$52,906

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	18.53%	0.25%	12.00%
Class A, with 5.25% maximum front end sales charge	12.31%	(0.83)%	11.40%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 217,043,614
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,090,104
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$217,043,614
# of Portfolio Holdings	29
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$1,090,104

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.0%
Short-Term Investments	1.8%
Industrials	4.0%
Communication Services	6.2%
Financials	7.8%
Health Care	13.2%
Consumer Discretionary	23.2%
Information Technology	42.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.4%
Tesla, Inc.	8.3%
Shopify, Inc.	7.5%
Airbnb, Inc.	5.6%
Royalty Pharma PLC	5.5%
AppLovin Corp.	5.0%
DoorDash, Inc.	4.9%
Snowflake, Inc.	4.8%
Crowdstrike Holdings, Inc.	4.8%
ROBLOX Corp.	4.7%
Total	63.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155898
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio
Class Name	Class C
Trading Symbol	MSPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$210	1.93%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection in information technology, led by a web performance and security company

↑ Stock selection in consumer discretionary, where the largest contributor was a leading food delivery company in the U.S.

↑ Stock selection in health care, which benefited most from a biopharmaceutical royalties acquirer

↓ Stock selection in communication services, where an advertising software platform detracted the most within the sector

↓ Average overweight in consumer discretionary

↓Stock selection industrials

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	S&P 500® Index	Russell 1000® Growth Index
12/15	$10,000	$10,000	$10,000
1/16	$9,374	$9,504	$9,442
2/16	$9,148	$9,491	$9,438
3/16	$9,670	$10,135	$10,074
4/16	$9,739	$10,174	$9,982
5/16	$9,855	$10,357	$10,176
6/16	$9,936	$10,384	$10,136
7/16	$10,406	$10,766	$10,615
8/16	$10,459	$10,782	$10,562
9/16	$10,524	$10,784	$10,600
10/16	$10,323	$10,587	$10,351
11/16	$10,317	$10,979	$10,577
12/16	$10,171	$11,196	$10,708
1/17	$10,633	$11,408	$11,068
2/17	$10,935	$11,861	$11,528
3/17	$11,107	$11,875	$11,662
4/17	$11,552	$11,997	$11,928
5/17	$11,937	$12,166	$12,238
6/17	$11,777	$12,242	$12,206
7/17	$12,098	$12,494	$12,531
8/17	$12,205	$12,532	$12,760
9/17	$12,187	$12,790	$12,926
10/17	$12,723	$13,089	$13,427
11/17	$13,117	$13,490	$13,835
12/17	$13,300	$13,640	$13,943
1/18	$14,342	$14,421	$14,930
2/18	$14,227	$13,890	$14,539
3/18	$13,888	$13,537	$14,140
4/18	$14,041	$13,589	$14,189
5/18	$14,693	$13,916	$14,811
6/18	$14,897	$14,002	$14,954
7/18	$14,886	$14,523	$15,393
8/18	$15,679	$14,996	$16,235
9/18	$15,731	$15,081	$16,325
10/18	$14,412	$14,050	$14,865
11/18	$14,697	$14,337	$15,023
12/18	$13,651	$13,042	$13,732
1/19	$15,050	$14,087	$14,966
2/19	$15,614	$14,540	$15,501
3/19	$16,069	$14,822	$15,943
4/19	$16,850	$15,422	$16,663
5/19	$16,320	$14,442	$15,610
6/19	$17,197	$15,460	$16,682
7/19	$17,414	$15,682	$17,059
8/19	$17,027	$15,434	$16,928
9/19	$16,667	$15,723	$16,930
10/19	$16,388	$16,063	$17,408
11/19	$17,149	$16,646	$18,180
12/19	$17,102	$17,149	$18,729
1/20	$18,065	$17,142	$19,147
2/20	$17,095	$15,731	$17,843
3/20	$15,411	$13,788	$16,088
4/20	$18,141	$15,555	$18,468
5/20	$20,788	$16,296	$19,708
6/20	$22,507	$16,620	$20,567
7/20	$24,481	$17,558	$22,149
8/20	$26,429	$18,820	$24,434
9/20	$25,549	$18,105	$23,285
10/20	$25,015	$17,623	$22,494
11/20	$28,431	$19,552	$24,797
12/20	$29,602	$20,304	$25,938
1/21	$29,002	$20,099	$25,746
2/21	$30,612	$20,653	$25,740
3/21	$28,731	$21,558	$26,182
4/21	$30,188	$22,708	$27,963
5/21	$29,456	$22,867	$27,577
6/21	$31,959	$23,401	$29,307
7/21	$31,893	$23,956	$30,273
8/21	$32,340	$24,685	$31,404
9/21	$30,180	$23,537	$29,646
10/21	$31,696	$25,186	$32,213
11/21	$30,239	$25,011	$32,410
12/21	$28,002	$26,132	$33,096
1/22	$22,866	$24,780	$30,255
2/22	$21,929	$24,038	$28,970
3/22	$20,946	$24,931	$30,103
4/22	$16,858	$22,757	$26,468
5/22	$14,276	$22,798	$25,853
6/22	$12,953	$20,916	$23,805
7/22	$14,717	$22,845	$26,662
8/22	$14,956	$21,913	$25,420
9/22	$13,394	$19,895	$22,949
10/22	$14,056	$21,506	$24,290
11/22	$13,946	$22,708	$25,397
12/22	$12,596	$21,399	$23,453
1/23	$14,566	$22,744	$25,407
2/23	$14,160	$22,189	$25,106
3/23	$14,984	$23,004	$26,822
4/23	$14,208	$23,363	$27,086
5/23	$15,676	$23,464	$28,321
6/23	$16,906	$25,015	$30,258
7/23	$18,016	$25,818	$31,277
8/23	$15,998	$25,407	$30,996
9/23	$15,043	$24,196	$29,310
10/23	$13,957	$23,687	$28,893
11/23	$16,727	$25,850	$32,043
12/23	$18,219	$27,025	$33,462
1/24	$17,859	$27,479	$34,296
2/24	$19,965	$28,946	$36,636
3/24	$20,150	$29,878	$37,281
4/24	$18,219	$28,657	$35,700
5/24	$17,794	$30,078	$37,837
6/24	$18,437	$31,157	$40,388
7/24	$18,601	$31,537	$39,701
8/24	$19,343	$32,302	$40,528
9/24	$20,368	$32,992	$41,677
10/24	$21,230	$32,692	$41,539
11/24	$25,354	$34,611	$44,233
12/24	$24,733	$33,786	$44,623
1/25	$27,294	$34,727	$45,506
2/25	$25,704	$34,274	$43,871
3/25	$23,032	$32,343	$40,175
4/25	$24,744	$32,124	$40,887
5/25	$28,001	$34,146	$44,505
6/25	$29,911	$35,882	$47,342
7/25	$30,496	$36,687	$49,129
8/25	$30,077	$37,431	$49,679
9/25	$31,357	$38,797	$52,318
10/25	$32,362	$39,706	$54,218
11/25	$29,271	$39,803	$53,236
12/25	$29,315	$39,827	$52,906

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	17.65%	(0.48)%	11.35%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	16.65%	(0.48)%	11.35%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 217,043,614
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,090,104
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$217,043,614
# of Portfolio Holdings	29
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$1,090,104

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.0%
Short-Term Investments	1.8%
Industrials	4.0%
Communication Services	6.2%
Financials	7.8%
Health Care	13.2%
Consumer Discretionary	23.2%
Information Technology	42.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.4%
Tesla, Inc.	8.3%
Shopify, Inc.	7.5%
Airbnb, Inc.	5.6%
Royalty Pharma PLC	5.5%
AppLovin Corp.	5.0%
DoorDash, Inc.	4.9%
Snowflake, Inc.	4.8%
Crowdstrike Holdings, Inc.	4.8%
ROBLOX Corp.	4.7%
Total	63.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085091
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio
Class Name	Class I
Trading Symbol	MPAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.84%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection in information technology, led by a web performance and security company

↑ Stock selection in consumer discretionary, where the largest contributor was a leading food delivery company in the U.S.

↑ Stock selection in health care, which benefited most from a biopharmaceutical royalties acquirer

↓ Stock selection in communication services, where an advertising software platform detracted the most within the sector

↓ Average overweight in consumer discretionary

↓Stock selection industrials

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	S&P 500® Index	Russell 1000® Growth Index
12/15	$1,000,000	$1,000,000	$1,000,000
1/16	$937,967	$950,376	$944,173
2/16	$916,140	$949,094	$943,770
3/16	$968,983	$1,013,478	$1,007,419
4/16	$976,450	$1,017,407	$998,220
5/16	$989,661	$1,035,678	$1,017,604
6/16	$998,851	$1,038,362	$1,013,608
7/16	$1,047,113	$1,076,645	$1,061,452
8/16	$1,052,953	$1,078,156	$1,056,178
9/16	$1,059,961	$1,078,360	$1,060,042
10/16	$1,041,273	$1,058,690	$1,035,149
11/16	$1,041,273	$1,097,898	$1,057,672
12/16	$1,028,160	$1,119,599	$1,070,765
1/17	$1,075,831	$1,140,834	$1,106,848
2/17	$1,107,023	$1,186,132	$1,152,822
3/17	$1,125,267	$1,187,515	$1,166,156
4/17	$1,171,172	$1,199,711	$1,192,826
5/17	$1,211,192	$1,216,594	$1,223,843
6/17	$1,196,479	$1,224,188	$1,220,618
7/17	$1,229,498	$1,249,360	$1,253,061
8/17	$1,241,923	$1,253,185	$1,276,032
9/17	$1,241,332	$1,279,036	$1,292,623
10/17	$1,296,949	$1,308,883	$1,342,708
11/17	$1,338,366	$1,349,026	$1,383,499
12/17	$1,357,794	$1,364,025	$1,394,270
1/18	$1,466,038	$1,442,121	$1,493,021
2/18	$1,455,276	$1,388,969	$1,453,872
3/18	$1,421,727	$1,353,670	$1,414,003
4/18	$1,438,818	$1,358,865	$1,418,943
5/18	$1,506,550	$1,391,589	$1,481,137
6/18	$1,528,705	$1,400,154	$1,495,398
7/18	$1,528,874	$1,452,259	$1,539,298
8/18	$1,611,847	$1,499,581	$1,623,461
9/18	$1,618,279	$1,508,116	$1,632,534
10/18	$1,483,851	$1,405,036	$1,486,542
11/18	$1,515,351	$1,433,669	$1,502,331
12/18	$1,408,598	$1,304,222	$1,373,165
1/19	$1,554,292	$1,408,736	$1,496,593
2/19	$1,613,375	$1,453,969	$1,550,141
3/19	$1,662,388	$1,482,222	$1,594,262
4/19	$1,744,298	$1,542,236	$1,666,291
5/19	$1,691,258	$1,444,230	$1,561,026
6/19	$1,783,240	$1,546,014	$1,668,232
7/19	$1,807,410	$1,568,233	$1,705,902
8/19	$1,769,140	$1,543,392	$1,692,837
9/19	$1,732,885	$1,572,270	$1,693,047
10/19	$1,706,029	$1,606,325	$1,740,777
11/19	$1,786,597	$1,664,632	$1,818,003
12/19	$1,783,283	$1,714,874	$1,872,854
1/20	$1,885,243	$1,714,202	$1,914,722
2/20	$1,786,020	$1,573,090	$1,784,326
3/20	$1,611,524	$1,378,793	$1,608,792
4/20	$1,898,245	$1,555,546	$1,846,847
5/20	$2,176,754	$1,629,634	$1,970,833
6/20	$2,358,094	$1,662,043	$2,056,653
7/20	$2,567,489	$1,755,757	$2,214,890
8/20	$2,774,147	$1,881,962	$2,443,450
9/20	$2,683,820	$1,810,454	$2,328,485
10/20	$2,629,760	$1,762,307	$2,249,406
11/20	$2,991,754	$1,955,216	$2,479,727
12/20	$3,117,004	$2,030,390	$2,593,772
1/21	$3,056,494	$2,009,892	$2,574,581
2/21	$3,229,380	$2,065,314	$2,573,985
3/21	$3,033,442	$2,155,766	$2,618,207
4/21	$3,189,040	$2,270,817	$2,796,346
5/21	$3,114,123	$2,286,677	$2,757,669
6/21	$3,382,097	$2,340,059	$2,930,679
7/21	$3,377,775	$2,395,647	$3,027,263
8/21	$3,428,200	$2,468,488	$3,140,449
9/21	$3,202,007	$2,353,679	$2,964,566
10/21	$3,365,529	$2,518,582	$3,221,343
11/21	$3,213,532	$2,501,131	$3,241,039
12/21	$2,978,439	$2,613,222	$3,309,563
1/22	$2,434,565	$2,477,996	$3,025,520
2/22	$2,336,083	$2,403,801	$2,897,015
3/22	$2,234,051	$2,493,053	$3,010,340
4/22	$1,799,307	$2,275,654	$2,646,806
5/22	$1,526,039	$2,279,829	$2,585,274
6/22	$1,385,857	$2,091,643	$2,380,491
7/22	$1,575,724	$2,284,502	$2,666,200
8/22	$1,602,341	$2,191,336	$2,541,998
9/22	$1,436,429	$1,989,517	$2,294,876
10/22	$1,508,295	$2,150,591	$2,429,008
11/22	$1,497,648	$2,270,775	$2,539,690
12/22	$1,353,995	$2,139,945	$2,345,260
1/23	$1,566,606	$2,274,406	$2,540,731
2/23	$1,525,203	$2,218,913	$2,510,557
3/23	$1,614,723	$2,300,379	$2,682,169
4/23	$1,533,036	$2,336,284	$2,708,631
5/23	$1,693,053	$2,346,439	$2,832,086
6/23	$1,827,334	$2,501,481	$3,025,760
7/23	$1,948,186	$2,581,841	$3,127,697
8/23	$1,732,218	$2,540,734	$3,099,614
9/23	$1,629,270	$2,419,597	$2,931,045
10/23	$1,514,013	$2,368,721	$2,889,314
11/23	$1,815,025	$2,585,046	$3,204,281
12/23	$1,980,637	$2,702,486	$3,346,173
1/24	$1,941,472	$2,747,899	$3,429,632
2/24	$2,171,987	$2,894,625	$3,663,626
3/24	$2,192,129	$2,987,758	$3,728,121
4/24	$1,982,875	$2,865,725	$3,569,990
5/24	$1,935,877	$3,007,821	$3,783,708
6/24	$2,007,493	$3,115,748	$4,038,849
7/24	$2,026,516	$3,153,674	$3,970,147
8/24	$2,107,085	$3,230,171	$4,052,836
9/24	$2,218,985	$3,299,158	$4,167,655
10/24	$2,314,100	$3,269,240	$4,153,864
11/24	$2,763,940	$3,461,148	$4,423,285
12/24	$2,696,829	$3,378,640	$4,462,330
1/25	$2,977,063	$3,472,727	$4,550,596
2/25	$2,804,611	$3,427,414	$4,387,108
3/25	$2,513,032	$3,234,299	$4,017,540
4/25	$2,701,367	$3,212,367	$4,088,693
5/25	$3,057,616	$3,414,569	$4,450,463
6/25	$3,266,374	$3,588,209	$4,734,211
7/25	$3,332,178	$3,668,739	$4,912,938
8/25	$3,286,796	$3,743,110	$4,967,863
9/25	$3,427,480	$3,879,734	$5,231,772
10/25	$3,538,666	$3,970,572	$5,421,816
11/25	$3,201,705	$3,980,304	$5,323,557
12/25	$3,208,176	$3,982,741	$5,290,555

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	18.96%	0.58%	12.36%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 217,043,614
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,090,104
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$217,043,614
# of Portfolio Holdings	29
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$1,090,104

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.0%
Short-Term Investments	1.8%
Industrials	4.0%
Communication Services	6.2%
Financials	7.8%
Health Care	13.2%
Consumer Discretionary	23.2%
Information Technology	42.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.4%
Tesla, Inc.	8.3%
Shopify, Inc.	7.5%
Airbnb, Inc.	5.6%
Royalty Pharma PLC	5.5%
AppLovin Corp.	5.0%
DoorDash, Inc.	4.9%
Snowflake, Inc.	4.8%
Crowdstrike Holdings, Inc.	4.8%
ROBLOX Corp.	4.7%
Total	63.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085092
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio
Class Name	Class L
Trading Symbol	MAPLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$107	0.98%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection in information technology, led by a web performance and security company

↑ Stock selection in consumer discretionary, where the largest contributor was a leading food delivery company in the U.S.

↑ Stock selection in health care, which benefited most from a biopharmaceutical royalties acquirer

↓ Stock selection in communication services, where an advertising software platform detracted the most within the sector

↓ Average overweight in consumer discretionary

↓Stock selection industrials

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class L	S&P 500® Index	Russell 1000® Growth Index
12/15	$10,000	$10,000	$10,000
1/16	$9,379	$9,504	$9,442
2/16	$9,161	$9,491	$9,438
3/16	$9,690	$10,135	$10,074
4/16	$9,764	$10,174	$9,982
5/16	$9,891	$10,357	$10,176
6/16	$9,983	$10,384	$10,136
7/16	$10,466	$10,766	$10,615
8/16	$10,524	$10,782	$10,562
9/16	$10,594	$10,784	$10,600
10/16	$10,407	$10,587	$10,351
11/16	$10,407	$10,979	$10,577
12/16	$10,272	$11,196	$10,708
1/17	$10,748	$11,408	$11,068
2/17	$11,060	$11,861	$11,528
3/17	$11,248	$11,875	$11,662
4/17	$11,701	$11,997	$11,928
5/17	$12,101	$12,166	$12,238
6/17	$11,948	$12,242	$12,206
7/17	$12,284	$12,494	$12,531
8/17	$12,403	$12,532	$12,760
9/17	$12,397	$12,790	$12,926
10/17	$12,953	$13,089	$13,427
11/17	$13,361	$13,490	$13,835
12/17	$13,555	$13,640	$13,943
1/18	$14,631	$14,421	$14,930
2/18	$14,530	$13,890	$14,539
3/18	$14,194	$13,537	$14,140
4/18	$14,359	$13,589	$14,189
5/18	$15,036	$13,916	$14,811
6/18	$15,251	$14,002	$14,954
7/18	$15,253	$14,523	$15,393
8/18	$16,082	$14,996	$16,235
9/18	$16,140	$15,081	$16,325
10/18	$14,803	$14,050	$14,865
11/18	$15,104	$14,337	$15,023
12/18	$14,044	$13,042	$13,732
1/19	$15,494	$14,087	$14,966
2/19	$16,084	$14,540	$15,501
3/19	$16,568	$14,822	$15,943
4/19	$17,380	$15,422	$16,663
5/19	$16,850	$14,442	$15,610
6/19	$17,769	$15,460	$16,682
7/19	$18,004	$15,682	$17,059
8/19	$17,622	$15,434	$16,928
9/19	$17,266	$15,723	$16,930
10/19	$16,991	$16,063	$17,408
11/19	$17,790	$16,646	$18,180
12/19	$17,756	$17,149	$18,729
1/20	$18,776	$17,142	$19,147
2/20	$17,777	$15,731	$17,843
3/20	$16,039	$13,788	$16,088
4/20	$18,892	$15,555	$18,468
5/20	$21,663	$16,296	$19,708
6/20	$23,470	$16,620	$20,567
7/20	$25,550	$17,558	$22,149
8/20	$27,603	$18,820	$24,434
9/20	$26,706	$18,105	$23,285
10/20	$26,166	$17,623	$22,494
11/20	$29,765	$19,552	$24,797
12/20	$31,011	$20,304	$25,938
1/21	$30,406	$20,099	$25,746
2/21	$32,120	$20,653	$25,740
3/21	$30,168	$21,558	$26,182
4/21	$31,717	$22,708	$27,963
5/21	$30,975	$22,867	$27,577
6/21	$33,633	$23,401	$29,307
7/21	$33,583	$23,956	$30,273
8/21	$34,080	$24,685	$31,404
9/21	$31,832	$23,537	$29,646
10/21	$33,453	$25,186	$32,213
11/21	$31,940	$25,011	$32,410
12/21	$29,603	$26,132	$33,096
1/22	$24,191	$24,780	$30,255
2/22	$23,213	$24,038	$28,970
3/22	$22,191	$24,931	$30,103
4/22	$17,872	$22,757	$26,468
5/22	$15,153	$22,798	$25,853
6/22	$13,757	$20,916	$23,805
7/22	$15,641	$22,845	$26,662
8/22	$15,908	$21,913	$25,420
9/22	$14,264	$19,895	$22,949
10/22	$14,975	$21,506	$24,290
11/22	$14,868	$22,708	$25,397
12/22	$13,438	$21,399	$23,453
1/23	$15,550	$22,744	$25,407
2/23	$15,134	$22,189	$25,106
3/23	$16,022	$23,004	$26,822
4/23	$15,202	$23,363	$27,086
5/23	$16,786	$23,464	$28,321
6/23	$18,123	$25,015	$30,258
7/23	$19,325	$25,818	$31,277
8/23	$17,179	$25,407	$30,996
9/23	$16,157	$24,196	$29,310
10/23	$15,000	$23,687	$28,893
11/23	$17,988	$25,850	$32,043
12/23	$19,629	$27,025	$33,462
1/24	$19,235	$27,479	$34,296
2/24	$21,516	$28,946	$36,636
3/24	$21,707	$29,878	$37,281
4/24	$19,640	$28,657	$35,700
5/24	$19,179	$30,078	$37,837
6/24	$19,876	$31,157	$40,388
7/24	$20,067	$31,537	$39,701
8/24	$20,865	$32,302	$40,528
9/24	$21,966	$32,992	$41,677
10/24	$22,909	$32,692	$41,539
11/24	$27,359	$34,611	$44,233
12/24	$26,688	$33,786	$44,623
1/25	$29,465	$34,727	$45,506
2/25	$27,747	$34,274	$43,871
3/25	$24,867	$32,343	$40,175
4/25	$26,722	$32,124	$40,887
5/25	$30,239	$34,146	$44,505
6/25	$32,299	$35,882	$47,342
7/25	$32,948	$36,687	$49,129
8/25	$32,504	$37,431	$49,679
9/25	$33,892	$38,797	$52,318
10/25	$34,973	$39,706	$54,218
11/25	$31,639	$39,803	$53,236
12/25	$31,696	$39,827	$52,906

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	18.76%	0.44%	12.23%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 217,043,614
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,090,104
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$217,043,614
# of Portfolio Holdings	29
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$1,090,104

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.0%
Short-Term Investments	1.8%
Industrials	4.0%
Communication Services	6.2%
Financials	7.8%
Health Care	13.2%
Consumer Discretionary	23.2%
Information Technology	42.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.4%
Tesla, Inc.	8.3%
Shopify, Inc.	7.5%
Airbnb, Inc.	5.6%
Royalty Pharma PLC	5.5%
AppLovin Corp.	5.0%
DoorDash, Inc.	4.9%
Snowflake, Inc.	4.8%
Crowdstrike Holdings, Inc.	4.8%
ROBLOX Corp.	4.7%
Total	63.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126919
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio
Class Name	Class R6
Trading Symbol	MADSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$88	0.80%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection in information technology, led by a web performance and security company

↑ Stock selection in consumer discretionary, where the largest contributor was a leading food delivery company in the U.S.

↑ Stock selection in health care, which benefited most from a biopharmaceutical royalties acquirer

↓ Stock selection in communication services, where an advertising software platform detracted the most within the sector

↓ Average overweight in consumer discretionary

↓Stock selection industrials

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	S&P 500® Index	Russell 1000® Growth Index
12/15	$5,000,000	$5,000,000	$5,000,000
1/16	$4,687,321	$4,751,879	$4,720,863
2/16	$4,578,313	$4,745,468	$4,718,849
3/16	$4,845,095	$5,067,392	$5,037,094
4/16	$4,882,387	$5,087,037	$4,991,098
5/16	$4,945,496	$5,178,390	$5,088,021
6/16	$4,991,394	$5,191,808	$5,068,038
7/16	$5,235,290	$5,383,223	$5,307,260
8/16	$5,264,456	$5,390,782	$5,280,892
9/16	$5,302,372	$5,391,801	$5,300,209
10/16	$5,206,124	$5,293,448	$5,175,744
11/16	$5,206,124	$5,489,490	$5,288,360
12/16	$5,139,403	$5,597,996	$5,353,824
1/17	$5,377,556	$5,704,170	$5,534,241
2/17	$5,536,325	$5,930,660	$5,764,109
3/17	$5,627,470	$5,937,577	$5,830,779
4/17	$5,856,803	$5,998,556	$5,964,129
5/17	$6,056,734	$6,082,972	$6,119,213
6/17	$5,983,230	$6,120,939	$6,103,092
7/17	$6,151,140	$6,246,802	$6,265,307
8/17	$6,210,257	$6,265,925	$6,380,159
9/17	$6,207,301	$6,395,180	$6,463,113
10/17	$6,488,108	$6,544,414	$6,713,540
11/17	$6,695,018	$6,745,129	$6,917,496
12/17	$6,795,231	$6,820,126	$6,971,350
1/18	$7,332,778	$7,210,605	$7,465,104
2/18	$7,282,185	$6,944,843	$7,269,362
3/18	$7,114,597	$6,768,352	$7,070,014
4/18	$7,199,972	$6,794,323	$7,094,713
5/18	$7,538,311	$6,957,943	$7,405,684
6/18	$7,648,982	$7,000,769	$7,476,990
7/18	$7,649,829	$7,261,293	$7,696,488
8/18	$8,067,502	$7,497,904	$8,117,303
9/18	$8,099,630	$7,540,582	$8,162,671
10/18	$7,428,142	$7,025,182	$7,432,708
11/18	$7,582,254	$7,168,344	$7,511,656
12/18	$7,049,049	$6,521,108	$6,865,823
1/19	$7,780,111	$7,043,682	$7,482,965
2/19	$8,075,218	$7,269,843	$7,750,704
3/19	$8,320,024	$7,411,108	$7,971,312
4/19	$8,732,504	$7,711,181	$8,331,456
5/19	$8,467,577	$7,221,150	$7,805,129
6/19	$8,927,006	$7,730,070	$8,341,159
7/19	$9,047,732	$7,841,167	$8,529,510
8/19	$8,856,583	$7,716,960	$8,464,184
9/19	$8,675,494	$7,861,348	$8,465,235
10/19	$8,541,354	$8,031,623	$8,703,884
11/19	$8,943,774	$8,323,162	$9,090,015
12/19	$8,927,147	$8,574,372	$9,364,271
1/20	$9,439,809	$8,571,010	$9,573,611
2/20	$8,940,818	$7,865,451	$8,921,631
3/20	$8,069,294	$6,893,967	$8,043,960
4/20	$9,504,746	$7,777,730	$9,234,234
5/20	$10,899,186	$8,148,169	$9,854,167
6/20	$11,811,723	$8,310,213	$10,283,267
7/20	$12,857,553	$8,778,785	$11,074,452
8/20	$13,893,129	$9,409,809	$12,217,248
9/20	$13,441,987	$9,052,268	$11,642,427
10/20	$13,171,985	$8,811,534	$11,247,029
11/20	$14,986,808	$9,776,079	$12,398,633
12/20	$15,615,916	$10,151,951	$12,968,860
1/21	$15,313,742	$10,049,459	$12,872,905
2/21	$16,180,693	$10,326,572	$12,869,926
3/21	$15,198,628	$10,778,831	$13,091,034
4/21	$15,982,841	$11,354,084	$13,981,730
5/21	$15,608,721	$11,433,386	$13,788,344
6/21	$16,950,517	$11,700,296	$14,653,394
7/21	$16,928,933	$11,978,235	$15,136,316
8/21	$17,184,342	$12,342,441	$15,702,246
9/21	$16,051,190	$11,768,397	$14,822,829
10/21	$16,871,376	$12,592,912	$16,106,716
11/21	$16,108,747	$12,505,656	$16,205,193
12/21	$14,935,584	$13,066,111	$16,547,817
1/22	$12,204,328	$12,389,979	$15,127,599
2/22	$11,712,968	$12,019,005	$14,485,077
3/22	$11,199,474	$12,465,265	$15,051,699
4/22	$9,021,553	$11,378,271	$13,234,030
5/22	$7,649,285	$11,399,145	$12,926,371
6/22	$6,949,871	$10,458,217	$11,902,455
7/22	$7,901,605	$11,422,511	$13,331,001
8/22	$8,034,406	$10,956,680	$12,709,989
9/22	$7,206,618	$9,947,585	$11,474,378
10/22	$7,565,179	$10,752,955	$12,145,038
11/22	$7,512,059	$11,353,873	$12,698,451
12/22	$6,790,558	$10,699,725	$11,726,300
1/23	$7,860,991	$11,372,031	$12,703,657
2/23	$7,649,135	$11,094,565	$12,552,784
3/23	$8,100,724	$11,501,894	$13,410,844
4/23	$7,688,161	$11,681,421	$13,543,157
5/23	$8,496,561	$11,732,196	$14,160,431
6/23	$9,165,581	$12,507,404	$15,128,800
7/23	$9,773,275	$12,909,204	$15,638,485
8/23	$8,691,692	$12,703,669	$15,498,069
9/23	$8,178,776	$12,097,985	$14,655,225
10/23	$7,593,383	$11,843,606	$14,446,570
11/23	$9,109,829	$12,925,228	$16,021,406
12/23	$9,934,955	$13,512,429	$16,730,865
1/24	$9,739,824	$13,739,496	$17,148,160
2/24	$10,899,459	$14,473,125	$18,318,128
3/24	$10,999,812	$14,938,791	$18,640,604
4/24	$9,951,680	$14,328,623	$17,849,948
5/24	$9,717,523	$15,039,103	$18,918,538
6/24	$10,074,334	$15,578,738	$20,194,246
7/24	$10,169,112	$15,768,368	$19,850,733
8/24	$10,576,099	$16,150,857	$20,264,182
9/24	$11,133,617	$16,495,792	$20,838,277
10/24	$11,613,081	$16,346,199	$20,769,318
11/24	$13,871,026	$17,305,739	$22,116,425
12/24	$13,530,173	$16,893,201	$22,311,651
1/25	$14,938,034	$17,363,633	$22,752,981
2/25	$14,072,963	$17,137,070	$21,935,539
3/25	$12,614,214	$16,171,495	$20,087,698
4/25	$13,558,443	$16,061,837	$20,443,467
5/25	$15,345,127	$17,072,844	$22,252,317
6/25	$16,396,783	$17,941,044	$23,671,054
7/25	$16,724,718	$18,343,694	$24,564,688
8/25	$16,498,556	$18,715,549	$24,839,317
9/25	$17,205,314	$19,398,668	$26,158,859
10/25	$17,759,412	$19,852,861	$27,109,082
11/25	$16,068,847	$19,901,520	$26,617,784
12/25	$16,102,194	$19,913,705	$26,452,775

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	19.01%	0.62%	12.41%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 217,043,614
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,090,104
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$217,043,614
# of Portfolio Holdings	29
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$1,090,104

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.0%
Short-Term Investments	1.8%
Industrials	4.0%
Communication Services	6.2%
Financials	7.8%
Health Care	13.2%
Consumer Discretionary	23.2%
Information Technology	42.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.4%
Tesla, Inc.	8.3%
Shopify, Inc.	7.5%
Airbnb, Inc.	5.6%
Royalty Pharma PLC	5.5%
AppLovin Corp.	5.0%
DoorDash, Inc.	4.9%
Snowflake, Inc.	4.8%
Crowdstrike Holdings, Inc.	4.8%
ROBLOX Corp.	4.7%
Total	63.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236926
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio
Class Name	Class A
Trading Symbol	MSCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	1.05%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↓ Stock selection in information technology and health care were major detractors

↓ Accenture was the largest absolute detractor

↑ Stock selection in communication services was a positive contributor, as was an underweight to consumer discretionary and overweight to health care

↑ The largest contributors to absolute performance were the cloud hyperscalers Alphabet and Microsoft

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with maximum sales charge	S&P 500® Index
7/22	$9,479	$10,000
7/22	$9,479	$10,000
8/22	$8,995	$9,592
9/22	$8,085	$8,709
10/22	$8,540	$9,414
11/22	$9,175	$9,940
12/22	$8,825	$9,367
1/23	$9,289	$9,956
2/23	$8,844	$9,713
3/23	$9,308	$10,069
4/23	$9,431	$10,227
5/23	$9,289	$10,271
6/23	$9,924	$10,950
7/23	$10,161	$11,302
8/23	$10,152	$11,122
9/23	$9,640	$10,591
10/23	$9,308	$10,369
11/23	$10,114	$11,316
12/23	$10,519	$11,830
1/24	$10,643	$12,028
2/24	$11,035	$12,671
3/24	$11,112	$13,078
4/24	$10,557	$12,544
5/24	$10,825	$13,166
6/24	$10,988	$13,639
7/24	$11,476	$13,805
8/24	$11,811	$14,139
9/24	$11,926	$14,441
10/24	$11,610	$14,311
11/24	$12,040	$15,151
12/24	$11,593	$14,789
1/25	$12,081	$15,201
2/25	$12,032	$15,003
3/25	$11,762	$14,158
4/25	$11,483	$14,062
5/25	$11,982	$14,947
6/25	$12,052	$15,707
7/25	$11,842	$16,059
8/25	$11,992	$16,385
9/25	$11,722	$16,983
10/25	$11,353	$17,380
11/25	$11,423	$17,423
12/25	$11,383	$17,434

Average Annual Return [Table Text Block]
AATR	1 Year	Since 7/29/22 (Inception)
Class A	(1.81)%	5.49%
Class A, with 5.25% maximum front end sales charge	(6.93)%	3.85%
S&P 500® Index	17.88%	17.62%

Performance Inception Date	Jul. 29, 2022
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Dec. 31, 2024
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 1,325,238
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,325,238
# of Portfolio Holdings	28
Portfolio Turnover Rate	63%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	6.5%
Consumer Discretionary	10.4%
Consumer Staples	10.7%
Health Care	12.5%
Industrials	14.1%
Information Technology	19.4%
Financials	26.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.6%
Alphabet, Inc.	6.5%
Visa, Inc.	5.5%
Coca-Cola Co.	4.9%
Intercontinental Exchange, Inc.	4.7%
Texas Instruments, Inc.	4.6%
S&P Global, Inc.	4.3%
Procter & Gamble Co.	4.2%
AutoZone, Inc.	4.2%
Zoetis, Inc.	3.8%
Total	51.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024.

The Directors of the Company approved a Plan of Liquidation with respect to the Fund, a portfolio of common stock of the Company. Pursuant to the Plan of Liquidation, the assets of Fund will be liquidated, known or reasonably ascertainable liabilities will be satisfied or provided for, the remaining proceeds will be distributed to the Fund’s shareholders and all of the issued and outstanding shares will be redeemed (the “Liquidation”). The Liquidation occurred on January 16, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024.
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236923
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio
Class Name	Class C
Trading Symbol	MSBWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$178	1.80%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↓ Stock selection in information technology and health care were major detractors

↓ Accenture was the largest absolute detractor

↑ Stock selection in communication services was a positive contributor, as was an underweight to consumer discretionary and overweight to health care

↑ The largest contributors to absolute performance were the cloud hyperscalers Alphabet and Microsoft

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	S&P 500® Index
7/22	$10,000	$10,000
7/22	$10,000	$10,000
8/22	$9,480	$9,592
9/22	$8,520	$8,709
10/22	$9,000	$9,414
11/22	$9,650	$9,940
12/22	$9,290	$9,367
1/23	$9,760	$9,956
2/23	$9,290	$9,713
3/23	$9,770	$10,069
4/23	$9,890	$10,227
5/23	$9,740	$10,271
6/23	$10,400	$10,950
7/23	$10,640	$11,302
8/23	$10,630	$11,122
9/23	$10,080	$10,591
10/23	$9,730	$10,369
11/23	$10,560	$11,316
12/23	$10,981	$11,830
1/24	$11,102	$12,028
2/24	$11,503	$12,671
3/24	$11,573	$13,078
4/24	$10,991	$12,544
5/24	$11,262	$13,166
6/24	$11,423	$13,639
7/24	$11,934	$13,805
8/24	$12,265	$14,139
9/24	$12,385	$14,441
10/24	$12,044	$14,311
11/24	$12,486	$15,151
12/24	$12,003	$14,789
1/25	$12,513	$15,201
2/25	$12,451	$15,003
3/25	$12,170	$14,158
4/25	$11,868	$14,062
5/25	$12,378	$14,947
6/25	$12,440	$15,707
7/25	$12,211	$16,059
8/25	$12,367	$16,385
9/25	$12,076	$16,983
10/25	$11,691	$17,380
11/25	$11,754	$17,423
12/25	$11,706	$17,434

Average Annual Return [Table Text Block]
AATR	1 Year	Since 7/29/22 (Inception)
Class C	(2.48)%	4.71%
Class C, with 1% maximum contingent deferred sales charge	(3.44)%	4.71%
S&P 500® Index	17.88%	17.62%

Performance Inception Date	Jul. 29, 2022
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Dec. 31, 2024
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 1,325,238
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,325,238
# of Portfolio Holdings	28
Portfolio Turnover Rate	63%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	6.5%
Consumer Discretionary	10.4%
Consumer Staples	10.7%
Health Care	12.5%
Industrials	14.1%
Information Technology	19.4%
Financials	26.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.6%
Alphabet, Inc.	6.5%
Visa, Inc.	5.5%
Coca-Cola Co.	4.9%
Intercontinental Exchange, Inc.	4.7%
Texas Instruments, Inc.	4.6%
S&P Global, Inc.	4.3%
Procter & Gamble Co.	4.2%
AutoZone, Inc.	4.2%
Zoetis, Inc.	3.8%
Total	51.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024.

The Directors of the Company approved a Plan of Liquidation with respect to the Fund, a portfolio of common stock of the Company. Pursuant to the Plan of Liquidation, the assets of Fund will be liquidated, known or reasonably ascertainable liabilities will be satisfied or provided for, the remaining proceeds will be distributed to the Fund’s shareholders and all of the issued and outstanding shares will be redeemed (the “Liquidation”). The Liquidation occurred on January 16, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024.
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236924
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio
Class Name	Class I
Trading Symbol	MSBVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	0.70%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↓ Stock selection in information technology and health care were major detractors

↓ Accenture was the largest absolute detractor

↑ Stock selection in communication services was a positive contributor, as was an underweight to consumer discretionary and overweight to health care

↑ The largest contributors to absolute performance were the cloud hyperscalers Alphabet and Microsoft

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	S&P 500® Index
7/22	$1,000,000	$1,000,000
7/22	$1,000,000	$1,000,000
8/22	$949,000	$959,218
9/22	$854,000	$870,875
10/22	$902,000	$941,383
11/22	$969,000	$993,991
12/22	$933,000	$936,723
1/23	$982,000	$995,581
2/23	$935,000	$971,290
3/23	$984,000	$1,006,950
4/23	$997,000	$1,022,667
5/23	$983,000	$1,027,112
6/23	$1,050,000	$1,094,978
7/23	$1,076,000	$1,130,155
8/23	$1,076,000	$1,112,161
9/23	$1,021,000	$1,059,135
10/23	$986,000	$1,036,865
11/23	$1,072,000	$1,131,557
12/23	$1,115,319	$1,182,965
1/24	$1,128,488	$1,202,844
2/24	$1,170,021	$1,267,070
3/24	$1,179,138	$1,307,838
4/24	$1,120,384	$1,254,420
5/24	$1,149,761	$1,316,620
6/24	$1,166,982	$1,363,863
7/24	$1,219,658	$1,380,464
8/24	$1,255,114	$1,413,950
9/24	$1,268,283	$1,444,148
10/24	$1,234,854	$1,431,051
11/24	$1,281,452	$1,515,056
12/24	$1,233,096	$1,478,939
1/25	$1,286,064	$1,520,124
2/25	$1,281,826	$1,500,289
3/25	$1,253,224	$1,415,756
4/25	$1,222,502	$1,406,156
5/25	$1,276,530	$1,494,666
6/25	$1,285,004	$1,570,674
7/25	$1,262,758	$1,605,925
8/25	$1,278,648	$1,638,479
9/25	$1,250,046	$1,698,284
10/25	$1,211,909	$1,738,047
11/25	$1,219,324	$1,742,307
12/25	$1,215,172	$1,743,374

Average Annual Return [Table Text Block]
AATR	1 Year	Since 7/29/22 (Inception)
Class I	(1.45)%	5.86%
S&P 500® Index	17.88%	17.62%

Performance Inception Date	Jul. 29, 2022
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Dec. 31, 2024
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 1,325,238
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,325,238
# of Portfolio Holdings	28
Portfolio Turnover Rate	63%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	6.5%
Consumer Discretionary	10.4%
Consumer Staples	10.7%
Health Care	12.5%
Industrials	14.1%
Information Technology	19.4%
Financials	26.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.6%
Alphabet, Inc.	6.5%
Visa, Inc.	5.5%
Coca-Cola Co.	4.9%
Intercontinental Exchange, Inc.	4.7%
Texas Instruments, Inc.	4.6%
S&P Global, Inc.	4.3%
Procter & Gamble Co.	4.2%
AutoZone, Inc.	4.2%
Zoetis, Inc.	3.8%
Total	51.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024.

The Directors of the Company approved a Plan of Liquidation with respect to the Fund, a portfolio of common stock of the Company. Pursuant to the Plan of Liquidation, the assets of Fund will be liquidated, known or reasonably ascertainable liabilities will be satisfied or provided for, the remaining proceeds will be distributed to the Fund’s shareholders and all of the issued and outstanding shares will be redeemed (the “Liquidation”). The Liquidation occurred on January 16, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024.
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236925
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio
Class Name	Class R6
Trading Symbol	MSBQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$65	0.65%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↓ Stock selection in information technology and health care were major detractors

↓ Accenture was the largest absolute detractor

↑ Stock selection in communication services was a positive contributor, as was an underweight to consumer discretionary and overweight to health care

↑ The largest contributors to absolute performance were the cloud hyperscalers Alphabet and Microsoft

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	S&P 500® Index
7/22	$5,000,000	$5,000,000
7/22	$5,000,000	$5,000,000
8/22	$4,745,000	$4,796,091
9/22	$4,270,000	$4,354,377
10/22	$4,510,000	$4,706,914
11/22	$4,845,000	$4,969,955
12/22	$4,665,000	$4,683,613
1/23	$4,910,000	$4,977,903
2/23	$4,675,000	$4,856,448
3/23	$4,920,000	$5,034,748
4/23	$4,990,000	$5,113,333
5/23	$4,915,000	$5,135,559
6/23	$5,255,000	$5,474,892
7/23	$5,385,000	$5,650,773
8/23	$5,380,000	$5,560,804
9/23	$5,105,000	$5,295,676
10/23	$4,935,000	$5,184,327
11/23	$5,365,000	$5,657,787
12/23	$5,579,184	$5,914,824
1/24	$5,645,060	$6,014,218
2/24	$5,857,890	$6,335,351
3/24	$5,898,429	$6,539,189
4/24	$5,609,588	$6,272,098
5/24	$5,751,475	$6,583,098
6/24	$5,837,620	$6,819,314
7/24	$6,106,191	$6,902,321
8/24	$6,283,550	$7,069,749
9/24	$6,349,426	$7,220,738
10/24	$6,182,202	$7,155,256
11/24	$6,410,234	$7,575,278
12/24	$6,171,110	$7,394,697
1/25	$6,436,192	$7,600,620
2/25	$6,414,986	$7,501,446
3/25	$6,271,841	$7,078,782
4/25	$6,123,395	$7,030,782
5/25	$6,393,779	$7,473,332
6/25	$6,430,891	$7,853,371
7/25	$6,324,858	$8,029,624
8/25	$6,404,382	$8,192,397
9/25	$6,261,238	$8,491,420
10/25	$6,065,077	$8,690,235
11/25	$6,107,490	$8,711,534
12/25	$6,084,554	$8,716,868

Average Annual Return [Table Text Block]
AATR	1 Year	Since 7/29/22 (Inception)
Class R6	(1.40)%	5.90%
S&P 500® Index	17.88%	17.62%

Performance Inception Date	Jul. 29, 2022
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Dec. 31, 2024
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 1,325,238
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,325,238
# of Portfolio Holdings	28
Portfolio Turnover Rate	63%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	6.5%
Consumer Discretionary	10.4%
Consumer Staples	10.7%
Health Care	12.5%
Industrials	14.1%
Information Technology	19.4%
Financials	26.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.6%
Alphabet, Inc.	6.5%
Visa, Inc.	5.5%
Coca-Cola Co.	4.9%
Intercontinental Exchange, Inc.	4.7%
Texas Instruments, Inc.	4.6%
S&P Global, Inc.	4.3%
Procter & Gamble Co.	4.2%
AutoZone, Inc.	4.2%
Zoetis, Inc.	3.8%
Total	51.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024.

The Directors of the Company approved a Plan of Liquidation with respect to the Fund, a portfolio of common stock of the Company. Pursuant to the Plan of Liquidation, the assets of Fund will be liquidated, known or reasonably ascertainable liabilities will be satisfied or provided for, the remaining proceeds will be distributed to the Fund’s shareholders and all of the issued and outstanding shares will be redeemed (the “Liquidation”). The Liquidation occurred on January 16, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024.
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000163121
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio
Class Name	Class A
Trading Symbol	MSAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$147	1.43%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country Asia ex Japan Net Index:

↓ Stock selection in consumer discretionary, where exposure to a Chinese consumer services app was the primary detractor

↓ Stock selection in financials, where exposure to a Chinese consumer finance platform was the main detractor

↓ An average underweight in information technology, where underexposure to a leading foundry provider was the top detractor

↑ Stock selection in communication services, where exposure to a live streaming platform was the main contributor

↑ No exposure in utilities

↑ An average underweight in health care

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI All Country Asia ex Japan Net Index
12/15	$9,471	$10,000
1/16	$8,876	$9,236
2/16	$8,480	$9,150
3/16	$9,245	$10,178
4/16	$9,348	$10,087
5/16	$9,330	$9,952
6/16	$9,613	$10,218
7/16	$9,844	$10,713
8/16	$10,061	$11,074
9/16	$10,241	$11,255
10/16	$10,061	$11,084
11/16	$9,702	$10,765
12/16	$9,313	$10,544
1/17	$9,891	$11,198
2/17	$10,295	$11,577
3/17	$11,046	$11,956
4/17	$11,557	$12,216
5/17	$12,250	$12,747
6/17	$12,664	$12,950
7/17	$13,618	$13,642
8/17	$14,167	$13,824
9/17	$14,716	$13,807
10/17	$15,322	$14,459
11/17	$15,188	$14,550
12/17	$16,407	$14,943
1/18	$17,780	$16,073
2/18	$17,098	$15,273
3/18	$17,215	$15,042
4/18	$16,787	$15,149
5/18	$18,160	$14,949
6/18	$17,644	$14,232
7/18	$16,979	$14,351
8/18	$16,117	$14,205
9/18	$15,823	$14,008
10/18	$13,628	$12,488
11/18	$14,559	$13,152
12/18	$14,128	$12,795
1/19	$15,294	$13,731
2/19	$16,440	$14,017
3/19	$17,645	$14,258
4/19	$17,929	$14,529
5/19	$16,607	$13,290
6/19	$18,223	$14,164
7/19	$17,684	$13,914
8/19	$18,253	$13,305
9/19	$18,184	$13,526
10/19	$19,360	$14,142
11/19	$19,409	$14,177
12/19	$20,369	$15,120
1/20	$19,820	$14,448
2/20	$20,173	$14,033
3/20	$18,546	$12,341
4/20	$19,722	$13,447
5/20	$20,702	$13,291
6/20	$22,701	$14,403
7/20	$25,130	$15,627
8/20	$27,580	$16,182
9/20	$26,747	$15,939
10/20	$27,354	$16,384
11/20	$29,039	$17,701
12/20	$30,992	$18,903
1/21	$32,606	$19,675
2/21	$33,557	$19,920
3/21	$31,348	$19,414
4/21	$31,457	$19,895
5/21	$31,576	$20,138
6/21	$31,110	$20,114
7/21	$25,930	$18,606
8/21	$26,287	$19,031
9/21	$25,712	$18,236
10/21	$26,634	$18,484
11/21	$24,999	$17,769
12/21	$24,565	$18,012
1/22	$23,455	$17,453
2/22	$22,616	$17,043
3/22	$19,928	$16,572
4/22	$18,878	$15,716
5/22	$18,938	$15,788
6/22	$19,068	$15,080
7/22	$18,728	$14,897
8/22	$18,758	$14,896
9/22	$16,979	$12,994
10/22	$14,691	$12,201
11/22	$18,688	$14,496
12/22	$19,108	$14,468
1/23	$20,497	$15,657
2/23	$19,148	$14,589
3/23	$19,478	$15,097
4/23	$18,738	$14,783
5/23	$17,499	$14,512
6/23	$18,378	$14,906
7/23	$19,798	$15,819
8/23	$18,578	$14,805
9/23	$17,749	$14,408
10/23	$17,029	$13,851
11/23	$17,419	$14,813
12/23	$17,739	$15,334
1/24	$16,170	$14,498
2/24	$17,309	$15,309
3/24	$17,969	$15,698
4/24	$18,968	$15,894
5/24	$19,258	$16,141
6/24	$18,858	$16,828
7/24	$18,418	$16,806
8/24	$18,798	$17,134
9/24	$21,816	$18,578
10/24	$21,477	$17,725
11/24	$21,766	$17,142
12/24	$21,173	$17,168
1/25	$20,940	$17,295
2/25	$21,285	$17,474
3/25	$21,599	$17,479
4/25	$21,528	$17,608
5/25	$22,086	$18,535
6/25	$22,968	$19,658
7/25	$22,816	$20,161
8/25	$22,917	$20,382
9/25	$24,307	$21,772
10/25	$23,749	$22,751
11/25	$22,481	$22,105
12/25	$22,264	$22,706

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	5.15%	(6.40)%	8.92%
Class A, with 5.25% maximum front end sales charge	(0.38)%	(7.40)%	8.33%
MSCI All Country Asia ex Japan Net Index	32.26%	3.73%	8.55%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 117,549,293
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 750,188
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$117,549,293
# of Portfolio Holdings	37
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$750,188

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Hong Kong	1.5%
Singapore	3.0%
United States	5.5%
Taiwan	11.0%
Korea, Republic of	11.4%
India	25.4%
China	42.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Trip.com Group Ltd.	6.1%
Coupang, Inc.	6.0%
ICICI Bank Ltd.	5.6%
Baidu, Inc.	4.8%
Tencent Holdings Ltd.	4.6%
Meituan	4.5%
Eternal Ltd.	4.1%
HDFC Bank Ltd.	4.1%
Kweichow Moutai Co. Ltd.	4.0%
Total	53.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000163122
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio
Class Name	Class C
Trading Symbol	MSAWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$225	2.20%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	2.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country Asia ex Japan Net Index:

↓ Stock selection in consumer discretionary, where exposure to a Chinese consumer services app was the primary detractor

↓ Stock selection in financials, where exposure to a Chinese consumer finance platform was the main detractor

↓ An average underweight in information technology, where underexposure to a leading foundry provider was the top detractor

↑ Stock selection in communication services, where exposure to a live streaming platform was the main contributor

↑ No exposure in utilities

↑ An average underweight in health care

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI All Country Asia ex Japan Net Index
12/15	$10,000	$10,000
1/16	$9,362	$9,236
2/16	$8,943	$9,150
3/16	$9,741	$10,178
4/16	$9,840	$10,087
5/16	$9,811	$9,952
6/16	$10,110	$10,218
7/16	$10,353	$10,713
8/16	$10,562	$11,074
9/16	$10,742	$11,255
10/16	$10,552	$11,084
11/16	$10,173	$10,765
12/16	$9,756	$10,544
1/17	$10,360	$11,198
2/17	$10,773	$11,577
3/17	$11,560	$11,956
4/17	$12,074	$12,216
5/17	$12,789	$12,747
6/17	$13,212	$12,950
7/17	$14,200	$13,642
8/17	$14,764	$13,824
9/17	$15,329	$13,807
10/17	$15,954	$14,459
11/17	$15,802	$14,550
12/17	$17,058	$14,943
1/18	$18,475	$16,073
2/18	$17,761	$15,273
3/18	$17,863	$15,042
4/18	$17,405	$15,149
5/18	$18,812	$14,949
6/18	$18,271	$14,232
7/18	$17,565	$14,351
8/18	$16,663	$14,205
9/18	$16,355	$14,008
10/18	$14,079	$12,488
11/18	$15,032	$13,152
12/18	$14,571	$12,795
1/19	$15,771	$13,731
2/19	$16,950	$14,017
3/19	$18,170	$14,258
4/19	$18,457	$14,529
5/19	$17,083	$13,290
6/19	$18,734	$14,164
7/19	$18,180	$13,914
8/19	$18,744	$13,305
9/19	$18,662	$13,526
10/19	$19,862	$14,142
11/19	$19,903	$14,177
12/19	$20,867	$15,120
1/20	$20,292	$14,448
2/20	$20,641	$14,033
3/20	$18,959	$12,341
4/20	$20,149	$13,447
5/20	$21,144	$13,291
6/20	$23,164	$14,403
7/20	$25,635	$15,627
8/20	$28,116	$16,182
9/20	$27,255	$15,939
10/20	$27,850	$16,384
11/20	$29,552	$17,701
12/20	$31,513	$18,903
1/21	$33,130	$19,675
2/21	$34,084	$19,920
3/21	$31,824	$19,414
4/21	$31,907	$19,895
5/21	$32,010	$20,138
6/21	$31,523	$20,114
7/21	$26,255	$18,606
8/21	$26,598	$19,031
9/21	$25,996	$18,236
10/21	$26,919	$18,484
11/21	$25,250	$17,769
12/21	$24,794	$18,012
1/22	$23,664	$17,453
2/22	$22,806	$17,043
3/22	$20,085	$16,572
4/22	$19,007	$15,716
5/22	$19,059	$15,788
6/22	$19,174	$15,080
7/22	$18,829	$14,897
8/22	$18,850	$14,896
9/22	$17,049	$12,994
10/22	$14,736	$12,201
11/22	$18,734	$14,496
12/22	$19,143	$14,468
1/23	$20,524	$15,657
2/23	$19,164	$14,589
3/23	$19,478	$15,097
4/23	$18,734	$14,783
5/23	$17,478	$14,512
6/23	$18,347	$14,906
7/23	$19,750	$15,819
8/23	$18,525	$14,805
9/23	$17,677	$14,408
10/23	$16,955	$13,851
11/23	$17,342	$14,813
12/23	$17,646	$15,334
1/24	$16,085	$14,498
2/24	$17,218	$15,309
3/24	$17,875	$15,698
4/24	$18,869	$15,894
5/24	$19,157	$16,141
6/24	$18,759	$16,828
7/24	$18,322	$16,806
8/24	$18,700	$17,134
9/24	$21,702	$18,578
10/24	$21,364	$17,725
11/24	$21,652	$17,142
12/24	$21,062	$17,168
1/25	$20,830	$17,295
2/25	$21,173	$17,474
3/25	$21,486	$17,479
4/25	$21,415	$17,608
5/25	$21,970	$18,535
6/25	$22,848	$19,658
7/25	$22,696	$20,161
8/25	$22,797	$20,382
9/25	$24,179	$21,772
10/25	$23,624	$22,751
11/25	$22,364	$22,105
12/25	$22,148	$22,706

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	4.35%	(7.09)%	8.28%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	3.35%	(7.09)%	8.28%
MSCI All Country Asia ex Japan Net Index	32.26%	3.73%	8.55%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 117,549,293
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 750,188
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$117,549,293
# of Portfolio Holdings	37
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$750,188

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Hong Kong	1.5%
Singapore	3.0%
United States	5.5%
Taiwan	11.0%
Korea, Republic of	11.4%
India	25.4%
China	42.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Trip.com Group Ltd.	6.1%
Coupang, Inc.	6.0%
ICICI Bank Ltd.	5.6%
Baidu, Inc.	4.8%
Tencent Holdings Ltd.	4.6%
Meituan	4.5%
Eternal Ltd.	4.1%
HDFC Bank Ltd.	4.1%
Kweichow Moutai Co. Ltd.	4.0%
Total	53.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000163120
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio
Class Name	Class I
Trading Symbol	MSAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$113	1.10%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country Asia ex Japan Net Index:

↓ Stock selection in consumer discretionary, where exposure to a Chinese consumer services app was the primary detractor

↓ Stock selection in financials, where exposure to a Chinese consumer finance platform was the main detractor

↓ An average underweight in information technology, where underexposure to a leading foundry provider was the top detractor

↑ Stock selection in communication services, where exposure to a live streaming platform was the main contributor

↑ No exposure in utilities

↑ An average underweight in health care

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI All Country Asia ex Japan Net Index
12/15	$1,000,000	$1,000,000
1/16	$937,188	$923,605
2/16	$896,311	$915,034
3/16	$977,069	$1,017,786
4/16	$988,036	$1,008,668
5/16	$986,042	$995,226
6/16	$1,015,952	$1,021,810
7/16	$1,041,318	$1,071,338
8/16	$1,064,281	$1,107,431
9/16	$1,083,250	$1,125,466
10/16	$1,064,281	$1,108,405
11/16	$1,027,340	$1,076,478
12/16	$986,630	$1,054,413
1/17	$1,048,804	$1,119,787
2/17	$1,091,613	$1,157,694
3/17	$1,171,114	$1,195,555
4/17	$1,225,134	$1,221,570
5/17	$1,299,539	$1,274,670
6/17	$1,343,367	$1,294,953
7/17	$1,445,291	$1,364,196
8/17	$1,504,407	$1,382,352
9/17	$1,563,524	$1,380,721
10/17	$1,627,736	$1,445,866
11/17	$1,614,486	$1,455,036
12/17	$1,744,527	$1,494,297
1/18	$1,890,936	$1,607,326
2/18	$1,818,763	$1,527,306
3/18	$1,832,166	$1,504,238
4/18	$1,785,769	$1,514,905
5/18	$1,933,208	$1,494,862
6/18	$1,878,563	$1,423,184
7/18	$1,808,179	$1,435,129
8/18	$1,716,941	$1,420,469
9/18	$1,685,837	$1,400,808
10/18	$1,452,557	$1,248,848
11/18	$1,552,090	$1,315,179
12/18	$1,506,470	$1,279,534
1/19	$1,631,923	$1,373,076
2/19	$1,755,302	$1,401,728
3/19	$1,883,866	$1,425,779
4/19	$1,913,933	$1,452,915
5/19	$1,773,965	$1,328,976
6/19	$1,947,110	$1,416,417
7/19	$1,890,086	$1,391,404
8/19	$1,951,258	$1,330,474
9/19	$1,945,037	$1,352,645
10/19	$2,071,526	$1,414,190
11/19	$2,077,747	$1,417,673
12/19	$2,180,400	$1,512,019
1/20	$2,122,311	$1,444,757
2/20	$2,160,691	$1,403,268
3/20	$1,986,425	$1,234,106
4/20	$2,111,938	$1,344,702
5/20	$2,218,780	$1,329,088
6/20	$2,432,463	$1,440,336
7/20	$2,694,899	$1,562,713
8/20	$2,957,336	$1,618,172
9/20	$2,869,165	$1,593,862
10/20	$2,934,515	$1,638,388
11/20	$3,117,080	$1,770,050
12/20	$3,325,841	$1,890,330
1/21	$3,500,941	$1,967,462
2/21	$3,602,645	$1,991,971
3/21	$3,366,733	$1,941,398
4/21	$3,379,315	$1,989,536
5/21	$3,392,945	$2,013,800
6/21	$3,343,666	$2,011,358
7/21	$2,786,913	$1,860,566
8/21	$2,825,707	$1,903,110
9/21	$2,764,894	$1,823,636
10/21	$2,865,550	$1,848,394
11/21	$2,689,402	$1,776,877
12/21	$2,643,381	$1,801,162
1/22	$2,524,910	$1,745,266
2/22	$2,434,999	$1,704,325
3/22	$2,146,226	$1,657,184
4/22	$2,034,102	$1,571,615
5/22	$2,041,507	$1,578,844
6/22	$2,055,258	$1,507,962
7/22	$2,020,351	$1,489,677
8/22	$2,023,524	$1,489,560
9/22	$1,832,067	$1,299,351
10/22	$1,584,548	$1,220,103
11/22	$2,016,120	$1,449,575
12/22	$2,061,604	$1,446,844
1/23	$2,212,866	$1,565,656
2/23	$2,066,893	$1,458,890
3/23	$2,102,858	$1,509,652
4/23	$2,024,582	$1,478,267
5/23	$1,890,245	$1,451,197
6/23	$1,985,445	$1,490,620
7/23	$2,139,880	$1,581,928
8/23	$2,009,773	$1,480,494
9/23	$1,919,862	$1,440,781
10/23	$1,842,645	$1,385,068
11/23	$1,886,014	$1,481,306
12/23	$1,920,774	$1,533,391
1/24	$1,751,076	$1,449,789
2/24	$1,875,168	$1,530,941
3/24	$1,947,290	$1,569,826
4/24	$2,055,473	$1,589,379
5/24	$2,087,291	$1,614,145
6/24	$2,044,866	$1,682,827
7/24	$1,997,139	$1,680,594
8/24	$2,039,563	$1,713,357
9/24	$2,368,354	$1,857,823
10/24	$2,331,233	$1,772,452
11/24	$2,363,051	$1,714,227
12/24	$2,299,626	$1,716,762
1/25	$2,274,806	$1,729,533
2/25	$2,312,576	$1,747,426
3/25	$2,347,108	$1,747,917
4/25	$2,340,633	$1,760,837
5/25	$2,401,064	$1,853,454
6/25	$2,498,186	$1,965,772
7/25	$2,483,078	$2,016,085
8/25	$2,493,870	$2,038,222
9/25	$2,646,027	$2,177,225
10/25	$2,586,675	$2,275,119
11/25	$2,449,625	$2,210,469
12/25	$2,426,192	$2,270,629

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	5.50%	(6.11)%	9.27%
MSCI All Country Asia ex Japan Net Index	32.26%	3.73%	8.55%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 117,549,293
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 750,188
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$117,549,293
# of Portfolio Holdings	37
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$750,188

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Hong Kong	1.5%
Singapore	3.0%
United States	5.5%
Taiwan	11.0%
Korea, Republic of	11.4%
India	25.4%
China	42.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Trip.com Group Ltd.	6.1%
Coupang, Inc.	6.0%
ICICI Bank Ltd.	5.6%
Baidu, Inc.	4.8%
Tencent Holdings Ltd.	4.6%
Meituan	4.5%
Eternal Ltd.	4.1%
HDFC Bank Ltd.	4.1%
Kweichow Moutai Co. Ltd.	4.0%
Total	53.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000163123
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio
Class Name	Class R6
Trading Symbol	MSAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$108	1.05%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country Asia ex Japan Net Index:

↓ Stock selection in consumer discretionary, where exposure to a Chinese consumer services app was the primary detractor

↓ Stock selection in financials, where exposure to a Chinese consumer finance platform was the main detractor

↓ An average underweight in information technology, where underexposure to a leading foundry provider was the top detractor

↑ Stock selection in communication services, where exposure to a live streaming platform was the main contributor

↑ No exposure in utilities

↑ An average underweight in health care

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	MSCI All Country Asia ex Japan Net Index
12/15	$5,000,000	$5,000,000
1/16	$4,685,942	$4,618,027
2/16	$4,481,555	$4,575,168
3/16	$4,885,344	$5,088,932
4/16	$4,940,179	$5,043,338
5/16	$4,930,209	$4,976,131
6/16	$5,079,761	$5,109,051
7/16	$5,211,587	$5,356,691
8/16	$5,321,410	$5,537,157
9/16	$5,421,249	$5,627,332
10/16	$5,326,402	$5,542,023
11/16	$5,141,700	$5,382,388
12/16	$4,935,256	$5,272,065
1/17	$5,246,259	$5,598,934
2/17	$5,460,392	$5,788,471
3/17	$5,858,067	$5,977,777
4/17	$6,128,283	$6,107,852
5/17	$6,500,466	$6,373,350
6/17	$6,719,698	$6,474,767
7/17	$7,229,538	$6,820,978
8/17	$7,525,246	$6,911,758
9/17	$7,820,953	$6,903,603
10/17	$8,147,251	$7,229,332
11/17	$8,075,873	$7,275,181
12/17	$8,726,357	$7,471,486
1/18	$9,458,711	$8,036,630
2/18	$9,102,849	$7,636,531
3/18	$9,164,738	$7,521,191
4/18	$8,937,812	$7,574,523
5/18	$9,670,165	$7,474,312
6/18	$9,401,980	$7,115,921
7/18	$9,044,753	$7,175,645
8/18	$8,593,552	$7,102,347
9/18	$8,437,966	$7,004,041
10/18	$7,271,068	$6,244,241
11/18	$7,768,945	$6,575,893
12/18	$7,540,751	$6,397,672
1/19	$8,168,283	$6,865,382
2/19	$8,785,442	$7,008,640
3/19	$9,428,532	$7,128,895
4/19	$9,584,119	$7,264,575
5/19	$8,883,980	$6,644,879
6/19	$9,750,077	$7,082,085
7/19	$9,464,836	$6,957,019
8/19	$9,770,822	$6,652,371
9/19	$9,739,705	$6,763,226
10/19	$10,377,609	$7,070,951
11/19	$10,403,540	$7,088,364
12/19	$10,920,531	$7,560,093
1/20	$10,624,681	$7,223,786
2/20	$10,821,914	$7,016,338
3/20	$9,949,933	$6,170,530
4/20	$10,583,158	$6,723,511
5/20	$11,107,385	$6,645,442
6/20	$12,181,791	$7,201,681
7/20	$13,494,953	$7,813,565
8/20	$14,813,306	$8,090,862
9/20	$14,372,125	$7,969,308
10/20	$14,699,118	$8,191,940
11/20	$15,612,623	$8,850,251
12/20	$16,662,399	$9,451,651
1/21	$17,538,539	$9,837,308
2/21	$18,052,681	$9,959,854
3/21	$16,872,253	$9,706,990
4/21	$16,929,963	$9,947,681
5/21	$16,998,166	$10,069,001
6/21	$16,756,834	$10,056,791
7/21	$13,971,023	$9,302,828
8/21	$14,165,138	$9,515,549
9/21	$13,860,850	$9,118,179
10/21	$14,364,499	$9,241,971
11/21	$13,488,359	$8,884,387
12/21	$13,252,836	$9,005,808
1/22	$12,665,350	$8,726,330
2/22	$12,215,474	$8,521,625
3/22	$10,765,283	$8,285,921
4/22	$10,198,968	$7,858,075
5/22	$10,236,016	$7,894,219
6/22	$10,310,114	$7,539,808
7/22	$10,130,163	$7,448,386
8/22	$10,151,334	$7,447,798
9/22	$9,188,068	$6,496,755
10/22	$7,949,585	$6,100,515
11/22	$10,114,285	$7,247,873
12/22	$10,341,870	$7,234,221
1/23	$11,104,014	$7,828,279
2/23	$10,373,626	$7,294,451
3/23	$10,553,576	$7,548,260
4/23	$10,156,626	$7,391,333
5/23	$9,484,458	$7,255,987
6/23	$9,966,090	$7,453,101
7/23	$10,738,820	$7,909,642
8/23	$10,082,529	$7,402,468
9/23	$9,632,652	$7,203,906
10/23	$9,251,580	$6,925,339
11/23	$9,463,287	$7,406,531
12/23	$9,638,916	$7,666,954
1/24	$8,794,515	$7,248,947
2/24	$9,415,866	$7,654,704
3/24	$9,776,994	$7,849,129
4/24	$10,323,996	$7,946,895
5/24	$10,483,317	$8,070,725
6/24	$10,276,199	$8,414,137
7/24	$10,042,529	$8,402,972
8/24	$10,249,646	$8,566,785
9/24	$11,901,273	$9,289,116
10/24	$11,720,709	$8,862,261
11/24	$11,880,030	$8,571,133
12/24	$11,557,430	$8,583,809
1/25	$11,438,505	$8,647,666
2/25	$11,627,705	$8,737,131
3/25	$11,800,688	$8,739,585
4/25	$11,768,254	$8,804,183
5/25	$12,076,380	$9,267,270
6/25	$12,562,894	$9,828,862
7/25	$12,481,809	$10,080,424
8/25	$12,541,272	$10,191,110
9/25	$13,303,478	$10,886,125
10/25	$13,006,164	$11,375,596
11/25	$12,319,637	$11,052,343
12/25	$12,203,346	$11,353,147

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	5.59%	(6.04)%	9.33%
MSCI All Country Asia ex Japan Net Index	32.26%	3.73%	8.55%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 117,549,293
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 750,188
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$117,549,293
# of Portfolio Holdings	37
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$750,188

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Hong Kong	1.5%
Singapore	3.0%
United States	5.5%
Taiwan	11.0%
Korea, Republic of	11.4%
India	25.4%
China	42.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Trip.com Group Ltd.	6.1%
Coupang, Inc.	6.0%
ICICI Bank Ltd.	5.6%
Baidu, Inc.	4.8%
Tencent Holdings Ltd.	4.6%
Meituan	4.5%
Eternal Ltd.	4.1%
HDFC Bank Ltd.	4.1%
Kweichow Moutai Co. Ltd.	4.0%
Total	53.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000216355
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio
Class Name	Class A
Trading Symbol	MDOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$157	1.51%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Net Index:

↓ Stock selection in consumer discretionary, where exposure to a Chinese consumer services app was the primary detractor

↓ Stock selection in financials, where exposure to a Chinese consumer finance platform was the main detractor

↓ An average underweight in information technology, where underexposure to a leading foundry provider was the top detractor

↑ Stock selection in utilities, where exposure to a Brazilian water management company was the main contributor

↑ No exposure to energy

↑ An average underweight in health care

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI Emerging Markets Net Index
2/20	$9,479	$10,000
2/20	$8,882	$9,095
3/20	$7,848	$7,694
4/20	$8,445	$8,398
5/20	$9,156	$8,463
6/20	$10,038	$9,085
7/20	$11,213	$9,897
8/20	$12,256	$10,116
9/20	$11,858	$9,953
10/20	$12,066	$10,158
11/20	$12,929	$11,098
12/20	$13,716	$11,914
1/21	$14,351	$12,279
2/21	$14,474	$12,373
3/21	$13,441	$12,186
4/21	$13,564	$12,489
5/21	$13,536	$12,779
6/21	$13,687	$12,801
7/21	$11,858	$11,940
8/21	$12,265	$12,252
9/21	$11,716	$11,765
10/21	$12,047	$11,881
11/21	$11,100	$11,397
12/21	$11,118	$11,611
1/22	$10,303	$11,391
2/22	$9,801	$11,051
3/22	$8,995	$10,801
4/22	$8,152	$10,200
5/22	$7,886	$10,245
6/22	$7,498	$9,564
7/22	$7,744	$9,541
8/22	$7,915	$9,581
9/22	$7,242	$8,458
10/22	$6,692	$8,195
11/22	$7,839	$9,410
12/22	$7,725	$9,278
1/23	$8,427	$10,011
2/23	$8,009	$9,362
3/23	$8,161	$9,645
4/23	$7,924	$9,536
5/23	$7,687	$9,376
6/23	$7,981	$9,732
7/23	$8,493	$10,338
8/23	$8,142	$9,701
9/23	$7,773	$9,447
10/23	$7,450	$9,080
11/23	$7,915	$9,807
12/23	$8,104	$10,190
1/24	$7,583	$9,717
2/24	$8,047	$10,179
3/24	$8,265	$10,431
4/24	$8,578	$10,478
5/24	$8,806	$10,537
6/24	$8,720	$10,953
7/24	$8,559	$10,985
8/24	$8,967	$11,163
9/24	$9,943	$11,908
10/24	$9,905	$11,379
11/24	$9,886	$10,970
12/24	$9,433	$10,955
1/25	$9,576	$11,150
2/25	$9,633	$11,204
3/25	$9,671	$11,275
4/25	$9,947	$11,424
5/25	$10,233	$11,911
6/25	$10,661	$12,627
7/25	$10,395	$12,873
8/25	$10,594	$13,038
9/25	$11,156	$13,971
10/25	$10,947	$14,555
11/25	$10,290	$14,207
12/25	$10,184	$14,632

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 2/14/20 (Inception)
Class A	7.96%	(5.78)%	1.23%
Class A, with 5.25% maximum front end sales charge	2.29%	(6.79)%	0.31%
MSCI Emerging Markets Net Index	33.57%	4.20%	6.69%

Performance Inception Date	Feb. 14, 2020
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 62,596,157
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 50,575
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$62,596,157
# of Portfolio Holdings	34
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$50,575

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Poland	1.1%
Singapore	3.0%
Brazil	4.9%
Korea, Republic of	9.9%
Taiwan	10.6%
United States	12.2%
India	23.2%
China	35.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
MercadoLibre, Inc.	6.6%
Coupang, Inc.	5.4%
NU Holdings Ltd.	5.0%
Trip.com Group Ltd.	4.8%
ICICI Bank Ltd.	4.5%
Tencent Holdings Ltd.	4.5%
Meituan	4.4%
Baidu, Inc.	4.1%
Eternal Ltd.	4.1%
Total	53.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000216357
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio
Class Name	Class C
Trading Symbol	MDOBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$234	2.26%

Expenses Paid, Amount	$ 234
Expense Ratio, Percent	2.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Net Index:

↓ Stock selection in consumer discretionary, where exposure to a Chinese consumer services app was the primary detractor

↓ Stock selection in financials, where exposure to a Chinese consumer finance platform was the main detractor

↓ An average underweight in information technology, where underexposure to a leading foundry provider was the top detractor

↑ Stock selection in utilities, where exposure to a Brazilian water management company was the main contributor

↑ No exposure to energy

↑ An average underweight in health care

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI Emerging Markets Net Index
2/20	$10,000	$10,000
2/20	$9,370	$9,095
3/20	$8,270	$7,694
4/20	$8,900	$8,398
5/20	$9,640	$8,463
6/20	$10,560	$9,085
7/20	$11,790	$9,897
8/20	$12,860	$10,116
9/20	$12,440	$9,953
10/20	$12,650	$10,158
11/20	$13,550	$11,098
12/20	$14,360	$11,914
1/21	$15,020	$12,279
2/21	$15,140	$12,373
3/21	$14,050	$12,186
4/21	$14,170	$12,489
5/21	$14,130	$12,779
6/21	$14,280	$12,801
7/21	$12,360	$11,940
8/21	$12,780	$12,252
9/21	$12,200	$11,765
10/21	$12,540	$11,881
11/21	$11,550	$11,397
12/21	$11,550	$11,611
1/22	$10,700	$11,391
2/22	$10,180	$11,051
3/22	$9,340	$10,801
4/22	$8,450	$10,200
5/22	$8,170	$10,245
6/22	$7,760	$9,564
7/22	$8,010	$9,541
8/22	$8,180	$9,581
9/22	$7,490	$8,458
10/22	$6,910	$8,195
11/22	$8,100	$9,410
12/22	$7,960	$9,278
1/23	$8,690	$10,011
2/23	$8,250	$9,362
3/23	$8,410	$9,645
4/23	$8,150	$9,536
5/23	$7,900	$9,376
6/23	$8,200	$9,732
7/23	$8,720	$10,338
8/23	$8,350	$9,701
9/23	$7,970	$9,447
10/23	$7,630	$9,080
11/23	$8,100	$9,807
12/23	$8,290	$10,190
1/24	$7,760	$9,717
2/24	$8,230	$10,179
3/24	$8,440	$10,431
4/24	$8,760	$10,478
5/24	$8,990	$10,537
6/24	$8,890	$10,953
7/24	$8,720	$10,985
8/24	$9,130	$11,163
9/24	$10,120	$11,908
10/24	$10,070	$11,379
11/24	$10,050	$10,970
12/24	$9,580	$10,955
1/25	$9,720	$11,150
2/25	$9,770	$11,204
3/25	$9,800	$11,275
4/25	$10,080	$11,424
5/25	$10,360	$11,911
6/25	$10,790	$12,627
7/25	$10,510	$12,873
8/25	$10,710	$13,038
9/25	$11,270	$13,971
10/25	$11,050	$14,555
11/25	$10,380	$14,207
12/25	$10,260	$14,632

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 2/14/20 (Inception)
Class C	7.10%	(6.50)%	0.44%
Class C, with 1% maximum contingent deferred sales charge	6.10%	(6.50)%	0.44%
MSCI Emerging Markets Net Index	33.57%	4.20%	6.69%

Performance Inception Date	Feb. 14, 2020
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 62,596,157
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 50,575
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$62,596,157
# of Portfolio Holdings	34
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$50,575

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Poland	1.1%
Singapore	3.0%
Brazil	4.9%
Korea, Republic of	9.9%
Taiwan	10.6%
United States	12.2%
India	23.2%
China	35.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
MercadoLibre, Inc.	6.6%
Coupang, Inc.	5.4%
NU Holdings Ltd.	5.0%
Trip.com Group Ltd.	4.8%
ICICI Bank Ltd.	4.5%
Tencent Holdings Ltd.	4.5%
Meituan	4.4%
Baidu, Inc.	4.1%
Eternal Ltd.	4.1%
Total	53.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000216354
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio
Class Name	Class I
Trading Symbol	MDOEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$121	1.16%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Net Index:

↓ Stock selection in consumer discretionary, where exposure to a Chinese consumer services app was the primary detractor

↓ Stock selection in financials, where exposure to a Chinese consumer finance platform was the main detractor

↓ An average underweight in information technology, where underexposure to a leading foundry provider was the top detractor

↑ Stock selection in utilities, where exposure to a Brazilian water management company was the main contributor

↑ No exposure to energy

↑ An average underweight in health care

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI Emerging Markets Net Index
2/20	$1,000,000	$1,000,000
2/20	$937,000	$909,459
3/20	$828,000	$769,381
4/20	$892,000	$839,837
5/20	$967,000	$846,287
6/20	$1,061,000	$908,497
7/20	$1,185,000	$989,682
8/20	$1,295,000	$1,011,558
9/20	$1,253,000	$995,334
10/20	$1,276,000	$1,015,840
11/20	$1,367,000	$1,109,793
12/20	$1,450,000	$1,191,378
1/21	$1,518,000	$1,227,903
2/21	$1,532,000	$1,237,294
3/21	$1,423,000	$1,218,608
4/21	$1,436,000	$1,248,949
5/21	$1,433,000	$1,277,912
6/21	$1,449,000	$1,280,115
7/21	$1,256,000	$1,193,965
8/21	$1,300,000	$1,225,217
9/21	$1,242,000	$1,176,526
10/21	$1,277,000	$1,188,130
11/21	$1,177,000	$1,139,710
12/21	$1,179,000	$1,161,095
1/22	$1,094,000	$1,139,117
2/22	$1,040,000	$1,105,068
3/22	$956,000	$1,080,109
4/22	$866,000	$1,020,027
5/22	$838,000	$1,024,518
6/22	$797,000	$956,439
7/22	$823,000	$954,090
8/22	$841,000	$958,073
9/22	$770,000	$845,756
10/22	$711,000	$819,496
11/22	$834,000	$941,042
12/22	$821,000	$927,815
1/23	$897,000	$1,001,077
2/23	$852,000	$936,165
3/23	$869,000	$964,518
4/23	$844,000	$953,588
5/23	$819,000	$937,571
6/23	$850,000	$973,171
7/23	$905,000	$1,033,752
8/23	$868,000	$970,072
9/23	$828,000	$944,703
10/23	$794,000	$907,997
11/23	$844,000	$980,664
12/23	$865,000	$1,019,002
1/24	$809,000	$971,686
2/24	$859,000	$1,017,911
3/24	$883,000	$1,043,135
4/24	$916,000	$1,047,802
5/24	$941,000	$1,053,720
6/24	$932,000	$1,095,283
7/24	$915,000	$1,098,543
8/24	$959,000	$1,116,279
9/24	$1,063,000	$1,190,819
10/24	$1,060,000	$1,137,859
11/24	$1,058,000	$1,096,976
12/24	$1,010,271	$1,095,469
1/25	$1,025,379	$1,115,045
2/25	$1,031,423	$1,120,447
3/25	$1,036,459	$1,127,540
4/25	$1,065,669	$1,142,357
5/25	$1,096,894	$1,191,093
6/25	$1,143,228	$1,262,710
7/25	$1,115,025	$1,287,319
8/25	$1,137,184	$1,303,831
9/25	$1,197,619	$1,397,100
10/25	$1,175,459	$1,455,486
11/25	$1,104,952	$1,420,678
12/25	$1,093,983	$1,463,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 2/14/20 (Inception)
Class I	8.29%	(5.48)%	1.54%
MSCI Emerging Markets Net Index	33.57%	4.20%	6.69%

Performance Inception Date	Feb. 14, 2020
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 62,596,157
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 50,575
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$62,596,157
# of Portfolio Holdings	34
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$50,575

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Poland	1.1%
Singapore	3.0%
Brazil	4.9%
Korea, Republic of	9.9%
Taiwan	10.6%
United States	12.2%
India	23.2%
China	35.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
MercadoLibre, Inc.	6.6%
Coupang, Inc.	5.4%
NU Holdings Ltd.	5.0%
Trip.com Group Ltd.	4.8%
ICICI Bank Ltd.	4.5%
Tencent Holdings Ltd.	4.5%
Meituan	4.4%
Baidu, Inc.	4.1%
Eternal Ltd.	4.1%
Total	53.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000216356
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio
Class Name	Class R6
Trading Symbol	MDODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$116	1.11%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Net Index:

↓ Stock selection in consumer discretionary, where exposure to a Chinese consumer services app was the primary detractor

↓ Stock selection in financials, where exposure to a Chinese consumer finance platform was the main detractor

↓ An average underweight in information technology, where underexposure to a leading foundry provider was the top detractor

↑ Stock selection in utilities, where exposure to a Brazilian water management company was the main contributor

↑ No exposure to energy

↑ An average underweight in health care

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	MSCI Emerging Markets Net Index
2/20	$5,000,000	$5,000,000
2/20	$4,685,000	$4,547,293
3/20	$4,140,000	$3,846,907
4/20	$4,460,000	$4,199,183
5/20	$4,835,000	$4,231,435
6/20	$5,310,000	$4,542,484
7/20	$5,925,000	$4,948,409
8/20	$6,475,000	$5,057,791
9/20	$6,265,000	$4,976,668
10/20	$6,380,000	$5,079,202
11/20	$6,835,000	$5,548,965
12/20	$7,255,000	$5,956,888
1/21	$7,595,000	$6,139,513
2/21	$7,665,000	$6,186,472
3/21	$7,115,000	$6,093,040
4/21	$7,185,000	$6,244,744
5/21	$7,170,000	$6,389,561
6/21	$7,250,000	$6,400,573
7/21	$6,285,000	$5,969,824
8/21	$6,505,000	$6,126,086
9/21	$6,215,000	$5,882,631
10/21	$6,395,000	$5,940,650
11/21	$5,895,000	$5,698,550
12/21	$5,900,000	$5,805,475
1/22	$5,475,000	$5,695,583
2/22	$5,205,000	$5,525,341
3/22	$4,785,000	$5,400,547
4/22	$4,330,000	$5,100,134
5/22	$4,195,000	$5,122,590
6/22	$3,990,000	$4,782,196
7/22	$4,120,000	$4,770,448
8/22	$4,210,000	$4,790,363
9/22	$3,855,000	$4,228,778
10/22	$3,560,000	$4,097,482
11/22	$4,175,000	$4,705,211
12/22	$4,115,000	$4,639,076
1/23	$4,490,000	$5,005,384
2/23	$4,270,000	$4,680,823
3/23	$4,355,000	$4,822,592
4/23	$4,225,000	$4,767,939
5/23	$4,100,000	$4,687,856
6/23	$4,260,000	$4,865,853
7/23	$4,535,000	$5,168,759
8/23	$4,345,000	$4,850,362
9/23	$4,150,000	$4,723,515
10/23	$3,980,000	$4,539,983
11/23	$4,230,000	$4,903,319
12/23	$4,335,000	$5,095,010
1/24	$4,055,000	$4,858,430
2/24	$4,305,000	$5,089,557
3/24	$4,425,000	$5,215,675
4/24	$4,590,000	$5,239,011
5/24	$4,720,000	$5,268,602
6/24	$4,670,000	$5,476,415
7/24	$4,585,000	$5,492,713
8/24	$4,805,000	$5,581,395
9/24	$5,330,000	$5,954,093
10/24	$5,315,000	$5,689,295
11/24	$5,305,000	$5,484,878
12/24	$5,063,877	$5,477,346
1/25	$5,144,496	$5,575,227
2/25	$5,174,728	$5,602,237
3/25	$5,194,882	$5,637,701
4/25	$5,346,043	$5,711,787
5/25	$5,502,242	$5,955,465
6/25	$5,734,022	$6,313,550
7/25	$5,592,938	$6,436,594
8/25	$5,703,789	$6,519,155
9/25	$6,011,149	$6,985,500
10/25	$5,895,259	$7,277,429
11/25	$5,542,552	$7,103,391
12/25	$5,484,430	$7,315,875

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 2/14/20 (Inception)
Class R6	8.30%	(5.44)%	1.59%
MSCI Emerging Markets Net Index	33.57%	4.20%	6.69%

Performance Inception Date	Feb. 14, 2020
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 62,596,157
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 50,575
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$62,596,157
# of Portfolio Holdings	34
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$50,575

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Poland	1.1%
Singapore	3.0%
Brazil	4.9%
Korea, Republic of	9.9%
Taiwan	10.6%
United States	12.2%
India	23.2%
China	35.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
MercadoLibre, Inc.	6.6%
Coupang, Inc.	5.4%
NU Holdings Ltd.	5.0%
Trip.com Group Ltd.	4.8%
ICICI Bank Ltd.	4.5%
Tencent Holdings Ltd.	4.5%
Meituan	4.4%
Baidu, Inc.	4.1%
Eternal Ltd.	4.1%
Total	53.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236912
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio
Class Name	Class A
Trading Symbol	MSDQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$159	1.35%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets ex China Net Index:

↑ Stock selection in Taiwan and the information technology (IT) sector broadly, led by the overweights to select artificial intelligence (AI) hardware and semiconductor-related companies

↑ The underweight allocation to Saudi Arabia

↑ Stock selection in and the overweight allocation to Chile, led by the allocation to a copper miner

↓ Stock selection in South Africa, as the zero allocations to select gold miners hampered relative performance

↓ Underweight allocation to Korea, which sharply rallied in 2025 following elections and strong demand for AI-related industries, including memory

↓ The zero allocation to Greece

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI Emerging Markets ex China Net Index
9/22	$9,479	$10,000
10/22	$9,934	$10,315
11/22	$10,938	$11,280
12/22	$10,313	$10,798
1/23	$11,156	$11,450
2/23	$10,540	$10,932
3/23	$10,749	$11,186
4/23	$10,787	$11,278
5/23	$10,910	$11,436
6/23	$11,441	$11,862
7/23	$11,829	$12,377
8/23	$11,270	$11,768
9/23	$11,024	$11,467
10/23	$10,720	$11,040
11/23	$11,725	$12,182
12/23	$12,488	$12,961
1/24	$12,237	$12,638
2/24	$12,670	$13,087
3/24	$13,183	$13,480
4/24	$13,102	$13,262
5/24	$13,273	$13,249
6/24	$14,048	$14,052
7/24	$13,998	$14,170
8/24	$13,968	$14,427
9/24	$14,109	$14,608
10/24	$13,595	$14,042
11/24	$13,364	$13,583
12/24	$13,105	$13,422
1/25	$13,158	$13,707
2/25	$12,572	$13,186
3/25	$12,658	$13,192
4/25	$13,222	$13,701
5/25	$13,957	$14,373
6/25	$14,820	$15,372
7/25	$14,799	$15,498
8/25	$14,948	$15,463
9/25	$15,897	$16,393
10/25	$17,196	$17,671
11/25	$17,015	$17,257
12/25	$17,722	$18,068

Average Annual Return [Table Text Block]
AATR	1 Year	Since 9/30/22 (Inception)
Class A	35.23%	21.22%
Class A, with 5.25% maximum front end sales charge	28.14%	19.24%
MSCI Emerging Markets ex China Net Index	34.61%	19.95%

Performance Inception Date	Sep. 30, 2022
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 9,458,303
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$9,458,303
# of Portfolio Holdings	77
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	6.4%
Indonesia	1.3%
United States	1.3%
United Kingdom	2.2%
Mexico	2.7%
Poland	4.3%
South Africa	4.9%
Brazil	6.6%
Korea, Republic of	15.0%
India	25.8%
Taiwan	29.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	19.2%
Samsung Electronics Co. Ltd.	9.0%
Mahindra & Mahindra Ltd.	2.5%
HDFC Bank Ltd.	2.4%
Reliance Industries Ltd.	2.4%
Capitec Bank Holdings Ltd.	2.3%
ICICI Bank Ltd.	2.2%
Antofagasta PLC	2.2%
Hon Hai Precision Industry Co. Ltd.	2.0%
KB Financial Group, Inc.	1.8%
Total	46.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236913
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio
Class Name	Class C
Trading Symbol	MSDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$246	2.10%

Expenses Paid, Amount	$ 246
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets ex China Net Index:

↑ Stock selection in Taiwan and the information technology (IT) sector broadly, led by the overweights to select artificial intelligence (AI) hardware and semiconductor-related companies

↑ The underweight allocation to Saudi Arabia

↑ Stock selection in and the overweight allocation to Chile, led by the allocation to a copper miner

↓ Stock selection in South Africa, as the zero allocations to select gold miners hampered relative performance

↓ Underweight allocation to Korea, which sharply rallied in 2025 following elections and strong demand for AI-related industries, including memory

↓ The zero allocation to Greece

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI Emerging Markets ex China Net Index
9/22	$10,000	$10,000
10/22	$10,470	$10,315
11/22	$11,530	$11,280
12/22	$10,860	$10,798
1/23	$11,740	$11,450
2/23	$11,090	$10,932
3/23	$11,290	$11,186
4/23	$11,330	$11,278
5/23	$11,460	$11,436
6/23	$12,000	$11,862
7/23	$12,400	$12,377
8/23	$11,810	$11,768
9/23	$11,540	$11,467
10/23	$11,220	$11,040
11/23	$12,260	$12,182
12/23	$13,056	$12,961
1/24	$12,781	$12,638
2/24	$13,224	$13,087
3/24	$13,752	$13,480
4/24	$13,657	$13,262
5/24	$13,825	$13,249
6/24	$14,627	$14,052
7/24	$14,564	$14,170
8/24	$14,522	$14,427
9/24	$14,669	$14,608
10/24	$14,121	$14,042
11/24	$13,878	$13,583
12/24	$13,602	$13,422
1/25	$13,647	$13,707
2/25	$13,026	$13,186
3/25	$13,115	$13,192
4/25	$13,680	$13,701
5/25	$14,434	$14,373
6/25	$15,310	$15,372
7/25	$15,287	$15,498
8/25	$15,420	$15,463
9/25	$16,407	$16,393
10/25	$17,726	$17,671
11/25	$17,538	$17,257
12/25	$18,253	$18,068

Average Annual Return [Table Text Block]
AATR	1 Year	Since 9/30/22 (Inception)
Class C	34.19%	20.33%
Class C, with 1% maximum contingent deferred sales charge	33.19%	20.33%
MSCI Emerging Markets ex China Net Index	34.61%	19.95%

Performance Inception Date	Sep. 30, 2022
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 9,458,303
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$9,458,303
# of Portfolio Holdings	77
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	6.4%
Indonesia	1.3%
United States	1.3%
United Kingdom	2.2%
Mexico	2.7%
Poland	4.3%
South Africa	4.9%
Brazil	6.6%
Korea, Republic of	15.0%
India	25.8%
Taiwan	29.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	19.2%
Samsung Electronics Co. Ltd.	9.0%
Mahindra & Mahindra Ltd.	2.5%
HDFC Bank Ltd.	2.4%
Reliance Industries Ltd.	2.4%
Capitec Bank Holdings Ltd.	2.3%
ICICI Bank Ltd.	2.2%
Antofagasta PLC	2.2%
Hon Hai Precision Industry Co. Ltd.	2.0%
KB Financial Group, Inc.	1.8%
Total	46.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236914
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio
Class Name	Class I
Trading Symbol	MSDUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$116	0.98%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets ex China Net Index:

↑ Stock selection in Taiwan and the information technology (IT) sector broadly, led by the overweights to select artificial intelligence (AI) hardware and semiconductor-related companies

↑ The underweight allocation to Saudi Arabia

↑ Stock selection in and the overweight allocation to Chile, led by the allocation to a copper miner

↓ Stock selection in South Africa, as the zero allocations to select gold miners hampered relative performance

↓ Underweight allocation to Korea, which sharply rallied in 2025 following elections and strong demand for AI-related industries, including memory

↓ The zero allocation to Greece

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI Emerging Markets ex China Net Index
9/22	$1,000,000	$1,000,000
10/22	$1,048,000	$1,031,450
11/22	$1,155,000	$1,127,979
12/22	$1,089,000	$1,079,771
1/23	$1,178,000	$1,145,006
2/23	$1,114,000	$1,093,201
3/23	$1,136,000	$1,118,592
4/23	$1,141,000	$1,127,759
5/23	$1,154,000	$1,143,647
6/23	$1,210,000	$1,186,244
7/23	$1,251,000	$1,237,685
8/23	$1,193,000	$1,176,768
9/23	$1,167,000	$1,146,687
10/23	$1,136,000	$1,103,985
11/23	$1,242,000	$1,218,155
12/23	$1,323,941	$1,296,060
1/24	$1,297,313	$1,263,820
2/24	$1,343,113	$1,308,724
3/24	$1,398,499	$1,348,031
4/24	$1,389,978	$1,326,236
5/24	$1,408,085	$1,324,854
6/24	$1,492,229	$1,405,207
7/24	$1,486,904	$1,417,009
8/24	$1,483,709	$1,442,715
9/24	$1,499,685	$1,460,844
10/24	$1,445,364	$1,404,181
11/24	$1,420,867	$1,358,278
12/24	$1,394,275	$1,342,211
1/25	$1,401,065	$1,370,687
2/25	$1,337,689	$1,318,598
3/25	$1,347,875	$1,319,155
4/25	$1,408,987	$1,370,068
5/25	$1,487,076	$1,437,287
6/25	$1,578,745	$1,537,217
7/25	$1,577,613	$1,549,762
8/25	$1,593,457	$1,546,253
9/25	$1,696,443	$1,639,287
10/25	$1,835,645	$1,767,135
11/25	$1,816,405	$1,725,684
12/25	$1,892,984	$1,806,806

Average Annual Return [Table Text Block]
AATR	1 Year	Since 9/30/22 (Inception)
Class I	35.77%	21.68%
MSCI Emerging Markets ex China Net Index	34.61%	19.95%

Performance Inception Date	Sep. 30, 2022
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 9,458,303
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$9,458,303
# of Portfolio Holdings	77
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	6.4%
Indonesia	1.3%
United States	1.3%
United Kingdom	2.2%
Mexico	2.7%
Poland	4.3%
South Africa	4.9%
Brazil	6.6%
Korea, Republic of	15.0%
India	25.8%
Taiwan	29.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	19.2%
Samsung Electronics Co. Ltd.	9.0%
Mahindra & Mahindra Ltd.	2.5%
HDFC Bank Ltd.	2.4%
Reliance Industries Ltd.	2.4%
Capitec Bank Holdings Ltd.	2.3%
ICICI Bank Ltd.	2.2%
Antofagasta PLC	2.2%
Hon Hai Precision Industry Co. Ltd.	2.0%
KB Financial Group, Inc.	1.8%
Total	46.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236911
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio
Class Name	Class R6
Trading Symbol	MSDMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$112	0.95%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets ex China Net Index:

↑ Stock selection in Taiwan and the information technology (IT) sector broadly, led by the overweights to select artificial intelligence (AI) hardware and semiconductor-related companies

↑ The underweight allocation to Saudi Arabia

↑ Stock selection in and the overweight allocation to Chile, led by the allocation to a copper miner

↓ Stock selection in South Africa, as the zero allocations to select gold miners hampered relative performance

↓ Underweight allocation to Korea, which sharply rallied in 2025 following elections and strong demand for AI-related industries, including memory

↓ The zero allocation to Greece

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	MSCI Emerging Markets ex China Net Index
9/22	$5,000,000	$5,000,000
10/22	$5,240,000	$5,157,250
11/22	$5,775,000	$5,639,894
12/22	$5,445,000	$5,398,856
1/23	$5,890,000	$5,725,032
2/23	$5,570,000	$5,466,004
3/23	$5,680,000	$5,592,959
4/23	$5,705,000	$5,638,794
5/23	$5,775,000	$5,718,234
6/23	$6,050,000	$5,931,222
7/23	$6,260,000	$6,188,423
8/23	$5,965,000	$5,883,839
9/23	$5,835,000	$5,733,436
10/23	$5,680,000	$5,519,923
11/23	$6,215,000	$6,090,776
12/23	$6,621,870	$6,480,302
1/24	$6,488,686	$6,319,102
2/24	$6,717,761	$6,543,618
3/24	$6,994,783	$6,740,156
4/24	$6,952,164	$6,631,180
5/24	$7,048,056	$6,624,272
6/24	$7,463,587	$7,026,033
7/24	$7,436,951	$7,085,046
8/24	$7,420,969	$7,213,573
9/24	$7,500,879	$7,304,219
10/24	$7,229,185	$7,020,904
11/24	$7,111,984	$6,791,388
12/24	$6,975,438	$6,711,054
1/25	$7,009,409	$6,853,433
2/25	$6,692,344	$6,592,990
3/25	$6,748,962	$6,595,775
4/25	$7,049,042	$6,850,342
5/25	$7,439,712	$7,186,435
6/25	$7,903,986	$7,686,087
7/25	$7,898,324	$7,748,811
8/25	$7,977,591	$7,731,265
9/25	$8,487,160	$8,196,436
10/25	$9,183,571	$8,835,677
11/25	$9,092,981	$8,628,421
12/25	$9,472,720	$9,034,029

Average Annual Return [Table Text Block]
AATR	1 Year	Since 9/30/22 (Inception)
Class R6	35.80%	21.71%
MSCI Emerging Markets ex China Net Index	34.61%	19.95%

Performance Inception Date	Sep. 30, 2022
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 9,458,303
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$9,458,303
# of Portfolio Holdings	77
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	6.4%
Indonesia	1.3%
United States	1.3%
United Kingdom	2.2%
Mexico	2.7%
Poland	4.3%
South Africa	4.9%
Brazil	6.6%
Korea, Republic of	15.0%
India	25.8%
Taiwan	29.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	19.2%
Samsung Electronics Co. Ltd.	9.0%
Mahindra & Mahindra Ltd.	2.5%
HDFC Bank Ltd.	2.4%
Reliance Industries Ltd.	2.4%
Capitec Bank Holdings Ltd.	2.3%
ICICI Bank Ltd.	2.2%
Antofagasta PLC	2.2%
Hon Hai Precision Industry Co. Ltd.	2.0%
KB Financial Group, Inc.	1.8%
Total	46.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000149048
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio
Class Name	Class A
Trading Symbol	MELAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$141	1.34%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Net Index:

↓ Overweight to and stock selection in India

↓ Stock selection in and underweight to tech-heavy markets Korea and Taiwan

↓ Stock selection in and underweight to the information technology sector

↑ Overweight to Brazil

↑ Overweight to Mexico, led by overweight selection to a Mexican bank

↑ Zero exposure to Saudi Arabia and Thailand

↑ Zero exposure to the energy sector and underweight to the utilities sector

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI Emerging Markets Net Index
12/15	$9,477	$10,000
1/16	$9,106	$9,351
2/16	$9,025	$9,336
3/16	$9,899	$10,571
4/16	$9,950	$10,629
5/16	$9,849	$10,232
6/16	$10,121	$10,641
7/16	$10,451	$11,177
8/16	$10,491	$11,455
9/16	$10,843	$11,602
10/16	$10,431	$11,630
11/16	$9,727	$11,094
12/16	$9,727	$11,119
1/17	$10,099	$11,727
2/17	$10,371	$12,086
3/17	$10,783	$12,391
4/17	$11,145	$12,663
5/17	$11,417	$13,037
6/17	$11,427	$13,168
7/17	$11,920	$13,953
8/17	$12,030	$14,264
9/17	$11,739	$14,208
10/17	$11,739	$14,706
11/17	$11,930	$14,735
12/17	$12,203	$15,264
1/18	$12,679	$16,536
2/18	$12,112	$15,774
3/18	$12,193	$15,480
4/18	$11,930	$15,412
5/18	$11,444	$14,866
6/18	$11,363	$14,248
7/18	$11,582	$14,561
8/18	$11,490	$14,167
9/18	$10,821	$14,092
10/18	$9,836	$12,865
11/18	$10,628	$13,395
12/18	$10,445	$13,040
1/19	$10,912	$14,182
2/19	$10,922	$14,214
3/19	$11,298	$14,333
4/19	$11,521	$14,635
5/19	$11,206	$13,573
6/19	$12,039	$14,420
7/19	$12,130	$14,244
8/19	$11,693	$13,549
9/19	$11,957	$13,808
10/19	$12,353	$14,390
11/19	$12,678	$14,370
12/19	$13,169	$15,443
1/20	$13,369	$14,723
2/20	$13,169	$13,946
3/20	$10,573	$11,798
4/20	$11,751	$12,879
5/20	$12,633	$12,978
6/20	$13,989	$13,932
7/20	$15,576	$15,177
8/20	$17,016	$15,512
9/20	$16,901	$15,263
10/20	$17,731	$15,578
11/20	$19,371	$17,018
12/20	$20,914	$18,270
1/21	$21,615	$18,830
2/21	$21,900	$18,974
3/21	$20,367	$18,687
4/21	$21,605	$19,152
5/21	$21,572	$19,597
6/21	$22,897	$19,630
7/21	$21,363	$18,309
8/21	$23,226	$18,788
9/21	$22,273	$18,042
10/21	$22,536	$18,220
11/21	$21,736	$17,477
12/21	$21,240	$17,805
1/22	$19,047	$17,468
2/22	$18,224	$16,946
3/22	$17,544	$16,563
4/22	$15,735	$15,642
5/22	$15,362	$15,711
6/22	$14,507	$14,667
7/22	$15,297	$14,631
8/22	$15,231	$14,692
9/22	$13,729	$12,969
10/22	$13,257	$12,567
11/22	$14,376	$14,431
12/22	$14,079	$14,228
1/23	$14,836	$15,351
2/23	$14,288	$14,356
3/23	$14,255	$14,791
4/23	$14,145	$14,623
5/23	$14,288	$14,377
6/23	$14,891	$14,923
7/23	$15,231	$15,852
8/23	$14,639	$14,876
9/23	$14,288	$14,487
10/23	$13,663	$13,924
11/23	$15,033	$15,038
12/23	$15,746	$15,626
1/24	$15,001	$14,901
2/24	$15,439	$15,609
3/24	$16,042	$15,996
4/24	$15,790	$16,068
5/24	$16,097	$16,159
6/24	$17,062	$16,796
7/24	$17,051	$16,846
8/24	$17,654	$17,118
9/24	$17,599	$18,261
10/24	$17,150	$17,449
11/24	$16,799	$16,822
12/24	$16,042	$16,799
1/25	$15,922	$17,099
2/25	$14,825	$17,182
3/25	$15,033	$17,291
4/25	$16,240	$17,518
5/25	$16,733	$18,265
6/25	$17,369	$19,363
7/25	$16,470	$19,741
8/25	$17,040	$19,994
9/25	$17,512	$21,424
10/25	$17,654	$22,320
11/25	$17,972	$21,786
12/25	$17,665	$22,438

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	10.12%	(3.32)%	6.42%
Class A, with 5.25% maximum front end sales charge	4.34%	(4.36)%	5.86%
MSCI Emerging Markets Net Index	33.57%	4.20%	8.42%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 123,810,216
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 645,705
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$123,810,216
# of Portfolio Holdings	36
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$645,705

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	0.2%
Greece	0.4%
Thailand	2.0%
South Africa	2.0%
China	3.0%
Singapore	4.3%
Mexico	4.9%
United States	11.5%
Taiwan	14.5%
Brazil	20.9%
India	36.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Localiza Rent a Car SA	7.3%
NU Holdings Ltd.	4.9%
Grupo Financiero Banorte SAB de CV	4.9%
Varun Beverages Ltd.	4.6%
Bharti Airtel Ltd.	4.4%
Sea Ltd.	4.3%
XP, Inc.	3.8%
Raia Drogasil SA	3.7%
MercadoLibre, Inc.	3.6%
Total	53.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155912
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio
Class Name	Class C
Trading Symbol	MEMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$219	2.09%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	2.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Net Index:

↓ Overweight to and stock selection in India

↓ Stock selection in and underweight to tech-heavy markets Korea and Taiwan

↓ Stock selection in and underweight to the information technology sector

↑ Overweight to Brazil

↑ Overweight to Mexico, led by overweight selection to a Mexican bank

↑ Zero exposure to Saudi Arabia and Thailand

↑ Zero exposure to the energy sector and underweight to the utilities sector

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI Emerging Markets Net Index
12/15	$10,000	$10,000
1/16	$9,607	$9,351
2/16	$9,522	$9,336
3/16	$10,435	$10,571
4/16	$10,478	$10,629
5/16	$10,372	$10,232
6/16	$10,648	$10,641
7/16	$10,986	$11,177
8/16	$11,018	$11,455
9/16	$11,379	$11,602
10/16	$10,954	$11,630
11/16	$10,200	$11,094
12/16	$10,189	$11,119
1/17	$10,582	$11,727
2/17	$10,859	$12,086
3/17	$11,273	$12,391
4/17	$11,655	$12,663
5/17	$11,921	$13,037
6/17	$11,932	$13,168
7/17	$12,442	$13,953
8/17	$12,548	$14,264
9/17	$12,229	$14,208
10/17	$12,229	$14,706
11/17	$12,420	$14,735
12/17	$12,688	$15,264
1/18	$13,179	$16,536
2/18	$12,582	$15,774
3/18	$12,656	$15,480
4/18	$12,379	$15,412
5/18	$11,867	$14,866
6/18	$11,782	$14,248
7/18	$11,991	$14,561
8/18	$11,884	$14,167
9/18	$11,189	$14,092
10/18	$10,162	$12,865
11/18	$10,975	$13,395
12/18	$10,782	$13,040
1/19	$11,264	$14,182
2/19	$11,264	$14,214
3/19	$11,649	$14,333
4/19	$11,863	$14,635
5/19	$11,531	$13,573
6/19	$12,376	$14,420
7/19	$12,472	$14,244
8/19	$12,012	$13,549
9/19	$12,269	$13,808
10/19	$12,676	$14,390
11/19	$12,997	$14,370
12/19	$13,493	$15,443
1/20	$13,681	$14,723
2/20	$13,482	$13,946
3/20	$10,810	$11,798
4/20	$12,007	$12,879
5/20	$12,905	$12,978
6/20	$14,280	$13,932
7/20	$15,887	$15,177
8/20	$17,351	$15,512
9/20	$17,218	$15,263
10/20	$18,049	$15,578
11/20	$19,712	$17,018
12/20	$21,263	$18,270
1/21	$21,969	$18,830
2/21	$22,236	$18,974
3/21	$20,673	$18,687
4/21	$21,912	$19,152
5/21	$21,854	$19,597
6/21	$23,196	$19,630
7/21	$21,622	$18,309
8/21	$23,497	$18,788
9/21	$22,513	$18,042
10/21	$22,768	$18,220
11/21	$21,946	$17,477
12/21	$21,422	$17,805
1/22	$19,198	$17,468
2/22	$18,363	$16,946
3/22	$17,668	$16,563
4/22	$15,826	$15,642
5/22	$15,444	$15,711
6/22	$14,575	$14,667
7/22	$15,374	$14,631
8/22	$15,293	$14,692
9/22	$13,764	$12,969
10/22	$13,289	$12,567
11/22	$14,401	$14,431
12/22	$14,100	$14,228
1/23	$14,841	$15,351
2/23	$14,297	$14,356
3/23	$14,250	$14,791
4/23	$14,135	$14,623
5/23	$14,262	$14,377
6/23	$14,853	$14,923
7/23	$15,177	$15,852
8/23	$14,586	$14,876
9/23	$14,227	$14,487
10/23	$13,602	$13,924
11/23	$14,946	$15,038
12/23	$15,652	$15,626
1/24	$14,911	$14,901
2/24	$15,347	$15,609
3/24	$15,947	$15,996
4/24	$15,696	$16,068
5/24	$16,001	$16,159
6/24	$16,960	$16,796
7/24	$16,949	$16,846
8/24	$17,549	$17,118
9/24	$17,494	$18,261
10/24	$17,048	$17,449
11/24	$16,699	$16,822
12/24	$15,947	$16,799
1/25	$15,827	$17,099
2/25	$14,737	$17,182
3/25	$14,944	$17,291
4/25	$16,143	$17,518
5/25	$16,633	$18,265
6/25	$17,266	$19,363
7/25	$16,372	$19,741
8/25	$16,939	$19,994
9/25	$17,407	$21,424
10/25	$17,549	$22,320
11/25	$17,865	$21,786
12/25	$17,560	$22,438

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	9.30%	(4.04)%	5.79%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	8.30%	(4.04)%	5.79%
MSCI Emerging Markets Net Index	33.57%	4.20%	8.42%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 123,810,216
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 645,705
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$123,810,216
# of Portfolio Holdings	36
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$645,705

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	0.2%
Greece	0.4%
Thailand	2.0%
South Africa	2.0%
China	3.0%
Singapore	4.3%
Mexico	4.9%
United States	11.5%
Taiwan	14.5%
Brazil	20.9%
India	36.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Localiza Rent a Car SA	7.3%
NU Holdings Ltd.	4.9%
Grupo Financiero Banorte SAB de CV	4.9%
Varun Beverages Ltd.	4.6%
Bharti Airtel Ltd.	4.4%
Sea Ltd.	4.3%
XP, Inc.	3.8%
Raia Drogasil SA	3.7%
MercadoLibre, Inc.	3.6%
Total	53.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000149047
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio
Class Name	Class I
Trading Symbol	MELIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	0.98%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Net Index:

↓ Overweight to and stock selection in India

↓ Stock selection in and underweight to tech-heavy markets Korea and Taiwan

↓ Stock selection in and underweight to the information technology sector

↑ Overweight to Brazil

↑ Overweight to Mexico, led by overweight selection to a Mexican bank

↑ Zero exposure to Saudi Arabia and Thailand

↑ Zero exposure to the energy sector and underweight to the utilities sector

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI Emerging Markets Net Index
12/15	$1,000,000	$1,000,000
1/16	$960,847	$935,126
2/16	$953,439	$933,596
3/16	$1,045,503	$1,057,136
4/16	$1,051,852	$1,062,881
5/16	$1,041,270	$1,023,234
6/16	$1,070,899	$1,064,130
7/16	$1,105,703	$1,117,678
8/16	$1,109,940	$1,145,455
9/16	$1,148,067	$1,160,184
10/16	$1,105,703	$1,162,950
11/16	$1,030,507	$1,109,419
12/16	$1,030,846	$1,111,868
1/17	$1,071,105	$1,172,713
2/17	$1,099,710	$1,208,612
3/17	$1,144,207	$1,239,122
4/17	$1,183,407	$1,266,250
5/17	$1,212,012	$1,303,686
6/17	$1,214,131	$1,316,810
7/17	$1,267,104	$1,395,304
8/17	$1,278,758	$1,426,427
9/17	$1,248,034	$1,420,755
10/17	$1,249,093	$1,470,561
11/17	$1,270,282	$1,473,513
12/17	$1,298,925	$1,526,408
1/18	$1,350,283	$1,653,627
2/18	$1,290,365	$1,577,363
3/18	$1,298,925	$1,548,035
4/18	$1,271,106	$1,541,186
5/18	$1,220,818	$1,486,575
6/18	$1,212,258	$1,424,813
7/18	$1,235,384	$1,456,112
8/18	$1,225,724	$1,416,740
9/18	$1,154,886	$1,409,221
10/18	$1,049,701	$1,286,502
11/18	$1,135,566	$1,339,519
12/18	$1,115,576	$1,304,033
1/19	$1,166,088	$1,418,211
2/19	$1,168,238	$1,421,399
3/19	$1,209,078	$1,433,329
4/19	$1,232,722	$1,463,503
5/19	$1,199,405	$1,357,309
6/19	$1,288,608	$1,442,021
7/19	$1,299,355	$1,424,388
8/19	$1,252,067	$1,354,939
9/19	$1,281,085	$1,380,805
10/19	$1,324,074	$1,439,029
11/19	$1,359,541	$1,437,049
12/19	$1,412,630	$1,544,260
1/20	$1,433,763	$1,472,275
2/20	$1,413,742	$1,394,637
3/20	$1,134,553	$1,179,831
4/20	$1,262,468	$1,287,873
5/20	$1,357,014	$1,297,765
6/20	$1,503,839	$1,393,162
7/20	$1,674,022	$1,517,658
8/20	$1,829,745	$1,551,205
9/20	$1,818,622	$1,526,325
10/20	$1,907,606	$1,557,772
11/20	$2,084,463	$1,701,846
12/20	$2,251,177	$1,826,955
1/21	$2,327,645	$1,882,965
2/21	$2,357,769	$1,897,367
3/21	$2,194,405	$1,868,712
4/21	$2,327,645	$1,915,239
5/21	$2,324,169	$1,959,654
6/21	$2,468,995	$1,963,031
7/21	$2,304,473	$1,830,922
8/21	$2,504,912	$1,878,847
9/21	$2,402,955	$1,804,180
10/21	$2,431,920	$1,821,975
11/21	$2,346,183	$1,747,723
12/21	$2,292,549	$1,780,517
1/22	$2,055,989	$1,746,813
2/22	$1,967,858	$1,694,601
3/22	$1,895,963	$1,656,327
4/22	$1,699,988	$1,564,192
5/22	$1,660,562	$1,571,078
6/22	$1,568,952	$1,466,681
7/22	$1,654,764	$1,463,078
8/22	$1,647,806	$1,469,186
9/22	$1,485,461	$1,296,950
10/22	$1,435,597	$1,256,682
11/22	$1,556,197	$1,443,070
12/22	$1,524,887	$1,422,787
1/23	$1,606,060	$1,535,132
2/23	$1,548,079	$1,435,590
3/23	$1,544,601	$1,479,070
4/23	$1,534,164	$1,462,309
5/23	$1,549,239	$1,437,747
6/23	$1,614,177	$1,492,338
7/23	$1,651,285	$1,585,239
8/23	$1,587,506	$1,487,587
9/23	$1,550,399	$1,448,684
10/23	$1,484,301	$1,392,395
11/23	$1,632,731	$1,503,829
12/23	$1,710,425	$1,562,620
1/24	$1,630,412	$1,490,062
2/24	$1,677,956	$1,560,948
3/24	$1,744,054	$1,599,627
4/24	$1,717,383	$1,606,784
5/24	$1,751,011	$1,615,860
6/24	$1,856,536	$1,679,595
7/24	$1,856,536	$1,684,594
8/24	$1,922,634	$1,711,792
9/24	$1,916,836	$1,826,097
10/24	$1,868,132	$1,744,885
11/24	$1,829,865	$1,682,191
12/24	$1,748,692	$1,679,881
1/25	$1,735,936	$1,709,901
2/25	$1,616,496	$1,718,184
3/25	$1,640,848	$1,729,061
4/25	$1,773,044	$1,751,783
5/25	$1,827,546	$1,826,518
6/25	$1,897,122	$1,936,342
7/25	$1,798,555	$1,974,079
8/25	$1,862,334	$1,999,400
9/25	$1,915,676	$2,142,426
10/25	$1,931,910	$2,231,959
11/25	$1,967,858	$2,178,583
12/25	$1,934,230	$2,243,751

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	10.61%	(2.99)%	6.82%
MSCI Emerging Markets Net Index	33.57%	4.20%	8.42%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 123,810,216
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 645,705
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$123,810,216
# of Portfolio Holdings	36
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$645,705

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	0.2%
Greece	0.4%
Thailand	2.0%
South Africa	2.0%
China	3.0%
Singapore	4.3%
Mexico	4.9%
United States	11.5%
Taiwan	14.5%
Brazil	20.9%
India	36.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Localiza Rent a Car SA	7.3%
NU Holdings Ltd.	4.9%
Grupo Financiero Banorte SAB de CV	4.9%
Varun Beverages Ltd.	4.6%
Bharti Airtel Ltd.	4.4%
Sea Ltd.	4.3%
XP, Inc.	3.8%
Raia Drogasil SA	3.7%
MercadoLibre, Inc.	3.6%
Total	53.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000226932
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio
Class Name	Class IR
Trading Symbol	MSIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$98	0.93%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Net Index:

↓ Overweight to and stock selection in India

↓ Stock selection in and underweight to tech-heavy markets Korea and Taiwan

↓ Stock selection in and underweight to the information technology sector

↑ Overweight to Brazil

↑ Overweight to Mexico, led by overweight selection to a Mexican bank

↑ Zero exposure to Saudi Arabia and Thailand

↑ Zero exposure to the energy sector and underweight to the utilities sector

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class IR	MSCI Emerging Markets Net Index
4/21	$5,000,000	$5,000,000
4/21	$5,193,598	$5,099,946
5/21	$5,185,854	$5,218,216
6/21	$5,508,518	$5,227,209
7/21	$5,141,972	$4,875,426
8/21	$5,588,539	$5,003,041
9/21	$5,363,965	$4,804,217
10/21	$5,428,498	$4,851,600
11/21	$5,237,481	$4,653,882
12/21	$5,117,990	$4,741,205
1/22	$4,590,948	$4,651,459
2/22	$4,394,599	$4,512,426
3/22	$4,231,836	$4,410,509
4/22	$3,797,802	$4,165,169
5/22	$3,707,378	$4,183,508
6/22	$3,503,278	$3,905,515
7/22	$3,697,044	$3,895,921
8/22	$3,689,293	$3,912,185
9/22	$3,317,264	$3,453,551
10/22	$3,206,171	$3,346,324
11/22	$3,477,443	$3,842,643
12/22	$3,405,104	$3,788,633
1/23	$3,588,535	$4,087,789
2/23	$3,456,775	$3,822,727
3/23	$3,451,608	$3,938,506
4/23	$3,425,772	$3,893,873
5/23	$3,461,942	$3,828,470
6/23	$3,606,620	$3,973,837
7/23	$3,689,293	$4,221,213
8/23	$3,547,199	$3,961,186
9/23	$3,464,525	$3,857,592
10/23	$3,314,680	$3,707,706
11/23	$3,647,957	$4,004,434
12/23	$3,823,637	$4,160,984
1/24	$3,642,789	$3,967,774
2/24	$3,748,715	$4,156,531
3/24	$3,895,976	$4,259,528
4/24	$3,839,138	$4,278,587
5/24	$3,914,061	$4,302,753
6/24	$4,149,163	$4,472,469
7/24	$4,149,163	$4,485,779
8/24	$4,296,425	$4,558,204
9/24	$4,283,507	$4,862,578
10/24	$4,177,582	$4,646,324
11/24	$4,092,325	$4,479,380
12/24	$3,908,894	$4,473,229
1/25	$3,880,475	$4,553,167
2/25	$3,614,371	$4,575,225
3/25	$3,668,625	$4,604,188
4/25	$3,963,148	$4,664,692
5/25	$4,084,575	$4,863,699
6/25	$4,242,170	$5,156,139
7/25	$4,022,570	$5,256,627
8/25	$4,164,664	$5,324,052
9/25	$4,280,924	$5,704,906
10/25	$4,317,093	$5,943,318
11/25	$4,397,183	$5,801,185
12/25	$4,324,844	$5,974,716

Average Annual Return [Table Text Block]
AATR	1 Year	Since 4/12/21 (Inception)
Class IR	10.64%	(3.03)%
MSCI Emerging Markets Net Index	33.57%	3.85%

Performance Inception Date	Apr. 12, 2021
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 123,810,216
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 645,705
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$123,810,216
# of Portfolio Holdings	36
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$645,705

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	0.2%
Greece	0.4%
Thailand	2.0%
South Africa	2.0%
China	3.0%
Singapore	4.3%
Mexico	4.9%
United States	11.5%
Taiwan	14.5%
Brazil	20.9%
India	36.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Localiza Rent a Car SA	7.3%
NU Holdings Ltd.	4.9%
Grupo Financiero Banorte SAB de CV	4.9%
Varun Beverages Ltd.	4.6%
Bharti Airtel Ltd.	4.4%
Sea Ltd.	4.3%
XP, Inc.	3.8%
Raia Drogasil SA	3.7%
MercadoLibre, Inc.	3.6%
Total	53.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000149050
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio
Class Name	Class R6
Trading Symbol	MELSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$99	0.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Net Index:

↓ Overweight to and stock selection in India

↓ Stock selection in and underweight to tech-heavy markets Korea and Taiwan

↓ Stock selection in and underweight to the information technology sector

↑ Overweight to Brazil

↑ Overweight to Mexico, led by overweight selection to a Mexican bank

↑ Zero exposure to Saudi Arabia and Thailand

↑ Zero exposure to the energy sector and underweight to the utilities sector

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	MSCI Emerging Markets Net Index
12/15	$5,000,000	$5,000,000
1/16	$4,809,524	$4,675,629
2/16	$4,772,487	$4,667,979
3/16	$5,232,804	$5,285,680
4/16	$5,259,259	$5,314,407
5/16	$5,211,640	$5,116,169
6/16	$5,354,497	$5,320,648
7/16	$5,528,516	$5,588,392
8/16	$5,549,698	$5,727,276
9/16	$5,740,337	$5,800,920
10/16	$5,528,516	$5,814,752
11/16	$5,157,830	$5,547,093
12/16	$5,154,736	$5,559,342
1/17	$5,356,051	$5,863,566
2/17	$5,504,389	$6,043,061
3/17	$5,721,598	$6,195,608
4/17	$5,917,616	$6,331,251
5/17	$6,060,655	$6,518,431
6/17	$6,071,251	$6,584,049
7/17	$6,336,140	$6,976,521
8/17	$6,394,415	$7,132,135
9/17	$6,240,780	$7,103,776
10/17	$6,246,078	$7,352,805
11/17	$6,352,033	$7,367,564
12/17	$6,496,117	$7,632,039
1/18	$6,752,966	$8,268,137
2/18	$6,453,309	$7,886,816
3/18	$6,496,117	$7,740,174
4/18	$6,356,991	$7,705,929
5/18	$6,105,494	$7,432,877
6/18	$6,062,686	$7,124,063
7/18	$6,178,342	$7,280,559
8/18	$6,135,399	$7,083,699
9/18	$5,781,124	$7,046,104
10/18	$5,255,080	$6,432,511
11/18	$5,679,136	$6,697,593
12/18	$5,584,664	$6,520,165
1/19	$5,837,534	$7,091,055
2/19	$5,848,294	$7,106,997
3/19	$6,052,742	$7,166,645
4/19	$6,171,107	$7,317,516
5/19	$6,004,320	$6,786,547
6/19	$6,450,878	$7,210,103
7/19	$6,504,680	$7,121,938
8/19	$6,273,331	$6,774,696
9/19	$6,413,217	$6,904,023
10/19	$6,633,806	$7,195,144
11/19	$6,805,972	$7,185,244
12/19	$7,077,309	$7,721,301
1/20	$7,183,107	$7,361,375
2/20	$7,082,877	$6,973,187
3/20	$5,685,234	$5,899,157
4/20	$6,320,020	$6,439,365
5/20	$6,798,894	$6,488,824
6/20	$7,533,909	$6,965,812
7/20	$8,391,428	$7,588,289
8/20	$9,170,990	$7,756,025
9/20	$9,109,738	$7,631,624
10/20	$9,560,771	$7,788,858
11/20	$10,446,130	$8,509,230
12/20	$11,280,700	$9,134,773
1/21	$11,669,290	$9,414,825
2/21	$11,820,086	$9,486,836
3/21	$10,996,508	$9,343,560
4/21	$11,669,290	$9,576,194
5/21	$11,651,890	$9,798,269
6/21	$12,376,871	$9,815,155
7/21	$11,547,493	$9,154,610
8/21	$12,556,666	$9,394,235
9/21	$12,052,080	$9,020,901
10/21	$12,197,076	$9,109,873
11/21	$11,767,887	$8,738,616
12/21	$11,499,409	$8,902,583
1/22	$10,315,219	$8,734,066
2/22	$9,874,051	$8,473,003
3/22	$9,508,345	$8,281,635
4/22	$8,533,130	$7,820,958
5/22	$8,329,960	$7,855,392
6/22	$7,871,377	$7,333,405
7/22	$8,306,741	$7,315,390
8/22	$8,277,717	$7,345,929
9/22	$7,459,233	$6,484,750
10/22	$7,203,819	$6,283,409
11/22	$7,813,329	$7,215,350
12/22	$7,656,598	$7,113,934
1/23	$8,068,742	$7,675,660
2/23	$7,772,695	$7,177,952
3/23	$7,761,085	$7,395,352
4/23	$7,703,036	$7,311,543
5/23	$7,784,304	$7,188,737
6/23	$8,109,376	$7,461,692
7/23	$8,295,131	$7,926,193
8/23	$7,975,864	$7,437,937
9/23	$7,790,109	$7,243,419
10/23	$7,453,428	$6,961,977
11/23	$8,202,254	$7,519,145
12/23	$8,596,983	$7,813,100
1/24	$8,190,644	$7,450,309
2/24	$8,428,643	$7,804,738
3/24	$8,759,519	$7,998,137
4/24	$8,631,813	$8,033,922
5/24	$8,800,153	$8,079,300
6/24	$9,328,395	$8,397,976
7/24	$9,328,395	$8,422,969
8/24	$9,665,076	$8,558,961
9/24	$9,636,052	$9,130,487
10/24	$9,392,248	$8,724,424
11/24	$9,200,688	$8,410,954
12/24	$8,788,544	$8,399,404
1/25	$8,724,690	$8,549,503
2/25	$8,126,791	$8,590,922
3/25	$8,248,692	$8,645,306
4/25	$8,916,250	$8,758,915
5/25	$9,189,078	$9,132,591
6/25	$9,537,369	$9,681,708
7/25	$9,043,957	$9,870,393
8/25	$9,363,224	$9,996,998
9/25	$9,630,247	$10,712,129
10/25	$9,705,710	$11,159,797
11/25	$9,885,660	$10,892,913
12/25	$9,723,124	$11,218,754

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	10.63%	(2.93)%	6.88%
MSCI Emerging Markets Net Index	33.57%	4.20%	8.42%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 123,810,216
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 645,705
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$123,810,216
# of Portfolio Holdings	36
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$645,705

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	0.2%
Greece	0.4%
Thailand	2.0%
South Africa	2.0%
China	3.0%
Singapore	4.3%
Mexico	4.9%
United States	11.5%
Taiwan	14.5%
Brazil	20.9%
India	36.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Localiza Rent a Car SA	7.3%
NU Holdings Ltd.	4.9%
Grupo Financiero Banorte SAB de CV	4.9%
Varun Beverages Ltd.	4.6%
Bharti Airtel Ltd.	4.4%
Sea Ltd.	4.3%
XP, Inc.	3.8%
Raia Drogasil SA	3.7%
MercadoLibre, Inc.	3.6%
Total	53.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007747
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio
Class Name	Class A
Trading Symbol	MMKBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$156	1.35%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index:

↓ Stock selection in South Africa, as the zero allocations to select gold miners hampered relative performance

↓ The underweight to and stock selection in China

↓ The overweight allocation to India, as the equity market underperformed amid a cyclical slowdown, tariffs and investor flows into global AI plays, which India has less exposure to

↑ Stock selection in Taiwan and the information technology sector broadly, led by the overweights to select artificial intelligence (AI) hardware and semiconductor-related companies

↑ Stock selection in and the overweight allocation to Chile, led by the allocation to a copper miner

↑ The underweight allocation to Saudi Arabia

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI Emerging Markets Index
12/15	$9,477	$10,000
1/16	$8,914	$9,351
2/16	$8,854	$9,336
3/16	$9,901	$10,571
4/16	$9,911	$10,629
5/16	$9,793	$10,232
6/16	$10,084	$10,641
7/16	$10,569	$11,177
8/16	$10,777	$11,455
9/16	$10,959	$11,602
10/16	$10,871	$11,630
11/16	$10,061	$11,094
12/16	$10,080	$11,119
1/17	$10,621	$11,727
2/17	$10,874	$12,086
3/17	$11,212	$12,391
4/17	$11,614	$12,663
5/17	$11,976	$13,037
6/17	$12,061	$13,168
7/17	$12,693	$13,953
8/17	$12,917	$14,264
9/17	$12,887	$14,208
10/17	$13,126	$14,706
11/17	$13,165	$14,735
12/17	$13,562	$15,264
1/18	$14,633	$16,536
2/18	$13,906	$15,774
3/18	$13,806	$15,480
4/18	$13,417	$15,412
5/18	$12,765	$14,866
6/18	$12,292	$14,248
7/18	$12,552	$14,561
8/18	$12,188	$14,167
9/18	$11,934	$14,092
10/18	$11,092	$12,865
11/18	$11,496	$13,395
12/18	$11,178	$13,040
1/19	$12,057	$14,182
2/19	$11,910	$14,214
3/19	$11,981	$14,333
4/19	$12,301	$14,635
5/19	$11,615	$13,573
6/19	$12,255	$14,420
7/19	$12,174	$14,244
8/19	$11,747	$13,549
9/19	$11,986	$13,808
10/19	$12,499	$14,390
11/19	$12,413	$14,370
12/19	$13,311	$15,443
1/20	$12,630	$14,723
2/20	$12,081	$13,946
3/20	$9,742	$11,798
4/20	$10,499	$12,879
5/20	$10,834	$12,978
6/20	$11,671	$13,932
7/20	$12,878	$15,177
8/20	$13,068	$15,512
9/20	$12,953	$15,263
10/20	$12,970	$15,578
11/20	$14,102	$17,018
12/20	$15,203	$18,270
1/21	$15,616	$18,830
2/21	$15,773	$18,974
3/21	$15,552	$18,687
4/21	$16,000	$19,152
5/21	$16,384	$19,597
6/21	$16,570	$19,630
7/21	$15,767	$18,309
8/21	$16,454	$18,788
9/21	$15,639	$18,042
10/21	$15,988	$18,220
11/21	$15,116	$17,477
12/21	$15,694	$17,805
1/22	$15,185	$17,468
2/22	$14,041	$16,946
3/22	$13,755	$16,563
4/22	$12,560	$15,642
5/22	$12,782	$15,711
6/22	$11,556	$14,667
7/22	$11,892	$14,631
8/22	$11,715	$14,692
9/22	$10,577	$12,969
10/22	$10,659	$12,567
11/22	$12,191	$14,431
12/22	$11,722	$14,228
1/23	$12,702	$15,351
2/23	$11,775	$14,356
3/23	$12,033	$14,791
4/23	$12,013	$14,623
5/23	$11,868	$14,377
6/23	$12,470	$14,923
7/23	$13,053	$15,852
8/23	$12,265	$14,876
9/23	$12,007	$14,487
10/23	$11,682	$13,924
11/23	$12,477	$15,038
12/23	$13,097	$15,626
1/24	$12,677	$14,901
2/24	$13,253	$15,609
3/24	$13,659	$15,996
4/24	$13,747	$16,068
5/24	$13,923	$16,159
6/24	$14,560	$16,796
7/24	$14,438	$16,846
8/24	$14,526	$17,118
9/24	$15,156	$18,261
10/24	$14,594	$17,449
11/24	$14,262	$16,822
12/24	$14,105	$16,799
1/25	$14,269	$17,099
2/25	$14,153	$17,182
3/25	$14,351	$17,291
4/25	$14,563	$17,518
5/25	$15,267	$18,265
6/25	$16,128	$19,363
7/25	$16,135	$19,741
8/25	$16,394	$19,994
9/25	$17,590	$21,424
10/25	$18,458	$22,320
11/25	$18,198	$21,786
12/25	$18,589	$22,438

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	31.79%	4.10%	6.97%
Class A, with 5.25% maximum front end sales charge	24.89%	2.99%	6.40%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 133,488,351
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 2,333,733
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$133,488,351
# of Portfolio Holdings	96
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$2,333,733

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	4.7%
Malaysia	1.3%
United Kingdom	1.5%
Poland	2.9%
South Africa	3.3%
Mexico	3.4%
Brazil	5.8%
Korea, Republic of	12.5%
China	20.8%
India	21.0%
Taiwan	22.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	14.7%
Samsung Electronics Co. Ltd.	7.2%
Tencent Holdings Ltd.	5.5%
Alibaba Group Holding Ltd.	3.6%
Reliance Industries Ltd.	1.9%
China Construction Bank Corp.	1.7%
ICICI Bank Ltd.	1.6%
WEG SA	1.6%
Antofagasta PLC	1.5%
HDFC Bank Ltd.	1.5%
Total	40.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155890
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio
Class Name	Class C
Trading Symbol	MSEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$242	2.10%

Expenses Paid, Amount	$ 242
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index:

↓ Stock selection in South Africa, as the zero allocations to select gold miners hampered relative performance

↓ The underweight to and stock selection in China

↓ The overweight allocation to India, as the equity market underperformed amid a cyclical slowdown, tariffs and investor flows into global AI plays, which India has less exposure to

↑ Stock selection in Taiwan and the information technology sector broadly, led by the overweights to select artificial intelligence (AI) hardware and semiconductor-related companies

↑ Stock selection in and the overweight allocation to Chile, led by the allocation to a copper miner

↑ The underweight allocation to Saudi Arabia

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI Emerging Markets Index
12/15	$10,000	$10,000
1/16	$9,398	$9,351
2/16	$9,330	$9,336
3/16	$10,427	$10,571
4/16	$10,433	$10,629
5/16	$10,301	$10,232
6/16	$10,602	$10,641
7/16	$11,103	$11,177
8/16	$11,309	$11,455
9/16	$11,499	$11,602
10/16	$11,393	$11,630
11/16	$10,544	$11,094
12/16	$10,556	$11,119
1/17	$11,111	$11,727
2/17	$11,370	$12,086
3/17	$11,713	$12,391
4/17	$12,125	$12,663
5/17	$12,500	$13,037
6/17	$12,579	$13,168
7/17	$13,226	$13,953
8/17	$13,448	$14,264
9/17	$13,411	$14,208
10/17	$13,649	$14,706
11/17	$13,686	$14,735
12/17	$14,088	$15,264
1/18	$15,187	$16,536
2/18	$14,421	$15,774
3/18	$14,310	$15,480
4/18	$13,897	$15,412
5/18	$13,215	$14,866
6/18	$12,713	$14,248
7/18	$12,973	$14,561
8/18	$12,592	$14,167
9/18	$12,323	$14,092
10/18	$11,445	$12,865
11/18	$11,858	$13,395
12/18	$11,515	$13,040
1/19	$12,417	$14,182
2/19	$12,257	$14,214
3/19	$12,326	$14,333
4/19	$12,646	$14,635
5/19	$11,931	$13,573
6/19	$12,582	$14,420
7/19	$12,486	$14,244
8/19	$12,043	$13,549
9/19	$12,278	$13,808
10/19	$12,796	$14,390
11/19	$12,694	$14,370
12/19	$13,606	$15,443
1/20	$12,903	$14,723
2/20	$12,333	$13,946
3/20	$9,939	$11,798
4/20	$10,703	$12,879
5/20	$11,036	$12,978
6/20	$11,885	$13,932
7/20	$13,103	$15,177
8/20	$13,291	$15,512
9/20	$13,163	$15,263
10/20	$13,170	$15,578
11/20	$14,315	$17,018
12/20	$15,419	$18,270
1/21	$15,827	$18,830
2/21	$15,980	$18,974
3/21	$15,742	$18,687
4/21	$16,187	$19,152
5/21	$16,559	$19,597
6/21	$16,742	$19,630
7/21	$15,919	$18,309
8/21	$16,595	$18,788
9/21	$15,766	$18,042
10/21	$16,108	$18,220
11/21	$15,218	$17,477
12/21	$15,793	$17,805
1/22	$15,267	$17,468
2/22	$14,110	$16,946
3/22	$13,814	$16,563
4/22	$12,603	$15,642
5/22	$12,820	$15,711
6/22	$11,584	$14,667
7/22	$11,913	$14,631
8/22	$11,722	$14,692
9/22	$10,577	$12,969
10/22	$10,656	$12,567
11/22	$12,176	$14,431
12/22	$11,704	$14,228
1/23	$12,668	$15,351
2/23	$11,745	$14,356
3/23	$11,991	$14,791
4/23	$11,964	$14,623
5/23	$11,813	$14,377
6/23	$12,401	$14,923
7/23	$12,975	$15,852
8/23	$12,182	$14,876
9/23	$11,923	$14,487
10/23	$11,595	$13,924
11/23	$12,374	$15,038
12/23	$12,983	$15,626
1/24	$12,567	$14,901
2/24	$13,138	$15,609
3/24	$13,540	$15,996
4/24	$13,628	$16,068
5/24	$13,802	$16,159
6/24	$14,433	$16,796
7/24	$14,313	$16,846
8/24	$14,400	$17,118
9/24	$15,024	$18,261
10/24	$14,467	$17,449
11/24	$14,138	$16,822
12/24	$13,982	$16,799
1/25	$14,145	$17,099
2/25	$14,030	$17,182
3/25	$14,226	$17,291
4/25	$14,436	$17,518
5/25	$15,134	$18,265
6/25	$15,987	$19,363
7/25	$15,994	$19,741
8/25	$16,252	$19,994
9/25	$17,437	$21,424
10/25	$18,298	$22,320
11/25	$18,040	$21,786
12/25	$18,428	$22,438

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	30.81%	3.32%	6.30%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	30.19%	3.32%	6.30%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 133,488,351
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 2,333,733
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$133,488,351
# of Portfolio Holdings	96
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$2,333,733

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	4.7%
Malaysia	1.3%
United Kingdom	1.5%
Poland	2.9%
South Africa	3.3%
Mexico	3.4%
Brazil	5.8%
Korea, Republic of	12.5%
China	20.8%
India	21.0%
Taiwan	22.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	14.7%
Samsung Electronics Co. Ltd.	7.2%
Tencent Holdings Ltd.	5.5%
Alibaba Group Holding Ltd.	3.6%
Reliance Industries Ltd.	1.9%
China Construction Bank Corp.	1.7%
ICICI Bank Ltd.	1.6%
WEG SA	1.6%
Antofagasta PLC	1.5%
HDFC Bank Ltd.	1.5%
Total	40.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007746
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio
Class Name	Class I
Trading Symbol	MGEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$115	0.99%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index:

↓ Stock selection in South Africa, as the zero allocations to select gold miners hampered relative performance

↓ The underweight to and stock selection in China

↓ The overweight allocation to India, as the equity market underperformed amid a cyclical slowdown, tariffs and investor flows into global AI plays, which India has less exposure to

↑ Stock selection in Taiwan and the information technology sector broadly, led by the overweights to select artificial intelligence (AI) hardware and semiconductor-related companies

↑ Stock selection in and the overweight allocation to Chile, led by the allocation to a copper miner

↑ The underweight allocation to Saudi Arabia

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI Emerging Markets Index
12/15	$1,000,000	$1,000,000
1/16	$940,549	$935,126
2/16	$934,451	$933,596
3/16	$1,045,732	$1,057,136
4/16	$1,046,748	$1,062,881
5/16	$1,034,045	$1,023,234
6/16	$1,065,549	$1,064,130
7/16	$1,117,516	$1,117,678
8/16	$1,138,860	$1,145,455
9/16	$1,158,680	$1,160,184
10/16	$1,149,532	$1,162,950
11/16	$1,064,664	$1,109,419
12/16	$1,067,272	$1,111,868
1/17	$1,124,658	$1,172,713
2/17	$1,151,814	$1,208,612
3/17	$1,187,680	$1,239,122
4/17	$1,230,719	$1,266,250
5/17	$1,269,660	$1,303,686
6/17	$1,279,395	$1,316,810
7/17	$1,346,274	$1,395,304
8/17	$1,370,379	$1,426,427
9/17	$1,367,815	$1,420,755
10/17	$1,392,945	$1,470,561
11/17	$1,398,074	$1,473,513
12/17	$1,440,519	$1,526,408
1/18	$1,554,461	$1,653,627
2/18	$1,477,640	$1,577,363
3/18	$1,467,329	$1,548,035
4/18	$1,426,598	$1,541,186
5/18	$1,357,511	$1,486,575
6/18	$1,307,500	$1,424,813
7/18	$1,335,414	$1,456,112
8/18	$1,297,259	$1,416,740
9/18	$1,270,963	$1,409,221
10/18	$1,181,248	$1,286,502
11/18	$1,225,075	$1,339,519
12/18	$1,190,977	$1,304,033
1/19	$1,285,029	$1,418,211
2/19	$1,269,706	$1,421,399
3/19	$1,277,632	$1,433,329
4/19	$1,311,977	$1,463,503
5/19	$1,239,588	$1,357,309
6/19	$1,308,278	$1,442,021
7/19	$1,299,296	$1,424,388
8/19	$1,254,383	$1,354,939
9/19	$1,280,274	$1,380,805
10/19	$1,335,226	$1,439,029
11/19	$1,326,243	$1,437,049
12/19	$1,422,467	$1,544,260
1/20	$1,349,813	$1,472,275
2/20	$1,291,569	$1,394,637
3/20	$1,042,382	$1,179,831
4/20	$1,122,843	$1,287,873
5/20	$1,158,870	$1,297,765
6/20	$1,248,937	$1,393,162
7/20	$1,378,635	$1,517,658
8/20	$1,399,650	$1,551,205
9/20	$1,387,641	$1,526,325
10/20	$1,389,443	$1,557,772
11/20	$1,511,334	$1,701,846
12/20	$1,629,834	$1,826,955
1/21	$1,674,753	$1,882,965
2/21	$1,691,749	$1,897,367
3/21	$1,668,683	$1,868,712
4/21	$1,716,637	$1,915,239
5/21	$1,758,521	$1,959,654
6/21	$1,779,159	$1,963,031
7/21	$1,693,570	$1,830,922
8/21	$1,767,626	$1,878,847
9/21	$1,680,823	$1,804,180
10/21	$1,717,851	$1,821,975
11/21	$1,624,978	$1,747,723
12/21	$1,687,720	$1,780,517
1/22	$1,633,320	$1,746,813
2/22	$1,511,253	$1,694,601
3/22	$1,480,072	$1,656,327
4/22	$1,352,034	$1,564,192
5/22	$1,376,580	$1,571,078
6/22	$1,244,561	$1,466,681
7/22	$1,281,049	$1,463,078
8/22	$1,262,473	$1,469,186
9/22	$1,139,742	$1,296,950
10/22	$1,149,693	$1,256,682
11/22	$1,314,883	$1,443,070
12/22	$1,264,735	$1,422,787
1/23	$1,370,823	$1,535,132
2/23	$1,271,668	$1,435,590
3/23	$1,299,404	$1,479,070
4/23	$1,297,324	$1,462,309
5/23	$1,282,763	$1,437,747
6/23	$1,347,247	$1,492,338
7/23	$1,411,039	$1,585,239
8/23	$1,326,446	$1,487,587
9/23	$1,298,710	$1,448,684
10/23	$1,264,735	$1,392,395
11/23	$1,350,714	$1,503,829
12/23	$1,418,550	$1,562,620
1/24	$1,373,043	$1,490,062
2/24	$1,435,616	$1,560,948
3/24	$1,480,412	$1,599,627
4/24	$1,490,367	$1,606,784
5/24	$1,510,276	$1,615,860
6/24	$1,579,248	$1,679,595
7/24	$1,567,161	$1,684,594
8/24	$1,576,404	$1,711,792
9/24	$1,645,376	$1,826,097
10/24	$1,584,937	$1,744,885
11/24	$1,549,384	$1,682,191
12/24	$1,533,078	$1,679,881
1/25	$1,551,072	$1,709,901
2/25	$1,538,836	$1,718,184
3/25	$1,561,149	$1,729,061
4/25	$1,584,181	$1,751,783
5/25	$1,661,914	$1,826,518
6/25	$1,756,202	$1,936,342
7/25	$1,756,922	$1,974,079
8/25	$1,785,712	$1,999,400
9/25	$1,916,708	$2,142,426
10/25	$2,011,715	$2,231,959
11/25	$1,983,645	$2,178,583
12/25	$2,027,313	$2,243,751

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	32.24%	4.46%	7.32%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 133,488,351
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 2,333,733
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$133,488,351
# of Portfolio Holdings	96
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$2,333,733

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	4.7%
Malaysia	1.3%
United Kingdom	1.5%
Poland	2.9%
South Africa	3.3%
Mexico	3.4%
Brazil	5.8%
Korea, Republic of	12.5%
China	20.8%
India	21.0%
Taiwan	22.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	14.7%
Samsung Electronics Co. Ltd.	7.2%
Tencent Holdings Ltd.	5.5%
Alibaba Group Holding Ltd.	3.6%
Reliance Industries Ltd.	1.9%
China Construction Bank Corp.	1.7%
ICICI Bank Ltd.	1.6%
WEG SA	1.6%
Antofagasta PLC	1.5%
HDFC Bank Ltd.	1.5%
Total	40.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198815
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio
Class Name	Class IR
Trading Symbol	MRGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$110	0.95%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index:

↓ Stock selection in South Africa, as the zero allocations to select gold miners hampered relative performance

↓ The underweight to and stock selection in China

↓ The overweight allocation to India, as the equity market underperformed amid a cyclical slowdown, tariffs and investor flows into global AI plays, which India has less exposure to

↑ Stock selection in Taiwan and the information technology sector broadly, led by the overweights to select artificial intelligence (AI) hardware and semiconductor-related companies

↑ Stock selection in and the overweight allocation to Chile, led by the allocation to a copper miner

↑ The underweight allocation to Saudi Arabia

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class IR	MSCI Emerging Markets Index
6/18	$5,000,000	$5,000,000
6/18	$4,837,972	$4,815,035
7/18	$4,941,175	$4,920,809
8/18	$4,802,014	$4,787,754
9/18	$4,702,885	$4,762,344
10/18	$4,373,093	$4,347,627
11/18	$4,535,130	$4,526,791
12/18	$4,409,110	$4,406,871
1/19	$4,757,301	$4,792,725
2/19	$4,700,573	$4,803,501
3/19	$4,731,871	$4,843,816
4/19	$4,859,019	$4,945,787
5/19	$4,591,030	$4,586,914
6/19	$4,843,370	$4,873,188
7/19	$4,812,072	$4,813,599
8/19	$4,647,758	$4,578,904
9/19	$4,743,608	$4,666,314
10/19	$4,947,045	$4,863,078
11/19	$4,913,791	$4,856,386
12/19	$5,270,265	$5,218,698
1/20	$5,003,191	$4,975,431
2/20	$4,787,306	$4,713,060
3/20	$3,863,674	$3,987,142
4/20	$4,161,907	$4,352,259
5/20	$4,297,670	$4,385,688
6/20	$4,631,513	$4,708,076
7/20	$5,112,246	$5,128,798
8/20	$5,190,143	$5,242,168
9/20	$5,145,631	$5,158,087
10/20	$5,154,533	$5,264,359
11/20	$5,606,334	$5,751,246
12/20	$6,046,416	$6,174,041
1/21	$6,213,058	$6,363,323
2/21	$6,278,364	$6,411,994
3/21	$6,190,539	$6,315,156
4/21	$6,370,693	$6,472,389
5/21	$6,526,076	$6,622,486
6/21	$6,602,641	$6,633,899
7/21	$6,285,120	$6,187,448
8/21	$6,559,854	$6,349,406
9/21	$6,237,829	$6,097,076
10/21	$6,377,449	$6,157,211
11/21	$6,032,904	$5,906,285
12/21	$6,265,946	$6,017,107
1/22	$6,066,362	$5,903,210
2/22	$5,610,523	$5,726,761
3/22	$5,497,179	$5,597,419
4/22	$5,021,627	$5,286,055
5/22	$5,112,795	$5,309,328
6/22	$4,622,460	$4,956,526
7/22	$4,760,444	$4,944,350
8/22	$4,688,988	$4,964,991
9/22	$4,235,612	$4,382,934
10/22	$4,270,108	$4,246,851
11/22	$4,886,108	$4,876,734
12/22	$4,700,894	$4,808,189
1/23	$5,095,428	$5,187,850
2/23	$4,726,680	$4,851,458
3/23	$4,829,827	$4,998,395
4/23	$4,824,669	$4,941,750
5/23	$4,767,939	$4,858,747
6/23	$5,010,333	$5,043,233
7/23	$5,247,569	$5,357,181
8/23	$4,930,394	$5,027,178
9/23	$4,829,827	$4,895,706
10/23	$4,700,894	$4,705,484
11/23	$5,023,226	$5,082,064
12/23	$5,273,521	$5,280,744
1/24	$5,104,176	$5,035,539
2/24	$5,337,026	$5,275,092
3/24	$5,503,725	$5,405,807
4/24	$5,543,415	$5,429,994
5/24	$5,617,504	$5,460,664
6/24	$5,874,168	$5,676,052
7/24	$5,826,540	$5,692,944
8/24	$5,863,584	$5,784,859
9/24	$6,120,248	$6,171,143
10/24	$5,895,336	$5,896,693
11/24	$5,763,035	$5,684,823
12/24	$5,702,022	$5,677,017
1/25	$5,769,010	$5,778,466
2/25	$5,723,458	$5,806,461
3/25	$5,806,523	$5,843,218
4/25	$5,892,268	$5,920,004
5/25	$6,181,656	$6,172,566
6/25	$6,532,674	$6,543,705
7/25	$6,538,033	$6,671,234
8/25	$6,642,534	$6,756,804
9/25	$7,130,207	$7,240,149
10/25	$7,486,583	$7,542,721
11/25	$7,382,082	$7,362,338
12/25	$7,540,824	$7,582,568

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 6/15/18 (Inception)
Class IR	32.25%	4.52%	5.60%
MSCI Emerging Markets Index	33.57%	4.20%	5.67%

Performance Inception Date	Jun. 15, 2018
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 133,488,351
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 2,333,733
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$133,488,351
# of Portfolio Holdings	96
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$2,333,733

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	4.7%
Malaysia	1.3%
United Kingdom	1.5%
Poland	2.9%
South Africa	3.3%
Mexico	3.4%
Brazil	5.8%
Korea, Republic of	12.5%
China	20.8%
India	21.0%
Taiwan	22.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	14.7%
Samsung Electronics Co. Ltd.	7.2%
Tencent Holdings Ltd.	5.5%
Alibaba Group Holding Ltd.	3.6%
Reliance Industries Ltd.	1.9%
China Construction Bank Corp.	1.7%
ICICI Bank Ltd.	1.6%
WEG SA	1.6%
Antofagasta PLC	1.5%
HDFC Bank Ltd.	1.5%
Total	40.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000113803
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio
Class Name	Class L
Trading Symbol	MSELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$214	1.85%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index:

↓ Stock selection in South Africa, as the zero allocations to select gold miners hampered relative performance

↓ The underweight to and stock selection in China

↓ The overweight allocation to India, as the equity market underperformed amid a cyclical slowdown, tariffs and investor flows into global AI plays, which India has less exposure to

↑ Stock selection in Taiwan and the information technology sector broadly, led by the overweights to select artificial intelligence (AI) hardware and semiconductor-related companies

↑ Stock selection in and the overweight allocation to Chile, led by the allocation to a copper miner

↑ The underweight allocation to Saudi Arabia

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class L	MSCI Emerging Markets Index
12/15	$10,000	$10,000
1/16	$9,399	$9,351
2/16	$9,331	$9,336
3/16	$10,437	$10,571
4/16	$10,437	$10,629
5/16	$10,306	$10,232
6/16	$10,611	$10,641
7/16	$11,117	$11,177
8/16	$11,328	$11,455
9/16	$11,517	$11,602
10/16	$11,417	$11,630
11/16	$10,564	$11,094
12/16	$10,580	$11,119
1/17	$11,138	$11,727
2/17	$11,401	$12,086
3/17	$11,749	$12,391
4/17	$12,165	$12,663
5/17	$12,540	$13,037
6/17	$12,624	$13,168
7/17	$13,275	$13,953
8/17	$13,501	$14,264
9/17	$13,470	$14,208
10/17	$13,707	$14,706
11/17	$13,749	$14,735
12/17	$14,155	$15,264
1/18	$15,263	$16,536
2/18	$14,498	$15,774
3/18	$14,387	$15,480
4/18	$13,976	$15,412
5/18	$13,290	$14,866
6/18	$12,789	$14,248
7/18	$13,054	$14,561
8/18	$12,674	$14,167
9/18	$12,405	$14,092
10/18	$11,524	$12,865
11/18	$11,941	$13,395
12/18	$11,603	$13,040
1/19	$12,509	$14,182
2/19	$12,353	$14,214
3/19	$12,418	$14,333
4/19	$12,745	$14,635
5/19	$12,032	$13,573
6/19	$12,686	$14,420
7/19	$12,594	$14,244
8/19	$12,150	$13,549
9/19	$12,391	$13,808
10/19	$12,911	$14,390
11/19	$12,814	$14,370
12/19	$13,735	$15,443
1/20	$13,029	$14,723
2/20	$12,458	$13,946
3/20	$10,043	$11,798
4/20	$10,815	$12,879
5/20	$11,156	$12,978
6/20	$12,014	$13,932
7/20	$13,248	$15,177
8/20	$13,437	$15,512
9/20	$13,315	$15,263
10/20	$13,327	$15,578
11/20	$14,483	$17,018
12/20	$15,609	$18,270
1/21	$16,025	$18,830
2/21	$16,178	$18,974
3/21	$15,946	$18,687
4/21	$16,393	$19,152
5/21	$16,778	$19,597
6/21	$16,968	$19,630
7/21	$16,136	$18,309
8/21	$16,827	$18,788
9/21	$15,989	$18,042
10/21	$16,337	$18,220
11/21	$15,438	$17,477
12/21	$16,022	$17,805
1/22	$15,495	$17,468
2/22	$14,330	$16,946
3/22	$14,023	$16,563
4/22	$12,797	$15,642
5/22	$13,024	$15,711
6/22	$11,765	$14,667
7/22	$12,105	$14,631
8/22	$11,918	$14,692
9/22	$10,752	$12,969
10/22	$10,839	$12,567
11/22	$12,384	$14,431
12/22	$11,907	$14,228
1/23	$12,897	$15,351
2/23	$11,955	$14,356
3/23	$12,204	$14,791
4/23	$12,184	$14,623
5/23	$12,031	$14,377
6/23	$12,633	$14,923
7/23	$13,222	$15,852
8/23	$12,419	$14,876
9/23	$12,149	$14,487
10/23	$11,817	$13,924
11/23	$12,620	$15,038
12/23	$13,239	$15,626
1/24	$12,802	$14,901
2/24	$13,380	$15,609
3/24	$13,789	$15,996
4/24	$13,874	$16,068
5/24	$14,043	$16,159
6/24	$14,678	$16,796
7/24	$14,551	$16,846
8/24	$14,635	$17,118
9/24	$15,263	$18,261
10/24	$14,685	$17,449
11/24	$14,346	$16,822
12/24	$14,182	$16,799
1/25	$14,345	$17,099
2/25	$14,224	$17,182
3/25	$14,415	$17,291
4/25	$14,621	$17,518
5/25	$15,322	$18,265
6/25	$16,178	$19,363
7/25	$16,178	$19,741
8/25	$16,433	$19,994
9/25	$17,623	$21,424
10/25	$18,487	$22,320
11/25	$18,218	$21,786
12/25	$18,604	$22,438

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	31.18%	3.57%	6.40%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 133,488,351
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 2,333,733
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$133,488,351
# of Portfolio Holdings	96
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$2,333,733

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	4.7%
Malaysia	1.3%
United Kingdom	1.5%
Poland	2.9%
South Africa	3.3%
Mexico	3.4%
Brazil	5.8%
Korea, Republic of	12.5%
China	20.8%
India	21.0%
Taiwan	22.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	14.7%
Samsung Electronics Co. Ltd.	7.2%
Tencent Holdings Ltd.	5.5%
Alibaba Group Holding Ltd.	3.6%
Reliance Industries Ltd.	1.9%
China Construction Bank Corp.	1.7%
ICICI Bank Ltd.	1.6%
WEG SA	1.6%
Antofagasta PLC	1.5%
HDFC Bank Ltd.	1.5%
Total	40.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126912
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio
Class Name	Class R6
Trading Symbol	MMMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$110	0.95%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index:

↓ Stock selection in South Africa, as the zero allocations to select gold miners hampered relative performance

↓ The underweight to and stock selection in China

↓ The overweight allocation to India, as the equity market underperformed amid a cyclical slowdown, tariffs and investor flows into global AI plays, which India has less exposure to

↑ Stock selection in Taiwan and the information technology sector broadly, led by the overweights to select artificial intelligence (AI) hardware and semiconductor-related companies

↑ Stock selection in and the overweight allocation to Chile, led by the allocation to a copper miner

↑ The underweight allocation to Saudi Arabia

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	MSCI Emerging Markets Index
12/15	$5,000,000	$5,000,000
1/16	$4,702,744	$4,675,629
2/16	$4,674,797	$4,667,979
3/16	$5,231,199	$5,285,680
4/16	$5,236,280	$5,314,407
5/16	$5,175,305	$5,116,169
6/16	$5,330,285	$5,320,648
7/16	$5,590,121	$5,588,392
8/16	$5,699,382	$5,727,276
9/16	$5,798,480	$5,800,920
10/16	$5,752,743	$5,814,752
11/16	$5,328,402	$5,547,093
12/16	$5,339,649	$5,559,342
1/17	$5,626,755	$5,863,566
2/17	$5,762,617	$6,043,061
3/17	$5,944,621	$6,195,608
4/17	$6,159,950	$6,331,251
5/17	$6,354,772	$6,518,431
6/17	$6,403,477	$6,584,049
7/17	$6,740,648	$6,976,521
8/17	$6,861,246	$7,132,135
9/17	$6,848,416	$7,103,776
10/17	$6,974,146	$7,352,805
11/17	$6,999,805	$7,367,564
12/17	$7,213,395	$7,632,039
1/18	$7,786,542	$8,268,137
2/18	$7,399,280	$7,886,816
3/18	$7,350,227	$7,740,174
4/18	$7,146,269	$7,705,929
5/18	$6,802,897	$7,432,877
6/18	$6,549,886	$7,124,063
7/18	$6,692,245	$7,280,559
8/18	$6,501,186	$7,083,699
9/18	$6,369,509	$7,046,104
10/18	$5,920,261	$6,432,511
11/18	$6,139,722	$6,697,593
12/18	$5,969,044	$6,520,165
1/19	$6,443,282	$7,091,055
2/19	$6,366,450	$7,106,997
3/19	$6,406,191	$7,166,645
4/19	$6,581,050	$7,317,516
5/19	$6,215,436	$6,786,547
6/19	$6,559,855	$7,210,103
7/19	$6,517,465	$7,121,938
8/19	$6,292,268	$6,774,696
9/19	$6,422,087	$6,904,023
10/19	$6,697,622	$7,195,144
11/19	$6,655,232	$7,185,244
12/19	$7,138,041	$7,721,301
1/20	$6,776,316	$7,361,375
2/20	$6,480,907	$6,973,187
3/20	$5,229,941	$5,899,157
4/20	$5,636,882	$6,439,365
5/20	$5,817,744	$6,488,824
6/20	$6,272,915	$6,965,812
7/20	$6,921,006	$7,588,289
8/20	$7,029,523	$7,756,025
9/20	$6,969,236	$7,631,624
10/20	$6,981,293	$7,788,858
11/20	$7,593,211	$8,509,230
12/20	$8,189,294	$9,134,773
1/21	$8,411,945	$9,414,825
2/21	$8,500,396	$9,486,836
3/21	$8,384,495	$9,343,560
4/21	$8,628,497	$9,576,194
5/21	$8,838,948	$9,798,269
6/21	$8,942,648	$9,815,155
7/21	$8,512,596	$9,154,610
8/21	$8,884,698	$9,394,235
9/21	$8,448,546	$9,020,901
10/21	$8,637,647	$9,109,873
11/21	$8,170,994	$8,738,616
12/21	$8,486,922	$8,902,583
1/22	$8,213,258	$8,734,066
2/22	$7,599,183	$8,473,003
3/22	$7,445,664	$8,281,635
4/22	$6,801,552	$7,820,958
5/22	$6,925,035	$7,855,392
6/22	$6,260,899	$7,333,405
7/22	$6,447,792	$7,315,390
8/22	$6,351,008	$7,345,929
9/22	$5,736,933	$6,484,750
10/22	$5,783,656	$6,283,409
11/22	$6,617,997	$7,215,350
12/22	$6,367,134	$7,113,934
1/23	$6,898,019	$7,675,660
2/23	$6,402,061	$7,177,952
3/23	$6,541,767	$7,395,352
4/23	$6,531,289	$7,311,543
5/23	$6,457,943	$7,188,737
6/23	$6,786,254	$7,461,692
7/23	$7,107,580	$7,926,193
8/23	$6,677,981	$7,437,937
9/23	$6,541,767	$7,243,419
10/23	$6,367,134	$6,961,977
11/23	$6,803,717	$7,519,145
12/23	$7,142,730	$7,813,100
1/24	$6,913,360	$7,450,309
2/24	$7,228,744	$7,804,738
3/24	$7,454,530	$7,998,137
4/24	$7,508,289	$8,033,922
5/24	$7,608,638	$8,079,300
6/24	$7,956,278	$8,397,976
7/24	$7,891,767	$8,422,969
8/24	$7,941,942	$8,558,961
9/24	$8,289,581	$9,130,487
10/24	$7,984,949	$8,724,424
11/24	$7,805,753	$8,410,954
12/24	$7,723,114	$8,399,404
1/25	$7,813,846	$8,549,503
2/25	$7,755,778	$8,590,922
3/25	$7,864,656	$8,645,306
4/25	$7,980,793	$8,758,915
5/25	$8,372,756	$9,132,591
6/25	$8,848,192	$9,681,708
7/25	$8,855,450	$9,870,393
8/25	$9,000,622	$9,996,998
9/25	$9,657,522	$10,712,129
10/25	$10,140,216	$11,159,797
11/25	$9,998,674	$10,892,913
12/25	$10,213,682	$11,218,754

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	32.25%	4.52%	7.40%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 133,488,351
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 2,333,733
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$133,488,351
# of Portfolio Holdings	96
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$2,333,733

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	4.7%
Malaysia	1.3%
United Kingdom	1.5%
Poland	2.9%
South Africa	3.3%
Mexico	3.4%
Brazil	5.8%
Korea, Republic of	12.5%
China	20.8%
India	21.0%
Taiwan	22.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	14.7%
Samsung Electronics Co. Ltd.	7.2%
Tencent Holdings Ltd.	5.5%
Alibaba Group Holding Ltd.	3.6%
Reliance Industries Ltd.	1.9%
China Construction Bank Corp.	1.7%
ICICI Bank Ltd.	1.6%
WEG SA	1.6%
Antofagasta PLC	1.5%
HDFC Bank Ltd.	1.5%
Total	40.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169209
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio
Class Name	Class A
Trading Symbol	MLNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$144	1.33%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Net Index:

↓ Overall stock selection in Europe and North America.

↓ A lack of exposure to high-risk stocks in the U.S.

↑ Overall stock selection in Asia ex Japan and Japan.

↑ Stock selection within the overall global information technology sector.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI World Net Index
5/16	$9,479	$10,000
5/16	$9,498	$9,992
6/16	$9,251	$9,880
7/16	$9,687	$10,297
8/16	$9,611	$10,306
9/16	$9,820	$10,361
10/16	$9,469	$10,160
11/16	$9,602	$10,306
12/16	$9,670	$10,553
1/17	$9,879	$10,808
2/17	$10,127	$11,107
3/17	$10,175	$11,226
4/17	$10,365	$11,392
5/17	$10,651	$11,633
6/17	$10,746	$11,678
7/17	$11,193	$11,957
8/17	$11,307	$11,974
9/17	$11,527	$12,243
10/17	$11,460	$12,474
11/17	$11,804	$12,744
12/17	$11,814	$12,917
1/18	$12,730	$13,599
2/18	$12,262	$13,035
3/18	$11,976	$12,751
4/18	$11,756	$12,898
5/18	$11,919	$12,979
6/18	$11,651	$12,973
7/18	$11,775	$13,378
8/18	$11,642	$13,543
9/18	$11,661	$13,619
10/18	$10,649	$12,619
11/18	$10,916	$12,762
12/18	$10,053	$11,792
1/19	$10,867	$12,709
2/19	$11,279	$13,091
3/19	$11,509	$13,263
4/19	$12,237	$13,733
5/19	$11,308	$12,941
6/19	$11,921	$13,794
7/19	$12,132	$13,862
8/19	$12,055	$13,579
9/19	$12,103	$13,868
10/19	$12,458	$14,220
11/19	$12,899	$14,616
12/19	$13,334	$15,054
1/20	$13,227	$14,963
2/20	$12,387	$13,698
3/20	$10,512	$11,885
4/20	$11,614	$13,184
5/20	$12,223	$13,820
6/20	$12,657	$14,186
7/20	$13,653	$14,865
8/20	$14,657	$15,858
9/20	$14,464	$15,311
10/20	$14,590	$14,841
11/20	$15,913	$16,739
12/20	$16,426	$17,448
1/21	$16,677	$17,275
2/21	$17,267	$17,718
3/21	$17,276	$18,307
4/21	$18,136	$19,159
5/21	$18,175	$19,435
6/21	$18,213	$19,725
7/21	$18,329	$20,078
8/21	$18,571	$20,578
9/21	$17,914	$19,723
10/21	$19,199	$20,841
11/21	$18,928	$20,384
12/21	$19,288	$21,255
1/22	$18,102	$20,130
2/22	$17,158	$19,621
3/22	$17,067	$20,160
4/22	$15,681	$18,485
5/22	$15,621	$18,499
6/22	$14,456	$16,897
7/22	$15,812	$18,238
8/22	$15,119	$17,476
9/22	$13,923	$15,851
10/22	$13,813	$16,989
11/22	$15,571	$18,171
12/22	$14,949	$17,399
1/23	$16,788	$18,630
2/23	$16,255	$18,182
3/23	$15,884	$18,744
4/23	$15,823	$19,073
5/23	$15,472	$18,882
6/23	$16,919	$20,024
7/23	$17,180	$20,697
8/23	$16,456	$20,203
9/23	$15,612	$19,331
10/23	$15,432	$18,770
11/23	$17,089	$20,530
12/23	$17,647	$21,538
1/24	$18,738	$21,796
2/24	$20,728	$22,720
3/24	$21,557	$23,450
4/24	$20,637	$22,579
5/24	$22,052	$23,588
6/24	$22,436	$24,068
7/24	$22,052	$24,492
8/24	$23,284	$25,139
9/24	$23,213	$25,599
10/24	$23,466	$25,092
11/24	$24,587	$26,243
12/24	$23,385	$25,559
1/25	$24,153	$26,461
2/25	$24,547	$26,271
3/25	$22,971	$25,101
4/25	$23,284	$25,324
5/25	$25,022	$26,823
6/25	$26,062	$27,981
7/25	$26,537	$28,341
8/25	$27,264	$29,080
9/25	$28,082	$30,015
10/25	$27,517	$30,616
11/25	$27,072	$30,702
12/25	$27,424	$30,951

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class A	17.27%	10.79%	11.71%
Class A, with 5.25% maximum front end sales charge	11.13%	9.61%	11.08%
MSCI World Net Index	21.09%	12.15%	12.49%

Performance Inception Date	May 27, 2016
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 359,646,678
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 2,127,050
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$359,646,678
# of Portfolio Holdings	21
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$2,127,050

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.0%
Consumer Staples	1.8%
Consumer Discretionary	2.6%
Health Care	4.7%
Materials	5.8%
Real Estate	6.1%
Industrials	7.8%
Communication Services	9.8%
Information Technology	30.2%
Financials	30.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	10.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.8%
Microsoft Corp.	7.7%
Tencent Holdings Ltd.	7.2%
CBRE Group, Inc.	6.1%
Banco Santander SA	5.8%
CRH PLC	5.8%
Mizuho Financial Group, Inc.	5.6%
JPMorgan Chase & Co.	5.3%
Rolls-Royce Holdings PLC	5.3%
Total	67.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169210
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio
Class Name	Class C
Trading Symbol	MLNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$225	2.08%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	2.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Net Index:

↓ Overall stock selection in Europe and North America.

↓ A lack of exposure to high-risk stocks in the U.S.

↑ Overall stock selection in Asia ex Japan and Japan.

↑ Stock selection within the overall global information technology sector.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI World Net Index
5/16	$10,000	$10,000
5/16	$10,020	$9,992
6/16	$9,750	$9,880
7/16	$10,210	$10,297
8/16	$10,120	$10,306
9/16	$10,340	$10,361
10/16	$9,970	$10,160
11/16	$10,100	$10,306
12/16	$10,169	$10,553
1/17	$10,380	$10,808
2/17	$10,630	$11,107
3/17	$10,680	$11,226
4/17	$10,861	$11,392
5/17	$11,161	$11,633
6/17	$11,251	$11,678
7/17	$11,711	$11,957
8/17	$11,822	$11,974
9/17	$12,043	$12,243
10/17	$11,972	$12,474
11/17	$12,324	$12,744
12/17	$12,324	$12,917
1/18	$13,268	$13,599
2/18	$12,776	$13,035
3/18	$12,474	$12,751
4/18	$12,233	$12,898
5/18	$12,394	$12,979
6/18	$12,103	$12,973
7/18	$12,233	$13,378
8/18	$12,083	$13,543
9/18	$12,093	$13,619
10/18	$11,038	$12,619
11/18	$11,309	$12,762
12/18	$10,405	$11,792
1/19	$11,239	$12,709
2/19	$11,661	$13,091
3/19	$11,892	$13,263
4/19	$12,635	$13,733
5/19	$11,671	$12,941
6/19	$12,294	$13,794
7/19	$12,505	$13,862
8/19	$12,424	$13,579
9/19	$12,454	$13,868
10/19	$12,816	$14,220
11/19	$13,258	$14,616
12/19	$13,703	$15,054
1/20	$13,583	$14,963
2/20	$12,718	$13,698
3/20	$10,778	$11,885
4/20	$11,914	$13,184
5/20	$12,527	$13,820
6/20	$12,959	$14,186
7/20	$13,975	$14,865
8/20	$14,980	$15,858
9/20	$14,779	$15,311
10/20	$14,890	$14,841
11/20	$16,237	$16,739
12/20	$16,750	$17,448
1/21	$16,991	$17,275
2/21	$17,585	$17,718
3/21	$17,585	$18,307
4/21	$18,449	$19,159
5/21	$18,479	$19,435
6/21	$18,499	$19,725
7/21	$18,610	$20,078
8/21	$18,841	$20,578
9/21	$18,168	$19,723
10/21	$19,455	$20,841
11/21	$19,173	$20,384
12/21	$19,527	$21,255
1/22	$18,313	$20,130
2/22	$17,339	$19,621
3/22	$17,245	$20,160
4/22	$15,822	$18,485
5/22	$15,759	$18,499
6/22	$14,577	$16,897
7/22	$15,937	$18,238
8/22	$15,226	$17,476
9/22	$14,012	$15,851
10/22	$13,897	$16,989
11/22	$15,655	$18,171
12/22	$15,018	$17,399
1/23	$16,860	$18,630
2/23	$16,316	$18,182
3/23	$15,928	$18,744
4/23	$15,855	$19,073
5/23	$15,489	$18,882
6/23	$16,933	$20,024
7/23	$17,184	$20,697
8/23	$16,452	$20,203
9/23	$15,594	$19,331
10/23	$15,405	$18,770
11/23	$17,048	$20,530
12/23	$17,603	$21,538
1/24	$18,670	$21,796
2/24	$20,638	$22,720
3/24	$21,454	$23,450
4/24	$20,523	$22,579
5/24	$21,918	$23,588
6/24	$22,300	$24,068
7/24	$21,918	$24,492
8/24	$23,143	$25,139
9/24	$23,073	$25,599
10/24	$23,324	$25,092
11/24	$24,438	$26,243
12/24	$23,243	$25,559
1/25	$24,007	$26,461
2/25	$24,398	$26,271
3/25	$22,832	$25,101
4/25	$23,143	$25,324
5/25	$24,870	$26,823
6/25	$25,904	$27,981
7/25	$26,376	$28,341
8/25	$27,099	$29,080
9/25	$27,912	$30,015
10/25	$27,350	$30,616
11/25	$26,908	$30,702
12/25	$27,258	$30,951

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class C, with conversion to Class A after 8 years	16.36%	9.96%	11.01%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	15.36%	9.96%	11.01%
MSCI World Net Index	21.09%	12.15%	12.49%

Performance Inception Date	May 27, 2016
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 359,646,678
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 2,127,050
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$359,646,678
# of Portfolio Holdings	21
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$2,127,050

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.0%
Consumer Staples	1.8%
Consumer Discretionary	2.6%
Health Care	4.7%
Materials	5.8%
Real Estate	6.1%
Industrials	7.8%
Communication Services	9.8%
Information Technology	30.2%
Financials	30.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	10.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.8%
Microsoft Corp.	7.7%
Tencent Holdings Ltd.	7.2%
CBRE Group, Inc.	6.1%
Banco Santander SA	5.8%
CRH PLC	5.8%
Mizuho Financial Group, Inc.	5.6%
JPMorgan Chase & Co.	5.3%
Rolls-Royce Holdings PLC	5.3%
Total	67.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169208
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio
Class Name	Class I
Trading Symbol	MLNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$109	1.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Net Index:

↓ Overall stock selection in Europe and North America.

↓ A lack of exposure to high-risk stocks in the U.S.

↑ Overall stock selection in Asia ex Japan and Japan.

↑ Stock selection within the overall global information technology sector.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI World Net Index
5/16	$1,000,000	$1,000,000
5/16	$1,002,000	$999,199
6/16	$976,000	$988,002
7/16	$1,023,000	$1,029,744
8/16	$1,015,000	$1,030,600
9/16	$1,038,000	$1,036,074
10/16	$1,001,000	$1,016,023
11/16	$1,015,000	$1,030,632
12/16	$1,022,399	$1,055,294
1/17	$1,044,538	$1,080,763
2/17	$1,071,708	$1,110,748
3/17	$1,077,746	$1,122,579
4/17	$1,096,865	$1,139,201
5/17	$1,128,060	$1,163,300
6/17	$1,138,123	$1,167,776
7/17	$1,186,304	$1,195,724
8/17	$1,198,409	$1,197,408
9/17	$1,221,611	$1,224,282
10/17	$1,215,558	$1,247,419
11/17	$1,252,883	$1,274,448
12/17	$1,253,859	$1,291,683
1/18	$1,351,785	$1,359,884
2/18	$1,302,317	$1,303,548
3/18	$1,273,041	$1,275,135
4/18	$1,248,811	$1,289,788
5/18	$1,266,983	$1,297,870
6/18	$1,238,716	$1,297,251
7/18	$1,251,840	$1,337,769
8/18	$1,238,716	$1,354,321
9/18	$1,240,735	$1,361,862
10/18	$1,133,723	$1,261,863
11/18	$1,163,000	$1,276,198
12/18	$1,070,725	$1,179,158
1/19	$1,157,156	$1,270,904
2/19	$1,201,897	$1,309,119
3/19	$1,227,318	$1,326,314
4/19	$1,304,597	$1,373,344
5/19	$1,205,964	$1,294,101
6/19	$1,272,058	$1,379,376
7/19	$1,294,428	$1,386,208
8/19	$1,287,311	$1,357,854
9/19	$1,292,395	$1,386,750
10/19	$1,330,018	$1,422,040
11/19	$1,377,809	$1,461,644
12/19	$1,425,168	$1,505,432
1/20	$1,413,857	$1,496,269
2/20	$1,325,427	$1,369,796
3/20	$1,123,888	$1,188,514
4/20	$1,243,166	$1,318,352
5/20	$1,307,946	$1,382,039
6/20	$1,355,246	$1,418,596
7/20	$1,462,185	$1,486,463
8/20	$1,569,124	$1,585,780
9/20	$1,549,587	$1,531,072
10/20	$1,562,955	$1,484,107
11/20	$1,705,883	$1,673,867
12/20	$1,760,423	$1,744,833
1/21	$1,788,187	$1,727,492
2/21	$1,851,940	$1,771,758
3/21	$1,853,997	$1,830,708
4/21	$1,946,542	$1,915,909
5/21	$1,950,656	$1,943,509
6/21	$1,954,769	$1,972,476
7/21	$1,968,136	$2,007,809
8/21	$1,994,872	$2,057,780
9/21	$1,924,948	$1,972,340
10/21	$2,062,739	$2,084,054
11/21	$2,034,975	$2,038,387
12/21	$2,074,230	$2,125,508
1/22	$1,947,062	$2,013,045
2/22	$1,845,541	$1,962,133
3/22	$1,835,924	$2,015,980
4/22	$1,687,383	$1,848,506
5/22	$1,682,039	$1,849,906
6/22	$1,555,940	$1,689,663
7/22	$1,703,412	$1,823,816
8/22	$1,628,607	$1,747,567
9/22	$1,500,371	$1,585,113
10/22	$1,488,616	$1,698,945
11/22	$1,678,834	$1,817,073
12/22	$1,612,075	$1,739,907
1/23	$1,811,440	$1,863,016
2/23	$1,753,560	$1,818,232
3/23	$1,713,901	$1,874,415
4/23	$1,708,542	$1,907,272
5/23	$1,669,955	$1,888,231
6/23	$1,827,518	$2,002,427
7/23	$1,855,387	$2,069,694
8/23	$1,778,213	$2,020,258
9/23	$1,687,105	$1,933,107
10/23	$1,667,811	$1,877,017
11/23	$1,848,955	$2,052,991
12/23	$1,909,050	$2,153,781
1/24	$2,026,813	$2,179,627
2/24	$2,242,891	$2,272,038
3/24	$2,333,644	$2,345,050
4/24	$2,234,248	$2,257,944
5/24	$2,388,744	$2,358,765
6/24	$2,430,879	$2,406,761
7/24	$2,388,744	$2,449,174
8/24	$2,523,792	$2,513,907
9/24	$2,516,230	$2,559,947
10/24	$2,544,320	$2,509,165
11/24	$2,666,404	$2,624,302
12/24	$2,537,226	$2,555,912
1/25	$2,620,574	$2,646,106
2/25	$2,663,871	$2,627,061
3/25	$2,492,847	$2,510,103
4/25	$2,527,484	$2,532,411
5/25	$2,716,910	$2,682,309
6/25	$2,830,566	$2,798,058
7/25	$2,883,605	$2,834,077
8/25	$2,963,705	$2,908,005
9/25	$3,053,548	$3,001,485
10/25	$2,991,849	$3,061,591
11/25	$2,944,222	$3,070,239
12/25	$2,983,547	$3,095,057

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class I	17.59%	11.13%	12.06%
MSCI World Net Index	21.09%	12.15%	12.49%

Performance Inception Date	May 27, 2016
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 359,646,678
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 2,127,050
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$359,646,678
# of Portfolio Holdings	21
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$2,127,050

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.0%
Consumer Staples	1.8%
Consumer Discretionary	2.6%
Health Care	4.7%
Materials	5.8%
Real Estate	6.1%
Industrials	7.8%
Communication Services	9.8%
Information Technology	30.2%
Financials	30.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	10.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.8%
Microsoft Corp.	7.7%
Tencent Holdings Ltd.	7.2%
CBRE Group, Inc.	6.1%
Banco Santander SA	5.8%
CRH PLC	5.8%
Mizuho Financial Group, Inc.	5.6%
JPMorgan Chase & Co.	5.3%
Rolls-Royce Holdings PLC	5.3%
Total	67.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169211
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio
Class Name	Class R6
Trading Symbol	MLNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$103	0.95%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Net Index:

↓ Overall stock selection in Europe and North America.

↓ A lack of exposure to high-risk stocks in the U.S.

↑ Overall stock selection in Asia ex Japan and Japan.

↑ Stock selection within the overall global information technology sector.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	MSCI World Net Index
5/16	$5,000,000	$5,000,000
5/16	$5,010,000	$4,995,993
6/16	$4,880,000	$4,940,011
7/16	$5,115,000	$5,148,719
8/16	$5,075,000	$5,152,998
9/16	$5,190,000	$5,180,370
10/16	$5,005,000	$5,080,115
11/16	$5,075,000	$5,153,162
12/16	$5,112,674	$5,276,469
1/17	$5,223,382	$5,403,817
2/17	$5,359,250	$5,553,738
3/17	$5,389,443	$5,612,896
4/17	$5,490,086	$5,696,005
5/17	$5,646,083	$5,816,501
6/17	$5,696,405	$5,838,880
7/17	$5,932,309	$5,978,619
8/17	$5,992,843	$5,987,038
9/17	$6,113,911	$6,121,412
10/17	$6,083,644	$6,237,097
11/17	$6,265,245	$6,372,240
12/17	$6,271,615	$6,458,415
1/18	$6,761,427	$6,799,421
2/18	$6,519,045	$6,517,738
3/18	$6,367,557	$6,375,674
4/18	$6,251,416	$6,448,938
5/18	$6,337,259	$6,489,350
6/18	$6,195,870	$6,486,254
7/18	$6,266,565	$6,688,843
8/18	$6,200,920	$6,771,603
9/18	$6,211,019	$6,809,308
10/18	$5,675,761	$6,309,315
11/18	$5,817,150	$6,380,989
12/18	$5,359,273	$5,895,791
1/19	$5,791,883	$6,354,518
2/19	$6,015,822	$6,545,597
3/19	$6,143,061	$6,631,570
4/19	$6,529,865	$6,866,721
5/19	$6,041,270	$6,470,505
6/19	$6,367,000	$6,896,878
7/19	$6,484,059	$6,931,041
8/19	$6,443,343	$6,789,270
9/19	$6,468,791	$6,933,752
10/19	$6,662,193	$7,110,199
11/19	$6,901,400	$7,308,219
12/19	$7,136,505	$7,527,160
1/20	$7,079,866	$7,481,345
2/20	$6,637,053	$6,848,982
3/20	$5,627,850	$5,942,569
4/20	$6,225,133	$6,591,761
5/20	$6,554,669	$6,910,197
6/20	$6,786,374	$7,092,979
7/20	$7,327,018	$7,432,316
8/20	$7,862,513	$7,928,902
9/20	$7,764,682	$7,655,362
10/20	$7,831,619	$7,420,533
11/20	$8,547,329	$8,369,334
12/20	$8,825,587	$8,724,166
1/21	$8,964,613	$8,637,460
2/21	$9,283,859	$8,858,789
3/21	$9,294,157	$9,153,540
4/21	$9,757,577	$9,579,546
5/21	$9,778,174	$9,717,544
6/21	$9,803,919	$9,862,382
7/21	$9,870,858	$10,039,046
8/21	$9,999,586	$10,288,901
9/21	$9,649,446	$9,861,700
10/21	$10,344,577	$10,420,272
11/21	$10,200,401	$10,191,933
12/21	$10,402,101	$10,627,538
1/22	$9,765,347	$10,065,225
2/22	$9,251,663	$9,810,664
3/22	$9,208,856	$10,079,901
4/22	$8,459,734	$9,242,530
5/22	$8,432,979	$9,249,530
6/22	$7,806,927	$8,448,317
7/22	$8,545,348	$9,119,082
8/22	$8,165,435	$8,737,834
9/22	$7,528,681	$7,925,565
10/22	$7,469,822	$8,494,724
11/22	$8,422,277	$9,085,365
12/22	$8,087,140	$8,699,534
1/23	$9,085,950	$9,315,079
2/23	$8,801,343	$9,091,159
3/23	$8,602,655	$9,372,073
4/23	$8,570,435	$9,536,361
5/23	$8,377,117	$9,441,156
6/23	$9,166,500	$10,012,136
7/23	$9,311,488	$10,348,471
8/23	$8,924,852	$10,101,290
9/23	$8,468,406	$9,665,537
10/23	$8,371,747	$9,385,083
11/23	$9,279,268	$10,264,954
12/23	$9,584,242	$10,768,905
1/24	$10,174,458	$10,898,137
2/24	$11,257,423	$11,360,192
3/24	$11,712,269	$11,725,250
4/24	$11,214,105	$11,289,719
5/24	$11,993,840	$11,793,827
6/24	$12,205,018	$12,033,807
7/24	$11,993,840	$12,245,872
8/24	$12,670,693	$12,569,536
9/24	$12,638,204	$12,799,734
10/24	$12,773,575	$12,545,827
11/24	$13,385,450	$13,121,512
12/24	$12,737,544	$12,779,558
1/25	$13,155,435	$13,230,530
2/25	$13,377,949	$13,135,307
3/25	$12,520,457	$12,550,516
4/25	$12,694,126	$12,662,053
5/25	$13,643,879	$13,411,544
6/25	$14,219,158	$13,990,292
7/25	$14,479,662	$14,170,385
8/25	$14,886,699	$14,540,025
9/25	$15,337,153	$15,007,427
10/25	$15,027,805	$15,307,956
11/25	$14,789,010	$15,351,197
12/25	$14,987,522	$15,475,287

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class R6	17.66%	11.17%	12.12%
MSCI World Net Index	21.09%	12.15%	12.49%

Performance Inception Date	May 27, 2016
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 359,646,678
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 2,127,050
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$359,646,678
# of Portfolio Holdings	21
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$2,127,050

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.0%
Consumer Staples	1.8%
Consumer Discretionary	2.6%
Health Care	4.7%
Materials	5.8%
Real Estate	6.1%
Industrials	7.8%
Communication Services	9.8%
Information Technology	30.2%
Financials	30.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	10.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.8%
Microsoft Corp.	7.7%
Tencent Holdings Ltd.	7.2%
CBRE Group, Inc.	6.1%
Banco Santander SA	5.8%
CRH PLC	5.8%
Mizuho Financial Group, Inc.	5.6%
JPMorgan Chase & Co.	5.3%
Rolls-Royce Holdings PLC	5.3%
Total	67.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169213
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio
Class Name	Class A
Trading Symbol	MLMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$146	1.34%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Net Index:

↓ Poor stock selection overall in Europe and North America

↓ Poor stock selection within the financial sector in the U.S.

↓ Underweighted allocation to higher-risk stocks in the U.S.

↑ Excellent stock selection in Asia Pacific ex Japan and Japan

↑ Excellent allocation to and stock selection within Europe and Japan

↑ Overweighted allocation to higher-risk stocks in Europe

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI World Net Index
5/16	$9,479	$10,000
5/16	$9,469	$9,992
6/16	$9,213	$9,880
7/16	$9,640	$10,297
8/16	$9,602	$10,306
9/16	$9,716	$10,361
10/16	$9,384	$10,160
11/16	$9,488	$10,306
12/16	$9,558	$10,553
1/17	$9,758	$10,808
2/17	$10,082	$11,107
3/17	$10,111	$11,226
4/17	$10,273	$11,392
5/17	$10,540	$11,633
6/17	$10,578	$11,678
7/17	$10,895	$11,957
8/17	$10,933	$11,974
9/17	$11,047	$12,243
10/17	$11,334	$12,474
11/17	$11,677	$12,744
12/17	$11,643	$12,917
1/18	$12,408	$13,599
2/18	$11,920	$13,035
3/18	$11,519	$12,751
4/18	$11,280	$12,898
5/18	$11,385	$12,979
6/18	$11,232	$12,973
7/18	$11,490	$13,378
8/18	$11,547	$13,543
9/18	$11,557	$13,619
10/18	$10,534	$12,619
11/18	$10,649	$12,762
12/18	$9,732	$11,792
1/19	$10,556	$12,709
2/19	$10,854	$13,091
3/19	$11,017	$13,263
4/19	$11,707	$13,733
5/19	$10,863	$12,941
6/19	$11,486	$13,794
7/19	$11,592	$13,862
8/19	$11,410	$13,579
9/19	$11,554	$13,868
10/19	$11,880	$14,220
11/19	$12,311	$14,616
12/19	$12,686	$15,054
1/20	$12,706	$14,963
2/20	$11,656	$13,698
3/20	$9,835	$11,885
4/20	$10,846	$13,184
5/20	$11,521	$13,820
6/20	$12,012	$14,186
7/20	$12,956	$14,865
8/20	$13,967	$15,858
9/20	$13,611	$15,311
10/20	$13,515	$14,841
11/20	$14,728	$16,739
12/20	$15,335	$17,448
1/21	$15,432	$17,275
2/21	$15,923	$17,718
3/21	$15,933	$18,307
4/21	$16,780	$19,159
5/21	$16,896	$19,435
6/21	$17,031	$19,725
7/21	$17,146	$20,078
8/21	$17,377	$20,578
9/21	$16,722	$19,723
10/21	$17,936	$20,841
11/21	$17,541	$20,384
12/21	$17,963	$21,255
1/22	$17,058	$20,130
2/22	$16,283	$19,621
3/22	$16,313	$20,160
4/22	$15,216	$18,485
5/22	$15,085	$18,499
6/22	$13,797	$16,897
7/22	$15,125	$18,238
8/22	$14,471	$17,476
9/22	$13,203	$15,851
10/22	$13,747	$16,989
11/22	$15,065	$18,171
12/22	$14,435	$17,399
1/23	$15,815	$18,630
2/23	$15,342	$18,182
3/23	$15,352	$18,744
4/23	$15,493	$19,073
5/23	$14,979	$18,882
6/23	$16,289	$20,024
7/23	$16,631	$20,697
8/23	$16,037	$20,203
9/23	$15,160	$19,331
10/23	$14,828	$18,770
11/23	$16,379	$20,530
12/23	$16,978	$21,538
1/24	$17,423	$21,796
2/24	$18,810	$22,720
3/24	$19,457	$23,450
4/24	$18,557	$22,579
5/24	$19,457	$23,588
6/24	$19,852	$24,068
7/24	$19,923	$24,492
8/24	$20,631	$25,139
9/24	$20,752	$25,599
10/24	$20,783	$25,092
11/24	$21,794	$26,243
12/24	$20,975	$25,559
1/25	$21,683	$26,461
2/25	$21,673	$26,271
3/25	$20,337	$25,101
4/25	$20,327	$25,324
5/25	$21,663	$26,823
6/25	$22,503	$27,981
7/25	$22,827	$28,341
8/25	$23,737	$29,080
9/25	$24,708	$30,015
10/25	$24,577	$30,616
11/25	$24,415	$30,702
12/25	$24,668	$30,951

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class A	17.61%	9.97%	10.48%
Class A, with 5.25% maximum front end sales charge	11.42%	8.80%	9.86%
MSCI World Net Index	21.09%	12.15%	12.49%

Performance Inception Date	May 27, 2016
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 54,736,439
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 84,126
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$54,736,439
# of Portfolio Holdings	41
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$84,126

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	0.2%
Short-Term Investments	0.7%
Energy	1.8%
Real Estate	3.2%
Materials	6.4%
Industrials	7.1%
Communication Services	13.3%
Consumer Discretionary	15.0%
Information Technology	24.1%
Financials	28.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	7.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7%
Alphabet, Inc.	5.6%
CRH PLC	5.5%
Apple, Inc.	5.1%
JPMorgan Chase & Co.	5.0%
Microsoft Corp.	4.8%
Banco Santander SA	4.8%
Tencent Holdings Ltd.	4.4%
Amazon.com, Inc.	4.2%
Total	52.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169214
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio
Class Name	Class C
Trading Symbol	MLMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$227	2.10%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Net Index:

↓ Poor stock selection overall in Europe and North America

↓ Poor stock selection within the financial sector in the U.S.

↓ Underweighted allocation to higher-risk stocks in the U.S.

↑ Excellent stock selection in Asia Pacific ex Japan and Japan

↑ Excellent allocation to and stock selection within Europe and Japan

↑ Overweighted allocation to higher-risk stocks in Europe

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI World Net Index
5/16	$10,000	$10,000
5/16	$9,990	$9,992
6/16	$9,720	$9,880
7/16	$10,160	$10,297
8/16	$10,110	$10,306
9/16	$10,230	$10,361
10/16	$9,870	$10,160
11/16	$9,980	$10,306
12/16	$10,041	$10,553
1/17	$10,251	$10,808
2/17	$10,583	$11,107
3/17	$10,603	$11,226
4/17	$10,764	$11,392
5/17	$11,045	$11,633
6/17	$11,065	$11,678
7/17	$11,398	$11,957
8/17	$11,428	$11,974
9/17	$11,548	$12,243
10/17	$11,830	$12,474
11/17	$12,181	$12,744
12/17	$12,141	$12,917
1/18	$12,925	$13,599
2/18	$12,413	$13,035
3/18	$11,990	$12,751
4/18	$11,739	$12,898
5/18	$11,830	$12,979
6/18	$11,669	$12,973
7/18	$11,920	$13,378
8/18	$11,980	$13,543
9/18	$11,980	$13,619
10/18	$10,915	$12,619
11/18	$11,026	$12,762
12/18	$10,071	$11,792
1/19	$10,915	$12,709
2/19	$11,217	$13,091
3/19	$11,377	$13,263
4/19	$12,081	$13,733
5/19	$11,207	$12,941
6/19	$11,840	$13,794
7/19	$11,950	$13,862
8/19	$11,749	$13,579
9/19	$11,890	$13,868
10/19	$12,222	$14,220
11/19	$12,644	$14,616
12/19	$13,036	$15,054
1/20	$13,046	$14,963
2/20	$11,960	$13,698
3/20	$10,081	$11,885
4/20	$11,106	$13,184
5/20	$11,789	$13,820
6/20	$12,292	$14,186
7/20	$13,247	$14,865
8/20	$14,272	$15,858
9/20	$13,900	$15,311
10/20	$13,800	$14,841
11/20	$15,026	$16,739
12/20	$15,629	$17,448
1/21	$15,729	$17,275
2/21	$16,212	$17,718
3/21	$16,212	$18,307
4/21	$17,066	$19,159
5/21	$17,177	$19,435
6/21	$17,297	$19,725
7/21	$17,398	$20,078
8/21	$17,619	$20,578
9/21	$16,956	$19,723
10/21	$18,172	$20,841
11/21	$17,760	$20,384
12/21	$18,180	$21,255
1/22	$17,244	$20,130
2/22	$16,456	$19,621
3/22	$16,477	$20,160
4/22	$15,352	$18,485
5/22	$15,215	$18,499
6/22	$13,900	$16,897
7/22	$15,236	$18,238
8/22	$14,573	$17,476
9/22	$13,280	$15,851
10/22	$13,816	$16,989
11/22	$15,141	$18,171
12/22	$14,500	$17,399
1/23	$15,867	$18,630
2/23	$15,394	$18,182
3/23	$15,383	$18,744
4/23	$15,509	$19,073
5/23	$14,994	$18,882
6/23	$16,298	$20,024
7/23	$16,634	$20,697
8/23	$16,014	$20,203
9/23	$15,131	$19,331
10/23	$14,805	$18,770
11/23	$16,329	$20,530
12/23	$16,918	$21,538
1/24	$17,349	$21,796
2/24	$18,727	$22,720
3/24	$19,347	$23,450
4/24	$18,443	$22,579
5/24	$19,332	$23,588
6/24	$19,724	$24,068
7/24	$19,795	$24,492
8/24	$20,498	$25,139
9/24	$20,619	$25,599
10/24	$20,649	$25,092
11/24	$21,654	$26,243
12/24	$20,840	$25,559
1/25	$21,544	$26,461
2/25	$21,534	$26,271
3/25	$20,207	$25,101
4/25	$20,197	$25,324
5/25	$21,524	$26,823
6/25	$22,358	$27,981
7/25	$22,680	$28,341
8/25	$23,585	$29,080
9/25	$24,550	$30,015
10/25	$24,419	$30,616
11/25	$24,258	$30,702
12/25	$24,509	$30,951

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class C, with conversion to Class A after 8 years	16.62%	9.13%	9.79%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	15.62%	9.13%	9.79%
MSCI World Net Index	21.09%	12.15%	12.49%

Performance Inception Date	May 27, 2016
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 54,736,439
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 84,126
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$54,736,439
# of Portfolio Holdings	41
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$84,126

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	0.2%
Short-Term Investments	0.7%
Energy	1.8%
Real Estate	3.2%
Materials	6.4%
Industrials	7.1%
Communication Services	13.3%
Consumer Discretionary	15.0%
Information Technology	24.1%
Financials	28.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	7.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7%
Alphabet, Inc.	5.6%
CRH PLC	5.5%
Apple, Inc.	5.1%
JPMorgan Chase & Co.	5.0%
Microsoft Corp.	4.8%
Banco Santander SA	4.8%
Tencent Holdings Ltd.	4.4%
Amazon.com, Inc.	4.2%
Total	52.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169212
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio
Class Name	Class I
Trading Symbol	MLMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$109	1.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Net Index:

↓ Poor stock selection overall in Europe and North America

↓ Poor stock selection within the financial sector in the U.S.

↓ Underweighted allocation to higher-risk stocks in the U.S.

↑ Excellent stock selection in Asia Pacific ex Japan and Japan

↑ Excellent allocation to and stock selection within Europe and Japan

↑ Overweighted allocation to higher-risk stocks in Europe

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI World Net Index
5/16	$1,000,000	$1,000,000
5/16	$1,000,000	$999,199
6/16	$973,000	$988,002
7/16	$1,018,000	$1,029,744
8/16	$1,014,000	$1,030,600
9/16	$1,027,000	$1,036,074
10/16	$992,000	$1,016,023
11/16	$1,003,000	$1,030,632
12/16	$1,010,838	$1,055,294
1/17	$1,033,010	$1,080,763
2/17	$1,067,275	$1,110,748
3/17	$1,070,299	$1,122,579
4/17	$1,088,439	$1,139,201
5/17	$1,116,658	$1,163,300
6/17	$1,120,689	$1,167,776
7/17	$1,155,096	$1,195,724
8/17	$1,159,132	$1,197,408
9/17	$1,172,246	$1,224,282
10/17	$1,202,511	$1,247,419
11/17	$1,238,828	$1,274,448
12/17	$1,235,936	$1,291,683
1/18	$1,316,981	$1,359,884
2/18	$1,266,328	$1,303,548
3/18	$1,224,792	$1,275,135
4/18	$1,199,466	$1,289,788
5/18	$1,210,609	$1,297,870
6/18	$1,194,400	$1,297,251
7/18	$1,221,753	$1,337,769
8/18	$1,228,844	$1,354,321
9/18	$1,229,858	$1,361,862
10/18	$1,121,460	$1,261,863
11/18	$1,134,630	$1,276,198
12/18	$1,036,291	$1,179,158
1/19	$1,125,116	$1,270,904
2/19	$1,156,766	$1,309,119
3/19	$1,174,122	$1,326,314
4/19	$1,248,654	$1,373,344
5/19	$1,158,808	$1,294,101
6/19	$1,226,192	$1,379,376
7/19	$1,237,423	$1,386,208
8/19	$1,219,045	$1,357,854
9/19	$1,234,360	$1,386,750
10/19	$1,269,073	$1,422,040
11/19	$1,316,038	$1,461,644
12/19	$1,357,113	$1,505,432
1/20	$1,359,170	$1,496,269
2/20	$1,247,021	$1,369,796
3/20	$1,052,560	$1,188,514
4/20	$1,160,594	$1,318,352
5/20	$1,233,645	$1,382,039
6/20	$1,287,148	$1,418,596
7/20	$1,387,979	$1,486,463
8/20	$1,497,042	$1,585,780
9/20	$1,458,973	$1,531,072
10/20	$1,449,713	$1,484,107
11/20	$1,580,383	$1,673,867
12/20	$1,645,203	$1,744,833
1/21	$1,656,521	$1,727,492
2/21	$1,710,024	$1,771,758
3/21	$1,711,052	$1,830,708
4/21	$1,802,624	$1,915,909
5/21	$1,816,000	$1,943,509
6/21	$1,831,433	$1,972,476
7/21	$1,843,780	$2,007,809
8/21	$1,869,502	$2,057,780
9/21	$1,799,537	$1,972,340
10/21	$1,931,236	$2,084,054
11/21	$1,889,051	$2,038,387
12/21	$1,935,201	$2,125,508
1/22	$1,837,420	$2,013,045
2/22	$1,754,682	$1,962,133
3/22	$1,758,981	$2,015,980
4/22	$1,640,784	$1,848,506
5/22	$1,626,815	$1,849,906
6/22	$1,488,203	$1,689,663
7/22	$1,632,188	$1,823,816
8/22	$1,562,344	$1,747,567
9/22	$1,425,881	$1,585,113
10/22	$1,484,979	$1,698,945
11/22	$1,627,890	$1,817,073
12/22	$1,560,364	$1,739,907
1/23	$1,710,254	$1,863,016
2/23	$1,659,572	$1,818,232
3/23	$1,660,650	$1,874,415
4/23	$1,675,747	$1,907,272
5/23	$1,621,830	$1,888,231
6/23	$1,764,171	$2,002,427
7/23	$1,801,913	$2,069,694
8/23	$1,737,213	$2,020,258
9/23	$1,642,318	$1,933,107
10/23	$1,607,811	$1,877,017
11/23	$1,776,033	$2,052,991
12/23	$1,840,657	$2,153,781
1/24	$1,889,524	$2,179,627
2/24	$2,041,554	$2,272,038
3/24	$2,111,054	$2,345,050
4/24	$2,014,406	$2,257,944
5/24	$2,113,226	$2,358,765
6/24	$2,155,577	$2,406,761
7/24	$2,164,265	$2,449,174
8/24	$2,242,452	$2,513,907
9/24	$2,255,483	$2,559,947
10/24	$2,259,827	$2,509,165
11/24	$2,369,506	$2,624,302
12/24	$2,282,092	$2,555,912
1/25	$2,359,322	$2,646,106
2/25	$2,358,234	$2,627,061
3/25	$2,213,564	$2,510,103
4/25	$2,213,564	$2,532,411
5/25	$2,359,322	$2,682,309
6/25	$2,450,693	$2,798,058
7/25	$2,487,676	$2,834,077
8/25	$2,587,749	$2,908,005
9/25	$2,694,348	$3,001,485
10/25	$2,681,295	$3,061,591
11/25	$2,662,803	$3,070,239
12/25	$2,691,843	$3,095,057

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class I	17.96%	10.35%	10.87%
MSCI World Net Index	21.09%	12.15%	12.49%

Performance Inception Date	May 27, 2016
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 54,736,439
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 84,126
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$54,736,439
# of Portfolio Holdings	41
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$84,126

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	0.2%
Short-Term Investments	0.7%
Energy	1.8%
Real Estate	3.2%
Materials	6.4%
Industrials	7.1%
Communication Services	13.3%
Consumer Discretionary	15.0%
Information Technology	24.1%
Financials	28.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	7.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7%
Alphabet, Inc.	5.6%
CRH PLC	5.5%
Apple, Inc.	5.1%
JPMorgan Chase & Co.	5.0%
Microsoft Corp.	4.8%
Banco Santander SA	4.8%
Tencent Holdings Ltd.	4.4%
Amazon.com, Inc.	4.2%
Total	52.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169215
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio
Class Name	Class R6
Trading Symbol	MLMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Net Index:

↓ Poor stock selection overall in Europe and North America

↓ Poor stock selection within the financial sector in the U.S.

↓ Underweighted allocation to higher-risk stocks in the U.S.

↑ Excellent stock selection in Asia Pacific ex Japan and Japan

↑ Excellent allocation to and stock selection within Europe and Japan

↑ Overweighted allocation to higher-risk stocks in Europe

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	MSCI World Net Index
5/16	$5,000,000	$5,000,000
5/16	$5,000,000	$4,995,993
6/16	$4,865,000	$4,940,011
7/16	$5,090,000	$5,148,719
8/16	$5,070,000	$5,152,998
9/16	$5,135,000	$5,180,370
10/16	$4,960,000	$5,080,115
11/16	$5,020,000	$5,153,162
12/16	$5,054,958	$5,276,469
1/17	$5,165,834	$5,403,817
2/17	$5,337,189	$5,553,738
3/17	$5,352,308	$5,612,896
4/17	$5,443,026	$5,696,005
5/17	$5,584,141	$5,816,501
6/17	$5,604,300	$5,838,880
7/17	$5,776,361	$5,978,619
8/17	$5,796,541	$5,987,038
9/17	$5,862,124	$6,121,412
10/17	$6,013,470	$6,237,097
11/17	$6,200,129	$6,372,240
12/17	$6,181,943	$6,458,415
1/18	$6,587,316	$6,799,421
2/18	$6,333,958	$6,517,738
3/18	$6,126,204	$6,375,674
4/18	$5,999,525	$6,448,938
5/18	$6,055,264	$6,489,350
6/18	$5,979,256	$6,486,254
7/18	$6,116,070	$6,688,843
8/18	$6,146,473	$6,771,603
9/18	$6,151,540	$6,809,308
10/18	$5,614,420	$6,309,315
11/18	$5,675,226	$6,380,989
12/18	$5,186,888	$5,895,791
1/19	$5,631,478	$6,354,518
2/19	$5,789,895	$6,545,597
3/19	$5,876,769	$6,631,570
4/19	$6,249,817	$6,866,721
5/19	$5,800,116	$6,470,505
6/19	$6,137,391	$6,896,878
7/19	$6,193,604	$6,931,041
8/19	$6,101,620	$6,789,270
9/19	$6,178,273	$6,933,752
10/19	$6,357,131	$7,110,199
11/19	$6,587,092	$7,308,219
12/19	$6,789,551	$7,527,160
1/20	$6,805,005	$7,481,345
2/20	$6,243,502	$6,848,982
3/20	$5,269,887	$5,942,569
4/20	$5,810,784	$6,591,761
5/20	$6,176,534	$6,910,197
6/20	$6,444,407	$7,092,979
7/20	$6,949,245	$7,432,316
8/20	$7,495,293	$7,928,902
9/20	$7,304,692	$7,655,362
10/20	$7,258,329	$7,420,533
11/20	$7,912,557	$8,369,334
12/20	$8,242,247	$8,724,166
1/21	$8,298,913	$8,637,460
2/21	$8,561,634	$8,858,789
3/21	$8,571,937	$9,153,540
4/21	$9,030,412	$9,579,546
5/21	$9,097,380	$9,717,544
6/21	$9,169,500	$9,862,382
7/21	$9,236,468	$10,039,046
8/21	$9,360,102	$10,288,901
9/21	$9,014,958	$9,861,700
10/21	$9,669,186	$10,420,272
11/21	$9,463,130	$10,191,933
12/21	$9,688,802	$10,627,538
1/22	$9,204,630	$10,065,225
2/22	$8,790,395	$9,810,664
3/22	$8,811,914	$10,079,901
4/22	$8,220,149	$9,242,530
5/22	$8,155,593	$9,249,530
6/22	$7,456,235	$8,448,317
7/22	$8,182,492	$9,119,082
8/22	$7,832,812	$8,737,834
9/22	$7,144,213	$7,925,565
10/22	$7,440,096	$8,494,724
11/22	$8,160,973	$9,085,365
12/22	$7,821,114	$8,699,534
1/23	$8,566,496	$9,315,079
2/23	$8,318,036	$9,091,159
3/23	$8,323,437	$9,372,073
4/23	$8,399,055	$9,536,361
5/23	$8,128,989	$9,441,156
6/23	$8,841,964	$10,012,136
7/23	$9,031,010	$10,348,471
8/23	$8,706,931	$10,101,290
9/23	$8,231,614	$9,665,537
10/23	$8,058,772	$9,385,083
11/23	$8,906,780	$10,264,954
12/23	$9,229,273	$10,768,905
1/24	$9,474,154	$10,898,137
2/24	$10,236,004	$11,360,192
3/24	$10,589,720	$11,725,250
4/24	$10,099,959	$11,289,719
5/24	$10,595,162	$11,793,827
6/24	$10,812,834	$12,033,807
7/24	$10,856,368	$12,245,872
8/24	$11,242,735	$12,569,536
9/24	$11,308,036	$12,799,734
10/24	$11,335,245	$12,545,827
11/24	$11,884,866	$13,121,512
12/24	$11,446,205	$12,779,558
1/25	$11,833,380	$13,230,530
2/25	$11,827,927	$13,135,307
3/25	$11,108,109	$12,550,516
4/25	$11,108,109	$12,662,053
5/25	$11,838,834	$13,411,544
6/25	$12,296,900	$13,990,292
7/25	$12,482,308	$14,170,385
8/25	$12,983,999	$14,540,025
9/25	$13,523,863	$15,007,427
10/25	$13,452,972	$15,307,956
11/25	$13,365,721	$15,351,197
12/25	$13,511,021	$15,475,287

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class R6	18.04%	10.39%	10.91%
MSCI World Net Index	21.09%	12.15%	12.49%

Performance Inception Date	May 27, 2016
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 54,736,439
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 84,126
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$54,736,439
# of Portfolio Holdings	41
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$84,126

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	0.2%
Short-Term Investments	0.7%
Energy	1.8%
Real Estate	3.2%
Materials	6.4%
Industrials	7.1%
Communication Services	13.3%
Consumer Discretionary	15.0%
Information Technology	24.1%
Financials	28.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	7.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7%
Alphabet, Inc.	5.6%
CRH PLC	5.5%
Apple, Inc.	5.1%
JPMorgan Chase & Co.	5.0%
Microsoft Corp.	4.8%
Banco Santander SA	4.8%
Tencent Holdings Ltd.	4.4%
Amazon.com, Inc.	4.2%
Total	52.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000204518
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio
Class Name	Class A
Trading Symbol	MSJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$151	1.35%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↑ Stock selection in health care, where a biopharmaceutical company focused on innovative therapies for sleep disorders and other central nervous system conditions was the sector’s largest contributor

↑ Stock selection in industrials, with the largest contribution from an aerospace and defense company

↑ Average underweight in consumer staples

↓ Stock selection and average overweight in consumer discretionary, which declined mainly due to a designer, manufacturer and distributor of flooring products

↓ Stock selection and average underweight in financials

↓ Stock selection and average underweight in materials

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI All Country World Net Index
12/18	$9,479	$10,000
1/19	$10,133	$10,790
2/19	$10,711	$11,078
3/19	$11,251	$11,218
4/19	$12,142	$11,596
5/19	$10,891	$10,908
6/19	$11,564	$11,623
7/19	$11,355	$11,657
8/19	$11,479	$11,380
9/19	$11,062	$11,620
10/19	$11,100	$11,938
11/19	$12,360	$12,229
12/19	$12,313	$12,660
1/20	$13,109	$12,520
2/20	$12,209	$11,509
3/20	$8,976	$9,955
4/20	$11,033	$11,021
5/20	$13,602	$11,501
6/20	$15,725	$11,868
7/20	$17,024	$12,496
8/20	$19,318	$13,261
9/20	$19,100	$12,833
10/20	$18,531	$12,521
11/20	$23,592	$14,065
12/20	$25,746	$14,718
1/21	$33,529	$14,651
2/21	$34,321	$14,990
3/21	$31,476	$15,390
4/21	$33,285	$16,063
5/21	$31,955	$16,313
6/21	$35,485	$16,528
7/21	$33,431	$16,642
8/21	$32,669	$17,059
9/21	$31,349	$16,354
10/21	$34,028	$17,189
11/21	$30,146	$16,775
12/21	$28,114	$17,446
1/22	$22,983	$16,589
2/22	$20,392	$16,161
3/22	$19,173	$16,511
4/22	$15,219	$15,189
5/22	$13,007	$15,207
6/22	$11,379	$13,925
7/22	$12,382	$14,897
8/22	$11,891	$14,349
9/22	$10,795	$12,975
10/22	$10,877	$13,758
11/22	$10,088	$14,825
12/22	$9,453	$14,242
1/23	$11,440	$15,263
2/23	$11,788	$14,825
3/23	$12,372	$15,283
4/23	$11,901	$15,502
5/23	$13,263	$15,336
6/23	$15,240	$16,227
7/23	$17,237	$16,821
8/23	$16,407	$16,351
9/23	$15,137	$15,674
10/23	$13,427	$15,203
11/23	$14,093	$16,606
12/23	$16,262	$17,404
1/24	$15,378	$17,506
2/24	$16,356	$18,257
3/24	$17,126	$18,831
4/24	$15,909	$18,209
5/24	$15,888	$18,949
6/24	$15,378	$19,371
7/24	$16,523	$19,683
8/24	$16,387	$20,183
9/24	$17,428	$20,652
10/24	$16,887	$20,188
11/24	$17,761	$20,944
12/24	$17,168	$20,448
1/25	$18,812	$21,134
2/25	$18,343	$21,007
3/25	$16,668	$20,177
4/25	$17,157	$20,365
5/25	$17,480	$21,536
6/25	$18,874	$22,503
7/25	$19,155	$22,808
8/25	$20,133	$23,371
9/25	$20,549	$24,218
10/25	$20,903	$24,760
11/25	$20,996	$24,757
12/25	$21,335	$25,015

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 12/31/18 (Inception)
Class A	24.27%	(3.69)%	12.29%
Class A, with 5.25% maximum front end sales charge	17.78%	(4.72)%	11.43%
MSCI All Country World Net Index	22.34%	11.19%	14.00%

Performance Inception Date	Dec. 31, 2018
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 26,085,582
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	176.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$26,085,582
# of Portfolio Holdings	24
Portfolio Turnover Rate	176%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.2%
Communication Services	1.3%
Energy	3.9%
Financials	4.2%
Information Technology	5.4%
Industrials	7.2%
Short-Term Investments	10.8%
Consumer Discretionary	16.3%
Health Care	49.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Victoria PLC	7.5%
Roivant Sciences Ltd.	7.2%
QXO, Inc.	5.8%
Teva Pharmaceutical Industries Ltd.	5.8%
Abivax SA	5.6%
Teleflex, Inc.	5.5%
Immunovant, Inc.	5.2%
Arbutus Biopharma Corp.	5.0%
Belite Bio, Inc.	4.3%
Floor & Decor Holdings, Inc.	4.3%
Total	56.2%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000204519
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio
Class Name	Class C
Trading Symbol	MSJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$234	2.10%

Expenses Paid, Amount	$ 234
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↑ Stock selection in health care, where a biopharmaceutical company focused on innovative therapies for sleep disorders and other central nervous system conditions was the sector’s largest contributor

↑ Stock selection in industrials, with the largest contribution from an aerospace and defense company

↑ Average underweight in consumer staples

↓ Stock selection and average overweight in consumer discretionary, which declined mainly due to a designer, manufacturer and distributor of flooring products

↓ Stock selection and average underweight in financials

↓ Stock selection and average underweight in materials

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI All Country World Net Index
12/18	$10,000	$10,000
1/19	$10,690	$10,790
2/19	$11,290	$11,078
3/19	$11,840	$11,218
4/19	$12,770	$11,596
5/19	$11,450	$10,908
6/19	$12,150	$11,623
7/19	$11,920	$11,657
8/19	$12,050	$11,380
9/19	$11,600	$11,620
10/19	$11,640	$11,938
11/19	$12,950	$12,229
12/19	$12,890	$12,660
1/20	$13,720	$12,520
2/20	$12,770	$11,509
3/20	$9,380	$9,955
4/20	$11,520	$11,021
5/20	$14,200	$11,501
6/20	$16,400	$11,868
7/20	$17,740	$12,496
8/20	$20,130	$13,261
9/20	$19,890	$12,833
10/20	$19,290	$12,521
11/20	$24,540	$14,065
12/20	$26,758	$14,718
1/21	$34,828	$14,651
2/21	$35,633	$14,990
3/21	$32,651	$15,390
4/21	$34,508	$16,063
5/21	$33,115	$16,313
6/21	$36,748	$16,528
7/21	$34,601	$16,642
8/21	$33,786	$17,059
9/21	$32,403	$16,354
10/21	$35,138	$17,189
11/21	$31,113	$16,775
12/21	$29,010	$17,446
1/22	$23,697	$16,589
2/22	$21,035	$16,161
3/22	$19,758	$16,511
4/22	$15,679	$15,189
5/22	$13,396	$15,207
6/22	$11,708	$13,925
7/22	$12,725	$14,897
8/22	$12,216	$14,349
9/22	$11,080	$12,975
10/22	$11,167	$13,758
11/22	$10,344	$14,825
12/22	$9,695	$14,242
1/23	$11,719	$15,263
2/23	$12,065	$14,825
3/23	$12,660	$15,283
4/23	$12,162	$15,502
5/23	$13,547	$15,336
6/23	$15,560	$16,227
7/23	$17,594	$16,821
8/23	$16,739	$16,351
9/23	$15,430	$15,674
10/23	$13,677	$15,203
11/23	$14,348	$16,606
12/23	$16,542	$17,404
1/24	$15,634	$17,506
2/24	$16,630	$18,257
3/24	$17,395	$18,831
4/24	$16,148	$18,209
5/24	$16,115	$18,949
6/24	$15,590	$19,371
7/24	$16,739	$19,683
8/24	$16,597	$20,183
9/24	$17,636	$20,652
10/24	$17,067	$20,188
11/24	$17,942	$20,944
12/24	$17,341	$20,448
1/25	$18,993	$21,134
2/25	$18,500	$21,007
3/25	$16,794	$20,177
4/25	$17,286	$20,365
5/25	$17,603	$21,536
6/25	$18,993	$22,503
7/25	$19,255	$22,808
8/25	$20,229	$23,371
9/25	$20,634	$24,218
10/25	$20,984	$24,760
11/25	$21,061	$24,757
12/25	$21,378	$25,015

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 12/31/18 (Inception)
Class C	23.28%	(4.39)%	11.46%
Class C, with 1% maximum contingent deferred sales charge	22.28%	(4.39)%	11.46%
MSCI All Country World Net Index	22.34%	11.19%	14.00%

Performance Inception Date	Dec. 31, 2018
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 26,085,582
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	176.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$26,085,582
# of Portfolio Holdings	24
Portfolio Turnover Rate	176%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.2%
Communication Services	1.3%
Energy	3.9%
Financials	4.2%
Information Technology	5.4%
Industrials	7.2%
Short-Term Investments	10.8%
Consumer Discretionary	16.3%
Health Care	49.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Victoria PLC	7.5%
Roivant Sciences Ltd.	7.2%
QXO, Inc.	5.8%
Teva Pharmaceutical Industries Ltd.	5.8%
Abivax SA	5.6%
Teleflex, Inc.	5.5%
Immunovant, Inc.	5.2%
Arbutus Biopharma Corp.	5.0%
Belite Bio, Inc.	4.3%
Floor & Decor Holdings, Inc.	4.3%
Total	56.2%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000204520
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio
Class Name	Class I
Trading Symbol	MSJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$112	1.00%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↑ Stock selection in health care, where a biopharmaceutical company focused on innovative therapies for sleep disorders and other central nervous system conditions was the sector’s largest contributor

↑ Stock selection in industrials, with the largest contribution from an aerospace and defense company

↑ Average underweight in consumer staples

↓ Stock selection and average overweight in consumer discretionary, which declined mainly due to a designer, manufacturer and distributor of flooring products

↓ Stock selection and average underweight in financials

↓ Stock selection and average underweight in materials

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI All Country World Net Index
12/18	$1,000,000	$1,000,000
1/19	$1,070,000	$1,078,960
2/19	$1,131,000	$1,107,819
3/19	$1,188,000	$1,121,751
4/19	$1,282,000	$1,159,627
5/19	$1,151,000	$1,090,839
6/19	$1,222,000	$1,162,267
7/19	$1,200,000	$1,165,673
8/19	$1,214,000	$1,138,020
9/19	$1,170,000	$1,161,966
10/19	$1,175,000	$1,193,767
11/19	$1,309,000	$1,222,909
12/19	$1,303,000	$1,265,974
1/20	$1,389,000	$1,251,990
2/20	$1,294,000	$1,150,867
3/20	$951,000	$995,496
4/20	$1,169,000	$1,102,139
5/20	$1,442,000	$1,150,072
6/20	$1,667,000	$1,186,820
7/20	$1,806,000	$1,249,587
8/20	$2,050,000	$1,326,068
9/20	$2,028,000	$1,283,312
10/20	$1,968,000	$1,252,116
11/20	$2,506,000	$1,406,455
12/20	$2,736,680	$1,471,756
1/21	$3,563,568	$1,465,063
2/21	$3,649,251	$1,498,999
3/21	$3,347,813	$1,539,036
4/21	$3,541,889	$1,606,327
5/21	$3,401,494	$1,631,325
6/21	$3,778,291	$1,652,821
7/21	$3,560,471	$1,664,211
8/21	$3,480,983	$1,705,865
9/21	$3,341,619	$1,635,396
10/21	$3,626,540	$1,718,872
11/21	$3,213,612	$1,677,481
12/21	$2,999,112	$1,744,581
1/22	$2,452,247	$1,658,900
2/22	$2,176,653	$1,616,056
3/22	$2,046,961	$1,651,058
4/22	$1,625,465	$1,518,904
5/22	$1,389,859	$1,520,682
6/22	$1,215,856	$1,392,494
7/22	$1,322,851	$1,489,735
8/22	$1,270,975	$1,434,891
9/22	$1,154,253	$1,297,530
10/22	$1,163,980	$1,375,832
11/22	$1,079,680	$1,482,546
12/22	$1,012,673	$1,424,206
1/23	$1,225,583	$1,526,289
2/23	$1,262,329	$1,482,545
3/23	$1,326,094	$1,528,256
4/23	$1,275,298	$1,550,221
5/23	$1,422,281	$1,533,617
6/23	$1,635,191	$1,622,661
7/23	$1,849,182	$1,682,063
8/23	$1,761,640	$1,635,059
9/23	$1,624,384	$1,567,448
10/23	$1,441,735	$1,520,320
11/23	$1,513,065	$1,660,639
12/23	$1,747,427	$1,740,406
1/24	$1,652,733	$1,750,609
2/24	$1,759,539	$1,825,734
3/24	$1,842,120	$1,883,056
4/24	$1,712,192	$1,820,928
5/24	$1,709,990	$1,894,883
6/24	$1,654,935	$1,937,086
7/24	$1,779,358	$1,968,326
8/24	$1,766,145	$2,018,315
9/24	$1,877,355	$2,065,203
10/24	$1,818,998	$2,018,845
11/24	$1,914,792	$2,094,358
12/24	$1,851,968	$2,044,781
1/25	$2,030,191	$2,113,416
2/25	$1,979,270	$2,100,684
3/25	$1,798,833	$2,017,697
4/25	$1,853,075	$2,036,515
5/25	$1,888,498	$2,153,572
6/25	$2,039,046	$2,250,269
7/25	$2,070,042	$2,280,787
8/25	$2,176,311	$2,337,102
9/25	$2,221,697	$2,421,803
10/25	$2,260,441	$2,475,969
11/25	$2,271,511	$2,475,694
12/25	$2,308,029	$2,501,532

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 12/31/18 (Inception)
Class I	24.63%	(3.35)%	12.69%
MSCI All Country World Net Index	22.34%	11.19%	14.00%

Performance Inception Date	Dec. 31, 2018
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 26,085,582
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	176.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$26,085,582
# of Portfolio Holdings	24
Portfolio Turnover Rate	176%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.2%
Communication Services	1.3%
Energy	3.9%
Financials	4.2%
Information Technology	5.4%
Industrials	7.2%
Short-Term Investments	10.8%
Consumer Discretionary	16.3%
Health Care	49.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Victoria PLC	7.5%
Roivant Sciences Ltd.	7.2%
QXO, Inc.	5.8%
Teva Pharmaceutical Industries Ltd.	5.8%
Abivax SA	5.6%
Teleflex, Inc.	5.5%
Immunovant, Inc.	5.2%
Arbutus Biopharma Corp.	5.0%
Belite Bio, Inc.	4.3%
Floor & Decor Holdings, Inc.	4.3%
Total	56.2%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000204517
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio
Class Name	Class R6
Trading Symbol	MSJSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$107	0.95%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↑ Stock selection in health care, where a biopharmaceutical company focused on innovative therapies for sleep disorders and other central nervous system conditions was the sector’s largest contributor

↑ Stock selection in industrials, with the largest contribution from an aerospace and defense company

↑ Average underweight in consumer staples

↓ Stock selection and average overweight in consumer discretionary, which declined mainly due to a designer, manufacturer and distributor of flooring products

↓ Stock selection and average underweight in financials

↓ Stock selection and average underweight in materials

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Net Index
12/18	$5,000,000	$5,000,000
1/19	$5,350,000	$5,394,798
2/19	$5,655,000	$5,539,093
3/19	$5,940,000	$5,608,753
4/19	$6,410,000	$5,798,136
5/19	$5,755,000	$5,454,196
6/19	$6,110,000	$5,811,335
7/19	$6,000,000	$5,828,363
8/19	$6,075,000	$5,690,101
9/19	$5,850,000	$5,809,829
10/19	$5,875,000	$5,968,837
11/19	$6,545,000	$6,114,545
12/19	$6,520,000	$6,329,870
1/20	$6,945,000	$6,259,951
2/20	$6,470,000	$5,754,336
3/20	$4,755,000	$4,977,481
4/20	$5,850,000	$5,510,694
5/20	$7,215,000	$5,750,360
6/20	$8,345,000	$5,934,099
7/20	$9,035,000	$6,247,935
8/20	$10,260,000	$6,630,341
9/20	$10,150,000	$6,416,558
10/20	$9,850,000	$6,260,580
11/20	$12,545,000	$7,032,277
12/20	$13,696,971	$7,358,782
1/21	$17,837,556	$7,325,314
2/21	$18,266,071	$7,494,994
3/21	$16,758,526	$7,695,180
4/21	$17,729,137	$8,031,633
5/21	$17,026,993	$8,156,624
6/21	$18,916,586	$8,264,107
7/21	$17,827,231	$8,321,053
8/21	$17,424,530	$8,529,323
9/21	$16,727,549	$8,176,979
10/21	$18,157,651	$8,594,361
11/21	$16,092,522	$8,387,405
12/21	$15,014,602	$8,722,905
1/22	$12,279,761	$8,294,502
2/22	$10,901,531	$8,080,278
3/22	$10,247,547	$8,255,289
4/22	$8,139,665	$7,594,521
5/22	$6,961,414	$7,603,408
6/22	$6,085,832	$6,962,469
7/22	$6,626,315	$7,448,675
8/22	$6,366,883	$7,174,453
9/22	$5,783,162	$6,487,648
10/22	$5,831,805	$6,879,158
11/22	$5,404,824	$7,412,729
12/22	$5,069,725	$7,121,031
1/23	$6,134,476	$7,631,444
2/23	$6,323,644	$7,412,727
3/23	$6,642,529	$7,641,280
4/23	$6,388,502	$7,751,105
5/23	$7,123,558	$7,668,087
6/23	$8,188,309	$8,113,303
7/23	$9,263,869	$8,410,314
8/23	$8,826,078	$8,175,297
9/23	$8,139,665	$7,837,242
10/23	$7,226,250	$7,601,601
11/23	$7,582,968	$8,303,197
12/23	$8,753,387	$8,702,032
1/24	$8,285,144	$8,753,046
2/24	$8,813,983	$9,128,668
3/24	$9,232,647	$9,415,280
4/24	$8,577,107	$9,104,642
5/24	$8,571,598	$9,474,414
6/24	$8,296,161	$9,685,430
7/24	$8,918,649	$9,841,631
8/24	$8,852,544	$10,091,574
9/24	$9,414,436	$10,326,013
10/24	$9,122,472	$10,094,227
11/24	$9,596,224	$10,471,788
12/24	$9,282,788	$10,223,904
1/25	$10,175,044	$10,567,079
2/25	$9,925,655	$10,503,419
3/25	$9,016,773	$10,088,485
4/25	$9,288,329	$10,182,576
5/25	$9,465,672	$10,767,859
6/25	$10,224,921	$11,251,347
7/25	$10,380,096	$11,403,937
8/25	$10,912,125	$11,685,509
9/25	$11,144,887	$12,109,015
10/25	$11,338,856	$12,379,844
11/25	$11,394,275	$12,378,470
12/25	$11,577,785	$12,507,658

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 12/31/18 (Inception)
Class R6	24.72%	(3.31)%	12.74%
MSCI All Country World Net Index	22.34%	11.19%	14.00%

Performance Inception Date	Dec. 31, 2018
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 26,085,582
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	176.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$26,085,582
# of Portfolio Holdings	24
Portfolio Turnover Rate	176%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.2%
Communication Services	1.3%
Energy	3.9%
Financials	4.2%
Information Technology	5.4%
Industrials	7.2%
Short-Term Investments	10.8%
Consumer Discretionary	16.3%
Health Care	49.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Victoria PLC	7.5%
Roivant Sciences Ltd.	7.2%
QXO, Inc.	5.8%
Teva Pharmaceutical Industries Ltd.	5.8%
Abivax SA	5.6%
Teleflex, Inc.	5.5%
Immunovant, Inc.	5.2%
Arbutus Biopharma Corp.	5.0%
Belite Bio, Inc.	4.3%
Floor & Decor Holdings, Inc.	4.3%
Total	56.2%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007755
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio
Class Name	Class A
Trading Symbol	MSFBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.20%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Net Index:

↓ Stock selection in information technology was the primary detractor, as the portfolio’s tilt toward software and services lagged the exceptional performance of semiconductors and hardware, which dominated index gains

↓ Stock selection in financials and industrials were other leading detractors from performance

↑ The underweight to consumer staples and the overweights to financials and industrials contributed positively

↑ The largest contributors to absolute performance were the cloud hyperscalers Alphabet and Microsoft

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI World Net Index
12/15	$9,473	$10,000
1/16	$9,478	$9,402
2/16	$9,250	$9,332
3/16	$9,820	$9,965
4/16	$9,848	$10,123
5/16	$9,976	$10,180
6/16	$10,104	$10,066
7/16	$10,163	$10,491
8/16	$10,153	$10,499
9/16	$10,167	$10,555
10/16	$9,939	$10,351
11/16	$9,705	$10,500
12/16	$9,981	$10,751
1/17	$10,293	$11,011
2/17	$10,718	$11,316
3/17	$10,961	$11,437
4/17	$11,204	$11,606
5/17	$11,719	$11,851
6/17	$11,610	$11,897
7/17	$11,709	$12,182
8/17	$11,645	$12,199
9/17	$11,620	$12,473
10/17	$11,952	$12,708
11/17	$12,254	$12,984
12/17	$12,534	$13,159
1/18	$13,031	$13,854
2/18	$12,342	$13,280
3/18	$12,410	$12,991
4/18	$12,348	$13,140
5/18	$12,487	$13,222
6/18	$12,938	$13,216
7/18	$13,191	$13,629
8/18	$13,311	$13,797
9/18	$13,551	$13,874
10/18	$12,779	$12,856
11/18	$13,149	$13,002
12/18	$12,312	$12,013
1/19	$12,836	$12,948
2/19	$13,497	$13,337
3/19	$14,164	$13,512
4/19	$14,541	$13,991
5/19	$14,137	$13,184
6/19	$14,880	$14,053
7/19	$14,907	$14,122
8/19	$14,973	$13,833
9/19	$14,880	$14,128
10/19	$14,995	$14,487
11/19	$15,448	$14,891
12/19	$15,911	$15,337
1/20	$16,162	$15,244
2/20	$14,957	$13,955
3/20	$13,826	$12,108
4/20	$15,094	$13,431
5/20	$15,688	$14,080
6/20	$15,985	$14,452
7/20	$16,836	$15,144
8/20	$17,453	$16,156
9/20	$17,030	$15,598
10/20	$16,202	$15,120
11/20	$17,333	$17,053
12/20	$17,971	$17,776
1/21	$17,505	$17,599
2/21	$17,440	$18,050
3/21	$18,190	$18,651
4/21	$19,152	$19,519
5/21	$19,270	$19,800
6/21	$19,707	$20,095
7/21	$20,262	$20,455
8/21	$20,451	$20,964
9/21	$19,648	$20,094
10/21	$20,846	$21,232
11/21	$20,291	$20,767
12/21	$21,856	$21,654
1/22	$20,540	$20,508
2/22	$19,855	$19,990
3/22	$19,873	$20,538
4/22	$18,958	$18,832
5/22	$18,988	$18,846
6/22	$17,818	$17,214
7/22	$18,988	$18,581
8/22	$17,945	$17,804
9/22	$16,278	$16,149
10/22	$17,127	$17,308
11/22	$18,636	$18,512
12/22	$18,042	$17,726
1/23	$18,866	$18,980
2/23	$18,153	$18,524
3/23	$19,174	$19,096
4/23	$19,802	$19,431
5/23	$19,100	$19,237
6/23	$20,146	$20,400
7/23	$20,349	$21,085
8/23	$20,245	$20,582
9/23	$19,150	$19,694
10/23	$18,793	$19,123
11/23	$20,368	$20,915
12/23	$20,958	$21,942
1/24	$21,396	$22,205
2/24	$21,972	$23,147
3/24	$21,979	$23,891
4/24	$20,757	$23,003
5/24	$21,215	$24,030
6/24	$21,528	$24,519
7/24	$22,298	$24,952
8/24	$23,100	$25,611
9/24	$23,570	$26,080
10/24	$22,831	$25,563
11/24	$23,469	$26,736
12/24	$22,783	$26,039
1/25	$23,978	$26,958
2/25	$23,957	$26,764
3/25	$23,496	$25,572
4/25	$23,461	$25,800
5/25	$24,398	$27,327
6/25	$24,384	$28,506
7/25	$24,027	$28,873
8/25	$24,069	$29,626
9/25	$23,601	$30,578
10/25	$22,859	$31,191
11/25	$22,776	$31,279
12/25	$22,774	$31,532

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	(0.04)%	4.85%	9.17%
Class A, with 5.25% maximum front end sales charge	(5.30)%	3.72%	8.58%
MSCI World Net Index	21.09%	12.15%	12.17%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 1,935,029,249
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 18,692,899
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,935,029,249
# of Portfolio Holdings	34
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$18,692,899

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.0%
Communication Services	5.0%
Consumer Discretionary	7.1%
Consumer Staples	12.5%
Health Care	13.5%
Industrials	16.5%
Information Technology	21.4%
Financials	23.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.7%
SAP SE	7.6%
Visa, Inc.	5.3%
Alphabet, Inc.	5.0%
RELX PLC	4.3%
Coca-Cola Co.	4.1%
L'Oreal SA	3.6%
Arthur J Gallagher & Co.	3.5%
Intercontinental Exchange, Inc.	3.5%
S&P Global, Inc.	3.5%
Total	49.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155893
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio
Class Name	Class C
Trading Symbol	MSGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.95%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Net Index:

↓ Stock selection in information technology was the primary detractor, as the portfolio’s tilt toward software and services lagged the exceptional performance of semiconductors and hardware, which dominated index gains

↓ Stock selection in financials and industrials were other leading detractors from performance

↑ The underweight to consumer staples and the overweights to financials and industrials contributed positively

↑ The largest contributors to absolute performance were the cloud hyperscalers Alphabet and Microsoft

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI World Net Index
12/15	$10,000	$10,000
1/16	$10,000	$9,402
2/16	$9,752	$9,332
3/16	$10,349	$9,965
4/16	$10,375	$10,123
5/16	$10,506	$10,180
6/16	$10,633	$10,066
7/16	$10,685	$10,491
8/16	$10,670	$10,499
9/16	$10,675	$10,555
10/16	$10,431	$10,351
11/16	$10,181	$10,500
12/16	$10,458	$10,751
1/17	$10,779	$11,011
2/17	$11,221	$11,316
3/17	$11,468	$11,437
4/17	$11,710	$11,606
5/17	$12,241	$11,851
6/17	$12,120	$11,897
7/17	$12,216	$12,182
8/17	$12,137	$12,199
9/17	$12,110	$12,473
10/17	$12,442	$12,708
11/17	$12,748	$12,984
12/17	$13,033	$13,159
1/18	$13,542	$13,854
2/18	$12,820	$13,280
3/18	$12,880	$12,991
4/18	$12,809	$13,140
5/18	$12,946	$13,222
6/18	$13,405	$13,216
7/18	$13,656	$13,629
8/18	$13,772	$13,797
9/18	$14,015	$13,874
10/18	$13,210	$12,856
11/18	$13,579	$13,002
12/18	$12,707	$12,013
1/19	$13,246	$12,948
2/19	$13,918	$13,337
3/19	$14,596	$13,512
4/19	$14,975	$13,991
5/19	$14,550	$13,184
6/19	$15,308	$14,053
7/19	$15,319	$14,122
8/19	$15,382	$13,833
9/19	$15,273	$14,128
10/19	$15,382	$14,487
11/19	$15,836	$14,891
12/19	$16,299	$15,337
1/20	$16,550	$15,244
2/20	$15,308	$13,955
3/20	$14,132	$12,108
4/20	$15,427	$13,431
5/20	$16,018	$14,080
6/20	$16,317	$14,452
7/20	$17,171	$15,144
8/20	$17,792	$16,156
9/20	$17,350	$15,598
10/20	$16,496	$15,120
11/20	$17,630	$17,053
12/20	$18,269	$17,776
1/21	$17,784	$17,599
2/21	$17,711	$18,050
3/21	$18,460	$18,651
4/21	$19,423	$19,519
5/21	$19,533	$19,800
6/21	$19,963	$20,095
7/21	$20,515	$20,455
8/21	$20,687	$20,964
9/21	$19,865	$20,094
10/21	$21,068	$21,232
11/21	$20,491	$20,767
12/21	$22,059	$21,654
1/22	$20,717	$20,508
2/22	$20,015	$19,990
3/22	$20,021	$20,538
4/22	$19,087	$18,832
5/22	$19,112	$18,846
6/22	$17,914	$17,214
7/22	$19,087	$18,581
8/22	$18,021	$17,804
9/22	$16,340	$16,149
10/22	$17,180	$17,308
11/22	$18,679	$18,512
12/22	$18,075	$17,726
1/23	$18,884	$18,980
2/23	$18,163	$18,524
3/23	$19,169	$19,096
4/23	$19,795	$19,431
5/23	$19,074	$19,237
6/23	$20,112	$20,400
7/23	$20,302	$21,085
8/23	$20,188	$20,582
9/23	$19,074	$19,694
10/23	$18,707	$19,123
11/23	$20,264	$20,915
12/23	$20,838	$21,942
1/24	$21,274	$22,205
2/24	$21,847	$23,147
3/24	$21,853	$23,891
4/24	$20,639	$23,003
5/24	$21,093	$24,030
6/24	$21,405	$24,519
7/24	$22,171	$24,952
8/24	$22,968	$25,611
9/24	$23,435	$26,080
10/24	$22,700	$25,563
11/24	$23,335	$26,736
12/24	$22,652	$26,039
1/25	$23,841	$26,958
2/25	$23,821	$26,764
3/25	$23,362	$25,572
4/25	$23,327	$25,800
5/25	$24,259	$27,327
6/25	$24,245	$28,506
7/25	$23,890	$28,873
8/25	$23,932	$29,626
9/25	$23,466	$30,578
10/25	$22,729	$31,191
11/25	$22,645	$31,279
12/25	$22,644	$31,532

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(0.77)%	4.08%	8.52%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	(1.64)%	4.08%	8.52%
MSCI World Net Index	21.09%	12.15%	12.17%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 1,935,029,249
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 18,692,899
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,935,029,249
# of Portfolio Holdings	34
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$18,692,899

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.0%
Communication Services	5.0%
Consumer Discretionary	7.1%
Consumer Staples	12.5%
Health Care	13.5%
Industrials	16.5%
Information Technology	21.4%
Financials	23.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.7%
SAP SE	7.6%
Visa, Inc.	5.3%
Alphabet, Inc.	5.0%
RELX PLC	4.3%
Coca-Cola Co.	4.1%
L'Oreal SA	3.6%
Arthur J Gallagher & Co.	3.5%
Intercontinental Exchange, Inc.	3.5%
S&P Global, Inc.	3.5%
Total	49.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007754
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio
Class Name	Class I
Trading Symbol	MSFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	0.95%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Net Index:

↓ Stock selection in information technology was the primary detractor, as the portfolio’s tilt toward software and services lagged the exceptional performance of semiconductors and hardware, which dominated index gains

↓ Stock selection in financials and industrials were other leading detractors from performance

↑ The underweight to consumer staples and the overweights to financials and industrials contributed positively

↑ The largest contributors to absolute performance were the cloud hyperscalers Alphabet and Microsoft

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI World Net Index
12/15	$1,000,000	$1,000,000
1/16	$1,000,984	$940,176
2/16	$976,881	$933,178
3/16	$1,037,383	$996,503
4/16	$1,040,826	$1,012,271
5/16	$1,054,599	$1,017,957
6/16	$1,068,372	$1,006,550
7/16	$1,074,402	$1,049,075
8/16	$1,073,908	$1,049,947
9/16	$1,075,390	$1,055,524
10/16	$1,051,679	$1,035,097
11/16	$1,026,980	$1,049,981
12/16	$1,056,425	$1,075,105
1/17	$1,089,824	$1,101,053
2/17	$1,135,040	$1,131,600
3/17	$1,161,245	$1,143,654
4/17	$1,186,937	$1,160,587
5/17	$1,241,916	$1,185,139
6/17	$1,230,098	$1,189,699
7/17	$1,240,945	$1,218,171
8/17	$1,234,256	$1,219,887
9/17	$1,232,198	$1,247,266
10/17	$1,267,698	$1,270,838
11/17	$1,299,596	$1,298,373
12/17	$1,329,506	$1,315,932
1/18	$1,382,750	$1,385,413
2/18	$1,309,606	$1,328,019
3/18	$1,317,674	$1,299,073
4/18	$1,311,220	$1,314,001
5/18	$1,326,279	$1,322,235
6/18	$1,374,683	$1,321,604
7/18	$1,402,064	$1,362,883
8/18	$1,415,071	$1,379,746
9/18	$1,441,086	$1,387,428
10/18	$1,359,249	$1,285,552
11/18	$1,398,812	$1,300,156
12/18	$1,309,515	$1,201,295
1/19	$1,366,376	$1,294,762
2/19	$1,436,884	$1,333,696
3/19	$1,507,961	$1,351,213
4/19	$1,548,901	$1,399,126
5/19	$1,505,686	$1,318,395
6/19	$1,585,861	$1,405,271
7/19	$1,588,704	$1,412,232
8/19	$1,596,096	$1,383,345
9/19	$1,586,429	$1,412,784
10/19	$1,598,939	$1,448,736
11/19	$1,647,840	$1,489,083
12/19	$1,697,091	$1,533,694
1/20	$1,725,048	$1,524,359
2/20	$1,596,562	$1,395,512
3/20	$1,475,214	$1,210,826
4/20	$1,611,433	$1,343,102
5/20	$1,675,082	$1,407,985
6/20	$1,707,798	$1,445,227
7/20	$1,798,214	$1,514,369
8/20	$1,865,432	$1,615,551
9/20	$1,820,224	$1,559,815
10/20	$1,732,187	$1,511,968
11/20	$1,852,940	$1,705,291
12/20	$1,921,384	$1,777,589
1/21	$1,872,118	$1,759,922
2/21	$1,865,959	$1,805,019
3/21	$1,946,017	$1,865,076
4/21	$2,049,476	$1,951,877
5/21	$2,063,024	$1,979,995
6/21	$2,109,827	$2,009,506
7/21	$2,170,179	$2,045,502
8/21	$2,189,885	$2,096,411
9/21	$2,104,901	$2,009,367
10/21	$2,233,609	$2,123,179
11/21	$2,175,105	$2,076,654
12/21	$2,342,571	$2,165,410
1/22	$2,201,979	$2,050,836
2/22	$2,129,150	$1,998,968
3/22	$2,131,050	$2,053,827
4/22	$2,034,155	$1,883,208
5/22	$2,037,955	$1,884,635
6/22	$1,911,928	$1,721,384
7/22	$2,038,588	$1,858,055
8/22	$1,926,494	$1,780,374
9/22	$1,747,904	$1,614,871
10/22	$1,839,732	$1,730,839
11/22	$2,001,857	$1,851,185
12/22	$1,938,676	$1,772,570
1/23	$2,027,559	$1,897,991
2/23	$1,950,914	$1,852,366
3/23	$2,061,051	$1,909,603
4/23	$2,129,323	$1,943,078
5/23	$2,054,610	$1,923,679
6/23	$2,167,324	$2,040,019
7/23	$2,189,867	$2,108,549
8/23	$2,178,917	$2,058,185
9/23	$2,061,051	$1,969,398
10/23	$2,023,050	$1,912,254
11/23	$2,193,087	$2,091,532
12/23	$2,256,985	$2,194,214
1/24	$2,304,936	$2,220,546
2/24	$2,367,995	$2,314,692
3/24	$2,368,651	$2,389,074
4/24	$2,237,935	$2,300,333
5/24	$2,287,200	$2,403,047
6/24	$2,321,357	$2,451,944
7/24	$2,404,779	$2,495,153
8/24	$2,492,142	$2,561,101
9/24	$2,543,377	$2,608,005
10/24	$2,463,897	$2,556,270
11/24	$2,533,524	$2,673,569
12/24	$2,459,333	$2,603,894
1/25	$2,589,775	$2,695,782
2/25	$2,587,576	$2,676,380
3/25	$2,538,477	$2,557,226
4/25	$2,535,546	$2,579,952
5/25	$2,636,675	$2,732,664
6/25	$2,635,942	$2,850,587
7/25	$2,597,836	$2,887,282
8/25	$2,602,965	$2,962,598
9/25	$2,553,134	$3,057,833
10/25	$2,473,257	$3,119,067
11/25	$2,465,196	$3,127,878
12/25	$2,464,894	$3,153,162

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	0.23%	5.11%	9.44%
MSCI World Net Index	21.09%	12.15%	12.17%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 1,935,029,249
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 18,692,899
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,935,029,249
# of Portfolio Holdings	34
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$18,692,899

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.0%
Communication Services	5.0%
Consumer Discretionary	7.1%
Consumer Staples	12.5%
Health Care	13.5%
Industrials	16.5%
Information Technology	21.4%
Financials	23.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.7%
SAP SE	7.6%
Visa, Inc.	5.3%
Alphabet, Inc.	5.0%
RELX PLC	4.3%
Coca-Cola Co.	4.1%
L'Oreal SA	3.6%
Arthur J Gallagher & Co.	3.5%
Intercontinental Exchange, Inc.	3.5%
S&P Global, Inc.	3.5%
Total	49.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000113809
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio
Class Name	Class L
Trading Symbol	MSFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$176	1.77%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Net Index:

↓ Stock selection in information technology was the primary detractor, as the portfolio’s tilt toward software and services lagged the exceptional performance of semiconductors and hardware, which dominated index gains

↓ Stock selection in financials and industrials were other leading detractors from performance

↑ The underweight to consumer staples and the overweights to financials and industrials contributed positively

↑ The largest contributors to absolute performance were the cloud hyperscalers Alphabet and Microsoft

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class L	MSCI World Net Index
12/15	$10,000	$10,000
1/16	$10,000	$9,402
2/16	$9,754	$9,332
3/16	$10,352	$9,965
4/16	$10,382	$10,123
5/16	$10,512	$10,180
6/16	$10,643	$10,066
7/16	$10,699	$10,491
8/16	$10,684	$10,499
9/16	$10,694	$10,555
10/16	$10,447	$10,351
11/16	$10,200	$10,500
12/16	$10,482	$10,751
1/17	$10,810	$11,011
2/17	$11,253	$11,316
3/17	$11,503	$11,437
4/17	$11,753	$11,606
5/17	$12,284	$11,851
6/17	$12,164	$11,897
7/17	$12,264	$12,182
8/17	$12,191	$12,199
9/17	$12,165	$12,473
10/17	$12,504	$12,708
11/17	$12,817	$12,984
12/17	$13,101	$13,159
1/18	$13,621	$13,854
2/18	$12,889	$13,280
3/18	$12,960	$12,991
4/18	$12,889	$13,140
5/18	$13,025	$13,222
6/18	$13,496	$13,216
7/18	$13,750	$13,629
8/18	$13,871	$13,797
9/18	$14,116	$13,874
10/18	$13,308	$12,856
11/18	$13,685	$13,002
12/18	$12,801	$12,013
1/19	$13,347	$12,948
2/19	$14,030	$13,337
3/19	$14,712	$13,512
4/19	$15,099	$13,991
5/19	$14,672	$13,184
6/19	$15,440	$14,053
7/19	$15,463	$14,122
8/19	$15,525	$13,833
9/19	$15,417	$14,128
10/19	$15,531	$14,487
11/19	$15,992	$14,891
12/19	$16,465	$15,337
1/20	$16,725	$15,244
2/20	$15,466	$13,955
3/20	$14,289	$12,108
4/20	$15,596	$13,431
5/20	$16,199	$14,080
6/20	$16,507	$14,452
7/20	$17,370	$15,144
8/20	$18,003	$16,156
9/20	$17,559	$15,598
10/20	$16,702	$15,120
11/20	$17,855	$17,053
12/20	$18,504	$17,776
1/21	$18,017	$17,599
2/21	$17,944	$18,050
3/21	$18,705	$18,651
4/21	$19,691	$19,519
5/21	$19,806	$19,800
6/21	$20,244	$20,095
7/21	$20,804	$20,455
8/21	$20,987	$20,964
9/21	$20,153	$20,094
10/21	$21,376	$21,232
11/21	$20,804	$20,767
12/21	$22,393	$21,654
1/22	$21,038	$20,508
2/22	$20,329	$19,990
3/22	$20,335	$20,538
4/22	$19,396	$18,832
5/22	$19,421	$18,846
6/22	$18,208	$17,214
7/22	$19,402	$18,581
8/22	$18,326	$17,804
9/22	$16,616	$16,149
10/22	$17,474	$17,308
11/22	$19,004	$18,512
12/22	$18,394	$17,726
1/23	$19,223	$18,980
2/23	$18,488	$18,524
3/23	$19,518	$19,096
4/23	$20,159	$19,431
5/23	$19,430	$19,237
6/23	$20,491	$20,400
7/23	$20,686	$21,085
8/23	$20,573	$20,582
9/23	$19,449	$19,694
10/23	$19,078	$19,123
11/23	$20,667	$20,915
12/23	$21,257	$21,942
1/24	$21,697	$22,205
2/24	$22,269	$23,147
3/24	$22,263	$23,891
4/24	$21,022	$23,003
5/24	$21,474	$24,030
6/24	$21,786	$24,519
7/24	$22,549	$24,952
8/24	$23,351	$25,611
9/24	$23,815	$26,080
10/24	$23,058	$25,563
11/24	$23,694	$26,736
12/24	$22,991	$26,039
1/25	$24,193	$26,958
2/25	$24,158	$26,764
3/25	$23,684	$25,572
4/25	$23,641	$25,800
5/25	$24,568	$27,327
6/25	$24,547	$28,506
7/25	$24,172	$28,873
8/25	$24,207	$29,626
9/25	$23,712	$30,578
10/25	$22,948	$31,191
11/25	$22,849	$31,279
12/25	$22,858	$31,532

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	(0.58)%	4.32%	8.62%
MSCI World Net Index	21.09%	12.15%	12.17%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 1,935,029,249
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 18,692,899
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,935,029,249
# of Portfolio Holdings	34
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$18,692,899

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.0%
Communication Services	5.0%
Consumer Discretionary	7.1%
Consumer Staples	12.5%
Health Care	13.5%
Industrials	16.5%
Information Technology	21.4%
Financials	23.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.7%
SAP SE	7.6%
Visa, Inc.	5.3%
Alphabet, Inc.	5.0%
RELX PLC	4.3%
Coca-Cola Co.	4.1%
L'Oreal SA	3.6%
Arthur J Gallagher & Co.	3.5%
Intercontinental Exchange, Inc.	3.5%
S&P Global, Inc.	3.5%
Total	49.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000156276
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio
Class Name	Class R6
Trading Symbol	MGISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$83	0.83%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Net Index:

↓ Stock selection in information technology was the primary detractor, as the portfolio’s tilt toward software and services lagged the exceptional performance of semiconductors and hardware, which dominated index gains

↓ Stock selection in financials and industrials were other leading detractors from performance

↑ The underweight to consumer staples and the overweights to financials and industrials contributed positively

↑ The largest contributors to absolute performance were the cloud hyperscalers Alphabet and Microsoft

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	MSCI World Net Index
12/15	$5,000,000	$5,000,000
1/16	$5,004,921	$4,700,879
2/16	$4,886,811	$4,665,892
3/16	$5,189,469	$4,982,516
4/16	$5,206,693	$5,061,356
5/16	$5,275,591	$5,089,784
6/16	$5,344,488	$5,032,751
7/16	$5,374,655	$5,245,377
8/16	$5,372,184	$5,249,736
9/16	$5,379,597	$5,277,622
10/16	$5,260,984	$5,175,485
11/16	$5,139,900	$5,249,903
12/16	$5,285,177	$5,375,525
1/17	$5,454,920	$5,505,264
2/17	$5,681,244	$5,657,999
3/17	$5,809,837	$5,718,268
4/17	$5,941,002	$5,802,937
5/17	$6,213,620	$5,925,695
6/17	$6,157,039	$5,948,495
7/17	$6,211,326	$6,090,857
8/17	$6,180,423	$6,099,434
9/17	$6,170,123	$6,236,331
10/17	$6,345,235	$6,354,188
11/17	$6,507,471	$6,491,867
12/17	$6,659,334	$6,579,660
1/18	$6,926,031	$6,927,067
2/18	$6,559,660	$6,640,096
3/18	$6,600,068	$6,495,366
4/18	$6,567,741	$6,570,005
5/18	$6,643,171	$6,611,176
6/18	$6,885,622	$6,608,022
7/18	$7,022,770	$6,814,414
8/18	$7,087,921	$6,898,728
9/18	$7,218,224	$6,937,141
10/18	$6,811,028	$6,427,761
11/18	$7,006,482	$6,500,780
12/18	$6,562,895	$6,006,474
1/19	$6,845,017	$6,473,812
2/19	$7,201,232	$6,668,479
3/19	$7,557,446	$6,756,066
4/19	$7,762,626	$6,995,631
5/19	$7,548,897	$6,591,977
6/19	$7,947,857	$7,026,355
7/19	$7,964,956	$7,061,159
8/19	$8,002,002	$6,916,726
9/19	$7,953,557	$7,063,921
10/19	$8,016,250	$7,243,680
11/19	$8,261,326	$7,445,417
12/19	$8,510,396	$7,668,469
1/20	$8,650,595	$7,621,794
2/20	$8,006,275	$6,977,560
3/20	$7,400,733	$6,054,130
4/20	$8,083,832	$6,715,509
5/20	$8,405,992	$7,039,923
6/20	$8,567,072	$7,226,137
7/20	$9,023,466	$7,571,845
8/20	$9,360,541	$8,077,753
9/20	$9,133,835	$7,799,077
10/20	$8,692,357	$7,559,840
11/20	$9,300,881	$8,526,453
12/20	$9,645,153	$8,887,947
1/21	$9,397,921	$8,799,612
2/21	$9,367,017	$9,025,097
3/21	$9,771,860	$9,325,381
4/21	$10,291,048	$9,759,385
5/21	$10,359,037	$9,899,973
6/21	$10,596,998	$10,047,531
7/21	$10,899,858	$10,227,511
8/21	$11,001,841	$10,482,057
9/21	$10,572,275	$10,046,836
10/21	$11,221,260	$10,615,894
11/21	$10,927,671	$10,383,268
12/21	$11,771,701	$10,827,051
1/22	$11,065,590	$10,254,182
2/22	$10,699,811	$9,994,841
3/22	$10,712,534	$10,269,133
4/22	$10,222,709	$9,416,042
5/22	$10,241,793	$9,423,173
6/22	$9,612,018	$8,606,919
7/22	$10,248,154	$9,290,277
8/22	$9,688,355	$8,901,871
9/22	$8,791,403	$8,074,354
10/22	$9,249,421	$8,654,197
11/22	$10,066,856	$9,255,927
12/22	$9,750,508	$8,862,852
1/23	$10,197,392	$9,489,953
2/23	$9,815,274	$9,261,829
3/23	$10,369,022	$9,548,016
4/23	$10,715,520	$9,715,389
5/23	$10,336,639	$9,618,396
6/23	$10,906,579	$10,200,096
7/23	$11,019,920	$10,542,745
8/23	$10,964,869	$10,290,924
9/23	$10,372,260	$9,846,990
10/23	$10,181,201	$9,561,271
11/23	$11,039,349	$10,457,660
12/23	$11,361,318	$10,971,071
1/24	$11,605,931	$11,102,730
2/24	$11,919,962	$11,573,459
3/24	$11,926,574	$11,945,370
4/24	$11,268,761	$11,501,663
5/24	$11,516,680	$12,015,235
6/24	$11,691,877	$12,259,720
7/24	$12,111,687	$12,475,766
8/24	$12,551,330	$12,805,507
9/24	$12,812,472	$13,040,026
10/24	$12,412,496	$12,781,352
11/24	$12,766,194	$13,367,844
12/24	$12,391,298	$13,019,471
1/25	$13,048,328	$13,478,910
2/25	$13,040,946	$13,381,899
3/25	$12,793,637	$12,786,130
4/25	$12,778,872	$12,899,761
5/25	$13,291,946	$13,663,321
6/25	$13,288,255	$14,252,935
7/25	$13,100,005	$14,436,408
8/25	$13,125,843	$14,812,988
9/25	$12,874,843	$15,289,165
10/25	$12,476,195	$15,595,335
11/25	$12,435,592	$15,639,388
12/25	$12,435,953	$15,765,808

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	0.36%	5.21%	9.54%
MSCI World Net Index	21.09%	12.15%	12.17%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 1,935,029,249
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 18,692,899
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,935,029,249
# of Portfolio Holdings	34
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$18,692,899

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.0%
Communication Services	5.0%
Consumer Discretionary	7.1%
Consumer Staples	12.5%
Health Care	13.5%
Industrials	16.5%
Information Technology	21.4%
Financials	23.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.7%
SAP SE	7.6%
Visa, Inc.	5.3%
Alphabet, Inc.	5.0%
RELX PLC	4.3%
Coca-Cola Co.	4.1%
L'Oreal SA	3.6%
Arthur J Gallagher & Co.	3.5%
Intercontinental Exchange, Inc.	3.5%
S&P Global, Inc.	3.5%
Total	49.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000094893
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio
Class Name	Class A
Trading Symbol	MIGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142	1.32%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Stock selection and average overweight in consumer discretionary, as an underperforming cross-border ecommerce platform led the sector lower

↓ Stock selection and average overweight in real estate, driven by a digital homebuying platform

↓ Stock selection and average underweight in financials, where the greatest detractor was a Bitcoin development company

↑ Stock selection and average overweight in information technology, led by an outperforming web performance and security company

↑ Stock selection in health care, where a biopharmaceutical royalties acquirer was the leading contributor within the sector

↑ Lack of exposure to consumer staples

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI All Country World Net Index
12/15	$9,476	$10,000
1/16	$8,828	$9,397
2/16	$8,504	$9,332
3/16	$9,021	$10,024
4/16	$9,098	$10,172
5/16	$9,206	$10,185
6/16	$9,175	$10,123
7/16	$9,665	$10,559
8/16	$9,735	$10,595
9/16	$9,898	$10,660
10/16	$9,680	$10,479
11/16	$9,454	$10,558
12/16	$9,465	$10,786
1/17	$9,946	$11,081
2/17	$10,198	$11,392
3/17	$10,529	$11,532
4/17	$11,152	$11,711
5/17	$11,688	$11,970
6/17	$11,609	$12,024
7/17	$12,105	$12,360
8/17	$12,326	$12,408
9/17	$12,279	$12,647
10/17	$12,633	$12,910
11/17	$13,035	$13,160
12/17	$13,348	$13,372
1/18	$14,410	$14,127
2/18	$14,085	$13,533
3/18	$13,760	$13,244
4/18	$14,076	$13,370
5/18	$14,401	$13,387
6/18	$14,471	$13,314
7/18	$14,330	$13,716
8/18	$14,759	$13,824
9/18	$14,714	$13,884
10/18	$13,196	$12,843
11/18	$13,485	$13,031
12/18	$12,543	$12,113
1/19	$13,842	$13,070
2/19	$14,629	$13,419
3/19	$15,104	$13,588
4/19	$15,772	$14,047
5/19	$15,159	$13,214
6/19	$16,083	$14,079
7/19	$16,239	$14,120
8/19	$15,671	$13,785
9/19	$15,315	$14,075
10/19	$15,452	$14,460
11/19	$16,248	$14,813
12/19	$16,436	$15,335
1/20	$17,194	$15,166
2/20	$16,361	$13,941
3/20	$14,350	$12,059
4/20	$17,053	$13,350
5/20	$20,327	$13,931
6/20	$22,629	$14,376
7/20	$24,537	$15,137
8/20	$26,211	$16,063
9/20	$25,678	$15,545
10/20	$25,379	$15,167
11/20	$29,916	$17,037
12/20	$31,962	$17,828
1/21	$31,458	$17,747
2/21	$32,844	$18,158
3/21	$30,412	$18,643
4/21	$31,429	$19,458
5/21	$30,218	$19,761
6/21	$32,737	$20,021
7/21	$32,437	$20,159
8/21	$33,106	$20,664
9/21	$30,392	$19,810
10/21	$32,495	$20,821
11/21	$30,315	$20,320
12/21	$27,331	$21,133
1/22	$20,872	$20,095
2/22	$21,044	$19,576
3/22	$19,328	$20,000
4/22	$15,179	$18,399
5/22	$13,322	$18,420
6/22	$12,246	$16,868
7/22	$14,040	$18,046
8/22	$13,962	$17,381
9/22	$12,745	$15,717
10/22	$13,073	$16,666
11/22	$13,010	$17,958
12/22	$11,525	$17,252
1/23	$13,711	$18,488
2/23	$13,164	$17,958
3/23	$13,914	$18,512
4/23	$13,227	$18,778
5/23	$14,398	$18,577
6/23	$15,444	$19,656
7/23	$16,772	$20,375
8/23	$15,226	$19,806
9/23	$14,257	$18,987
10/23	$13,008	$18,416
11/23	$15,397	$20,116
12/23	$17,349	$21,082
1/24	$16,163	$21,206
2/24	$18,161	$22,116
3/24	$18,692	$22,810
4/24	$17,240	$22,057
5/24	$17,271	$22,953
6/24	$17,896	$23,464
7/24	$18,068	$23,843
8/24	$19,395	$24,448
9/24	$20,644	$25,016
10/24	$21,972	$24,455
11/24	$26,969	$25,369
12/24	$25,622	$24,769
1/25	$27,894	$25,600
2/25	$26,159	$25,446
3/25	$23,208	$24,441
4/25	$25,354	$24,669
5/25	$28,194	$26,087
6/25	$29,898	$27,258
7/25	$30,150	$27,628
8/25	$31,255	$28,310
9/25	$33,085	$29,336
10/25	$33,779	$29,992
11/25	$30,403	$29,989
12/25	$29,645	$30,302

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	15.70%	(1.49)%	12.08%
Class A, with 5.25% maximum front end sales charge	9.63%	(2.55)%	11.48%
MSCI All Country World Net Index	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 63,259,926
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 196,136
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$63,259,926
# of Portfolio Holdings	40
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$196,136

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	3.2%
Communication Services	3.4%
Real Estate	4.3%
Industrials	6.7%
Health Care	13.0%
Consumer Discretionary	15.4%
Financials	17.4%
Information Technology	36.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.3%
Tesla, Inc.	8.1%
Affirm Holdings, Inc.	6.4%
Shopify, Inc.	5.8%
Royalty Pharma PLC	5.6%
AppLovin Corp.	5.5%
Adyen NV	4.9%
MercadoLibre, Inc.	4.8%
Roivant Sciences Ltd.	4.7%
QXO, Inc.	4.6%
Total	62.7%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155902
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio
Class Name	Class C
Trading Symbol	MSPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$226	2.10%

Expenses Paid, Amount	$ 226
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Stock selection and average overweight in consumer discretionary, as an underperforming cross-border ecommerce platform led the sector lower

↓ Stock selection and average overweight in real estate, driven by a digital homebuying platform

↓ Stock selection and average underweight in financials, where the greatest detractor was a Bitcoin development company

↑ Stock selection and average overweight in information technology, led by an outperforming web performance and security company

↑ Stock selection in health care, where a biopharmaceutical royalties acquirer was the leading contributor within the sector

↑ Lack of exposure to consumer staples

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI All Country World Net Index
12/15	$10,000	$10,000
1/16	$9,302	$9,397
2/16	$8,953	$9,332
3/16	$9,493	$10,024
4/16	$9,568	$10,172
5/16	$9,684	$10,185
6/16	$9,635	$10,123
7/16	$10,145	$10,559
8/16	$10,213	$10,595
9/16	$10,380	$10,660
10/16	$10,145	$10,479
11/16	$9,902	$10,558
12/16	$9,905	$10,786
1/17	$10,406	$11,081
2/17	$10,661	$11,392
3/17	$11,001	$11,532
4/17	$11,646	$11,711
5/17	$12,207	$11,970
6/17	$12,114	$12,024
7/17	$12,623	$12,360
8/17	$12,836	$12,408
9/17	$12,785	$12,647
10/17	$13,150	$12,910
11/17	$13,558	$13,160
12/17	$13,869	$13,372
1/18	$14,962	$14,127
2/18	$14,610	$13,533
3/18	$14,268	$13,244
4/18	$14,582	$13,370
5/18	$14,914	$13,387
6/18	$14,971	$13,314
7/18	$14,828	$13,716
8/18	$15,254	$13,824
9/18	$15,196	$13,884
10/18	$13,628	$12,843
11/18	$13,902	$13,031
12/18	$12,930	$12,113
1/19	$14,260	$13,070
2/19	$15,053	$13,419
3/19	$15,540	$13,588
4/19	$16,214	$14,047
5/19	$15,579	$13,214
6/19	$16,512	$14,079
7/19	$16,661	$14,120
8/19	$16,066	$13,785
9/19	$15,689	$14,075
10/19	$15,818	$14,460
11/19	$16,621	$14,813
12/19	$16,805	$15,335
1/20	$17,568	$15,166
2/20	$16,704	$13,941
3/20	$14,641	$12,059
4/20	$17,395	$13,350
5/20	$20,717	$13,931
6/20	$23,044	$14,376
7/20	$24,975	$15,137
8/20	$26,661	$16,063
9/20	$26,102	$15,545
10/20	$25,777	$15,167
11/20	$30,370	$17,037
12/20	$32,429	$17,828
1/21	$31,902	$17,747
2/21	$33,284	$18,158
3/21	$30,794	$18,643
4/21	$31,817	$19,458
5/21	$30,561	$19,761
6/21	$33,094	$20,021
7/21	$32,778	$20,159
8/21	$33,421	$20,664
9/21	$30,667	$19,810
10/21	$32,767	$20,821
11/21	$30,551	$20,320
12/21	$27,519	$21,133
1/22	$21,015	$20,095
2/22	$21,175	$19,576
3/22	$19,424	$20,000
4/22	$15,243	$18,399
5/22	$13,384	$18,420
6/22	$12,276	$16,868
7/22	$14,081	$18,046
8/22	$13,974	$17,381
9/22	$12,759	$15,717
10/22	$13,081	$16,666
11/22	$13,009	$17,958
12/22	$11,540	$17,252
1/23	$13,704	$18,488
2/23	$13,132	$17,958
3/23	$13,883	$18,512
4/23	$13,203	$18,778
5/23	$14,349	$18,577
6/23	$15,386	$19,656
7/23	$16,710	$20,375
8/23	$15,136	$19,806
9/23	$14,170	$18,987
10/23	$12,917	$18,416
11/23	$15,279	$20,116
12/23	$17,211	$21,082
1/24	$16,034	$21,206
2/24	$18,017	$22,116
3/24	$18,543	$22,810
4/24	$17,103	$22,057
5/24	$17,134	$22,953
6/24	$17,753	$23,464
7/24	$17,924	$23,843
8/24	$19,240	$24,448
9/24	$20,480	$25,016
10/24	$21,797	$24,455
11/24	$26,754	$25,369
12/24	$25,418	$24,769
1/25	$27,672	$25,600
2/25	$25,950	$25,446
3/25	$23,023	$24,441
4/25	$25,152	$24,669
5/25	$27,969	$26,087
6/25	$29,660	$27,258
7/25	$29,910	$27,628
8/25	$31,006	$28,310
9/25	$32,821	$29,336
10/25	$33,510	$29,992
11/25	$30,160	$29,989
12/25	$29,409	$30,302

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	14.85%	(2.24)%	11.39%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	13.85%	(2.24)%	11.39%
MSCI All Country World Net Index	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 63,259,926
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 196,136
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$63,259,926
# of Portfolio Holdings	40
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$196,136

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	3.2%
Communication Services	3.4%
Real Estate	4.3%
Industrials	6.7%
Health Care	13.0%
Consumer Discretionary	15.4%
Financials	17.4%
Information Technology	36.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.3%
Tesla, Inc.	8.1%
Affirm Holdings, Inc.	6.4%
Shopify, Inc.	5.8%
Royalty Pharma PLC	5.6%
AppLovin Corp.	5.5%
Adyen NV	4.9%
MercadoLibre, Inc.	4.8%
Roivant Sciences Ltd.	4.7%
QXO, Inc.	4.6%
Total	62.7%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000094891
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio
Class Name	Class I
Trading Symbol	MIGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Stock selection and average overweight in consumer discretionary, as an underperforming cross-border ecommerce platform led the sector lower

↓ Stock selection and average overweight in real estate, driven by a digital homebuying platform

↓ Stock selection and average underweight in financials, where the greatest detractor was a Bitcoin development company

↑ Stock selection and average overweight in information technology, led by an outperforming web performance and security company

↑ Stock selection in health care, where a biopharmaceutical royalties acquirer was the leading contributor within the sector

↑ Lack of exposure to consumer staples

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI All Country World Net Index
12/15	$1,000,000	$1,000,000
1/16	$932,039	$939,689
2/16	$897,249	$933,221
3/16	$953,074	$1,002,382
4/16	$961,165	$1,017,178
5/16	$973,301	$1,018,463
6/16	$970,065	$1,012,294
7/16	$1,021,444	$1,055,920
8/16	$1,029,622	$1,059,471
9/16	$1,047,614	$1,065,964
10/16	$1,024,715	$1,047,872
11/16	$1,000,999	$1,055,835
12/16	$1,002,137	$1,078,643
1/17	$1,054,228	$1,108,136
2/17	$1,080,687	$1,139,221
3/17	$1,116,242	$1,153,158
4/17	$1,182,389	$1,171,129
5/17	$1,240,268	$1,196,991
6/17	$1,232,000	$1,202,434
7/17	$1,284,918	$1,236,039
8/17	$1,308,070	$1,240,774
9/17	$1,303,936	$1,264,746
10/17	$1,341,970	$1,291,009
11/17	$1,384,966	$1,316,000
12/17	$1,418,608	$1,337,216
1/18	$1,530,772	$1,412,658
2/18	$1,496,755	$1,353,328
3/18	$1,463,658	$1,324,358
4/18	$1,496,755	$1,337,005
5/18	$1,532,611	$1,338,674
6/18	$1,539,966	$1,331,425
7/18	$1,526,123	$1,371,576
8/18	$1,571,037	$1,382,352
9/18	$1,567,294	$1,388,368
10/18	$1,406,354	$1,284,325
11/18	$1,437,624	$1,303,109
12/18	$1,337,058	$1,211,325
1/19	$1,475,935	$1,306,971
2/19	$1,560,220	$1,341,929
3/19	$1,611,940	$1,358,805
4/19	$1,682,815	$1,404,686
5/19	$1,618,644	$1,321,361
6/19	$1,717,295	$1,407,883
7/19	$1,734,535	$1,412,009
8/19	$1,674,195	$1,378,513
9/19	$1,635,884	$1,407,519
10/19	$1,651,209	$1,446,041
11/19	$1,737,409	$1,481,341
12/19	$1,758,078	$1,533,506
1/20	$1,839,326	$1,516,567
2/20	$1,750,247	$1,394,075
3/20	$1,535,871	$1,205,870
4/20	$1,826,600	$1,335,049
5/20	$2,177,041	$1,393,111
6/20	$2,423,720	$1,437,625
7/20	$2,629,286	$1,513,657
8/20	$2,808,422	$1,606,300
9/20	$2,751,647	$1,554,508
10/20	$2,720,322	$1,516,720
11/20	$3,207,807	$1,703,675
12/20	$3,427,818	$1,782,776
1/21	$3,374,116	$1,774,668
2/21	$3,523,064	$1,815,775
3/21	$3,262,659	$1,864,273
4/21	$3,374,116	$1,945,784
5/21	$3,244,420	$1,976,065
6/21	$3,514,958	$2,002,104
7/21	$3,484,560	$2,015,901
8/21	$3,556,501	$2,066,357
9/21	$3,266,712	$1,980,996
10/21	$3,493,679	$2,082,114
11/21	$3,259,619	$2,031,975
12/21	$2,939,329	$2,113,255
1/22	$2,246,212	$2,009,468
2/22	$2,265,465	$1,957,569
3/22	$2,080,955	$1,999,968
4/22	$1,633,317	$1,839,887
5/22	$1,435,971	$1,842,040
6/22	$1,318,847	$1,686,763
7/22	$1,512,984	$1,804,554
8/22	$1,504,962	$1,738,119
9/22	$1,373,398	$1,571,730
10/22	$1,410,300	$1,666,580
11/22	$1,402,278	$1,795,845
12/22	$1,244,675	$1,725,177
1/23	$1,480,761	$1,848,832
2/23	$1,419,732	$1,795,845
3/23	$1,501,640	$1,851,215
4/23	$1,429,368	$1,877,822
5/23	$1,554,639	$1,857,710
6/23	$1,668,667	$1,965,570
7/23	$1,813,210	$2,037,525
8/23	$1,646,182	$1,980,589
9/23	$1,541,790	$1,898,690
10/23	$1,406,884	$1,841,602
11/23	$1,667,061	$2,011,575
12/23	$1,877,451	$2,108,199
1/24	$1,750,575	$2,120,557
2/24	$1,967,389	$2,211,558
3/24	$2,025,206	$2,280,994
4/24	$1,869,421	$2,205,737
5/24	$1,871,027	$2,295,320
6/24	$1,940,086	$2,346,441
7/24	$1,959,359	$2,384,284
8/24	$2,103,901	$2,444,836
9/24	$2,238,808	$2,501,632
10/24	$2,384,957	$2,445,479
11/24	$2,927,796	$2,536,948
12/24	$2,781,037	$2,476,895
1/25	$3,029,721	$2,560,034
2/25	$2,841,176	$2,544,612
3/25	$2,520,975	$2,444,088
4/25	$2,755,031	$2,466,882
5/25	$3,065,479	$2,608,676
6/25	$3,252,399	$2,725,808
7/25	$3,280,031	$2,762,776
8/25	$3,400,309	$2,830,991
9/25	$3,600,232	$2,933,591
10/25	$3,676,625	$2,999,204
11/25	$3,312,538	$2,998,871
12/25	$3,228,018	$3,030,169

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	16.07%	(1.19)%	12.43%
MSCI All Country World Net Index	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 63,259,926
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 196,136
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$63,259,926
# of Portfolio Holdings	40
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$196,136

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	3.2%
Communication Services	3.4%
Real Estate	4.3%
Industrials	6.7%
Health Care	13.0%
Consumer Discretionary	15.4%
Financials	17.4%
Information Technology	36.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.3%
Tesla, Inc.	8.1%
Affirm Holdings, Inc.	6.4%
Shopify, Inc.	5.8%
Royalty Pharma PLC	5.6%
AppLovin Corp.	5.5%
Adyen NV	4.9%
MercadoLibre, Inc.	4.8%
Roivant Sciences Ltd.	4.7%
QXO, Inc.	4.6%
Total	62.7%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000094892
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio
Class Name	Class L
Trading Symbol	MIGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$199	1.85%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Stock selection and average overweight in consumer discretionary, as an underperforming cross-border ecommerce platform led the sector lower

↓ Stock selection and average overweight in real estate, driven by a digital homebuying platform

↓ Stock selection and average underweight in financials, where the greatest detractor was a Bitcoin development company

↑ Stock selection and average overweight in information technology, led by an outperforming web performance and security company

↑ Stock selection in health care, where a biopharmaceutical royalties acquirer was the leading contributor within the sector

↑ Lack of exposure to consumer staples

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class L	MSCI All Country World Net Index
12/15	$10,000	$10,000
1/16	$9,305	$9,397
2/16	$8,958	$9,332
3/16	$9,504	$10,024
4/16	$9,578	$10,172
5/16	$9,694	$10,185
6/16	$9,653	$10,123
7/16	$10,161	$10,559
8/16	$10,236	$10,595
9/16	$10,404	$10,660
10/16	$10,170	$10,479
11/16	$9,927	$10,558
12/16	$9,930	$10,786
1/17	$10,438	$11,081
2/17	$10,700	$11,392
3/17	$11,038	$11,532
4/17	$11,690	$11,711
5/17	$12,248	$11,970
6/17	$12,163	$12,024
7/17	$12,671	$12,360
8/17	$12,891	$12,408
9/17	$12,840	$12,647
10/17	$13,212	$12,910
11/17	$13,618	$13,160
12/17	$13,936	$13,372
1/18	$15,041	$14,127
2/18	$14,692	$13,533
3/18	$14,352	$13,244
4/18	$14,673	$13,370
5/18	$15,003	$13,387
6/18	$15,070	$13,314
7/18	$14,927	$13,716
8/18	$15,351	$13,824
9/18	$15,303	$13,884
10/18	$13,724	$12,843
11/18	$14,017	$13,031
12/18	$13,030	$12,113
1/19	$14,372	$13,070
2/19	$15,181	$13,419
3/19	$15,674	$13,588
4/19	$16,355	$14,047
5/19	$15,713	$13,214
6/19	$16,660	$14,079
7/19	$16,818	$14,120
8/19	$16,216	$13,785
9/19	$15,842	$14,075
10/19	$15,980	$14,460
11/19	$16,798	$14,813
12/19	$16,982	$15,335
1/20	$17,759	$15,166
2/20	$16,891	$13,941
3/20	$14,811	$12,059
4/20	$17,597	$13,350
5/20	$20,959	$13,931
6/20	$23,322	$14,376
7/20	$25,270	$15,137
8/20	$26,987	$16,063
9/20	$26,421	$15,545
10/20	$26,098	$15,167
11/20	$30,752	$17,037
12/20	$32,839	$17,828
1/21	$32,295	$17,747
2/21	$33,699	$18,158
3/21	$31,184	$18,643
4/21	$32,221	$19,458
5/21	$30,964	$19,761
6/21	$33,531	$20,021
7/21	$33,217	$20,159
8/21	$33,877	$20,664
9/21	$31,090	$19,810
10/21	$33,227	$20,821
11/21	$30,974	$20,320
12/21	$27,926	$21,133
1/22	$21,316	$20,095
2/22	$21,491	$19,576
3/22	$19,707	$20,000
4/22	$15,476	$18,399
5/22	$13,587	$18,420
6/22	$12,468	$16,868
7/22	$14,304	$18,046
8/22	$14,217	$17,381
9/22	$12,975	$15,717
10/22	$13,290	$16,666
11/22	$13,220	$17,958
12/22	$11,712	$17,252
1/23	$13,935	$18,488
2/23	$13,358	$17,958
3/23	$14,110	$18,512
4/23	$13,428	$18,778
5/23	$14,601	$18,577
6/23	$15,651	$19,656
7/23	$16,999	$20,375
8/23	$15,423	$19,806
9/23	$14,443	$18,987
10/23	$13,148	$18,416
11/23	$15,563	$20,116
12/23	$17,542	$21,082
1/24	$16,334	$21,206
2/24	$18,347	$22,116
3/24	$18,872	$22,810
4/24	$17,402	$22,057
5/24	$17,419	$22,953
6/24	$18,049	$23,464
7/24	$18,207	$23,843
8/24	$19,537	$24,448
9/24	$20,780	$25,016
10/24	$22,128	$24,455
11/24	$27,135	$25,369
12/24	$25,761	$24,769
1/25	$28,035	$25,600
2/25	$26,272	$25,446
3/25	$23,310	$24,441
4/25	$25,461	$24,669
5/25	$28,282	$26,087
6/25	$29,992	$27,258
7/25	$30,222	$27,628
8/25	$31,315	$28,310
9/25	$33,131	$29,336
10/25	$33,819	$29,992
11/25	$30,433	$29,989
12/25	$29,657	$30,302

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	15.13%	(2.02)%	11.48%
MSCI All Country World Net Index	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 63,259,926
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 196,136
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$63,259,926
# of Portfolio Holdings	40
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$196,136

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	3.2%
Communication Services	3.4%
Real Estate	4.3%
Industrials	6.7%
Health Care	13.0%
Consumer Discretionary	15.4%
Financials	17.4%
Information Technology	36.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.3%
Tesla, Inc.	8.1%
Affirm Holdings, Inc.	6.4%
Shopify, Inc.	5.8%
Royalty Pharma PLC	5.6%
AppLovin Corp.	5.5%
Adyen NV	4.9%
MercadoLibre, Inc.	4.8%
Roivant Sciences Ltd.	4.7%
QXO, Inc.	4.6%
Total	62.7%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000228507
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio
Class Name	Class R6
Trading Symbol	MGZZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$102	0.94%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Stock selection and average overweight in consumer discretionary, as an underperforming cross-border ecommerce platform led the sector lower

↓ Stock selection and average overweight in real estate, driven by a digital homebuying platform

↓ Stock selection and average underweight in financials, where the greatest detractor was a Bitcoin development company

↑ Stock selection and average overweight in information technology, led by an outperforming web performance and security company

↑ Stock selection in health care, where a biopharmaceutical royalties acquirer was the leading contributor within the sector

↑ Lack of exposure to consumer staples

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Net Index
6/21	$5,000,000	$5,000,000
6/21	$5,194,669	$4,995,538
7/21	$5,149,745	$5,029,961
8/21	$5,256,065	$5,155,858
9/21	$4,827,793	$4,942,870
10/21	$5,163,223	$5,195,172
11/21	$4,817,311	$5,070,070
12/21	$4,344,401	$5,272,875
1/22	$3,318,838	$5,013,912
2/22	$3,347,325	$4,884,416
3/22	$3,074,317	$4,990,208
4/22	$2,414,348	$4,590,782
5/22	$2,122,347	$4,596,155
6/22	$1,949,046	$4,208,716
7/22	$2,236,298	$4,502,621
8/22	$2,224,428	$4,336,857
9/22	$2,032,135	$3,921,693
10/22	$2,084,363	$4,158,356
11/22	$2,074,867	$4,480,892
12/22	$1,839,296	$4,304,564
1/23	$2,188,620	$4,613,102
2/23	$2,100,695	$4,480,890
3/23	$2,219,513	$4,619,048
4/23	$2,112,577	$4,685,435
5/23	$2,300,308	$4,635,252
6/23	$2,469,029	$4,904,379
7/23	$2,682,901	$5,083,918
8/23	$2,433,384	$4,941,854
9/23	$2,281,298	$4,737,504
10/23	$2,079,308	$4,595,062
11/23	$2,464,277	$5,019,167
12/23	$2,777,955	$5,260,258
1/24	$2,587,847	$5,291,095
2/24	$2,911,031	$5,518,153
3/24	$2,994,203	$5,691,406
4/24	$2,763,697	$5,503,630
5/24	$2,768,450	$5,727,152
6/24	$2,868,257	$5,854,708
7/24	$2,896,773	$5,949,130
8/24	$3,110,644	$6,100,217
9/24	$3,312,634	$6,241,931
10/24	$3,526,506	$6,101,820
11/24	$4,329,713	$6,330,050
12/24	$4,114,296	$6,180,208
1/25	$4,482,417	$6,387,652
2/25	$4,203,318	$6,349,171
3/25	$3,729,332	$6,098,349
4/25	$4,075,799	$6,155,226
5/25	$4,535,349	$6,509,021
6/25	$4,812,042	$6,801,283
7/25	$4,852,944	$6,893,521
8/25	$5,030,990	$7,063,728
9/25	$5,326,930	$7,319,732
10/25	$5,440,013	$7,483,444
11/25	$4,898,658	$7,482,613
12/25	$4,775,951	$7,560,706

Average Annual Return [Table Text Block]
AATR	1 Year	Since 6/14/21 (Inception)
Class R6	16.08%	(1.00)%
MSCI All Country World Net Index	22.34%	9.52%

Performance Inception Date	Jun. 14, 2021
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 63,259,926
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 196,136
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$63,259,926
# of Portfolio Holdings	40
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$196,136

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	3.2%
Communication Services	3.4%
Real Estate	4.3%
Industrials	6.7%
Health Care	13.0%
Consumer Discretionary	15.4%
Financials	17.4%
Information Technology	36.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.3%
Tesla, Inc.	8.1%
Affirm Holdings, Inc.	6.4%
Shopify, Inc.	5.8%
Royalty Pharma PLC	5.6%
AppLovin Corp.	5.5%
Adyen NV	4.9%
MercadoLibre, Inc.	4.8%
Roivant Sciences Ltd.	4.7%
QXO, Inc.	4.6%
Total	62.7%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085100
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio
Class Name	Class A
Trading Symbol	MGGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.22%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Stock selection in financials, where exposure in a financial technology company was the main detractor

↓ Stock selection in communication services

↓ An average overweight in consumer discretionary, where exposure to a Chinese consumer services app was the primary detractor

↑ No exposure to health care

↑ No exposure to consumer staples

↑ An average overweight in communication services, led by a Swedish audio streaming platform

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI All Country World Net Index
12/15	$9,474	$10,000
1/16	$9,025	$9,397
2/16	$8,593	$9,332
3/16	$9,113	$10,024
4/16	$9,249	$10,172
5/16	$9,474	$10,185
6/16	$9,249	$10,123
7/16	$9,836	$10,559
8/16	$9,843	$10,595
9/16	$10,051	$10,660
10/16	$9,982	$10,479
11/16	$9,634	$10,558
12/16	$9,533	$10,786
1/17	$10,086	$11,081
2/17	$10,511	$11,392
3/17	$11,045	$11,532
4/17	$11,508	$11,711
5/17	$12,105	$11,970
6/17	$12,061	$12,024
7/17	$12,880	$12,360
8/17	$13,109	$12,408
9/17	$13,331	$12,647
10/17	$13,693	$12,910
11/17	$13,871	$13,160
12/17	$14,207	$13,372
1/18	$15,386	$14,127
2/18	$15,087	$13,533
3/18	$14,985	$13,244
4/18	$15,227	$13,370
5/18	$16,145	$13,387
6/18	$15,960	$13,314
7/18	$15,773	$13,716
8/18	$15,998	$13,824
9/18	$15,786	$13,884
10/18	$14,033	$12,843
11/18	$14,252	$13,031
12/18	$13,359	$12,113
1/19	$14,759	$13,070
2/19	$15,202	$13,419
3/19	$15,812	$13,588
4/19	$16,601	$14,047
5/19	$15,825	$13,214
6/19	$16,794	$14,079
7/19	$16,666	$14,120
8/19	$16,460	$13,785
9/19	$16,197	$14,075
10/19	$16,768	$14,460
11/19	$17,609	$14,813
12/19	$18,039	$15,335
1/20	$18,392	$15,166
2/20	$17,584	$13,941
3/20	$15,914	$12,059
4/20	$17,943	$13,350
5/20	$19,497	$13,931
6/20	$20,941	$14,376
7/20	$22,360	$15,137
8/20	$24,947	$16,063
9/20	$24,838	$15,545
10/20	$24,356	$15,167
11/20	$27,033	$17,037
12/20	$27,967	$17,828
1/21	$27,622	$17,747
2/21	$28,636	$18,158
3/21	$27,609	$18,643
4/21	$29,253	$19,458
5/21	$28,766	$19,761
6/21	$29,747	$20,021
7/21	$28,941	$20,159
8/21	$29,552	$20,664
9/21	$28,194	$19,810
10/21	$29,650	$20,821
11/21	$27,941	$20,320
12/21	$27,952	$21,133
1/22	$24,887	$20,095
2/22	$22,972	$19,576
3/22	$22,267	$20,000
4/22	$18,929	$18,399
5/22	$17,971	$18,420
6/22	$16,165	$16,868
7/22	$18,039	$18,046
8/22	$17,588	$17,381
9/22	$15,508	$15,717
10/22	$16,056	$16,666
11/22	$17,560	$17,958
12/22	$16,285	$17,252
1/23	$18,949	$18,488
2/23	$18,423	$17,958
3/23	$19,628	$18,512
4/23	$19,739	$18,778
5/23	$20,477	$18,577
6/23	$21,852	$19,656
7/23	$22,989	$20,375
8/23	$22,191	$19,806
9/23	$20,765	$18,987
10/23	$20,222	$18,416
11/23	$23,218	$20,116
12/23	$24,311	$21,082
1/24	$24,789	$21,206
2/24	$27,080	$22,116
3/24	$27,358	$22,810
4/24	$25,978	$22,057
5/24	$26,108	$22,953
6/24	$27,149	$23,464
7/24	$26,516	$23,843
8/24	$28,200	$24,448
9/24	$29,771	$25,016
10/24	$30,101	$24,455
11/24	$31,888	$25,369
12/24	$30,897	$24,769
1/25	$32,998	$25,600
2/25	$32,722	$25,446
3/25	$30,450	$24,441
4/25	$31,981	$24,669
5/25	$34,376	$26,087
6/25	$36,219	$27,258
7/25	$34,936	$27,628
8/25	$35,240	$28,310
9/25	$36,001	$29,336
10/25	$35,925	$29,992
11/25	$34,309	$29,989
12/25	$34,629	$30,302

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	12.08%	4.37%	13.84%
Class A, with 5.25% maximum front end sales charge	6.20%	3.25%	13.23%
MSCI All Country World Net Index	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 3,250,236,407
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 24,263,396
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,250,236,407
# of Portfolio Holdings	35
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$24,263,396

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	3.8%
Industrials	15.3%
Financials	15.9%
Information Technology	16.1%
Communication Services	16.7%
Consumer Discretionary	32.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Meta Platforms, Inc.	7.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.1%
Uber Technologies, Inc.	5.7%
DoorDash, Inc.	5.5%
DSV AS	4.7%
MercadoLibre, Inc.	4.5%
Spotify Technology SA	4.5%
Schneider Electric SE	4.2%
ICICI Bank Ltd.	3.1%
ASML Holding NV	3.0%
Total	48.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155900
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio
Class Name	Class C
Trading Symbol	MSOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	1.94%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Stock selection in financials, where exposure in a financial technology company was the main detractor

↓ Stock selection in communication services

↓ An average overweight in consumer discretionary, where exposure to a Chinese consumer services app was the primary detractor

↑ No exposure to health care

↑ No exposure to consumer staples

↑ An average overweight in communication services, led by a Swedish audio streaming platform

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI All Country World Net Index
12/15	$10,000	$10,000
1/16	$9,519	$9,397
2/16	$9,063	$9,332
3/16	$9,614	$10,024
4/16	$9,747	$10,172
5/16	$9,981	$10,185
6/16	$9,734	$10,123
7/16	$10,343	$10,559
8/16	$10,343	$10,595
9/16	$10,567	$10,660
10/16	$10,479	$10,479
11/16	$10,106	$10,558
12/16	$10,005	$10,786
1/17	$10,570	$11,081
2/17	$11,012	$11,392
3/17	$11,564	$11,532
4/17	$12,041	$11,711
5/17	$12,661	$11,970
6/17	$12,606	$12,024
7/17	$13,451	$12,360
8/17	$13,682	$12,408
9/17	$13,914	$12,647
10/17	$14,281	$12,910
11/17	$14,452	$13,160
12/17	$14,798	$13,372
1/18	$16,022	$14,127
2/18	$15,694	$13,533
3/18	$15,585	$13,244
4/18	$15,831	$13,370
5/18	$16,775	$13,387
6/18	$16,569	$13,314
7/18	$16,362	$13,716
8/18	$16,582	$13,824
9/18	$16,362	$13,884
10/18	$14,537	$12,843
11/18	$14,757	$13,031
12/18	$13,821	$12,113
1/19	$15,260	$13,070
2/19	$15,708	$13,419
3/19	$16,327	$13,588
4/19	$17,140	$14,047
5/19	$16,327	$13,214
6/19	$17,319	$14,079
7/19	$17,168	$14,120
8/19	$16,947	$13,785
9/19	$16,665	$14,075
10/19	$17,243	$14,460
11/19	$18,097	$14,813
12/19	$18,524	$15,335
1/20	$18,882	$15,166
2/20	$18,035	$13,941
3/20	$16,321	$12,059
4/20	$18,386	$13,350
5/20	$19,970	$13,931
6/20	$21,437	$14,376
7/20	$22,876	$15,137
8/20	$25,500	$16,063
9/20	$25,383	$15,545
10/20	$24,866	$15,167
11/20	$27,587	$17,037
12/20	$28,526	$17,828
1/21	$28,156	$17,747
2/21	$29,174	$18,158
3/21	$28,107	$18,643
4/21	$29,767	$19,458
5/21	$29,251	$19,761
6/21	$30,234	$20,021
7/21	$29,390	$20,159
8/21	$29,997	$20,664
9/21	$28,602	$19,810
10/21	$30,067	$20,821
11/21	$28,316	$20,320
12/21	$28,307	$21,133
1/22	$25,191	$20,095
2/22	$23,239	$19,576
3/22	$22,510	$20,000
4/22	$19,129	$18,399
5/22	$18,142	$18,420
6/22	$16,315	$16,868
7/22	$18,194	$18,046
8/22	$17,730	$17,381
9/22	$15,623	$15,717
10/22	$16,161	$16,666
11/22	$17,671	$17,958
12/22	$16,377	$17,252
1/23	$19,044	$18,488
2/23	$18,505	$17,958
3/23	$19,704	$18,512
4/23	$19,797	$18,778
5/23	$20,531	$18,577
6/23	$21,898	$19,656
7/23	$23,022	$20,375
8/23	$22,214	$19,806
9/23	$20,773	$18,987
10/23	$20,215	$18,416
11/23	$23,190	$20,116
12/23	$24,275	$21,082
1/24	$24,752	$21,206
2/24	$27,040	$22,116
3/24	$27,317	$22,810
4/24	$25,939	$22,057
5/24	$26,069	$22,953
6/24	$27,109	$23,464
7/24	$26,477	$23,843
8/24	$28,158	$24,448
9/24	$29,727	$25,016
10/24	$30,056	$24,455
11/24	$31,842	$25,369
12/24	$30,852	$24,769
1/25	$32,949	$25,600
2/25	$32,674	$25,446
3/25	$30,406	$24,441
4/25	$31,933	$24,669
5/25	$34,325	$26,087
6/25	$36,166	$27,258
7/25	$34,885	$27,628
8/25	$35,189	$28,310
9/25	$35,948	$29,336
10/25	$35,872	$29,992
11/25	$34,259	$29,989
12/25	$34,578	$30,302

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	11.31%	3.63%	13.21%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	10.32%	3.63%	13.21%
MSCI All Country World Net Index	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 3,250,236,407
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 24,263,396
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,250,236,407
# of Portfolio Holdings	35
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$24,263,396

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	3.8%
Industrials	15.3%
Financials	15.9%
Information Technology	16.1%
Communication Services	16.7%
Consumer Discretionary	32.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Meta Platforms, Inc.	7.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.1%
Uber Technologies, Inc.	5.7%
DoorDash, Inc.	5.5%
DSV AS	4.7%
MercadoLibre, Inc.	4.5%
Spotify Technology SA	4.5%
Schneider Electric SE	4.2%
ICICI Bank Ltd.	3.1%
ASML Holding NV	3.0%
Total	48.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085098
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio
Class Name	Class I
Trading Symbol	MGGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	0.93%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Stock selection in financials, where exposure in a financial technology company was the main detractor

↓ Stock selection in communication services

↓ An average overweight in consumer discretionary, where exposure to a Chinese consumer services app was the primary detractor

↑ No exposure to health care

↑ No exposure to consumer staples

↑ An average overweight in communication services, led by a Swedish audio streaming platform

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI All Country World Net Index
12/15	$1,000,000	$1,000,000
1/16	$952,934	$939,689
2/16	$907,702	$933,221
3/16	$963,325	$1,002,382
4/16	$977,995	$1,017,178
5/16	$1,001,834	$1,018,463
6/16	$978,606	$1,012,294
7/16	$1,040,502	$1,055,920
8/16	$1,041,154	$1,059,471
9/16	$1,064,639	$1,065,964
10/16	$1,056,811	$1,047,872
11/16	$1,020,279	$1,055,835
12/16	$1,010,501	$1,078,643
1/17	$1,068,862	$1,108,136
2/17	$1,114,764	$1,139,221
3/17	$1,171,158	$1,153,158
4/17	$1,220,339	$1,171,129
5/17	$1,284,602	$1,196,991
6/17	$1,280,011	$1,202,434
7/17	$1,367,225	$1,236,039
8/17	$1,392,144	$1,240,774
9/17	$1,416,406	$1,264,746
10/17	$1,455,095	$1,291,009
11/17	$1,474,112	$1,316,000
12/17	$1,510,109	$1,337,216
1/18	$1,636,500	$1,412,658
2/18	$1,604,244	$1,353,328
3/18	$1,594,370	$1,324,358
4/18	$1,620,701	$1,337,005
5/18	$1,718,786	$1,338,674
6/18	$1,699,696	$1,331,425
7/18	$1,679,715	$1,371,576
8/18	$1,704,232	$1,382,352
9/18	$1,682,366	$1,388,368
10/18	$1,496,172	$1,284,325
11/18	$1,520,026	$1,303,109
12/18	$1,424,611	$1,211,325
1/19	$1,574,360	$1,306,971
2/19	$1,622,068	$1,341,929
3/19	$1,687,667	$1,358,805
4/19	$1,772,481	$1,404,686
5/19	$1,690,317	$1,321,361
6/19	$1,794,347	$1,407,883
7/19	$1,780,432	$1,412,009
8/19	$1,759,228	$1,378,513
9/19	$1,731,399	$1,407,519
10/19	$1,793,022	$1,446,041
11/19	$1,883,136	$1,481,341
12/19	$1,929,519	$1,533,506
1/20	$1,967,951	$1,516,567
2/20	$1,881,149	$1,394,075
3/20	$1,703,569	$1,205,870
4/20	$1,921,568	$1,335,049
5/20	$2,088,545	$1,393,111
6/20	$2,242,934	$1,437,625
7/20	$2,395,996	$1,513,657
8/20	$2,673,630	$1,606,300
9/20	$2,663,028	$1,554,508
10/20	$2,611,344	$1,516,720
11/20	$2,898,917	$1,703,675
12/20	$2,999,879	$1,782,776
1/21	$2,963,679	$1,774,668
2/21	$3,072,949	$1,815,775
3/21	$2,963,679	$1,864,273
4/21	$3,140,655	$1,945,784
5/21	$3,089,037	$1,976,065
6/21	$3,194,955	$2,002,104
7/21	$3,109,148	$2,015,901
8/21	$3,176,185	$2,066,357
9/21	$3,030,716	$1,980,996
10/21	$3,188,251	$2,082,114
11/21	$3,005,242	$2,031,975
12/21	$3,006,402	$2,113,255
1/22	$2,678,226	$2,009,468
2/22	$2,471,883	$1,957,569
3/22	$2,396,530	$1,999,968
4/22	$2,038,071	$1,839,887
5/22	$1,935,252	$1,842,040
6/22	$1,741,586	$1,686,763
7/22	$1,943,703	$1,804,554
8/22	$1,895,815	$1,738,119
9/22	$1,671,866	$1,571,730
10/22	$1,731,023	$1,666,580
11/22	$1,893,702	$1,795,845
12/22	$1,757,634	$1,725,177
1/23	$2,044,524	$1,848,832
2/23	$1,988,356	$1,795,845
3/23	$2,118,839	$1,851,215
4/23	$2,130,937	$1,877,822
5/23	$2,211,301	$1,857,710
6/23	$2,361,659	$1,965,570
7/23	$2,484,365	$2,037,525
8/23	$2,398,816	$1,980,589
9/23	$2,245,866	$1,898,690
10/23	$2,187,105	$1,841,602
11/23	$2,511,153	$2,011,575
12/23	$2,631,164	$2,108,199
1/24	$2,683,240	$2,120,557
2/24	$2,932,146	$2,211,558
3/24	$2,963,039	$2,280,994
4/24	$2,812,989	$2,205,737
5/24	$2,828,877	$2,295,320
6/24	$2,941,855	$2,346,441
7/24	$2,874,774	$2,384,284
8/24	$3,057,482	$2,444,836
9/24	$3,228,715	$2,501,632
10/24	$3,264,903	$2,445,479
11/24	$3,459,968	$2,536,948
12/24	$3,352,928	$2,476,895
1/25	$3,581,580	$2,560,034
2/25	$3,552,759	$2,544,612
3/25	$3,306,813	$2,444,088
4/25	$3,473,979	$2,466,882
5/25	$3,735,296	$2,608,676
6/25	$3,936,088	$2,725,808
7/25	$3,797,743	$2,762,776
8/25	$3,831,369	$2,830,991
9/25	$3,914,952	$2,933,591
10/25	$3,908,227	$2,999,204
11/25	$3,733,375	$2,998,871
12/25	$3,768,553	$3,030,169

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	12.40%	4.67%	14.19%
MSCI All Country World Net Index	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 3,250,236,407
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 24,263,396
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,250,236,407
# of Portfolio Holdings	35
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$24,263,396

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	3.8%
Industrials	15.3%
Financials	15.9%
Information Technology	16.1%
Communication Services	16.7%
Consumer Discretionary	32.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Meta Platforms, Inc.	7.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.1%
Uber Technologies, Inc.	5.7%
DoorDash, Inc.	5.5%
DSV AS	4.7%
MercadoLibre, Inc.	4.5%
Spotify Technology SA	4.5%
Schneider Electric SE	4.2%
ICICI Bank Ltd.	3.1%
ASML Holding NV	3.0%
Total	48.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198822
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio
Class Name	Class IR
Trading Symbol	MGORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$89	0.84%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Stock selection in financials, where exposure in a financial technology company was the main detractor

↓ Stock selection in communication services

↓ An average overweight in consumer discretionary, where exposure to a Chinese consumer services app was the primary detractor

↑ No exposure to health care

↑ No exposure to consumer staples

↑ An average overweight in communication services, led by a Swedish audio streaming platform

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class IR	MSCI All Country World Net Index
6/18	$5,000,000	$5,000,000
6/18	$4,850,019	$4,887,818
7/18	$4,795,004	$5,035,219
8/18	$4,864,825	$5,074,777
9/18	$4,802,553	$5,096,864
10/18	$4,270,403	$4,714,910
11/18	$4,340,224	$4,783,868
12/18	$4,068,489	$4,446,918
1/19	$4,496,850	$4,798,045
2/19	$4,632,718	$4,926,379
3/19	$4,819,536	$4,988,333
4/19	$5,062,966	$5,156,768
5/19	$4,827,084	$4,850,873
6/19	$5,125,239	$5,168,506
7/19	$5,085,611	$5,183,651
8/19	$5,025,225	$5,060,683
9/19	$4,945,969	$5,167,168
10/19	$5,123,352	$5,308,586
11/19	$5,381,878	$5,438,177
12/19	$5,513,972	$5,629,683
1/20	$5,625,308	$5,567,498
2/20	$5,378,104	$5,117,812
3/20	$4,870,487	$4,426,891
4/20	$5,493,214	$4,901,122
5/20	$5,970,639	$5,114,277
6/20	$6,414,097	$5,277,690
7/20	$6,850,006	$5,556,812
8/20	$7,644,456	$5,896,917
9/20	$7,614,263	$5,706,782
10/20	$7,468,960	$5,568,058
11/20	$8,291,716	$6,254,393
12/20	$8,583,060	$6,544,781
1/21	$8,478,062	$6,515,015
2/21	$8,793,054	$6,665,925
3/21	$8,479,971	$6,843,968
4/21	$8,987,777	$7,143,203
5/21	$8,838,872	$7,254,369
6/21	$9,144,318	$7,349,962
7/21	$8,899,961	$7,400,609
8/21	$9,090,865	$7,585,841
9/21	$8,676,603	$7,272,472
10/21	$9,127,137	$7,643,684
11/21	$8,604,059	$7,459,621
12/21	$8,609,306	$7,758,010
1/22	$7,668,979	$7,376,995
2/22	$7,079,520	$7,186,468
3/22	$6,864,989	$7,342,119
4/22	$5,838,449	$6,754,443
5/22	$5,543,719	$6,762,347
6/22	$4,990,350	$6,192,306
7/22	$5,569,784	$6,624,730
8/22	$5,433,446	$6,380,842
9/22	$4,791,859	$5,770,008
10/22	$4,960,275	$6,118,211
11/22	$5,427,432	$6,592,760
12/22	$5,035,664	$6,333,329
1/23	$5,861,022	$6,787,282
2/23	$5,698,898	$6,592,758
3/23	$6,074,731	$6,796,030
4/23	$6,109,121	$6,893,706
5/23	$6,340,024	$6,819,871
6/23	$6,769,898	$7,215,839
7/23	$7,123,623	$7,479,997
8/23	$6,877,981	$7,270,976
9/23	$6,438,281	$6,970,315
10/23	$6,271,245	$6,760,740
11/23	$7,202,228	$7,384,728
12/23	$7,545,830	$7,739,446
1/24	$7,696,345	$7,784,816
2/24	$8,411,292	$8,118,889
3/24	$8,499,093	$8,373,797
4/24	$8,070,124	$8,097,520
5/24	$8,115,279	$8,426,390
6/24	$8,441,395	$8,614,063
7/24	$8,248,234	$8,752,986
8/24	$8,775,037	$8,975,282
9/24	$9,264,212	$9,183,787
10/24	$9,369,572	$8,977,640
11/24	$9,928,987	$9,313,437
12/24	$9,619,690	$9,092,973
1/25	$10,277,190	$9,398,187
2/25	$10,192,615	$9,341,569
3/25	$9,488,735	$8,972,534
4/25	$9,971,630	$9,056,217
5/25	$10,721,889	$9,576,758
6/25	$11,297,543	$10,006,765
7/25	$10,901,951	$10,142,475
8/25	$11,000,167	$10,392,901
9/25	$11,240,250	$10,769,561
10/25	$11,221,152	$11,010,432
11/25	$10,719,161	$11,009,210
12/25	$10,824,696	$11,124,107

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 6/15/18 (Inception)
Class IR	12.53%	4.75%	10.78%
MSCI All Country World Net Index	22.34%	11.19%	11.18%

Performance Inception Date	Jun. 15, 2018
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 3,250,236,407
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 24,263,396
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,250,236,407
# of Portfolio Holdings	35
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$24,263,396

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	3.8%
Industrials	15.3%
Financials	15.9%
Information Technology	16.1%
Communication Services	16.7%
Consumer Discretionary	32.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Meta Platforms, Inc.	7.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.1%
Uber Technologies, Inc.	5.7%
DoorDash, Inc.	5.5%
DSV AS	4.7%
MercadoLibre, Inc.	4.5%
Spotify Technology SA	4.5%
Schneider Electric SE	4.2%
ICICI Bank Ltd.	3.1%
ASML Holding NV	3.0%
Total	48.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085099
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio
Class Name	Class L
Trading Symbol	MGGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$139	1.31%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Stock selection in financials, where exposure in a financial technology company was the main detractor

↓ Stock selection in communication services

↓ An average overweight in consumer discretionary, where exposure to a Chinese consumer services app was the primary detractor

↑ No exposure to health care

↑ No exposure to consumer staples

↑ An average overweight in communication services, led by a Swedish audio streaming platform

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class L	MSCI All Country World Net Index
12/15	$10,000	$10,000
1/16	$9,521	$9,397
2/16	$9,067	$9,332
3/16	$9,622	$10,024
4/16	$9,761	$10,172
5/16	$10,000	$10,185
6/16	$9,761	$10,123
7/16	$10,373	$10,559
8/16	$10,380	$10,595
9/16	$10,609	$10,660
10/16	$10,528	$10,479
11/16	$10,164	$10,558
12/16	$10,056	$10,786
1/17	$10,639	$11,081
2/17	$11,086	$11,392
3/17	$11,649	$11,532
4/17	$12,130	$11,711
5/17	$12,760	$11,970
6/17	$12,720	$12,024
7/17	$13,574	$12,360
8/17	$13,817	$12,408
9/17	$14,055	$12,647
10/17	$14,434	$12,910
11/17	$14,617	$13,160
12/17	$14,976	$13,372
1/18	$16,214	$14,127
2/18	$15,894	$13,533
3/18	$15,792	$13,244
4/18	$16,051	$13,370
5/18	$17,010	$13,387
6/18	$16,813	$13,314
7/18	$16,613	$13,716
8/18	$16,853	$13,824
9/18	$16,633	$13,884
10/18	$14,784	$12,843
11/18	$15,017	$13,031
12/18	$14,071	$12,113
1/19	$15,544	$13,070
2/19	$16,010	$13,419
3/19	$16,647	$13,588
4/19	$17,483	$14,047
5/19	$16,668	$13,214
6/19	$17,688	$14,079
7/19	$17,545	$14,120
8/19	$17,332	$13,785
9/19	$17,051	$14,075
10/19	$17,654	$14,460
11/19	$18,538	$14,813
12/19	$18,990	$15,335
1/20	$19,360	$15,166
2/20	$18,504	$13,941
3/20	$16,757	$12,059
4/20	$18,887	$13,350
5/20	$20,525	$13,931
6/20	$22,039	$14,376
7/20	$23,532	$15,137
8/20	$26,252	$16,063
9/20	$26,142	$15,545
10/20	$25,628	$15,167
11/20	$28,444	$17,037
12/20	$29,433	$17,828
1/21	$29,066	$17,747
2/21	$30,127	$18,158
3/21	$29,045	$18,643
4/21	$30,779	$19,458
5/21	$30,258	$19,761
6/21	$31,292	$20,021
7/21	$30,446	$20,159
8/21	$31,091	$20,664
9/21	$29,662	$19,810
10/21	$31,188	$20,821
11/21	$29,392	$20,320
12/21	$29,396	$21,133
1/22	$26,174	$20,095
2/22	$24,157	$19,576
3/22	$23,419	$20,000
4/22	$19,904	$18,399
5/22	$18,896	$18,420
6/22	$17,004	$16,868
7/22	$18,969	$18,046
8/22	$18,494	$17,381
9/22	$16,302	$15,717
10/22	$16,872	$16,666
11/22	$18,458	$17,958
12/22	$17,116	$17,252
1/23	$19,910	$18,488
2/23	$19,364	$17,958
3/23	$20,619	$18,512
4/23	$20,738	$18,778
5/23	$21,511	$18,577
6/23	$22,958	$19,656
7/23	$24,150	$20,375
8/23	$23,313	$19,806
9/23	$21,811	$18,987
10/23	$21,229	$18,416
11/23	$24,378	$20,116
12/23	$25,532	$21,082
1/24	$26,026	$21,206
2/24	$28,437	$22,116
3/24	$28,726	$22,810
4/24	$27,264	$22,057
5/24	$27,404	$22,953
6/24	$28,493	$23,464
7/24	$27,832	$23,843
8/24	$29,601	$24,448
9/24	$31,249	$25,016
10/24	$31,585	$24,455
11/24	$33,466	$25,369
12/24	$32,420	$24,769
1/25	$34,617	$25,600
2/25	$34,331	$25,446
3/25	$31,940	$24,441
4/25	$33,554	$24,669
5/25	$36,057	$26,087
6/25	$37,989	$27,258
7/25	$36,640	$27,628
8/25	$36,957	$28,310
9/25	$37,754	$29,336
10/25	$37,672	$29,992
11/25	$35,976	$29,989
12/25	$36,297	$30,302

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	11.96%	4.28%	13.76%
MSCI All Country World Net Index	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 3,250,236,407
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 24,263,396
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,250,236,407
# of Portfolio Holdings	35
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$24,263,396

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	3.8%
Industrials	15.3%
Financials	15.9%
Information Technology	16.1%
Communication Services	16.7%
Consumer Discretionary	32.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Meta Platforms, Inc.	7.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.1%
Uber Technologies, Inc.	5.7%
DoorDash, Inc.	5.5%
DSV AS	4.7%
MercadoLibre, Inc.	4.5%
Spotify Technology SA	4.5%
Schneider Electric SE	4.2%
ICICI Bank Ltd.	3.1%
ASML Holding NV	3.0%
Total	48.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126921
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio
Class Name	Class R6
Trading Symbol	MGTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$89	0.84%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Stock selection in financials, where exposure in a financial technology company was the main detractor

↓ Stock selection in communication services

↓ An average overweight in consumer discretionary, where exposure to a Chinese consumer services app was the primary detractor

↑ No exposure to health care

↑ No exposure to consumer staples

↑ An average overweight in communication services, led by a Swedish audio streaming platform

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Net Index
12/15	$5,000,000	$5,000,000
1/16	$4,761,905	$4,698,446
2/16	$4,536,020	$4,666,106
3/16	$4,816,850	$5,011,909
4/16	$4,887,057	$5,085,891
5/16	$5,009,158	$5,092,317
6/16	$4,893,162	$5,061,469
7/16	$5,202,234	$5,279,600
8/16	$5,208,749	$5,297,355
9/16	$5,322,762	$5,329,820
10/16	$5,286,930	$5,239,358
11/16	$5,104,509	$5,279,176
12/16	$5,055,682	$5,393,215
1/17	$5,347,104	$5,540,682
2/17	$5,576,313	$5,696,105
3/17	$5,861,186	$5,765,789
4/17	$6,106,767	$5,855,647
5/17	$6,427,658	$5,984,956
6/17	$6,404,738	$6,012,172
7/17	$6,840,233	$6,180,193
8/17	$6,964,661	$6,203,870
9/17	$7,089,088	$6,323,728
10/17	$7,282,278	$6,455,043
11/17	$7,377,236	$6,580,001
12/17	$7,560,273	$6,686,082
1/18	$8,191,392	$7,063,288
2/18	$8,030,325	$6,766,642
3/18	$7,981,019	$6,621,790
4/18	$8,112,502	$6,685,025
5/18	$8,602,276	$6,693,372
6/18	$8,506,951	$6,657,124
7/18	$8,403,876	$6,857,882
8/18	$8,526,295	$6,911,760
9/18	$8,417,111	$6,941,841
10/18	$7,484,082	$6,421,627
11/18	$7,603,192	$6,515,546
12/18	$7,123,443	$6,056,627
1/19	$7,874,498	$6,534,856
2/19	$8,112,718	$6,709,644
3/19	$8,440,271	$6,794,025
4/19	$8,867,082	$7,023,429
5/19	$8,453,506	$6,606,806
6/19	$8,972,958	$7,039,417
7/19	$8,906,785	$7,060,044
8/19	$8,800,910	$6,892,564
9/19	$8,661,948	$7,037,594
10/19	$8,969,649	$7,230,204
11/19	$9,422,929	$7,406,704
12/19	$9,654,532	$7,667,532
1/20	$9,849,740	$7,582,837
2/20	$9,416,312	$6,970,373
3/20	$8,529,604	$6,029,350
4/20	$9,618,137	$6,675,244
5/20	$10,455,216	$6,965,557
6/20	$11,232,740	$7,188,124
7/20	$11,997,030	$7,568,283
8/20	$13,386,647	$8,031,500
9/20	$13,333,709	$7,772,539
10/20	$13,078,946	$7,583,599
11/20	$14,521,501	$8,518,376
12/20	$15,028,976	$8,913,880
1/21	$14,844,880	$8,873,339
2/21	$15,397,169	$9,078,876
3/21	$14,848,227	$9,321,367
4/21	$15,738,585	$9,728,921
5/21	$15,477,502	$9,880,326
6/21	$16,013,056	$10,010,522
7/21	$15,581,266	$10,079,503
8/21	$15,919,334	$10,331,786
9/21	$15,192,989	$9,904,982
10/21	$15,982,931	$10,410,568
11/21	$15,065,795	$10,159,876
12/21	$15,078,365	$10,566,276
1/22	$13,429,553	$10,047,341
2/22	$12,399,485	$9,787,846
3/22	$12,023,317	$9,999,841
4/22	$10,226,851	$9,199,436
5/22	$9,710,059	$9,210,201
6/22	$8,739,756	$8,433,815
7/22	$9,755,762	$9,022,769
8/22	$9,513,186	$8,690,597
9/22	$8,388,197	$7,858,652
10/22	$8,687,022	$8,332,899
11/22	$9,506,155	$8,979,227
12/22	$8,819,188	$8,625,885
1/23	$10,262,484	$9,244,162
2/23	$9,982,441	$8,979,224
3/23	$10,637,310	$9,256,077
4/23	$10,697,627	$9,389,110
5/23	$11,102,612	$9,288,548
6/23	$11,856,573	$9,827,850
7/23	$12,472,666	$10,187,627
8/23	$12,046,140	$9,902,945
9/23	$11,274,946	$9,493,450
10/23	$10,981,978	$9,208,012
11/23	$12,614,842	$10,057,873
12/23	$13,213,182	$10,540,993
1/24	$13,477,182	$10,602,787
2/24	$14,726,780	$11,057,788
3/24	$14,885,180	$11,404,968
4/24	$14,132,781	$11,028,684
5/24	$14,211,981	$11,476,599
6/24	$14,783,980	$11,732,207
7/24	$14,445,181	$11,921,418
8/24	$15,364,779	$12,224,180
9/24	$16,227,178	$12,508,161
10/24	$16,407,578	$12,227,393
11/24	$17,393,177	$12,684,742
12/24	$16,855,375	$12,384,474
1/25	$18,008,738	$12,800,171
2/25	$17,860,380	$12,723,058
3/25	$16,625,660	$12,220,438
4/25	$17,467,950	$12,334,412
5/25	$18,784,028	$13,043,381
6/25	$19,793,819	$13,629,042
7/25	$19,099,887	$13,813,878
8/25	$19,272,174	$14,154,954
9/25	$19,693,319	$14,667,957
10/25	$19,659,819	$14,996,020
11/25	$18,784,028	$14,994,355
12/25	$18,964,389	$15,150,844

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	12.51%	4.76%	14.26%
MSCI All Country World Net Index	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 3,250,236,407
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 24,263,396
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,250,236,407
# of Portfolio Holdings	35
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$24,263,396

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	3.8%
Industrials	15.3%
Financials	15.9%
Information Technology	16.1%
Communication Services	16.7%
Consumer Discretionary	32.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Meta Platforms, Inc.	7.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.1%
Uber Technologies, Inc.	5.7%
DoorDash, Inc.	5.5%
DSV AS	4.7%
MercadoLibre, Inc.	4.5%
Spotify Technology SA	4.5%
Schneider Electric SE	4.2%
ICICI Bank Ltd.	3.1%
ASML Holding NV	3.0%
Total	48.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000211166
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio
Class Name	Class A
Trading Symbol	MGKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$154	1.35%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↑ Stock selection in information technology, led by an outperforming web performance and security company

↑ Stock selection in health care, where a biopharmaceutical royalties acquirer was the leading contributor within the sector

↑ Stock selection in industrials, with the largest contribution from an aerospace and defense company

↓ Stock selection and average overweight in consumer discretionary, where a hard surface flooring retailer was the largest detractor

↓ Stock selection and average overweight in real estate, driven by an underperforming Texas landowner

↓ Average underweight and stock selection in financials

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI All Country World Net Index
4/19	$9,479	$10,000
5/19	$9,280	$9,407
6/19	$9,801	$10,023
7/19	$9,773	$10,052
8/19	$9,858	$9,814
9/19	$9,791	$10,020
10/19	$9,839	$10,294
11/19	$10,047	$10,546
12/19	$10,057	$10,917
1/20	$10,152	$10,796
2/20	$9,431	$9,924
3/20	$8,265	$8,585
4/20	$9,412	$9,504
5/20	$10,142	$9,918
6/20	$10,483	$10,234
7/20	$10,976	$10,776
8/20	$11,412	$11,435
9/20	$11,223	$11,067
10/20	$10,957	$10,798
11/20	$12,085	$12,129
12/20	$12,729	$12,692
1/21	$12,206	$12,634
2/21	$12,863	$12,927
3/21	$13,110	$13,272
4/21	$13,881	$13,852
5/21	$13,967	$14,068
6/21	$14,338	$14,253
7/21	$14,767	$14,351
8/21	$15,034	$14,710
9/21	$14,262	$14,103
10/21	$15,272	$14,823
11/21	$14,929	$14,466
12/21	$15,182	$15,044
1/22	$13,821	$14,305
2/22	$13,419	$13,936
3/22	$13,832	$14,238
4/22	$12,393	$13,098
5/22	$12,081	$13,114
6/22	$11,456	$12,008
7/22	$12,616	$12,847
8/22	$11,746	$12,374
9/22	$10,865	$11,189
10/22	$11,746	$11,864
11/22	$12,862	$12,785
12/22	$12,129	$12,282
1/23	$13,298	$13,162
2/23	$13,105	$12,785
3/23	$13,787	$13,179
4/23	$13,696	$13,368
5/23	$13,980	$13,225
6/23	$14,457	$13,993
7/23	$15,036	$14,505
8/23	$14,354	$14,100
9/23	$13,366	$13,517
10/23	$12,537	$13,110
11/23	$13,650	$14,320
12/23	$14,605	$15,008
1/24	$14,462	$15,096
2/24	$15,920	$15,744
3/24	$16,410	$16,238
4/24	$14,964	$15,703
5/24	$15,514	$16,340
6/24	$15,227	$16,704
7/24	$15,860	$16,974
8/24	$15,836	$17,405
9/24	$15,776	$17,809
10/24	$15,406	$17,409
11/24	$16,410	$18,061
12/24	$16,120	$17,633
1/25	$17,312	$18,225
2/25	$17,427	$18,115
3/25	$16,694	$17,400
4/25	$17,226	$17,562
5/25	$18,864	$18,571
6/25	$20,401	$19,405
7/25	$20,200	$19,668
8/25	$20,674	$20,154
9/25	$21,004	$20,884
10/25	$21,062	$21,351
11/25	$20,272	$21,349
12/25	$20,549	$21,572

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 4/30/19 (Inception)
Class A	27.48%	10.05%	12.30%
Class A, with 5.25% maximum front end sales charge	20.80%	8.87%	11.40%
MSCI All Country World Net Index	22.34%	11.19%	12.22%

Performance Inception Date	Apr. 30, 2019
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 4,602,164
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,602,164
# of Portfolio Holdings	50
Portfolio Turnover Rate	86%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.5%
Energy	1.1%
Communication Services	1.7%
Consumer Staples	2.5%
Real Estate	2.9%
Materials	6.6%
Financials	11.8%
Health Care	15.2%
Consumer Discretionary	17.6%
Information Technology	19.8%
Industrials	20.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.4%
Royalty Pharma PLC	6.5%
Royal Gold, Inc.	6.2%
Eurofins Scientific SE	5.5%
QXO, Inc.	5.4%
Canadian National Railway Co.	5.4%
Core & Main, Inc.	5.0%
MercadoLibre, Inc.	4.9%
LVMH Moet Hennessy Louis Vuitton SE	4.9%
Floor & Decor Holdings, Inc.	3.5%
Total	59.7%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000211167
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio
Class Name	Class C
Trading Symbol	MGKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$238	2.10%

Expenses Paid, Amount	$ 238
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↑ Stock selection in information technology, led by an outperforming web performance and security company

↑ Stock selection in health care, where a biopharmaceutical royalties acquirer was the leading contributor within the sector

↑ Stock selection in industrials, with the largest contribution from an aerospace and defense company

↓ Stock selection and average overweight in consumer discretionary, where a hard surface flooring retailer was the largest detractor

↓ Stock selection and average overweight in real estate, driven by an underperforming Texas landowner

↓ Average underweight and stock selection in financials

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI All Country World Net Index
4/19	$10,000	$10,000
5/19	$9,780	$9,407
6/19	$10,330	$10,023
7/19	$10,290	$10,052
8/19	$10,370	$9,814
9/19	$10,300	$10,020
10/19	$10,340	$10,294
11/19	$10,550	$10,546
12/19	$10,560	$10,917
1/20	$10,650	$10,796
2/20	$9,890	$9,924
3/20	$8,660	$8,585
4/20	$9,850	$9,504
5/20	$10,610	$9,918
6/20	$10,970	$10,234
7/20	$11,470	$10,776
8/20	$11,920	$11,435
9/20	$11,710	$11,067
10/20	$11,430	$10,798
11/20	$12,600	$12,129
12/20	$13,263	$12,692
1/21	$12,702	$12,634
2/21	$13,393	$12,927
3/21	$13,634	$13,272
4/21	$14,425	$13,852
5/21	$14,515	$14,068
6/21	$14,886	$14,253
7/21	$15,327	$14,351
8/21	$15,587	$14,710
9/21	$14,776	$14,103
10/21	$15,818	$14,823
11/21	$15,457	$14,466
12/21	$15,702	$15,044
1/22	$14,277	$14,305
2/22	$13,865	$13,936
3/22	$14,277	$14,238
4/22	$12,783	$13,098
5/22	$12,453	$13,114
6/22	$11,806	$12,008
7/22	$12,994	$12,847
8/22	$12,088	$12,374
9/22	$11,182	$11,189
10/22	$12,076	$11,864
11/22	$13,206	$12,785
12/22	$12,444	$12,282
1/23	$13,643	$13,162
2/23	$13,440	$12,785
3/23	$14,135	$13,179
4/23	$14,027	$13,368
5/23	$14,303	$13,225
6/23	$14,782	$13,993
7/23	$15,370	$14,505
8/23	$14,662	$14,100
9/23	$13,643	$13,517
10/23	$12,792	$13,110
11/23	$13,907	$14,320
12/23	$14,879	$15,008
1/24	$14,727	$15,096
2/24	$16,206	$15,744
3/24	$16,687	$16,238
4/24	$15,208	$15,703
5/24	$15,764	$16,340
6/24	$15,460	$16,704
7/24	$16,092	$16,974
8/24	$16,055	$17,405
9/24	$15,991	$17,809
10/24	$15,599	$17,409
11/24	$16,611	$18,061
12/24	$16,308	$17,633
1/25	$17,499	$18,225
2/25	$17,606	$18,115
3/25	$16,858	$17,400
4/25	$17,392	$17,562
5/25	$19,026	$18,571
6/25	$20,553	$19,405
7/25	$20,339	$19,668
8/25	$20,812	$20,154
9/25	$21,133	$20,884
10/25	$21,164	$21,351
11/25	$20,370	$21,349
12/25	$20,633	$21,572

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 4/30/19 (Inception)
Class C	26.52%	9.24%	11.47%
Class C, with 1% maximum contingent deferred sales charge	25.52%	9.24%	11.47%
MSCI All Country World Net Index	22.34%	11.19%	12.22%

Performance Inception Date	Apr. 30, 2019
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 4,602,164
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,602,164
# of Portfolio Holdings	50
Portfolio Turnover Rate	86%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.5%
Energy	1.1%
Communication Services	1.7%
Consumer Staples	2.5%
Real Estate	2.9%
Materials	6.6%
Financials	11.8%
Health Care	15.2%
Consumer Discretionary	17.6%
Information Technology	19.8%
Industrials	20.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.4%
Royalty Pharma PLC	6.5%
Royal Gold, Inc.	6.2%
Eurofins Scientific SE	5.5%
QXO, Inc.	5.4%
Canadian National Railway Co.	5.4%
Core & Main, Inc.	5.0%
MercadoLibre, Inc.	4.9%
LVMH Moet Hennessy Louis Vuitton SE	4.9%
Floor & Decor Holdings, Inc.	3.5%
Total	59.7%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000211168
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio
Class Name	Class I
Trading Symbol	MGKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$114	1.00%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↑ Stock selection in information technology, led by an outperforming web performance and security company

↑ Stock selection in health care, where a biopharmaceutical royalties acquirer was the leading contributor within the sector

↑ Stock selection in industrials, with the largest contribution from an aerospace and defense company

↓ Stock selection and average overweight in consumer discretionary, where a hard surface flooring retailer was the largest detractor

↓ Stock selection and average overweight in real estate, driven by an underperforming Texas landowner

↓ Average underweight and stock selection in financials

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI All Country World Net Index
4/19	$1,000,000	$1,000,000
5/19	$979,000	$940,681
6/19	$1,035,000	$1,002,276
7/19	$1,032,000	$1,005,213
8/19	$1,041,000	$981,367
9/19	$1,034,000	$1,002,017
10/19	$1,040,000	$1,029,441
11/19	$1,062,000	$1,054,571
12/19	$1,063,000	$1,091,708
1/20	$1,074,000	$1,079,649
2/20	$998,000	$992,446
3/20	$875,000	$858,462
4/20	$996,000	$950,425
5/20	$1,074,000	$991,760
6/20	$1,111,000	$1,023,449
7/20	$1,163,000	$1,077,577
8/20	$1,210,000	$1,143,530
9/20	$1,189,000	$1,106,659
10/20	$1,162,000	$1,079,757
11/20	$1,282,000	$1,212,851
12/20	$1,350,640	$1,269,163
1/21	$1,295,244	$1,263,391
2/21	$1,366,755	$1,292,656
3/21	$1,392,942	$1,327,182
4/21	$1,474,524	$1,385,209
5/21	$1,484,596	$1,406,767
6/21	$1,524,883	$1,425,304
7/21	$1,570,207	$1,435,126
8/21	$1,599,415	$1,471,046
9/21	$1,517,833	$1,410,277
10/21	$1,625,602	$1,482,263
11/21	$1,590,351	$1,446,569
12/21	$1,617,056	$1,504,433
1/22	$1,472,087	$1,430,546
2/22	$1,429,657	$1,393,599
3/22	$1,473,266	$1,423,783
4/22	$1,321,225	$1,309,821
5/22	$1,288,223	$1,311,354
6/22	$1,222,221	$1,200,812
7/22	$1,345,975	$1,284,667
8/22	$1,254,044	$1,237,372
9/22	$1,159,755	$1,118,920
10/22	$1,254,044	$1,186,443
11/22	$1,374,262	$1,278,468
12/22	$1,295,628	$1,228,159
1/23	$1,421,592	$1,316,189
2/23	$1,401,198	$1,278,467
3/23	$1,474,377	$1,317,886
4/23	$1,464,779	$1,336,827
5/23	$1,494,771	$1,322,509
6/23	$1,547,556	$1,399,295
7/23	$1,609,938	$1,450,520
8/23	$1,536,759	$1,409,987
9/23	$1,431,189	$1,351,683
10/23	$1,343,614	$1,311,042
11/23	$1,463,580	$1,432,046
12/23	$1,566,727	$1,500,833
1/24	$1,551,566	$1,509,631
2/24	$1,708,238	$1,574,414
3/24	$1,761,305	$1,623,846
4/24	$1,607,159	$1,570,270
5/24	$1,666,543	$1,634,045
6/24	$1,636,219	$1,670,439
7/24	$1,704,448	$1,697,378
8/24	$1,701,921	$1,740,486
9/24	$1,696,867	$1,780,919
10/24	$1,656,435	$1,740,943
11/24	$1,765,095	$1,806,061
12/24	$1,734,222	$1,763,309
1/25	$1,863,642	$1,822,496
2/25	$1,875,822	$1,811,516
3/25	$1,798,171	$1,739,953
4/25	$1,856,029	$1,756,181
5/25	$2,032,648	$1,857,124
6/25	$2,200,132	$1,940,511
7/25	$2,177,294	$1,966,828
8/25	$2,230,584	$2,015,391
9/25	$2,267,126	$2,088,432
10/25	$2,273,216	$2,135,142
11/25	$2,189,474	$2,134,905
12/25	$2,219,110	$2,157,186

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 4/30/19 (Inception)
Class I	27.96%	10.44%	12.69%
MSCI All Country World Net Index	22.34%	11.19%	12.22%

Performance Inception Date	Apr. 30, 2019
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 4,602,164
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,602,164
# of Portfolio Holdings	50
Portfolio Turnover Rate	86%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.5%
Energy	1.1%
Communication Services	1.7%
Consumer Staples	2.5%
Real Estate	2.9%
Materials	6.6%
Financials	11.8%
Health Care	15.2%
Consumer Discretionary	17.6%
Information Technology	19.8%
Industrials	20.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.4%
Royalty Pharma PLC	6.5%
Royal Gold, Inc.	6.2%
Eurofins Scientific SE	5.5%
QXO, Inc.	5.4%
Canadian National Railway Co.	5.4%
Core & Main, Inc.	5.0%
MercadoLibre, Inc.	4.9%
LVMH Moet Hennessy Louis Vuitton SE	4.9%
Floor & Decor Holdings, Inc.	3.5%
Total	59.7%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000211165
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio
Class Name	Class R6
Trading Symbol	MGKQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$108	0.95%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↑ Stock selection in information technology, led by an outperforming web performance and security company

↑ Stock selection in health care, where a biopharmaceutical royalties acquirer was the leading contributor within the sector

↑ Stock selection in industrials, with the largest contribution from an aerospace and defense company

↓ Stock selection and average overweight in consumer discretionary, where a hard surface flooring retailer was the largest detractor

↓ Stock selection and average overweight in real estate, driven by an underperforming Texas landowner

↓ Average underweight and stock selection in financials

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Net Index
4/19	$5,000,000	$5,000,000
5/19	$4,895,000	$4,703,405
6/19	$5,175,000	$5,011,382
7/19	$5,160,000	$5,026,066
8/19	$5,205,000	$4,906,836
9/19	$5,170,000	$5,010,084
10/19	$5,200,000	$5,147,203
11/19	$5,315,000	$5,272,854
12/19	$5,320,000	$5,458,539
1/20	$5,370,000	$5,398,244
2/20	$4,995,000	$4,962,229
3/20	$4,375,000	$4,292,312
4/20	$4,985,000	$4,752,126
5/20	$5,375,000	$4,958,801
6/20	$5,555,000	$5,117,247
7/20	$5,820,000	$5,387,883
8/20	$6,050,000	$5,717,649
9/20	$5,950,000	$5,533,293
10/20	$5,815,000	$5,398,787
11/20	$6,415,000	$6,064,257
12/20	$6,761,060	$6,345,817
1/21	$6,483,967	$6,316,956
2/21	$6,836,631	$6,463,279
3/21	$6,972,658	$6,635,909
4/21	$7,380,740	$6,926,047
5/21	$7,431,120	$7,033,833
6/21	$7,632,642	$7,126,520
7/21	$7,859,354	$7,175,628
8/21	$8,005,458	$7,355,229
9/21	$7,597,376	$7,051,386
10/21	$8,141,485	$7,411,314
11/21	$7,960,115	$7,232,846
12/21	$8,093,663	$7,522,163
1/22	$7,368,594	$7,152,732
2/22	$7,156,378	$6,967,996
3/22	$7,380,383	$7,118,916
4/22	$6,619,945	$6,549,105
5/22	$6,454,888	$6,556,769
6/22	$6,118,880	$6,004,058
7/22	$6,743,737	$6,423,336
8/22	$6,278,042	$6,186,862
9/22	$5,812,347	$5,594,598
10/22	$6,283,937	$5,932,215
11/22	$6,879,319	$6,392,338
12/22	$6,491,924	$6,140,793
1/23	$7,121,917	$6,580,946
2/23	$7,019,918	$6,392,336
3/23	$7,385,914	$6,589,428
4/23	$7,337,914	$6,684,135
5/23	$7,493,913	$6,612,545
6/23	$7,751,910	$6,996,475
7/23	$8,063,906	$7,252,602
8/23	$7,697,910	$7,049,936
9/23	$7,175,916	$6,758,415
10/23	$6,731,922	$6,555,211
11/23	$7,331,915	$7,160,229
12/23	$7,852,135	$7,504,164
1/24	$7,776,268	$7,548,155
2/24	$8,560,217	$7,872,072
3/24	$8,825,749	$8,119,230
4/24	$8,054,444	$7,851,352
5/24	$8,351,586	$8,170,224
6/24	$8,199,854	$8,352,193
7/24	$8,547,573	$8,486,892
8/24	$8,534,929	$8,702,430
9/24	$8,509,640	$8,904,597
10/24	$8,307,331	$8,704,717
11/24	$8,851,037	$9,030,305
12/24	$8,702,278	$8,816,543
1/25	$9,342,376	$9,112,479
2/25	$9,410,958	$9,057,582
3/25	$9,022,327	$8,699,766
4/25	$9,311,895	$8,780,904
5/25	$10,195,839	$9,285,621
6/25	$11,034,062	$9,702,555
7/25	$10,919,759	$9,834,140
8/25	$11,186,466	$10,076,953
9/25	$11,369,351	$10,442,162
10/25	$11,399,832	$10,675,710
11/25	$10,980,721	$10,674,526
12/25	$11,134,243	$10,785,930

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 4/30/19 (Inception)
Class R6	27.95%	10.49%	12.75%
MSCI All Country World Net Index	22.34%	11.19%	12.22%

Performance Inception Date	Apr. 30, 2019
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 4,602,164
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,602,164
# of Portfolio Holdings	50
Portfolio Turnover Rate	86%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.5%
Energy	1.1%
Communication Services	1.7%
Consumer Staples	2.5%
Real Estate	2.9%
Materials	6.6%
Financials	11.8%
Health Care	15.2%
Consumer Discretionary	17.6%
Information Technology	19.8%
Industrials	20.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.4%
Royalty Pharma PLC	6.5%
Royal Gold, Inc.	6.2%
Eurofins Scientific SE	5.5%
QXO, Inc.	5.4%
Canadian National Railway Co.	5.4%
Core & Main, Inc.	5.0%
MercadoLibre, Inc.	4.9%
LVMH Moet Hennessy Louis Vuitton SE	4.9%
Floor & Decor Holdings, Inc.	3.5%
Total	59.7%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000129961
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio
Class Name	Class A
Trading Symbol	MGQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.15%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Negative stock selection driven by weakness in financials, industrials and information technology

↓ The largest absolute detractor was UnitedHealth Group, which declined following its unprecedented downgrade to full-year earnings per share guidance

↑ Sector allocation was modestly positive mainly driven by a slight overweight to information technology

↑ The top three absolute contributors were Alphabet, Taiwan Semiconductor Manufacturing Company and Galderma

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI All Country World Net Index	MSCI World/MSCI AC World Blended Index
12/15	$9,476	$10,000	$10,000
1/16	$9,385	$10,000	$10,000
2/16	$9,177	$9,332	$9,332
3/16	$9,676	$10,024	$9,965
4/16	$9,709	$10,172	$10,123
5/16	$9,834	$10,185	$10,180
6/16	$9,900	$10,123	$10,066
7/16	$10,109	$10,559	$10,491
8/16	$10,025	$10,595	$10,499
9/16	$10,016	$10,660	$10,555
10/16	$9,771	$10,479	$10,351
11/16	$9,594	$10,558	$10,500
12/16	$9,839	$10,786	$10,751
1/17	$10,122	$11,081	$11,011
2/17	$10,559	$11,392	$11,316
3/17	$10,760	$11,532	$11,437
4/17	$10,997	$11,711	$11,606
5/17	$11,453	$11,970	$11,851
6/17	$11,335	$12,024	$11,897
7/17	$11,472	$12,360	$12,182
8/17	$11,363	$12,408	$12,199
9/17	$11,390	$12,647	$12,473
10/17	$11,582	$12,910	$12,708
11/17	$11,839	$13,160	$12,984
12/17	$12,048	$13,372	$13,159
1/18	$12,619	$14,127	$13,854
2/18	$12,028	$13,533	$13,280
3/18	$12,048	$13,244	$12,991
4/18	$12,028	$13,370	$13,140
5/18	$12,300	$13,387	$13,222
6/18	$12,687	$13,314	$13,216
7/18	$12,899	$13,716	$13,629
8/18	$13,163	$13,824	$13,797
9/18	$13,339	$13,884	$13,874
10/18	$12,381	$12,843	$12,856
11/18	$12,889	$13,031	$13,002
12/18	$12,079	$12,113	$12,013
1/19	$12,560	$13,070	$12,948
2/19	$13,103	$13,419	$13,337
3/19	$13,574	$13,588	$13,512
4/19	$14,054	$14,047	$13,991
5/19	$13,594	$13,214	$13,184
6/19	$14,409	$14,079	$14,053
7/19	$14,493	$14,120	$14,122
8/19	$14,598	$13,785	$13,833
9/19	$14,566	$14,075	$14,128
10/19	$14,775	$14,460	$14,487
11/19	$15,235	$14,813	$14,891
12/19	$15,647	$15,335	$15,337
1/20	$15,882	$15,166	$15,244
2/20	$14,662	$13,941	$13,955
3/20	$13,463	$12,059	$12,108
4/20	$14,876	$13,350	$13,431
5/20	$15,486	$13,931	$14,080
6/20	$15,839	$14,376	$14,452
7/20	$16,738	$15,137	$15,144
8/20	$17,455	$16,063	$16,156
9/20	$16,974	$15,545	$15,598
10/20	$16,160	$15,167	$15,120
11/20	$17,466	$17,037	$17,053
12/20	$18,077	$17,828	$17,776
1/21	$17,672	$17,747	$17,599
2/21	$17,760	$18,158	$18,050
3/21	$18,493	$18,643	$18,651
4/21	$19,391	$19,458	$19,519
5/21	$19,391	$19,761	$19,800
6/21	$19,621	$20,021	$20,095
7/21	$20,190	$20,159	$20,455
8/21	$20,475	$20,664	$20,964
9/21	$19,588	$19,810	$20,094
10/21	$20,639	$20,821	$21,232
11/21	$20,004	$20,320	$20,767
12/21	$21,368	$21,133	$21,654
1/22	$20,089	$20,095	$20,508
2/22	$19,366	$19,576	$19,990
3/22	$19,444	$20,000	$20,538
4/22	$18,109	$18,399	$18,832
5/22	$18,098	$18,420	$18,846
6/22	$16,919	$16,868	$17,214
7/22	$18,131	$18,046	$18,581
8/22	$17,030	$17,381	$17,804
9/22	$15,395	$15,717	$16,149
10/22	$16,162	$16,666	$17,308
11/22	$17,597	$17,958	$18,512
12/22	$16,900	$17,252	$17,726
1/23	$17,960	$18,488	$18,980
2/23	$17,179	$17,958	$18,524
3/23	$18,139	$18,512	$19,096
4/23	$18,540	$18,778	$19,431
5/23	$18,317	$18,577	$19,237
6/23	$19,322	$19,656	$20,400
7/23	$19,646	$20,375	$21,085
8/23	$19,500	$19,806	$20,582
9/23	$18,462	$18,987	$19,694
10/23	$17,960	$18,416	$19,123
11/23	$19,724	$20,116	$20,915
12/23	$20,482	$21,082	$21,942
1/24	$20,884	$21,206	$22,205
2/24	$21,711	$22,116	$23,147
3/24	$21,722	$22,810	$23,891
4/24	$20,716	$22,057	$23,003
5/24	$21,353	$22,953	$24,030
6/24	$21,766	$23,464	$24,527
7/24	$22,359	$23,843	$24,923
8/24	$22,973	$24,448	$25,556
9/24	$23,532	$25,016	$26,150
10/24	$23,096	$24,455	$25,563
11/24	$24,403	$25,369	$26,519
12/24	$23,740	$24,769	$25,891
1/25	$24,958	$25,600	$26,760
2/25	$24,654	$25,446	$26,599
3/25	$23,957	$24,441	$25,548
4/25	$24,378	$24,669	$25,786
5/25	$25,698	$26,087	$27,269
6/25	$26,350	$27,258	$28,493
7/25	$25,828	$27,628	$28,879
8/25	$26,075	$28,310	$29,592
9/25	$26,133	$29,336	$30,665
10/25	$25,640	$29,992	$31,351
11/25	$25,176	$29,989	$31,347
12/25	$25,231	$30,302	$31,674

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	6.28%	6.90%	10.29%
Class A, with 5.25% maximum front end sales charge	0.68%	5.76%	9.70%
MSCI All Country World Net Index	22.34%	11.19%	11.72%
MSCI World/MSCI AC World Blended Index	22.34%	12.25%	12.22%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 34,431,548
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$34,431,548
# of Portfolio Holdings	36
Portfolio Turnover Rate	49%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Consumer Staples	2.0%
Health Care	6.1%
Communication Services	10.2%
Consumer Discretionary	13.3%
Industrials	18.0%
Financials	20.1%
Information Technology	30.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	6.5%
SAP SE	4.6%
Visa, Inc.	4.1%
Alphabet, Inc.	4.0%
Intercontinental Exchange, Inc.	3.8%
Mastercard, Inc.	3.7%
Uber Technologies, Inc.	3.6%
Microsoft Corp.	3.6%
Cencora, Inc.	3.6%
S&P Global, Inc.	3.5%
Total	41.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155911
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio
Class Name	Class C
Trading Symbol	MSGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$195	1.90%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Negative stock selection driven by weakness in financials, industrials and information technology

↓ The largest absolute detractor was UnitedHealth Group, which declined following its unprecedented downgrade to full-year earnings per share guidance

↑ Sector allocation was modestly positive mainly driven by a slight overweight to information technology

↑ The top three absolute contributors were Alphabet, Taiwan Semiconductor Manufacturing Company and Galderma

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI All Country World Net Index	MSCI World/MSCI AC World Blended Index
12/15	$10,000	$10,000	$10,000
1/16	$9,903	$9,397	$9,402
2/16	$9,673	$9,332	$9,332
3/16	$10,186	$10,024	$9,965
4/16	$10,212	$10,172	$10,123
5/16	$10,345	$10,185	$10,180
6/16	$10,407	$10,123	$10,066
7/16	$10,611	$10,559	$10,491
8/16	$10,521	$10,595	$10,499
9/16	$10,504	$10,660	$10,555
10/16	$10,243	$10,479	$10,351
11/16	$10,054	$10,558	$10,500
12/16	$10,306	$10,786	$10,751
1/17	$10,596	$11,081	$11,011
2/17	$11,040	$11,392	$11,316
3/17	$11,243	$11,532	$11,437
4/17	$11,485	$11,711	$11,606
5/17	$11,948	$11,970	$11,851
6/17	$11,823	$12,024	$11,897
7/17	$11,959	$12,360	$12,182
8/17	$11,842	$12,408	$12,199
9/17	$11,862	$12,647	$12,473
10/17	$12,046	$12,910	$12,708
11/17	$12,308	$13,160	$12,984
12/17	$12,518	$13,372	$13,159
1/18	$13,110	$14,127	$13,854
2/18	$12,477	$13,533	$13,280
3/18	$12,497	$13,244	$12,991
4/18	$12,467	$13,370	$13,140
5/18	$12,742	$13,387	$13,222
6/18	$13,130	$13,314	$13,216
7/18	$13,343	$13,716	$13,629
8/18	$13,611	$13,824	$13,797
9/18	$13,786	$13,884	$13,874
10/18	$12,787	$12,843	$12,856
11/18	$13,302	$13,031	$13,002
12/18	$12,455	$12,113	$12,013
1/19	$12,951	$13,070	$12,948
2/19	$13,491	$13,419	$13,337
3/19	$13,976	$13,588	$13,512
4/19	$14,461	$14,047	$13,991
5/19	$13,976	$13,214	$13,184
6/19	$14,814	$14,079	$14,053
7/19	$14,891	$14,120	$14,122
8/19	$14,980	$13,785	$13,833
9/19	$14,946	$14,075	$14,128
10/19	$15,145	$14,460	$14,487
11/19	$15,608	$14,813	$14,891
12/19	$16,021	$15,335	$15,337
1/20	$16,258	$15,166	$15,244
2/20	$14,996	$13,941	$13,955
3/20	$13,756	$12,059	$12,108
4/20	$15,187	$13,350	$13,431
5/20	$15,807	$13,931	$14,080
6/20	$16,156	$14,376	$14,452
7/20	$17,057	$15,137	$15,144
8/20	$17,779	$16,063	$16,156
9/20	$17,283	$15,545	$15,598
10/20	$16,438	$15,167	$15,120
11/20	$17,767	$17,037	$17,053
12/20	$18,373	$17,828	$17,776
1/21	$17,947	$17,747	$17,599
2/21	$18,027	$18,158	$18,050
3/21	$18,753	$18,643	$18,651
4/21	$19,664	$19,458	$19,519
5/21	$19,653	$19,761	$19,800
6/21	$19,872	$20,021	$20,095
7/21	$20,425	$20,159	$20,455
8/21	$20,701	$20,664	$20,964
9/21	$19,791	$19,810	$20,094
10/21	$20,840	$20,821	$21,232
11/21	$20,194	$20,320	$20,767
12/21	$21,558	$21,133	$21,654
1/22	$20,247	$20,095	$20,508
2/22	$19,510	$19,576	$19,990
3/22	$19,580	$20,000	$20,538
4/22	$18,222	$18,399	$18,832
5/22	$18,199	$18,420	$18,846
6/22	$17,005	$16,868	$17,214
7/22	$18,210	$18,046	$18,581
8/22	$17,087	$17,381	$17,804
9/22	$15,437	$15,717	$16,149
10/22	$16,197	$16,666	$17,308
11/22	$17,625	$17,958	$18,512
12/22	$16,915	$17,252	$17,726
1/23	$17,972	$18,488	$18,980
2/23	$17,173	$17,958	$18,524
3/23	$18,125	$18,512	$19,096
4/23	$18,524	$18,778	$19,431
5/23	$18,277	$18,577	$19,237
6/23	$19,276	$19,656	$20,400
7/23	$19,593	$20,375	$21,085
8/23	$19,428	$19,806	$20,582
9/23	$18,383	$18,987	$19,694
10/23	$17,878	$18,416	$19,123
11/23	$19,616	$20,116	$20,915
12/23	$20,356	$21,082	$21,942
1/24	$20,756	$21,206	$22,205
2/24	$21,578	$22,116	$23,147
3/24	$21,589	$22,810	$23,891
4/24	$20,590	$22,057	$23,003
5/24	$21,223	$22,953	$24,030
6/24	$21,634	$23,464	$24,527
7/24	$22,222	$23,843	$24,923
8/24	$22,833	$24,448	$25,556
9/24	$23,388	$25,016	$26,150
10/24	$22,955	$24,455	$25,563
11/24	$24,254	$25,369	$26,519
12/24	$23,595	$24,769	$25,891
1/25	$24,806	$25,600	$26,760
2/25	$24,503	$25,446	$26,599
3/25	$23,811	$24,441	$25,548
4/25	$24,229	$24,669	$25,786
5/25	$25,541	$26,087	$27,269
6/25	$26,189	$27,258	$28,493
7/25	$25,670	$27,628	$28,879
8/25	$25,916	$28,310	$29,592
9/25	$25,973	$29,336	$30,665
10/25	$25,483	$29,992	$31,351
11/25	$25,022	$29,989	$31,347
12/25	$25,077	$30,302	$31,674

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	5.46%	6.09%	9.63%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	4.69%	6.09%	9.63%
MSCI All Country World Net Index	22.34%	11.19%	11.72%
MSCI World/MSCI AC World Blended Index	22.34%	12.25%	12.22%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 34,431,548
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$34,431,548
# of Portfolio Holdings	36
Portfolio Turnover Rate	49%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Consumer Staples	2.0%
Health Care	6.1%
Communication Services	10.2%
Consumer Discretionary	13.3%
Industrials	18.0%
Financials	20.1%
Information Technology	30.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	6.5%
SAP SE	4.6%
Visa, Inc.	4.1%
Alphabet, Inc.	4.0%
Intercontinental Exchange, Inc.	3.8%
Mastercard, Inc.	3.7%
Uber Technologies, Inc.	3.6%
Microsoft Corp.	3.6%
Cencora, Inc.	3.6%
S&P Global, Inc.	3.5%
Total	41.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000129960
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio
Class Name	Class I
Trading Symbol	MGQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Negative stock selection driven by weakness in financials, industrials and information technology

↓ The largest absolute detractor was UnitedHealth Group, which declined following its unprecedented downgrade to full-year earnings per share guidance

↑ Sector allocation was modestly positive mainly driven by a slight overweight to information technology

↑ The top three absolute contributors were Alphabet, Taiwan Semiconductor Manufacturing Company and Galderma

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI All Country World Net Index	MSCI World/MSCI AC World Blended Index
12/15	$1,000,000	$1,000,000	$1,000,000
1/16	$991,243	$939,689	$940,176
2/16	$969,352	$933,221	$933,178
3/16	$1,021,891	$1,002,382	$996,503
4/16	$1,025,394	$1,017,178	$1,012,271
5/16	$1,039,405	$1,018,463	$1,017,957
6/16	$1,046,410	$1,012,294	$1,006,550
7/16	$1,068,388	$1,055,920	$1,049,075
8/16	$1,061,271	$1,059,471	$1,049,947
9/16	$1,059,492	$1,065,964	$1,055,524
10/16	$1,033,694	$1,047,872	$1,035,097
11/16	$1,015,903	$1,055,835	$1,049,981
12/16	$1,041,993	$1,078,643	$1,075,105
1/17	$1,072,839	$1,108,136	$1,101,053
2/17	$1,119,107	$1,139,221	$1,131,600
3/17	$1,140,313	$1,153,158	$1,143,654
4/17	$1,166,338	$1,171,129	$1,160,587
5/17	$1,214,534	$1,196,991	$1,185,139
6/17	$1,202,967	$1,202,434	$1,189,699
7/17	$1,217,535	$1,236,039	$1,218,171
8/17	$1,206,889	$1,240,774	$1,219,887
9/17	$1,209,793	$1,264,746	$1,247,266
10/17	$1,230,117	$1,291,009	$1,270,838
11/17	$1,258,184	$1,316,000	$1,298,373
12/17	$1,280,181	$1,337,216	$1,315,932
1/18	$1,341,778	$1,412,658	$1,385,413
2/18	$1,279,155	$1,353,328	$1,328,019
3/18	$1,281,208	$1,324,358	$1,299,073
4/18	$1,280,181	$1,337,005	$1,314,001
5/18	$1,308,926	$1,338,674	$1,322,235
6/18	$1,349,991	$1,331,425	$1,321,604
7/18	$1,373,469	$1,371,576	$1,362,883
8/18	$1,402,471	$1,382,352	$1,379,746
9/18	$1,421,116	$1,388,368	$1,387,428
10/18	$1,320,643	$1,284,325	$1,285,552
11/18	$1,374,505	$1,303,109	$1,300,156
12/18	$1,287,817	$1,211,325	$1,201,295
1/19	$1,340,086	$1,306,971	$1,294,762
2/19	$1,397,915	$1,341,929	$1,333,696
3/19	$1,449,072	$1,358,805	$1,351,213
4/19	$1,500,229	$1,404,686	$1,399,126
5/19	$1,452,408	$1,321,361	$1,318,395
6/19	$1,540,264	$1,407,883	$1,405,271
7/19	$1,549,161	$1,412,009	$1,412,232
8/19	$1,561,394	$1,378,513	$1,383,345
9/19	$1,558,058	$1,407,519	$1,412,784
10/19	$1,581,412	$1,446,041	$1,448,736
11/19	$1,630,345	$1,481,341	$1,489,083
12/19	$1,674,548	$1,533,506	$1,533,694
1/20	$1,700,820	$1,516,567	$1,524,359
2/20	$1,570,603	$1,394,075	$1,395,512
3/20	$1,442,670	$1,205,870	$1,210,826
4/20	$1,593,448	$1,335,049	$1,343,102
5/20	$1,659,699	$1,393,111	$1,407,985
6/20	$1,698,536	$1,437,625	$1,445,227
7/20	$1,795,627	$1,513,657	$1,514,369
8/20	$1,872,159	$1,606,300	$1,615,551
9/20	$1,821,899	$1,554,508	$1,559,815
10/20	$1,735,088	$1,516,720	$1,511,968
11/20	$1,875,585	$1,703,675	$1,705,291
12/20	$1,941,783	$1,782,776	$1,777,589
1/21	$1,898,424	$1,774,668	$1,759,922
2/21	$1,907,799	$1,815,775	$1,805,019
3/21	$1,987,486	$1,864,273	$1,865,076
4/21	$2,084,751	$1,945,784	$1,951,877
5/21	$2,085,922	$1,976,065	$1,979,995
6/21	$2,110,532	$2,002,104	$2,009,506
7/21	$2,172,641	$2,015,901	$2,045,502
8/21	$2,204,281	$2,066,357	$2,096,411
9/21	$2,109,360	$1,980,996	$2,009,367
10/21	$2,223,031	$2,082,114	$2,123,179
11/21	$2,155,063	$2,031,975	$2,076,654
12/21	$2,303,374	$2,113,255	$2,165,410
1/22	$2,164,933	$2,009,468	$2,050,836
2/22	$2,088,552	$1,957,569	$1,998,968
3/22	$2,096,906	$1,999,968	$2,053,827
4/22	$1,953,691	$1,839,887	$1,883,208
5/22	$1,953,691	$1,842,040	$1,884,635
6/22	$1,827,184	$1,686,763	$1,721,384
7/22	$1,957,271	$1,804,554	$1,858,055
8/22	$1,839,119	$1,738,119	$1,780,374
9/22	$1,663,681	$1,571,730	$1,614,871
10/22	$1,747,223	$1,666,580	$1,730,839
11/22	$1,902,372	$1,795,845	$1,851,185
12/22	$1,826,917	$1,725,177	$1,772,570
1/23	$1,943,503	$1,848,832	$1,897,991
2/23	$1,858,167	$1,795,845	$1,852,366
3/23	$1,962,734	$1,851,215	$1,909,603
4/23	$2,007,205	$1,877,822	$1,943,078
5/23	$1,983,167	$1,857,710	$1,923,679
6/23	$2,092,541	$1,965,570	$2,040,019
7/23	$2,129,801	$2,037,525	$2,108,549
8/23	$2,114,176	$1,980,589	$2,058,185
9/23	$2,002,397	$1,898,690	$1,969,398
10/23	$1,948,311	$1,841,602	$1,912,254
11/23	$2,140,618	$2,011,575	$2,091,532
12/23	$2,223,226	$2,108,199	$2,194,214
1/24	$2,266,700	$2,120,557	$2,220,546
2/24	$2,357,272	$2,211,558	$2,314,692
3/24	$2,359,687	$2,280,994	$2,389,074
4/24	$2,251,001	$2,205,737	$2,300,333
5/24	$2,319,835	$2,295,320	$2,403,047
6/24	$2,365,725	$2,346,441	$2,452,741
7/24	$2,430,936	$2,384,284	$2,492,298
8/24	$2,498,563	$2,444,836	$2,555,594
9/24	$2,561,359	$2,501,632	$2,614,963
10/24	$2,514,262	$2,445,479	$2,556,265
11/24	$2,655,553	$2,536,948	$2,651,879
12/24	$2,585,053	$2,476,895	$2,589,105
1/25	$2,718,465	$2,560,034	$2,676,010
2/25	$2,685,505	$2,544,612	$2,659,889
3/25	$2,610,166	$2,444,088	$2,554,811
4/25	$2,657,253	$2,466,882	$2,578,639
5/25	$2,803,221	$2,608,676	$2,726,856
6/25	$2,873,851	$2,725,808	$2,849,295
7/25	$2,817,347	$2,762,776	$2,887,937
8/25	$2,847,168	$2,830,991	$2,959,242
9/25	$2,851,877	$2,933,591	$3,066,491
10/25	$2,800,082	$2,999,204	$3,135,076
11/25	$2,749,856	$2,998,871	$3,134,728
12/25	$2,755,807	$3,030,169	$3,167,443

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	6.61%	7.25%	10.67%
MSCI All Country World Net Index	22.34%	11.19%	11.72%
MSCI World/MSCI AC World Blended Index	22.34%	12.25%	12.22%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 34,431,548
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$34,431,548
# of Portfolio Holdings	36
Portfolio Turnover Rate	49%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Consumer Staples	2.0%
Health Care	6.1%
Communication Services	10.2%
Consumer Discretionary	13.3%
Industrials	18.0%
Financials	20.1%
Information Technology	30.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	6.5%
SAP SE	4.6%
Visa, Inc.	4.1%
Alphabet, Inc.	4.0%
Intercontinental Exchange, Inc.	3.8%
Mastercard, Inc.	3.7%
Uber Technologies, Inc.	3.6%
Microsoft Corp.	3.6%
Cencora, Inc.	3.6%
S&P Global, Inc.	3.5%
Total	41.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000129962
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio
Class Name	Class L
Trading Symbol	MGQLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$170	1.65%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Negative stock selection driven by weakness in financials, industrials and information technology

↓ The largest absolute detractor was UnitedHealth Group, which declined following its unprecedented downgrade to full-year earnings per share guidance

↑ Sector allocation was modestly positive mainly driven by a slight overweight to information technology

↑ The top three absolute contributors were Alphabet, Taiwan Semiconductor Manufacturing Company and Galderma

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class L	MSCI All Country World Net Index	MSCI World/MSCI AC World Blended Index
12/15	$10,000	$10,000	$10,000
1/16	$9,894	$9,397	$9,402
2/16	$9,675	$9,332	$9,332
3/16	$10,193	$10,024	$9,965
4/16	$10,220	$10,172	$10,123
5/16	$10,352	$10,185	$10,180
6/16	$10,413	$10,123	$10,066
7/16	$10,625	$10,559	$10,491
8/16	$10,545	$10,595	$10,499
9/16	$10,518	$10,660	$10,555
10/16	$10,259	$10,479	$10,351
11/16	$10,071	$10,558	$10,500
12/16	$10,331	$10,786	$10,751
1/17	$10,619	$11,081	$11,011
2/17	$11,070	$11,392	$11,316
3/17	$11,272	$11,532	$11,437
4/17	$11,521	$11,711	$11,606
5/17	$11,992	$11,970	$11,851
6/17	$11,867	$12,024	$11,897
7/17	$12,002	$12,360	$12,182
8/17	$11,887	$12,408	$12,199
9/17	$11,916	$12,647	$12,473
10/17	$12,099	$12,910	$12,708
11/17	$12,369	$13,160	$12,984
12/17	$12,582	$13,372	$13,159
1/18	$13,171	$14,127	$13,854
2/18	$12,542	$13,533	$13,280
3/18	$12,562	$13,244	$12,991
4/18	$12,542	$13,370	$13,140
5/18	$12,816	$13,387	$13,222
6/18	$13,211	$13,314	$13,216
7/18	$13,433	$13,716	$13,629
8/18	$13,699	$13,824	$13,797
9/18	$13,873	$13,884	$13,874
10/18	$12,880	$12,843	$12,856
11/18	$13,402	$13,031	$13,002
12/18	$12,551	$12,113	$12,013
1/19	$13,043	$13,070	$12,948
2/19	$13,601	$13,419	$13,337
3/19	$14,082	$13,588	$13,512
4/19	$14,574	$14,047	$13,991
5/19	$14,093	$13,214	$13,184
6/19	$14,935	$14,079	$14,053
7/19	$15,011	$14,120	$14,122
8/19	$15,120	$13,785	$13,833
9/19	$15,077	$14,075	$14,128
10/19	$15,295	$14,460	$14,487
11/19	$15,754	$14,813	$14,891
12/19	$16,175	$15,335	$15,337
1/20	$16,410	$15,166	$15,244
2/20	$15,148	$13,941	$13,955
3/20	$13,896	$12,059	$12,108
4/20	$15,349	$13,350	$13,431
5/20	$15,974	$13,931	$14,080
6/20	$16,343	$14,376	$14,452
7/20	$17,259	$15,137	$15,144
8/20	$17,974	$16,063	$16,156
9/20	$17,482	$15,545	$15,598
10/20	$16,633	$15,167	$15,120
11/20	$17,974	$17,037	$17,053
12/20	$18,597	$17,828	$17,776
1/21	$18,163	$17,747	$17,599
2/21	$18,243	$18,158	$18,050
3/21	$18,997	$18,643	$18,651
4/21	$19,911	$19,458	$19,519
5/21	$19,899	$19,761	$19,800
6/21	$20,128	$20,021	$20,095
7/21	$20,699	$20,159	$20,455
8/21	$20,984	$20,664	$20,964
9/21	$20,059	$19,810	$20,094
10/21	$21,133	$20,821	$21,232
11/21	$20,482	$20,320	$20,767
12/21	$21,867	$21,133	$21,654
1/22	$20,545	$20,095	$20,508
2/22	$19,803	$19,576	$19,990
3/22	$19,873	$20,000	$20,538
4/22	$18,505	$18,399	$18,832
5/22	$18,481	$18,420	$18,846
6/22	$17,276	$16,868	$17,214
7/22	$18,493	$18,046	$18,581
8/22	$17,357	$17,381	$17,804
9/22	$15,687	$15,717	$16,149
10/22	$16,464	$16,666	$17,308
11/22	$17,913	$17,958	$18,512
12/22	$17,198	$17,252	$17,726
1/23	$18,280	$18,488	$18,980
2/23	$17,477	$17,958	$18,524
3/23	$18,443	$18,512	$19,096
4/23	$18,838	$18,778	$19,431
5/23	$18,606	$18,577	$19,237
6/23	$19,618	$19,656	$20,400
7/23	$19,944	$20,375	$21,085
8/23	$19,793	$19,806	$20,582
9/23	$18,722	$18,987	$19,694
10/23	$18,210	$18,416	$19,123
11/23	$19,990	$20,116	$20,915
12/23	$20,747	$21,082	$21,942
1/24	$21,142	$21,206	$22,205
2/24	$21,980	$22,116	$23,147
3/24	$21,980	$22,810	$23,891
4/24	$20,956	$22,057	$23,003
5/24	$21,584	$22,953	$24,030
6/24	$21,992	$23,464	$24,527
7/24	$22,585	$23,843	$24,923
8/24	$23,190	$24,448	$25,556
9/24	$23,749	$25,016	$26,150
10/24	$23,295	$24,455	$25,563
11/24	$24,598	$25,369	$26,519
12/24	$23,920	$24,769	$25,891
1/25	$25,136	$25,600	$26,760
2/25	$24,832	$25,446	$26,599
3/25	$24,102	$24,441	$25,548
4/25	$24,528	$24,669	$25,786
5/25	$25,851	$26,087	$27,269
6/25	$26,474	$27,258	$28,493
7/25	$25,957	$27,628	$28,879
8/25	$26,201	$28,310	$29,592
9/25	$26,231	$29,336	$30,665
10/25	$25,729	$29,992	$31,351
11/25	$25,258	$29,989	$31,347
12/25	$25,299	$30,302	$31,674

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	5.77%	6.35%	9.73%
MSCI All Country World Net Index	22.34%	11.19%	11.72%
MSCI World/MSCI AC World Blended Index	22.34%	12.25%	12.22%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 34,431,548
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$34,431,548
# of Portfolio Holdings	36
Portfolio Turnover Rate	49%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Consumer Staples	2.0%
Health Care	6.1%
Communication Services	10.2%
Consumer Discretionary	13.3%
Industrials	18.0%
Financials	20.1%
Information Technology	30.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	6.5%
SAP SE	4.6%
Visa, Inc.	4.1%
Alphabet, Inc.	4.0%
Intercontinental Exchange, Inc.	3.8%
Mastercard, Inc.	3.7%
Uber Technologies, Inc.	3.6%
Microsoft Corp.	3.6%
Cencora, Inc.	3.6%
S&P Global, Inc.	3.5%
Total	41.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000129963
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio
Class Name	Class R6
Trading Symbol	MGQSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Negative stock selection driven by weakness in financials, industrials and information technology

↓ The largest absolute detractor was UnitedHealth Group, which declined following its unprecedented downgrade to full-year earnings per share guidance

↑ Sector allocation was modestly positive mainly driven by a slight overweight to information technology

↑ The top three absolute contributors were Alphabet, Taiwan Semiconductor Manufacturing Company and Galderma

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Net Index	MSCI World/MSCI AC World Blended Index
12/15	$5,000,000	$5,000,000	$5,000,000
1/16	$4,951,881	$4,698,446	$4,700,879
2/16	$4,842,520	$4,666,106	$4,665,892
3/16	$5,109,361	$5,011,909	$4,982,516
4/16	$5,126,859	$5,085,891	$5,061,356
5/16	$5,192,476	$5,092,317	$5,089,784
6/16	$5,231,846	$5,061,469	$5,032,751
7/16	$5,341,711	$5,279,600	$5,245,377
8/16	$5,301,715	$5,297,355	$5,249,736
9/16	$5,292,827	$5,329,820	$5,277,622
10/16	$5,168,394	$5,239,358	$5,175,485
11/16	$5,075,070	$5,279,176	$5,249,903
12/16	$5,208,631	$5,393,215	$5,375,525
1/17	$5,362,818	$5,540,682	$5,505,264
2/17	$5,589,280	$5,696,105	$5,657,999
3/17	$5,700,102	$5,765,789	$5,718,268
4/17	$5,830,197	$5,855,647	$5,802,937
5/17	$6,071,115	$5,984,956	$5,925,695
6/17	$6,013,295	$6,012,172	$5,948,495
7/17	$6,086,117	$6,180,193	$6,090,857
8/17	$6,032,900	$6,203,870	$6,099,434
9/17	$6,047,413	$6,323,728	$6,236,331
10/17	$6,149,010	$6,455,043	$6,354,188
11/17	$6,289,310	$6,580,001	$6,491,867
12/17	$6,402,179	$6,686,082	$6,579,660
1/18	$6,710,223	$7,063,288	$6,927,067
2/18	$6,391,911	$6,766,642	$6,640,096
3/18	$6,407,313	$6,621,790	$6,495,366
4/18	$6,402,179	$6,685,025	$6,570,005
5/18	$6,545,933	$6,693,372	$6,611,176
6/18	$6,751,295	$6,657,124	$6,608,022
7/18	$6,868,710	$6,857,882	$6,814,414
8/18	$7,013,751	$6,911,760	$6,898,728
9/18	$7,106,991	$6,941,841	$6,937,141
10/18	$6,604,529	$6,421,627	$6,427,761
11/18	$6,873,890	$6,515,546	$6,500,780
12/18	$6,444,305	$6,056,627	$6,006,474
1/19	$6,700,296	$6,534,856	$6,473,812
2/19	$6,995,243	$6,709,644	$6,668,479
3/19	$7,245,669	$6,794,025	$6,756,066
4/19	$7,507,226	$7,023,429	$6,995,631
5/19	$7,267,929	$6,606,806	$6,591,977
6/19	$7,707,567	$7,039,417	$7,026,355
7/19	$7,752,087	$7,060,044	$7,061,159
8/19	$7,807,737	$6,892,564	$6,916,726
9/19	$7,796,607	$7,037,594	$7,063,921
10/19	$7,913,473	$7,230,204	$7,243,680
11/19	$8,158,334	$7,406,704	$7,445,417
12/19	$8,382,497	$7,667,532	$7,668,469
1/20	$8,514,010	$7,582,837	$7,621,794
2/20	$7,862,165	$6,970,373	$6,977,560
3/20	$7,216,038	$6,029,350	$6,054,130
4/20	$7,976,523	$6,675,244	$6,715,509
5/20	$8,308,164	$6,965,557	$7,039,923
6/20	$8,502,574	$7,188,124	$7,226,137
7/20	$8,988,598	$7,568,283	$7,571,845
8/20	$9,371,700	$8,031,500	$8,077,753
9/20	$9,120,111	$7,772,539	$7,799,077
10/20	$8,685,548	$7,583,599	$7,559,840
11/20	$9,394,572	$8,518,376	$8,526,453
12/20	$9,723,620	$8,913,880	$8,887,947
1/21	$9,506,497	$8,873,339	$8,799,612
2/21	$9,553,442	$9,078,876	$9,025,097
3/21	$9,952,481	$9,321,367	$9,325,381
4/21	$10,439,542	$9,728,921	$9,759,385
5/21	$10,445,410	$9,880,326	$9,899,973
6/21	$10,574,511	$10,010,522	$10,047,531
7/21	$10,879,657	$10,079,503	$10,227,511
8/21	$11,038,099	$10,331,786	$10,482,057
9/21	$10,562,774	$9,904,982	$10,046,836
10/21	$11,131,990	$10,410,568	$10,615,894
11/21	$10,791,634	$10,159,876	$10,383,268
12/21	$11,532,595	$10,566,276	$10,827,051
1/22	$10,845,063	$10,047,341	$10,254,182
2/22	$10,462,437	$9,787,846	$9,994,841
3/22	$10,504,287	$9,999,841	$10,269,133
4/22	$9,786,863	$9,199,436	$9,416,042
5/22	$9,786,863	$9,210,201	$9,423,173
6/22	$9,153,138	$8,433,815	$8,606,919
7/22	$9,804,798	$9,022,769	$9,290,277
8/22	$9,212,923	$8,690,597	$8,901,871
9/22	$8,334,079	$7,858,652	$8,074,354
10/22	$8,752,576	$8,332,899	$8,654,197
11/22	$9,529,786	$8,979,227	$9,255,927
12/22	$9,157,071	$8,625,885	$8,862,852
1/23	$9,735,412	$9,244,162	$9,489,953
2/23	$9,313,705	$8,979,224	$9,261,829
3/23	$9,837,827	$9,256,077	$9,548,016
4/23	$10,060,729	$9,389,110	$9,715,389
5/23	$9,940,241	$9,288,548	$9,618,396
6/23	$10,488,461	$9,827,850	$10,200,096
7/23	$10,675,217	$10,187,627	$10,542,745
8/23	$10,596,900	$9,902,945	$10,290,924
9/23	$10,036,632	$9,493,450	$9,846,990
10/23	$9,765,534	$9,208,012	$9,561,271
11/23	$10,729,436	$10,057,873	$10,457,660
12/23	$11,148,444	$10,540,993	$10,971,071
1/24	$11,366,447	$10,602,787	$11,102,730
2/24	$11,820,620	$11,057,788	$11,573,459
3/24	$11,826,676	$11,404,968	$11,945,370
4/24	$11,287,724	$11,028,684	$11,501,663
5/24	$11,632,895	$11,476,599	$12,015,235
6/24	$11,869,066	$11,732,207	$12,263,707
7/24	$12,202,126	$11,921,418	$12,461,489
8/24	$12,535,187	$12,224,180	$12,777,968
9/24	$12,850,080	$12,508,161	$13,074,814
10/24	$12,613,910	$12,227,393	$12,781,326
11/24	$13,328,476	$12,684,742	$13,259,394
12/24	$12,971,412	$12,384,474	$12,945,523
1/25	$13,640,854	$12,800,171	$13,380,052
2/25	$13,483,338	$12,723,058	$13,299,446
3/25	$13,097,425	$12,220,438	$12,774,056
4/25	$13,341,574	$12,334,412	$12,893,194
5/25	$14,066,146	$13,043,381	$13,634,280
6/25	$14,420,556	$13,629,042	$14,246,474
7/25	$14,144,904	$13,813,878	$14,439,683
8/25	$14,286,668	$14,154,954	$14,796,211
9/25	$14,318,171	$14,667,957	$15,332,454
10/25	$14,058,270	$14,996,020	$15,675,379
11/25	$13,806,245	$14,994,355	$15,673,639
12/25	$13,836,084	$15,150,844	$15,837,217

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	6.67%	7.31%	10.71%
MSCI All Country World Net Index	22.34%	11.19%	11.72%
MSCI World/MSCI AC World Blended Index	22.34%	12.25%	12.22%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 34,431,548
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$34,431,548
# of Portfolio Holdings	36
Portfolio Turnover Rate	49%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Consumer Staples	2.0%
Health Care	6.1%
Communication Services	10.2%
Consumer Discretionary	13.3%
Industrials	18.0%
Financials	20.1%
Information Technology	30.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	6.5%
SAP SE	4.6%
Visa, Inc.	4.1%
Alphabet, Inc.	4.0%
Intercontinental Exchange, Inc.	3.8%
Mastercard, Inc.	3.7%
Uber Technologies, Inc.	3.6%
Microsoft Corp.	3.6%
Cencora, Inc.	3.6%
S&P Global, Inc.	3.5%
Total	41.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007751
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Growth Portfolio
Class Name	Class A
Trading Symbol	MSEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.89%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection in information technology, led by an outperforming web performance and security company

↑ Stock selection in health care, where a biopharmaceutical royalties acquirer was the leading contributor within the sector

↑ Stock selection in financials, led by a payments technology services platform

↓ Stock selection communication services, where a digital advertising software platform detracted the most within the sector

↓ Stock selection and average underweight in industrials

↓ Average overweight in consumer discretionary

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with maximum sales charge	Russell 1000® Index	Russell 1000® Growth Index
12/15	$9,475	$9,462	$9,442
1/16	$8,564	$9,038	$9,442
2/16	$8,315	$9,459	$9,438
3/16	$8,940	$10,117	$10,074
4/16	$8,918	$10,172	$9,982
5/16	$9,159	$10,351	$10,176
6/16	$9,082	$10,374	$10,136
7/16	$9,701	$10,769	$10,615
8/16	$9,781	$10,783	$10,562
9/16	$10,065	$10,792	$10,600
10/16	$9,707	$10,582	$10,351
11/16	$9,453	$10,999	$10,577
12/16	$9,266	$11,205	$10,708
1/17	$10,204	$11,431	$11,068
2/17	$10,406	$11,873	$11,528
3/17	$10,760	$11,881	$11,662
4/17	$11,232	$12,006	$11,928
5/17	$11,939	$12,160	$12,238
6/17	$11,816	$12,244	$12,206
7/17	$12,191	$12,487	$12,531
8/17	$12,538	$12,526	$12,760
9/17	$12,384	$12,793	$12,926
10/17	$13,058	$13,086	$13,427
11/17	$13,323	$13,485	$13,835
12/17	$13,291	$13,636	$13,943
1/18	$14,568	$14,384	$14,930
2/18	$14,765	$13,856	$14,539
3/18	$14,575	$13,541	$14,140
4/18	$14,601	$13,587	$14,189
5/18	$15,584	$13,934	$14,811
6/18	$15,858	$14,024	$14,954
7/18	$15,813	$14,508	$15,393
8/18	$17,214	$15,008	$16,235
9/18	$17,071	$15,065	$16,325
10/18	$15,290	$13,999	$14,865
11/18	$15,471	$14,284	$15,023
12/18	$14,274	$12,983	$13,732
1/19	$16,003	$14,071	$14,966
2/19	$16,810	$14,548	$15,501
3/19	$17,041	$14,801	$15,943
4/19	$17,711	$15,399	$16,663
5/19	$17,084	$14,417	$15,610
6/19	$18,262	$15,430	$16,682
7/19	$18,388	$15,669	$17,059
8/19	$17,516	$15,382	$16,928
9/19	$16,281	$15,649	$16,930
10/19	$16,295	$15,980	$17,408
11/19	$17,696	$16,584	$18,180
12/19	$17,530	$17,063	$18,729
1/20	$18,624	$17,082	$19,147
2/20	$18,560	$15,686	$17,843
3/20	$16,850	$13,613	$16,088
4/20	$20,306	$15,412	$18,468
5/20	$24,072	$16,225	$19,708
6/20	$26,659	$16,584	$20,567
7/20	$29,435	$17,555	$22,149
8/20	$31,945	$18,843	$24,434
9/20	$32,384	$18,155	$23,285
10/20	$31,104	$17,717	$22,494
11/20	$37,051	$19,803	$24,797
12/20	$37,705	$20,640	$25,938
1/21	$38,244	$20,470	$25,746
2/21	$40,313	$21,064	$25,740
3/21	$37,011	$21,861	$26,182
4/21	$39,000	$23,037	$27,963
5/21	$37,948	$23,147	$27,577
6/21	$42,554	$23,727	$29,307
7/21	$42,523	$24,220	$30,273
8/21	$43,455	$24,921	$31,404
9/21	$40,693	$23,776	$29,646
10/21	$43,813	$25,426	$32,213
11/21	$42,355	$25,085	$32,410
12/21	$37,766	$26,101	$33,096
1/22	$29,381	$24,629	$30,255
2/22	$29,086	$23,953	$28,970
3/22	$27,657	$24,762	$30,103
4/22	$21,520	$22,554	$26,468
5/22	$17,904	$22,520	$25,853
6/22	$16,251	$20,634	$23,805
7/22	$18,443	$22,556	$26,662
8/22	$18,683	$21,690	$25,420
9/22	$16,785	$19,683	$22,949
10/22	$17,208	$21,261	$24,290
11/22	$16,741	$22,412	$25,397
12/22	$14,941	$21,108	$23,453
1/23	$17,602	$22,524	$25,407
2/23	$16,873	$21,988	$25,106
3/23	$17,556	$22,683	$26,822
4/23	$16,470	$22,964	$27,086
5/23	$18,142	$23,071	$28,321
6/23	$19,749	$24,629	$30,258
7/23	$21,493	$25,476	$31,277
8/23	$19,502	$25,031	$30,996
9/23	$18,506	$23,854	$29,310
10/23	$16,886	$23,278	$28,893
11/23	$19,932	$25,452	$32,043
12/23	$22,391	$26,708	$33,462
1/24	$21,083	$27,081	$34,296
2/24	$23,563	$28,543	$36,636
3/24	$24,051	$29,458	$37,281
4/24	$21,767	$28,205	$35,700
5/24	$21,344	$29,533	$37,837
6/24	$22,417	$30,510	$40,388
7/24	$22,678	$30,954	$39,701
8/24	$24,155	$31,688	$40,528
9/24	$25,612	$32,366	$41,677
10/24	$27,512	$32,139	$41,539
11/24	$34,085	$34,209	$44,233
12/24	$32,753	$33,255	$44,623
1/25	$36,019	$34,313	$45,506
2/25	$33,400	$33,713	$43,871
3/25	$29,265	$31,762	$40,175
4/25	$31,806	$31,573	$40,887
5/25	$36,392	$33,589	$44,505
6/25	$38,887	$35,290	$47,342
7/25	$39,762	$36,074	$49,129
8/25	$41,154	$36,833	$49,679
9/25	$44,048	$38,110	$52,318
10/25	$44,505	$38,932	$54,218
11/25	$40,305	$39,027	$53,236
12/25	$40,755	$39,030	$52,906

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	24.43%	1.57%	15.71%
Class A, with 5.25% maximum front end sales charge	17.89%	0.48%	15.08%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 4,077,681,854
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 18,061,544
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,077,681,854
# of Portfolio Holdings	27
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$18,061,544

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.5%
Consumer Staples	0.5%
Short-Term Investments	1.3%
Communication Services	4.6%
Industrials	6.2%
Health Care	11.6%
Financials	12.7%
Consumer Discretionary	15.6%
Information Technology	47.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.2%
Tesla, Inc.	9.7%
AppLovin Corp.	8.0%
Affirm Holdings, Inc.	7.3%
Databricks, Inc.	6.2%
Royalty Pharma PLC	5.2%
DoorDash, Inc.	4.8%
Shopify, Inc.	4.7%
QXO, Inc.	4.6%
ROBLOX Corp.	4.6%
Total	67.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155892
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Growth Portfolio
Class Name	Class C
Trading Symbol	MSGUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.64%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection in information technology, led by an outperforming web performance and security company

↑ Stock selection in health care, where a biopharmaceutical royalties acquirer was the leading contributor within the sector

↑ Stock selection in financials, led by a payments technology services platform

↓ Stock selection communication services, where a digital advertising software platform detracted the most within the sector

↓ Stock selection and average underweight in industrials

↓ Average overweight in consumer discretionary

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Russell 1000® Index	Russell 1000® Growth Index
12/15	$10,000	$9,462	$9,442
1/16	$9,034	$9,034	$9,442
2/16	$8,771	$9,459	$9,438
3/16	$9,422	$10,117	$10,074
4/16	$9,393	$10,172	$9,982
5/16	$9,641	$10,351	$10,176
6/16	$9,552	$10,374	$10,136
7/16	$10,198	$10,769	$10,615
8/16	$10,275	$10,783	$10,562
9/16	$10,567	$10,792	$10,600
10/16	$10,184	$10,582	$10,351
11/16	$9,910	$10,999	$10,577
12/16	$9,707	$11,205	$10,708
1/17	$10,683	$11,431	$11,068
2/17	$10,887	$11,873	$11,528
3/17	$11,251	$11,881	$11,662
4/17	$11,736	$12,006	$11,928
5/17	$12,467	$12,160	$12,238
6/17	$12,331	$12,244	$12,206
7/17	$12,717	$12,487	$12,531
8/17	$13,069	$12,526	$12,760
9/17	$12,899	$12,793	$12,926
10/17	$13,594	$13,086	$13,427
11/17	$13,864	$13,485	$13,835
12/17	$13,819	$13,636	$13,943
1/18	$15,137	$14,384	$14,930
2/18	$15,335	$13,856	$14,539
3/18	$15,130	$13,541	$14,140
4/18	$15,144	$13,587	$14,189
5/18	$16,154	$13,934	$14,811
6/18	$16,429	$14,024	$14,954
7/18	$16,372	$14,508	$15,393
8/18	$17,815	$15,008	$16,235
9/18	$17,654	$15,065	$16,325
10/18	$15,802	$13,999	$14,865
11/18	$15,978	$14,284	$15,023
12/18	$14,733	$12,983	$13,732
1/19	$16,508	$14,071	$14,966
2/19	$17,333	$14,548	$15,501
3/19	$17,559	$14,801	$15,943
4/19	$18,236	$15,399	$16,663
5/19	$17,582	$14,417	$15,610
6/19	$18,783	$15,430	$16,682
7/19	$18,898	$15,669	$17,059
8/19	$17,991	$15,382	$16,928
9/19	$16,714	$15,649	$16,930
10/19	$16,718	$15,980	$17,408
11/19	$18,145	$16,584	$18,180
12/19	$17,961	$17,063	$18,729
1/20	$19,068	$17,082	$19,147
2/20	$18,992	$15,686	$17,843
3/20	$17,229	$13,613	$16,088
4/20	$20,756	$15,412	$18,468
5/20	$24,587	$16,225	$19,708
6/20	$27,212	$16,584	$20,567
7/20	$30,029	$17,555	$22,149
8/20	$32,569	$18,843	$24,434
9/20	$32,993	$18,155	$23,285
10/20	$31,672	$17,717	$22,494
11/20	$37,708	$19,803	$24,797
12/20	$38,342	$20,640	$25,938
1/21	$38,867	$20,470	$25,746
2/21	$40,950	$21,064	$25,740
3/21	$37,570	$21,861	$26,182
4/21	$39,570	$23,037	$27,963
5/21	$38,476	$23,147	$27,577
6/21	$43,118	$23,727	$29,307
7/21	$43,064	$24,220	$30,273
8/21	$43,979	$24,921	$31,404
9/21	$41,158	$23,776	$29,646
10/21	$44,291	$25,426	$32,213
11/21	$42,791	$25,085	$32,410
12/21	$38,131	$26,101	$33,096
1/22	$29,651	$24,629	$30,255
2/22	$29,337	$23,953	$28,970
3/22	$27,875	$24,762	$30,103
4/22	$21,677	$22,554	$26,468
5/22	$18,024	$22,520	$25,853
6/22	$16,351	$20,634	$23,805
7/22	$18,543	$22,556	$26,662
8/22	$18,774	$21,690	$25,420
9/22	$16,857	$19,683	$22,949
10/22	$17,267	$21,261	$24,290
11/22	$16,787	$22,412	$25,397
12/22	$14,975	$21,108	$23,453
1/23	$17,628	$22,524	$25,407
2/23	$16,890	$21,988	$25,106
3/23	$17,559	$22,683	$26,822
4/23	$16,467	$22,964	$27,086
5/23	$18,128	$23,071	$28,321
6/23	$19,720	$24,629	$30,258
7/23	$21,450	$25,476	$31,277
8/23	$19,451	$25,031	$30,996
9/23	$18,443	$23,854	$29,310
10/23	$16,820	$23,278	$28,893
11/23	$19,843	$25,452	$32,043
12/23	$22,273	$26,708	$33,462
1/24	$20,972	$27,081	$34,296
2/24	$23,439	$28,543	$36,636
3/24	$23,924	$29,458	$37,281
4/24	$21,652	$28,205	$35,700
5/24	$21,231	$29,533	$37,837
6/24	$22,299	$30,510	$40,388
7/24	$22,558	$30,954	$39,701
8/24	$24,028	$31,688	$40,528
9/24	$25,478	$32,366	$41,677
10/24	$27,368	$32,139	$41,539
11/24	$33,905	$34,209	$44,233
12/24	$32,581	$33,255	$44,623
1/25	$35,830	$34,313	$45,506
2/25	$33,224	$33,713	$43,871
3/25	$29,111	$31,762	$40,175
4/25	$31,639	$31,573	$40,887
5/25	$36,200	$33,589	$44,505
6/25	$38,682	$35,290	$47,342
7/25	$39,553	$36,074	$49,129
8/25	$40,937	$36,833	$49,679
9/25	$43,816	$38,110	$52,318
10/25	$44,271	$38,932	$54,218
11/25	$40,092	$39,027	$53,236
12/25	$40,541	$39,030	$52,906

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	23.50%	0.82%	15.02%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	22.50%	0.82%	15.02%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 4,077,681,854
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 18,061,544
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,077,681,854
# of Portfolio Holdings	27
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$18,061,544

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.5%
Consumer Staples	0.5%
Short-Term Investments	1.3%
Communication Services	4.6%
Industrials	6.2%
Health Care	11.6%
Financials	12.7%
Consumer Discretionary	15.6%
Information Technology	47.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.2%
Tesla, Inc.	9.7%
AppLovin Corp.	8.0%
Affirm Holdings, Inc.	7.3%
Databricks, Inc.	6.2%
Royalty Pharma PLC	5.2%
DoorDash, Inc.	4.8%
Shopify, Inc.	4.7%
QXO, Inc.	4.6%
ROBLOX Corp.	4.6%
Total	67.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007750
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Growth Portfolio
Class Name	Class I
Trading Symbol	MSEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$70	0.62%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection in information technology, led by an outperforming web performance and security company

↑ Stock selection in health care, where a biopharmaceutical royalties acquirer was the leading contributor within the sector

↑ Stock selection in financials, led by a payments technology services platform

↓ Stock selection communication services, where a digital advertising software platform detracted the most within the sector

↓ Stock selection and average underweight in industrials

↓ Average overweight in consumer discretionary

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 1000® Index	Russell 1000® Growth Index
12/15	$1,000,000	$1,000,000	$1,000,000
1/16	$904,055	$946,176	$944,173
2/16	$878,091	$945,851	$943,770
3/16	$944,115	$1,011,740	$1,007,419
4/16	$942,136	$1,017,242	$998,220
5/16	$967,854	$1,035,056	$1,017,604
6/16	$959,941	$1,037,400	$1,013,608
7/16	$1,025,503	$1,076,919	$1,061,452
8/16	$1,034,159	$1,078,350	$1,056,178
9/16	$1,064,583	$1,079,203	$1,060,042
10/16	$1,026,815	$1,058,159	$1,035,149
11/16	$1,000,325	$1,099,875	$1,057,672
12/16	$980,890	$1,120,538	$1,070,765
1/17	$1,080,401	$1,143,071	$1,106,848
2/17	$1,101,864	$1,187,317	$1,152,822
3/17	$1,139,773	$1,188,067	$1,166,156
4/17	$1,189,946	$1,200,627	$1,192,826
5/17	$1,264,928	$1,215,950	$1,223,843
6/17	$1,252,384	$1,224,440	$1,220,618
7/17	$1,292,736	$1,248,688	$1,253,061
8/17	$1,329,532	$1,252,594	$1,276,032
9/17	$1,313,559	$1,279,269	$1,292,623
10/17	$1,385,155	$1,308,610	$1,342,708
11/17	$1,413,965	$1,348,517	$1,383,499
12/17	$1,410,789	$1,363,551	$1,394,270
1/18	$1,546,617	$1,438,400	$1,493,021
2/18	$1,567,618	$1,385,592	$1,453,872
3/18	$1,547,972	$1,354,142	$1,414,003
4/18	$1,551,021	$1,358,744	$1,418,943
5/18	$1,656,025	$1,393,428	$1,481,137
6/18	$1,685,494	$1,402,439	$1,495,398
7/18	$1,681,242	$1,450,839	$1,539,298
8/18	$1,830,432	$1,500,831	$1,623,461
9/18	$1,815,548	$1,506,530	$1,632,534
10/18	$1,626,205	$1,399,923	$1,486,542
11/18	$1,645,935	$1,428,412	$1,502,331
12/18	$1,518,861	$1,298,317	$1,373,165
1/19	$1,703,671	$1,407,120	$1,496,593
2/19	$1,789,527	$1,454,763	$1,550,141
3/19	$1,814,630	$1,480,090	$1,594,262
4/19	$1,886,298	$1,539,862	$1,666,291
5/19	$1,820,087	$1,441,735	$1,561,026
6/19	$1,945,961	$1,542,951	$1,668,232
7/19	$1,959,785	$1,566,913	$1,705,902
8/19	$1,867,380	$1,538,214	$1,692,837
9/19	$1,736,049	$1,564,877	$1,693,047
10/19	$1,737,868	$1,598,042	$1,740,777
11/19	$1,887,753	$1,658,434	$1,818,003
12/19	$1,870,633	$1,706,327	$1,872,854
1/20	$1,987,320	$1,708,169	$1,914,722
2/20	$1,980,860	$1,568,582	$1,784,326
3/20	$1,798,763	$1,361,295	$1,608,792
4/20	$2,168,610	$1,541,181	$1,846,847
5/20	$2,571,161	$1,622,495	$1,970,833
6/20	$2,847,739	$1,658,375	$2,056,653
7/20	$3,145,312	$1,755,483	$2,214,890
8/20	$3,413,814	$1,884,330	$2,443,450
9/20	$3,461,458	$1,815,462	$2,328,485
10/20	$3,325,390	$1,771,682	$2,249,406
11/20	$3,962,124	$1,980,311	$2,479,727
12/20	$4,032,609	$2,064,030	$2,593,772
1/21	$4,091,244	$2,047,030	$2,574,581
2/21	$4,313,441	$2,106,354	$2,573,985
3/21	$3,960,748	$2,186,066	$2,618,207
4/21	$4,175,009	$2,303,743	$2,796,346
5/21	$4,063,029	$2,314,679	$2,757,669
6/21	$4,556,800	$2,372,678	$2,930,679
7/21	$4,555,036	$2,421,968	$3,027,263
8/21	$4,655,995	$2,492,065	$3,140,449
9/21	$4,360,614	$2,377,595	$2,964,566
10/21	$4,696,114	$2,542,569	$3,221,343
11/21	$4,540,929	$2,508,462	$3,241,039
12/21	$4,049,771	$2,610,069	$3,309,563
1/22	$3,151,942	$2,462,912	$3,025,520
2/22	$3,120,870	$2,395,326	$2,897,015
3/22	$2,967,688	$2,476,157	$3,010,340
4/22	$2,309,716	$2,255,431	$2,646,806
5/22	$1,921,584	$2,252,003	$2,585,274
6/22	$1,744,961	$2,063,398	$2,380,491
7/22	$1,980,458	$2,255,582	$2,666,200
8/22	$2,007,169	$2,168,976	$2,541,998
9/22	$1,803,290	$1,968,286	$2,294,876
10/22	$1,849,081	$2,126,143	$2,429,008
11/22	$1,798,929	$2,241,162	$2,539,690
12/22	$1,606,235	$2,110,843	$2,345,260
1/23	$1,892,681	$2,252,364	$2,540,731
2/23	$1,814,788	$2,198,767	$2,510,557
3/23	$1,888,284	$2,268,321	$2,682,169
4/23	$1,772,072	$2,296,428	$2,708,631
5/23	$1,952,357	$2,307,124	$2,832,086
6/23	$2,125,732	$2,462,942	$3,025,760
7/23	$2,313,556	$2,547,639	$3,127,697
8/23	$2,099,977	$2,503,073	$3,099,614
9/23	$1,993,816	$2,385,438	$2,931,045
10/23	$1,819,185	$2,327,784	$2,889,314
11/23	$2,147,718	$2,545,188	$3,204,281
12/23	$2,413,435	$2,670,833	$3,346,173
1/24	$2,273,353	$2,708,081	$3,429,632
2/24	$2,540,954	$2,854,321	$3,663,626
3/24	$2,593,720	$2,945,822	$3,728,121
4/24	$2,348,105	$2,820,471	$3,569,990
5/24	$2,302,877	$2,953,286	$3,783,708
6/24	$2,419,089	$3,051,030	$4,038,849
7/24	$2,447,356	$3,095,432	$3,970,147
8/24	$2,607,540	$3,168,804	$4,052,836
9/24	$2,765,839	$3,236,558	$4,167,655
10/24	$2,971,251	$3,213,944	$4,153,864
11/24	$3,681,713	$3,420,854	$4,423,285
12/24	$3,538,805	$3,325,482	$4,462,330
1/25	$3,893,001	$3,431,338	$4,550,596
2/25	$3,610,149	$3,371,320	$4,387,108
3/25	$3,164,405	$3,176,210	$4,017,540
4/25	$3,439,680	$3,157,307	$4,088,693
5/25	$3,936,565	$3,358,861	$4,450,463
6/25	$4,206,789	$3,528,958	$4,734,211
7/25	$4,302,757	$3,607,376	$4,912,938
8/25	$4,454,285	$3,683,303	$4,967,863
9/25	$4,769,336	$3,810,994	$5,231,772
10/25	$4,819,845	$3,893,240	$5,421,816
11/25	$4,365,894	$3,902,729	$5,323,557
12/25	$4,415,771	$3,902,979	$5,290,555

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	24.78%	1.83%	16.01%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 4,077,681,854
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 18,061,544
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,077,681,854
# of Portfolio Holdings	27
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$18,061,544

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.5%
Consumer Staples	0.5%
Short-Term Investments	1.3%
Communication Services	4.6%
Industrials	6.2%
Health Care	11.6%
Financials	12.7%
Consumer Discretionary	15.6%
Information Technology	47.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.2%
Tesla, Inc.	9.7%
AppLovin Corp.	8.0%
Affirm Holdings, Inc.	7.3%
Databricks, Inc.	6.2%
Royalty Pharma PLC	5.2%
DoorDash, Inc.	4.8%
Shopify, Inc.	4.7%
QXO, Inc.	4.6%
ROBLOX Corp.	4.6%
Total	67.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198816
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Growth Portfolio
Class Name	Class IR
Trading Symbol	MGHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$58	0.52%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection in information technology, led by an outperforming web performance and security company

↑ Stock selection in health care, where a biopharmaceutical royalties acquirer was the leading contributor within the sector

↑ Stock selection in financials, led by a payments technology services platform

↓ Stock selection communication services, where a digital advertising software platform detracted the most within the sector

↓ Stock selection and average underweight in industrials

↓ Average overweight in consumer discretionary

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class IR	Russell 1000® Index	Russell 1000® Growth Index
6/18	$5,000,000	$5,000,000	$5,000,000
6/18	$4,798,696	$4,890,500	$4,861,421
7/18	$4,785,687	$5,059,278	$5,004,135
8/18	$5,211,756	$5,233,608	$5,277,743
9/18	$5,169,639	$5,253,481	$5,307,240
10/18	$4,630,931	$4,881,727	$4,832,630
11/18	$4,686,761	$4,981,073	$4,883,961
12/18	$4,326,237	$4,527,412	$4,464,050
1/19	$4,852,095	$4,906,824	$4,865,306
2/19	$5,098,044	$5,072,962	$5,039,385
3/19	$5,169,050	$5,161,280	$5,182,822
4/19	$5,373,837	$5,369,713	$5,416,981
5/19	$5,185,516	$5,027,533	$5,074,772
6/19	$5,544,663	$5,380,486	$5,423,290
7/19	$5,583,768	$5,464,044	$5,545,753
8/19	$5,320,325	$5,363,967	$5,503,279
9/19	$4,946,770	$5,456,944	$5,503,962
10/19	$4,952,944	$5,572,595	$5,659,128
11/19	$5,381,040	$5,783,192	$5,910,184
12/19	$5,332,721	$5,950,203	$6,088,501
1/20	$5,665,944	$5,956,625	$6,224,611
2/20	$5,647,685	$5,469,867	$5,800,704
3/20	$5,129,591	$4,747,027	$5,230,056
4/20	$6,184,039	$5,374,312	$6,003,954
5/20	$7,332,063	$5,657,868	$6,407,024
6/20	$8,121,757	$5,782,985	$6,686,018
7/20	$8,969,652	$6,121,614	$7,200,434
8/20	$9,736,523	$6,570,922	$7,943,463
9/20	$9,873,464	$6,330,770	$7,569,723
10/20	$9,485,464	$6,178,105	$7,312,641
11/20	$11,303,359	$6,905,621	$8,061,396
12/20	$11,504,929	$7,197,560	$8,432,148
1/21	$11,671,757	$7,138,281	$8,369,760
2/21	$12,306,701	$7,345,153	$8,367,823
3/21	$11,300,751	$7,623,118	$8,511,584
4/21	$11,913,285	$8,033,474	$9,090,701
5/21	$11,594,568	$8,071,610	$8,964,964
6/21	$13,005,139	$8,273,862	$9,527,406
7/21	$13,000,159	$8,445,741	$9,841,394
8/21	$13,288,996	$8,690,181	$10,209,353
9/21	$12,447,385	$8,291,005	$9,637,570
10/21	$13,407,270	$8,866,295	$10,472,333
11/21	$12,965,299	$8,747,358	$10,536,362
12/21	$11,564,756	$9,101,674	$10,759,130
1/22	$9,000,611	$8,588,519	$9,835,727
2/22	$8,913,092	$8,352,838	$9,417,969
3/22	$8,478,569	$8,634,707	$9,786,378
4/22	$6,597,684	$7,865,005	$8,604,558
5/22	$5,490,649	$7,853,050	$8,404,523
6/22	$4,987,032	$7,195,357	$7,738,789
7/22	$5,661,080	$7,865,529	$8,667,607
8/22	$5,736,315	$7,563,522	$8,263,835
9/22	$5,152,857	$6,863,688	$7,460,460
10/22	$5,281,832	$7,414,157	$7,896,512
11/22	$5,137,503	$7,815,246	$8,256,333
12/22	$4,578,500	$7,360,804	$7,624,255
1/23	$5,394,260	$7,854,307	$8,259,718
2/23	$5,175,312	$7,667,409	$8,161,623
3/23	$5,383,666	$7,909,954	$8,719,519
4/23	$5,053,477	$8,007,967	$8,805,547
5/23	$5,567,301	$8,045,265	$9,206,889
6/23	$6,063,467	$8,588,625	$9,836,507
7/23	$6,598,478	$8,883,973	$10,167,897
8/23	$5,989,307	$8,728,566	$10,076,601
9/23	$5,685,604	$8,318,357	$9,528,596
10/23	$5,189,438	$8,117,308	$9,392,932
11/23	$6,127,032	$8,875,427	$10,416,866
12/23	$6,882,759	$9,313,570	$10,878,145
1/24	$6,483,707	$9,443,456	$11,149,463
2/24	$7,248,262	$9,953,416	$11,910,158
3/24	$7,400,113	$10,272,494	$12,119,827
4/24	$6,699,124	$9,835,376	$11,605,755
5/24	$6,571,993	$10,298,520	$12,300,536
6/24	$6,903,947	$10,639,370	$13,129,981
7/24	$6,985,170	$10,794,203	$12,906,634
8/24	$7,442,490	$11,050,062	$13,175,452
9/24	$7,896,279	$11,286,332	$13,548,720
10/24	$8,484,262	$11,207,472	$13,503,884
11/24	$10,513,069	$11,928,997	$14,379,751
12/24	$10,104,589	$11,596,421	$14,506,684
1/25	$11,116,824	$11,965,555	$14,793,630
2/25	$10,310,588	$11,756,264	$14,262,142
3/25	$9,037,303	$11,075,887	$13,060,705
4/25	$9,825,781	$11,009,970	$13,292,020
5/25	$11,244,685	$11,712,817	$14,468,106
6/25	$12,018,956	$12,305,969	$15,390,547
7/25	$12,292,437	$12,579,425	$15,971,573
8/25	$12,727,521	$12,844,194	$16,150,133
9/25	$13,627,877	$13,289,469	$17,008,078
10/25	$13,773,496	$13,576,273	$17,625,898
11/25	$12,475,350	$13,609,364	$17,306,464
12/25	$12,620,969	$13,610,233	$17,199,178

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 6/15/18 (Inception)
Class IR	24.90%	1.87%	13.06%
Russell 1000® Index	17.37%	13.59%	14.19%
Russell 1000® Growth Index	18.56%	15.32%	17.79%

Performance Inception Date	Jun. 15, 2018
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 4,077,681,854
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 18,061,544
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,077,681,854
# of Portfolio Holdings	27
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$18,061,544

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.5%
Consumer Staples	0.5%
Short-Term Investments	1.3%
Communication Services	4.6%
Industrials	6.2%
Health Care	11.6%
Financials	12.7%
Consumer Discretionary	15.6%
Information Technology	47.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.2%
Tesla, Inc.	9.7%
AppLovin Corp.	8.0%
Affirm Holdings, Inc.	7.3%
Databricks, Inc.	6.2%
Royalty Pharma PLC	5.2%
DoorDash, Inc.	4.8%
Shopify, Inc.	4.7%
QXO, Inc.	4.6%
ROBLOX Corp.	4.6%
Total	67.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000113805
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Growth Portfolio
Class Name	Class L
Trading Symbol	MSHLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$156	1.39%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection in information technology, led by an outperforming web performance and security company

↑ Stock selection in health care, where a biopharmaceutical royalties acquirer was the leading contributor within the sector

↑ Stock selection in financials, led by a payments technology services platform

↓ Stock selection communication services, where a digital advertising software platform detracted the most within the sector

↓ Stock selection and average underweight in industrials

↓ Average overweight in consumer discretionary

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class L	Russell 1000® Index	Russell 1000® Growth Index
12/15	$10,000	$9,462	$9,442
1/16	$9,034	$9,034	$9,442
2/16	$8,771	$9,459	$9,438
3/16	$9,422	$10,117	$10,074
4/16	$9,396	$10,172	$9,982
5/16	$9,646	$10,351	$10,176
6/16	$9,560	$10,374	$10,136
7/16	$10,208	$10,769	$10,615
8/16	$10,286	$10,783	$10,562
9/16	$10,582	$10,792	$10,600
10/16	$10,200	$10,582	$10,351
11/16	$9,928	$10,999	$10,577
12/16	$9,728	$11,205	$10,708
1/17	$10,710	$11,431	$11,068
2/17	$10,917	$11,873	$11,528
3/17	$11,284	$11,881	$11,662
4/17	$11,772	$12,006	$11,928
5/17	$12,508	$12,160	$12,238
6/17	$12,372	$12,244	$12,206
7/17	$12,761	$12,487	$12,531
8/17	$13,116	$12,526	$12,760
9/17	$12,949	$12,793	$12,926
10/17	$13,650	$13,086	$13,427
11/17	$13,922	$13,485	$13,835
12/17	$13,882	$13,636	$13,943
1/18	$15,208	$14,384	$14,930
2/18	$15,405	$13,856	$14,539
3/18	$15,204	$13,541	$14,140
4/18	$15,223	$13,587	$14,189
5/18	$16,242	$13,934	$14,811
6/18	$16,523	$14,024	$14,954
7/18	$16,466	$14,508	$15,393
8/18	$17,922	$15,008	$16,235
9/18	$17,765	$15,065	$16,325
10/18	$15,905	$13,999	$14,865
11/18	$16,085	$14,284	$15,023
12/18	$14,838	$12,983	$13,732
1/19	$16,629	$14,071	$14,966
2/19	$17,460	$14,548	$15,501
3/19	$17,693	$14,801	$15,943
4/19	$18,377	$15,399	$16,663
5/19	$17,721	$14,417	$15,610
6/19	$18,939	$15,430	$16,682
7/19	$19,057	$15,669	$17,059
8/19	$18,148	$15,382	$16,928
9/19	$16,862	$15,649	$16,930
10/19	$16,870	$15,980	$17,408
11/19	$18,314	$16,584	$18,180
12/19	$18,134	$17,063	$18,729
1/20	$19,255	$17,082	$19,147
2/20	$19,180	$15,686	$17,843
3/20	$17,409	$13,613	$16,088
4/20	$20,972	$15,412	$18,468
5/20	$24,851	$16,225	$19,708
6/20	$27,511	$16,584	$20,567
7/20	$30,362	$17,555	$22,149
8/20	$32,937	$18,843	$24,434
9/20	$33,378	$18,155	$23,285
10/20	$32,043	$17,717	$22,494
11/20	$38,155	$19,803	$24,797
12/20	$38,810	$20,640	$25,938
1/21	$39,346	$20,470	$25,746
2/21	$41,463	$21,064	$25,740
3/21	$38,052	$21,861	$26,182
4/21	$40,085	$23,037	$27,963
5/21	$38,987	$23,147	$27,577
6/21	$43,697	$23,727	$29,307
7/21	$43,653	$24,220	$30,273
8/21	$44,588	$24,921	$31,404
9/21	$41,738	$23,776	$29,646
10/21	$44,923	$25,426	$32,213
11/21	$43,412	$25,085	$32,410
12/21	$38,694	$26,101	$33,096
1/22	$30,093	$24,629	$30,255
2/22	$29,783	$23,953	$28,970
3/22	$28,306	$24,762	$30,103
4/22	$22,012	$22,554	$26,468
5/22	$18,311	$22,520	$25,853
6/22	$16,612	$20,634	$23,805
7/22	$18,843	$22,556	$26,662
8/22	$19,084	$21,690	$25,420
9/22	$17,138	$19,683	$22,949
10/22	$17,563	$21,261	$24,290
11/22	$17,075	$22,412	$25,397
12/22	$15,233	$21,108	$23,453
1/23	$17,933	$22,524	$25,407
2/23	$17,185	$21,988	$25,106
3/23	$17,873	$22,683	$26,822
4/23	$16,761	$22,964	$27,086
5/23	$18,455	$23,071	$28,321
6/23	$20,081	$24,629	$30,258
7/23	$21,844	$25,476	$31,277
8/23	$19,817	$25,031	$30,996
9/23	$18,796	$23,854	$29,310
10/23	$17,147	$23,278	$28,893
11/23	$20,225	$25,452	$32,043
12/23	$22,714	$26,708	$33,462
1/24	$21,375	$27,081	$34,296
2/24	$23,886	$28,543	$36,636
3/24	$24,362	$29,458	$37,281
4/24	$22,040	$28,205	$35,700
5/24	$21,602	$29,533	$37,837
6/24	$22,683	$30,510	$40,388
7/24	$22,933	$30,954	$39,701
8/24	$24,423	$31,688	$40,528
9/24	$25,883	$32,366	$41,677
10/24	$27,789	$32,139	$41,539
11/24	$34,414	$34,209	$44,233
12/24	$33,053	$33,255	$44,623
1/25	$36,339	$34,313	$45,506
2/25	$33,682	$33,713	$43,871
3/25	$29,502	$31,762	$40,175
4/25	$32,054	$31,573	$40,887
5/25	$36,657	$33,589	$44,505
6/25	$39,149	$35,290	$47,342
7/25	$40,020	$36,074	$49,129
8/25	$41,398	$36,833	$49,679
9/25	$44,298	$38,110	$52,318
10/25	$44,737	$38,932	$54,218
11/25	$40,497	$39,027	$53,236
12/25	$40,928	$39,030	$52,906

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	23.83%	1.07%	15.13%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 4,077,681,854
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 18,061,544
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,077,681,854
# of Portfolio Holdings	27
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$18,061,544

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.5%
Consumer Staples	0.5%
Short-Term Investments	1.3%
Communication Services	4.6%
Industrials	6.2%
Health Care	11.6%
Financials	12.7%
Consumer Discretionary	15.6%
Information Technology	47.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.2%
Tesla, Inc.	9.7%
AppLovin Corp.	8.0%
Affirm Holdings, Inc.	7.3%
Databricks, Inc.	6.2%
Royalty Pharma PLC	5.2%
DoorDash, Inc.	4.8%
Shopify, Inc.	4.7%
QXO, Inc.	4.6%
ROBLOX Corp.	4.6%
Total	67.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126914
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Growth Portfolio
Class Name	Class R6
Trading Symbol	MGRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$58	0.52%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection in information technology, led by an outperforming web performance and security company

↑ Stock selection in health care, where a biopharmaceutical royalties acquirer was the leading contributor within the sector

↑ Stock selection in financials, led by a payments technology services platform

↓ Stock selection communication services, where a digital advertising software platform detracted the most within the sector

↓ Stock selection and average underweight in industrials

↓ Average overweight in consumer discretionary

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Russell 1000® Index	Russell 1000® Growth Index
12/15	$5,000,000	$5,000,000	$5,000,000
1/16	$4,520,227	$4,730,879	$4,720,863
2/16	$4,391,959	$4,729,256	$4,718,849
3/16	$4,722,496	$5,058,700	$5,037,094
4/16	$4,712,630	$5,086,210	$4,991,098
5/16	$4,840,898	$5,175,279	$5,088,021
6/16	$4,801,431	$5,186,998	$5,068,038
7/16	$5,130,917	$5,384,594	$5,307,260
8/16	$5,175,385	$5,391,748	$5,280,892
9/16	$5,327,103	$5,396,015	$5,300,209
10/16	$5,138,764	$5,290,793	$5,175,744
11/16	$5,006,665	$5,499,375	$5,288,360
12/16	$4,908,383	$5,602,691	$5,353,824
1/17	$5,407,282	$5,715,353	$5,534,241
2/17	$5,515,678	$5,936,583	$5,764,109
3/17	$5,706,065	$5,940,334	$5,830,779
4/17	$5,957,599	$6,003,137	$5,964,129
5/17	$6,334,205	$6,079,751	$6,119,213
6/17	$6,270,279	$6,122,201	$6,103,092
7/17	$6,472,822	$6,243,442	$6,265,307
8/17	$6,657,678	$6,262,972	$6,380,159
9/17	$6,578,048	$6,396,343	$6,463,113
10/17	$6,937,807	$6,543,049	$6,713,540
11/17	$7,081,426	$6,742,586	$6,917,496
12/17	$7,067,269	$6,817,753	$6,971,350
1/18	$7,747,171	$7,192,001	$7,465,104
2/18	$7,853,459	$6,927,959	$7,269,362
3/18	$7,755,607	$6,770,710	$7,070,014
4/18	$7,770,791	$6,793,722	$7,094,713
5/18	$8,297,167	$6,967,140	$7,405,684
6/18	$8,445,632	$7,012,194	$7,476,990
7/18	$8,422,735	$7,254,195	$7,696,488
8/18	$9,172,611	$7,504,155	$8,117,303
9/18	$9,098,485	$7,532,650	$8,162,671
10/18	$8,150,367	$6,999,615	$7,432,708
11/18	$8,248,627	$7,142,061	$7,511,656
12/18	$7,614,110	$6,491,584	$6,865,823
1/19	$8,539,612	$7,035,600	$7,482,965
2/19	$8,972,479	$7,273,815	$7,750,704
3/19	$9,097,449	$7,400,448	$7,971,312
4/19	$9,457,870	$7,699,309	$8,331,456
5/19	$9,126,428	$7,208,676	$7,805,129
6/19	$9,758,522	$7,714,755	$8,341,159
7/19	$9,827,346	$7,834,564	$8,529,510
8/19	$9,363,689	$7,691,070	$8,464,184
9/19	$8,706,239	$7,824,383	$8,465,235
10/19	$8,717,106	$7,990,209	$8,703,884
11/19	$9,470,548	$8,292,171	$9,090,015
12/19	$9,385,303	$8,531,637	$9,364,271
1/20	$9,971,759	$8,540,846	$9,573,611
2/20	$9,939,625	$7,842,912	$8,921,631
3/20	$9,027,806	$6,806,476	$8,043,960
4/20	$10,883,578	$7,705,903	$9,234,234
5/20	$12,904,039	$8,112,477	$9,854,167
6/20	$14,295,868	$8,291,874	$10,283,267
7/20	$15,788,117	$8,777,414	$11,074,452
8/20	$17,137,769	$9,421,650	$12,217,248
9/20	$17,378,778	$9,077,310	$11,642,427
10/20	$16,695,918	$8,858,412	$11,247,029
11/20	$19,893,308	$9,901,554	$12,398,633
12/20	$20,250,072	$10,320,148	$12,968,860
1/21	$20,543,679	$10,235,152	$12,872,905
2/21	$21,661,136	$10,531,772	$12,869,926
3/21	$19,890,733	$10,930,330	$13,091,034
4/21	$20,968,750	$11,518,715	$13,981,730
5/21	$20,407,831	$11,573,395	$13,788,344
6/21	$22,890,338	$11,863,392	$14,653,394
7/21	$22,881,574	$12,109,840	$15,136,316
8/21	$23,389,907	$12,460,327	$15,702,246
9/21	$21,908,729	$11,887,973	$14,822,829
10/21	$23,598,061	$12,712,847	$16,106,716
11/21	$22,820,223	$12,542,310	$16,205,193
12/21	$20,353,172	$13,050,343	$16,547,817
1/22	$15,843,156	$12,314,560	$15,127,599
2/22	$15,689,129	$11,976,632	$14,485,077
3/22	$14,921,696	$12,380,787	$15,051,699
4/22	$11,614,171	$11,277,157	$13,234,030
5/22	$9,665,865	$11,260,016	$12,926,371
6/22	$8,776,833	$10,316,989	$11,902,455
7/22	$9,963,110	$11,277,909	$13,331,001
8/22	$10,098,222	$10,844,879	$12,709,989
9/22	$9,074,078	$9,841,430	$11,474,378
10/22	$9,306,469	$10,630,714	$12,145,038
11/22	$9,052,460	$11,205,811	$12,698,451
12/22	$8,083,973	$10,554,213	$11,726,300
1/23	$9,525,542	$11,261,818	$12,703,657
2/23	$9,137,188	$10,993,836	$12,552,784
3/23	$9,506,901	$11,341,607	$13,410,844
4/23	$8,922,817	$11,482,141	$13,543,157
5/23	$9,830,011	$11,535,621	$14,160,431
6/23	$10,703,031	$12,314,712	$15,128,800
7/23	$11,650,614	$12,738,194	$15,638,485
8/23	$10,572,544	$12,515,365	$15,498,069
9/23	$10,038,169	$11,927,191	$14,655,225
10/23	$9,162,043	$11,638,920	$14,446,570
11/23	$10,814,877	$12,725,941	$16,021,406
12/23	$12,150,814	$13,354,167	$16,730,865
1/24	$11,445,563	$13,540,404	$17,148,160
2/24	$12,797,034	$14,271,604	$18,318,128
3/24	$13,064,222	$14,729,111	$18,640,604
4/24	$11,827,703	$14,102,354	$17,849,948
5/24	$11,600,905	$14,766,428	$18,918,538
6/24	$12,188,096	$15,255,152	$20,194,246
7/24	$12,327,903	$15,477,158	$19,850,733
8/24	$13,138,786	$15,844,018	$20,264,182
9/24	$13,934,134	$16,182,792	$20,838,277
10/24	$14,971,816	$16,069,719	$20,769,318
11/24	$18,553,991	$17,104,271	$22,116,425
12/24	$17,832,157	$16,627,410	$22,311,651
1/25	$19,616,310	$17,156,688	$22,752,981
2/25	$18,194,612	$16,856,600	$21,935,539
3/25	$15,948,016	$15,881,048	$20,087,698
4/25	$17,338,468	$15,786,533	$20,443,467
5/25	$19,841,282	$16,794,304	$22,252,317
6/25	$21,209,862	$17,644,788	$23,671,054
7/25	$21,694,177	$18,036,880	$24,564,688
8/25	$22,459,706	$18,416,516	$24,839,317
9/25	$24,047,009	$19,054,969	$26,158,859
10/25	$24,303,227	$19,466,200	$27,109,082
11/25	$22,019,136	$19,513,647	$26,617,784
12/25	$22,272,230	$19,514,893	$26,452,775

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	24.90%	1.92%	16.11%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 4,077,681,854
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 18,061,544
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,077,681,854
# of Portfolio Holdings	27
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$18,061,544

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.5%
Consumer Staples	0.5%
Short-Term Investments	1.3%
Communication Services	4.6%
Industrials	6.2%
Health Care	11.6%
Financials	12.7%
Consumer Discretionary	15.6%
Information Technology	47.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.2%
Tesla, Inc.	9.7%
AppLovin Corp.	8.0%
Affirm Holdings, Inc.	7.3%
Databricks, Inc.	6.2%
Royalty Pharma PLC	5.2%
DoorDash, Inc.	4.8%
Shopify, Inc.	4.7%
QXO, Inc.	4.6%
ROBLOX Corp.	4.6%
Total	67.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007745
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Inception Portfolio
Class Name	Class A
Trading Symbol	MSSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.32%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Growth Index:

↓ Stock selection in health care, where a health care services provider detracted most within the sector

↓ Stock selection in consumer discretionary, as an underperforming cross-border e-commerce platform led the sector lower

↓ Stock selection in financials, where a payments technology services platform had the greatest negative impact

↑ Stock selection in information technology, led by an outperforming web-performance and security company

↑ Stock selection in consumer staples, most helped by strong gains from a lifestyle and energy drinks company

↑ Stock selection in materials, driven by the strong performance of a leading producer of rare earth elements in North America

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with maximum sales charge	Russell 3000® Index	Russell 2000® Growth Index
12/15	$9,474	$10,000	$10,000
1/16	$8,384	$9,436	$8,917
2/16	$8,221	$9,433	$8,853
3/16	$8,817	$10,097	$9,532
4/16	$8,948	$10,159	$9,627
5/16	$9,087	$10,341	$9,886
6/16	$9,319	$10,362	$9,841
7/16	$9,956	$10,774	$10,484
8/16	$9,988	$10,801	$10,596
9/16	$9,941	$10,818	$10,748
10/16	$9,247	$10,584	$10,080
11/16	$9,610	$11,058	$10,982
12/16	$9,405	$11,274	$11,132
1/17	$9,839	$11,486	$11,313
2/17	$9,630	$11,913	$11,590
3/17	$9,983	$11,921	$11,727
4/17	$10,537	$12,047	$11,943
5/17	$10,906	$12,171	$11,835
6/17	$10,826	$12,280	$12,242
7/17	$10,802	$12,512	$12,346
8/17	$10,649	$12,536	$12,332
9/17	$10,685	$12,842	$13,003
10/17	$11,125	$13,122	$13,205
11/17	$11,260	$13,521	$13,584
12/17	$11,434	$13,656	$13,599
1/18	$11,867	$14,375	$14,129
2/18	$11,981	$13,846	$13,727
3/18	$11,740	$13,568	$13,912
4/18	$11,778	$13,619	$13,926
5/18	$12,808	$14,004	$14,802
6/18	$13,279	$14,095	$14,918
7/18	$13,164	$14,563	$15,175
8/18	$14,411	$15,074	$16,119
9/18	$14,309	$15,099	$15,742
10/18	$12,490	$13,988	$13,750
11/18	$12,655	$14,268	$13,965
12/18	$11,437	$12,940	$12,334
1/19	$13,164	$14,051	$13,758
2/19	$14,683	$14,545	$14,646
3/19	$14,921	$14,757	$14,448
4/19	$15,204	$15,346	$14,888
5/19	$14,951	$14,353	$13,784
6/19	$15,829	$15,361	$14,845
7/19	$16,827	$15,590	$14,990
8/19	$15,368	$15,272	$14,343
9/19	$14,251	$15,540	$14,226
10/19	$14,534	$15,874	$14,630
11/19	$15,859	$16,478	$15,492
12/19	$15,635	$16,954	$15,847
1/20	$16,627	$16,935	$15,672
2/20	$16,241	$15,549	$14,541
3/20	$12,971	$13,410	$11,764
4/20	$16,370	$15,187	$13,516
5/20	$19,952	$15,999	$14,793
6/20	$22,433	$16,364	$15,362
7/20	$24,821	$17,294	$15,889
8/20	$27,559	$18,546	$16,822
9/20	$26,824	$17,871	$16,461
10/20	$25,593	$17,485	$16,586
11/20	$32,703	$19,613	$19,511
12/20	$39,066	$20,495	$21,335
1/21	$51,991	$20,404	$22,363
2/21	$53,935	$21,042	$23,102
3/21	$48,268	$21,796	$22,375
4/21	$51,028	$22,919	$22,863
5/21	$48,414	$23,024	$22,210
6/21	$53,601	$23,592	$23,251
7/21	$49,816	$23,991	$22,404
8/21	$48,352	$24,675	$22,812
9/21	$44,901	$23,568	$21,937
10/21	$46,239	$25,161	$22,964
11/21	$41,325	$24,778	$21,843
12/21	$37,621	$25,754	$21,939
1/22	$29,612	$24,239	$18,999
2/22	$28,586	$23,628	$19,082
3/22	$27,731	$24,395	$19,169
4/22	$22,031	$22,206	$16,817
5/22	$19,751	$22,176	$16,500
6/22	$17,671	$20,321	$15,478
7/22	$19,951	$22,227	$17,211
8/22	$19,324	$21,397	$17,049
9/22	$17,471	$19,413	$15,516
10/22	$17,671	$21,005	$16,988
11/22	$16,388	$22,102	$17,265
12/22	$15,210	$20,808	$16,157
1/23	$18,377	$22,241	$17,764
2/23	$18,263	$21,721	$17,571
3/23	$18,406	$22,302	$17,138
4/23	$17,179	$22,539	$16,939
5/23	$18,777	$22,627	$16,942
6/23	$21,716	$24,172	$18,347
7/23	$23,828	$25,039	$19,204
8/23	$21,859	$24,555	$18,205
9/23	$20,204	$23,386	$17,004
10/23	$17,578	$22,766	$15,692
11/23	$19,576	$24,888	$17,121
12/23	$23,457	$26,209	$19,171
1/24	$21,345	$26,499	$18,556
2/24	$23,257	$27,933	$20,064
3/24	$24,142	$28,835	$20,625
4/24	$20,889	$27,566	$19,037
5/24	$20,917	$28,868	$20,056
6/24	$21,345	$29,762	$20,023
7/24	$22,030	$30,315	$21,662
8/24	$22,002	$30,975	$21,422
9/24	$23,114	$31,616	$21,707
10/24	$24,627	$31,384	$21,419
11/24	$31,590	$33,471	$24,045
12/24	$30,291	$32,448	$22,077
1/25	$31,388	$33,473	$22,775
2/25	$28,878	$32,831	$21,233
3/25	$27,031	$30,916	$19,623
4/25	$29,108	$30,709	$19,497
5/25	$29,743	$32,655	$20,749
6/25	$31,445	$34,314	$21,971
7/25	$32,340	$35,070	$22,345
8/25	$32,945	$35,881	$23,666
9/25	$35,311	$37,120	$24,650
10/25	$35,917	$37,915	$25,447
11/25	$32,513	$38,019	$25,273
12/25	$30,522	$38,012	$24,949

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	0.76%	(4.82)%	12.41%
Class A, with 5.25% maximum front end sales charge	(4.51)%	(5.84)%	11.81%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 311,872,658
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,637,177
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$311,872,658
# of Portfolio Holdings	61
Portfolio Turnover Rate	97%
Total Advisory Fees Paid	$2,637,177

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Energy	2.7%
Consumer Staples	5.8%
Real Estate	5.9%
Financials	6.0%
Short-Term Investments	6.0%
Industrials	6.7%
Consumer Discretionary	11.6%
Information Technology	26.3%
Health Care	29.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.4%
Roivant Sciences Ltd.	8.4%
Oddity Tech Ltd.	4.8%
IonQ, Inc.	4.5%
Landbridge Co. LLC	3.4%
Arbutus Biopharma Corp.	3.2%
BitMine Immersion Technologies, Inc.	3.1%
X4 Pharmaceuticals, Inc.	3.0%
iShares Bitcoin Trust ETF	2.8%
Immunovant, Inc.	2.8%
Total	48.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155889
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Inception Portfolio
Class Name	Class C
Trading Symbol	MSCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$210	2.10%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Growth Index:

↓ Stock selection in health care, where a health care services provider detracted most within the sector

↓ Stock selection in consumer discretionary, as an underperforming cross-border e-commerce platform led the sector lower

↓ Stock selection in financials, where a payments technology services platform had the greatest negative impact

↑ Stock selection in information technology, led by an outperforming web-performance and security company

↑ Stock selection in consumer staples, most helped by strong gains from a lifestyle and energy drinks company

↑ Stock selection in materials, driven by the strong performance of a leading producer of rare earth elements in North America

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Russell 2000® Growth Index
5/17	$10,000	$10,000	$10,000
6/17	$9,919	$10,090	$10,344
7/17	$9,889	$10,280	$10,432
8/17	$9,741	$10,300	$10,420
9/17	$9,765	$10,552	$10,987
10/17	$10,169	$10,782	$11,158
11/17	$10,285	$11,109	$11,478
12/17	$10,436	$11,220	$11,491
1/18	$10,822	$11,812	$11,939
2/18	$10,915	$11,376	$11,599
3/18	$10,705	$11,148	$11,755
4/18	$10,728	$11,190	$11,767
5/18	$11,663	$11,506	$12,508
6/18	$12,072	$11,581	$12,606
7/18	$11,967	$11,966	$12,822
8/18	$13,089	$12,386	$13,621
9/18	$12,984	$12,406	$13,302
10/18	$11,324	$11,493	$11,619
11/18	$11,465	$11,723	$11,800
12/18	$10,355	$10,632	$10,422
1/19	$11,905	$11,545	$11,625
2/19	$13,276	$11,951	$12,376
3/19	$13,482	$12,125	$12,208
4/19	$13,729	$12,609	$12,580
5/19	$13,482	$11,793	$11,647
6/19	$14,264	$12,622	$12,544
7/19	$15,155	$12,809	$12,666
8/19	$13,839	$12,548	$12,120
9/19	$12,824	$12,768	$12,020
10/19	$13,057	$13,043	$12,362
11/19	$14,250	$13,539	$13,090
12/19	$14,029	$13,930	$13,390
1/20	$14,914	$13,915	$13,243
2/20	$14,556	$12,776	$12,287
3/20	$11,628	$11,019	$9,940
4/20	$14,659	$12,478	$11,421
5/20	$17,842	$13,145	$12,500
6/20	$20,055	$13,446	$12,980
7/20	$22,184	$14,209	$13,426
8/20	$24,601	$15,239	$14,214
9/20	$23,937	$14,684	$13,909
10/20	$22,814	$14,367	$14,015
11/20	$29,130	$16,115	$16,486
12/20	$34,786	$16,840	$18,027
1/21	$46,265	$16,765	$18,896
2/21	$47,960	$17,289	$19,520
3/21	$42,893	$17,908	$18,906
4/21	$45,329	$18,832	$19,318
5/21	$42,971	$18,918	$18,767
6/21	$47,531	$19,384	$19,647
7/21	$44,160	$19,712	$18,931
8/21	$42,835	$20,274	$19,275
9/21	$39,756	$19,364	$18,536
10/21	$40,925	$20,674	$19,404
11/21	$36,540	$20,359	$18,457
12/21	$33,265	$21,161	$18,538
1/22	$26,158	$19,916	$16,054
2/22	$25,239	$19,414	$16,124
3/22	$24,483	$20,044	$16,197
4/22	$19,429	$18,245	$14,210
5/22	$17,403	$18,221	$13,942
6/22	$15,565	$16,696	$13,079
7/22	$17,565	$18,263	$14,543
8/22	$16,997	$17,581	$14,406
9/22	$15,349	$15,951	$13,110
10/22	$15,538	$17,259	$14,355
11/22	$14,403	$18,160	$14,589
12/22	$13,340	$17,097	$13,652
1/23	$16,100	$18,274	$15,010
2/23	$15,992	$17,847	$14,848
3/23	$16,127	$18,324	$14,481
4/23	$15,018	$18,519	$14,313
5/23	$16,425	$18,591	$14,315
6/23	$18,968	$19,861	$15,502
7/23	$20,809	$20,573	$16,227
8/23	$19,077	$20,176	$15,383
9/23	$17,616	$19,215	$14,368
10/23	$15,315	$18,705	$13,260
11/23	$17,047	$20,450	$14,467
12/23	$20,403	$21,534	$16,199
1/24	$18,563	$21,773	$15,680
2/24	$20,213	$22,952	$16,953
3/24	$20,971	$23,692	$17,428
4/24	$18,130	$22,649	$16,086
5/24	$18,157	$23,720	$16,947
6/24	$18,508	$24,454	$16,919
7/24	$19,077	$24,908	$18,304
8/24	$19,050	$25,451	$18,101
9/24	$19,970	$25,977	$18,342
10/24	$21,269	$25,786	$18,098
11/24	$27,276	$27,502	$20,318
12/24	$26,127	$26,661	$18,654
1/25	$27,053	$27,503	$19,244
2/25	$24,875	$26,976	$17,941
3/25	$23,270	$25,402	$16,581
4/25	$25,039	$25,232	$16,475
5/25	$25,556	$26,831	$17,532
6/25	$27,018	$28,194	$18,565
7/25	$27,786	$28,815	$18,881
8/25	$28,307	$29,482	$19,998
9/25	$30,340	$30,499	$20,828
10/25	$30,860	$31,153	$21,502
11/25	$27,935	$31,239	$21,355
12/25	$26,225	$31,232	$21,082

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 5/31/17 (Inception)
Class C, with conversion to Class A after 8 years	0.00%	(5.56)%	11.88%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	(1.00)%	(5.56)%	11.88%
Russell 3000® Index	17.15%	13.15%	14.18%
Russell 2000® Growth Index	13.01%	3.18%	9.08%

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 311,872,658
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,637,177
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$311,872,658
# of Portfolio Holdings	61
Portfolio Turnover Rate	97%
Total Advisory Fees Paid	$2,637,177

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Energy	2.7%
Consumer Staples	5.8%
Real Estate	5.9%
Financials	6.0%
Short-Term Investments	6.0%
Industrials	6.7%
Consumer Discretionary	11.6%
Information Technology	26.3%
Health Care	29.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.4%
Roivant Sciences Ltd.	8.4%
Oddity Tech Ltd.	4.8%
IonQ, Inc.	4.5%
Landbridge Co. LLC	3.4%
Arbutus Biopharma Corp.	3.2%
BitMine Immersion Technologies, Inc.	3.1%
X4 Pharmaceuticals, Inc.	3.0%
iShares Bitcoin Trust ETF	2.8%
Immunovant, Inc.	2.8%
Total	48.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007744
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Inception Portfolio
Class Name	Class I
Trading Symbol	MSSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	1.00%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Growth Index:

↓ Stock selection in health care, where a health care services provider detracted most within the sector

↓ Stock selection in consumer discretionary, as an underperforming cross-border e-commerce platform led the sector lower

↓ Stock selection in financials, where a payments technology services platform had the greatest negative impact

↑ Stock selection in information technology, led by an outperforming web-performance and security company

↑ Stock selection in consumer staples, most helped by strong gains from a lifestyle and energy drinks company

↑ Stock selection in materials, driven by the strong performance of a leading producer of rare earth elements in North America

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2000® Growth Index
12/15	$1,000,000	$1,000,000	$1,000,000
1/16	$885,091	$943,575	$891,651
2/16	$868,364	$943,271	$885,348
3/16	$931,636	$1,009,683	$953,170
4/16	$945,455	$1,015,940	$962,675
5/16	$960,000	$1,034,116	$988,610
6/16	$984,727	$1,036,242	$984,062
7/16	$1,052,626	$1,077,368	$1,048,409
8/16	$1,056,325	$1,080,116	$1,059,553
9/16	$1,051,886	$1,081,814	$1,074,809
10/16	$978,654	$1,058,408	$1,008,015
11/16	$1,017,859	$1,105,774	$1,098,201
12/16	$996,474	$1,127,351	$1,113,181
1/17	$1,042,315	$1,148,570	$1,131,255
2/17	$1,019,770	$1,191,287	$1,158,995
3/17	$1,058,096	$1,192,098	$1,172,723
4/17	$1,116,713	$1,204,734	$1,194,320
5/17	$1,156,541	$1,217,063	$1,183,459
6/17	$1,148,275	$1,228,046	$1,224,191
7/17	$1,146,024	$1,251,201	$1,234,611
8/17	$1,130,257	$1,253,612	$1,233,169
9/17	$1,134,406	$1,284,185	$1,300,315
10/17	$1,181,707	$1,312,208	$1,320,461
11/17	$1,195,815	$1,352,054	$1,358,372
12/17	$1,214,376	$1,365,567	$1,359,937
1/18	$1,261,169	$1,437,547	$1,412,950
2/18	$1,273,424	$1,384,560	$1,372,721
3/18	$1,248,914	$1,356,766	$1,391,206
4/18	$1,252,256	$1,361,923	$1,392,567
5/18	$1,362,553	$1,400,370	$1,480,245
6/18	$1,411,573	$1,409,528	$1,491,827
7/18	$1,401,546	$1,456,305	$1,517,474
8/18	$1,534,125	$1,507,447	$1,611,949
9/18	$1,522,984	$1,509,942	$1,574,224
10/18	$1,330,244	$1,398,761	$1,375,027
11/18	$1,346,955	$1,426,776	$1,396,537
12/18	$1,217,886	$1,293,987	$1,233,354
1/19	$1,402,721	$1,405,055	$1,375,785
2/19	$1,564,768	$1,454,470	$1,464,632
3/19	$1,590,088	$1,475,708	$1,444,811
4/19	$1,620,472	$1,534,635	$1,488,808
5/19	$1,593,886	$1,435,326	$1,378,352
6/19	$1,687,570	$1,536,139	$1,484,515
7/19	$1,795,179	$1,558,974	$1,499,024
8/19	$1,639,462	$1,527,193	$1,434,337
9/19	$1,521,725	$1,553,997	$1,422,564
10/19	$1,550,842	$1,587,450	$1,463,044
11/19	$1,693,900	$1,647,792	$1,549,157
12/19	$1,669,852	$1,695,370	$1,584,656
1/20	$1,775,709	$1,693,518	$1,567,208
2/20	$1,735,454	$1,554,864	$1,454,058
3/20	$1,388,065	$1,341,042	$1,176,370
4/20	$1,750,363	$1,518,650	$1,351,583
5/20	$2,133,534	$1,599,865	$1,479,305
6/20	$2,398,922	$1,636,441	$1,536,154
7/20	$2,656,854	$1,729,364	$1,588,943
8/20	$2,949,078	$1,854,647	$1,682,155
9/20	$2,871,550	$1,787,117	$1,646,111
10/20	$2,740,347	$1,748,545	$1,658,619
11/20	$3,500,726	$1,961,261	$1,951,091
12/20	$4,184,135	$2,049,495	$2,133,459
1/21	$5,570,089	$2,040,379	$2,236,322
2/21	$5,778,639	$2,104,155	$2,310,161
3/21	$5,172,695	$2,179,574	$2,237,470
4/21	$5,469,920	$2,291,930	$2,286,255
5/21	$5,189,116	$2,302,392	$2,220,960
6/21	$5,745,797	$2,359,167	$2,325,122
7/21	$5,343,476	$2,399,062	$2,240,437
8/21	$5,185,832	$2,467,478	$2,281,156
9/21	$4,817,996	$2,356,767	$2,193,693
10/21	$4,964,145	$2,516,142	$2,296,414
11/21	$4,437,023	$2,477,843	$2,184,258
12/21	$4,044,852	$2,575,418	$2,193,938
1/22	$3,185,116	$2,423,890	$1,899,887
2/22	$3,074,579	$2,362,834	$1,908,176
3/22	$2,982,464	$2,439,475	$1,916,901
4/22	$2,370,414	$2,220,551	$1,681,711
5/22	$2,126,822	$2,217,574	$1,649,954
6/22	$1,901,653	$2,032,055	$1,547,814
7/22	$2,149,339	$2,222,698	$1,721,111
8/22	$2,079,742	$2,139,748	$1,704,934
9/22	$1,881,184	$1,941,331	$1,551,558
10/22	$1,905,747	$2,100,532	$1,698,834
11/22	$1,768,599	$2,210,172	$1,726,495
12/22	$1,641,392	$2,080,759	$1,615,671
1/23	$1,980,353	$2,224,066	$1,776,386
2/23	$1,970,081	$2,172,084	$1,757,143
3/23	$1,986,516	$2,230,164	$1,713,786
4/23	$1,852,986	$2,253,925	$1,693,875
5/23	$2,027,602	$2,262,694	$1,694,180
6/23	$2,346,020	$2,417,203	$1,834,651
7/23	$2,571,994	$2,503,852	$1,920,427
8/23	$2,360,400	$2,455,518	$1,820,459
9/23	$2,183,730	$2,338,552	$1,700,380
10/23	$1,900,235	$2,276,560	$1,569,245
11/23	$2,115,937	$2,488,845	$1,712,106
12/23	$2,535,016	$2,620,858	$1,917,130
1/24	$2,309,042	$2,649,904	$1,855,649
2/24	$2,516,527	$2,793,345	$2,006,375
3/24	$2,613,080	$2,883,451	$2,062,484
4/24	$2,261,793	$2,756,574	$1,903,675
5/24	$2,265,902	$2,886,814	$2,005,619
6/24	$2,313,151	$2,976,182	$2,002,277
7/24	$2,389,160	$3,031,507	$2,166,185
8/24	$2,385,052	$3,097,499	$2,142,200
9/24	$2,506,256	$3,161,573	$2,170,670
10/24	$2,670,601	$3,138,356	$2,141,870
11/24	$3,428,640	$3,347,132	$2,404,496
12/24	$3,286,424	$3,244,826	$2,207,657
1/25	$3,406,684	$3,347,260	$2,277,455
2/25	$3,135,062	$3,283,113	$2,123,280
3/25	$2,936,010	$3,091,607	$1,962,259
4/25	$3,159,943	$3,070,866	$1,949,698
5/25	$3,230,441	$3,265,516	$2,074,869
6/25	$3,417,052	$3,431,413	$2,197,055
7/25	$3,516,577	$3,506,982	$2,234,476
8/25	$3,580,854	$3,588,140	$2,366,638
9/25	$3,840,036	$3,711,972	$2,464,958
10/25	$3,908,460	$3,791,527	$2,544,709
11/25	$3,535,238	$3,801,940	$2,527,304
12/25	$3,321,673	$3,801,166	$2,494,934

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	1.07%	(4.51)%	12.75%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 311,872,658
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,637,177
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$311,872,658
# of Portfolio Holdings	61
Portfolio Turnover Rate	97%
Total Advisory Fees Paid	$2,637,177

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Energy	2.7%
Consumer Staples	5.8%
Real Estate	5.9%
Financials	6.0%
Short-Term Investments	6.0%
Industrials	6.7%
Consumer Discretionary	11.6%
Information Technology	26.3%
Health Care	29.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.4%
Roivant Sciences Ltd.	8.4%
Oddity Tech Ltd.	4.8%
IonQ, Inc.	4.5%
Landbridge Co. LLC	3.4%
Arbutus Biopharma Corp.	3.2%
BitMine Immersion Technologies, Inc.	3.1%
X4 Pharmaceuticals, Inc.	3.0%
iShares Bitcoin Trust ETF	2.8%
Immunovant, Inc.	2.8%
Total	48.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000104303
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Inception Portfolio
Class Name	Class L
Trading Symbol	MSSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$185	1.85%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Growth Index:

↓ Stock selection in health care, where a health care services provider detracted most within the sector

↓ Stock selection in consumer discretionary, as an underperforming cross-border e-commerce platform led the sector lower

↓ Stock selection in financials, where a payments technology services platform had the greatest negative impact

↑ Stock selection in information technology, led by an outperforming web-performance and security company

↑ Stock selection in consumer staples, most helped by strong gains from a lifestyle and energy drinks company

↑ Stock selection in materials, driven by the strong performance of a leading producer of rare earth elements in North America

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class L	Russell 3000® Index	Russell 2000® Growth Index
12/15	$10,000	$10,000	$10,000
1/16	$8,851	$9,436	$8,917
2/16	$8,674	$9,433	$8,853
3/16	$9,295	$10,097	$9,532
4/16	$9,430	$10,159	$9,627
5/16	$9,572	$10,341	$9,886
6/16	$9,815	$10,362	$9,841
7/16	$10,481	$10,774	$10,484
8/16	$10,515	$10,801	$10,596
9/16	$10,456	$10,818	$10,748
10/16	$9,720	$10,584	$10,080
11/16	$10,096	$11,058	$10,982
12/16	$9,883	$11,274	$11,132
1/17	$10,327	$11,486	$11,313
2/17	$10,110	$11,913	$11,590
3/17	$10,467	$11,921	$11,727
4/17	$11,042	$12,047	$11,943
5/17	$11,434	$12,171	$11,835
6/17	$11,338	$12,280	$12,242
7/17	$11,311	$12,512	$12,346
8/17	$11,145	$12,536	$12,332
9/17	$11,184	$12,842	$13,003
10/17	$11,645	$13,122	$13,205
11/17	$11,772	$13,521	$13,584
12/17	$11,953	$13,656	$13,599
1/18	$12,406	$14,375	$14,129
2/18	$12,505	$13,846	$13,727
3/18	$12,250	$13,568	$13,912
4/18	$12,293	$13,619	$13,926
5/18	$13,352	$14,004	$14,802
6/18	$13,833	$14,095	$14,918
7/18	$13,720	$14,563	$15,175
8/18	$15,005	$15,074	$16,119
9/18	$14,878	$15,099	$15,742
10/18	$12,999	$13,988	$13,750
11/18	$13,154	$14,268	$13,965
12/18	$11,885	$12,940	$12,334
1/19	$13,676	$14,051	$13,758
2/19	$15,249	$14,545	$14,646
3/19	$15,483	$14,757	$14,448
4/19	$15,768	$15,346	$14,888
5/19	$15,483	$14,353	$13,784
6/19	$16,387	$15,361	$14,845
7/19	$17,408	$15,590	$14,990
8/19	$15,902	$15,272	$14,343
9/19	$14,747	$15,540	$14,226
10/19	$15,015	$15,874	$14,630
11/19	$16,387	$16,478	$15,492
12/19	$16,152	$16,954	$15,847
1/20	$17,165	$16,935	$15,672
2/20	$16,764	$15,549	$14,541
3/20	$13,390	$13,410	$11,764
4/20	$16,869	$15,187	$13,516
5/20	$20,560	$15,999	$14,793
6/20	$23,111	$16,364	$15,362
7/20	$25,557	$17,294	$15,889
8/20	$28,362	$18,546	$16,822
9/20	$27,581	$17,871	$16,461
10/20	$26,316	$17,485	$16,586
11/20	$33,591	$19,613	$19,511
12/20	$40,138	$20,495	$21,335
1/21	$53,362	$20,404	$22,363
2/21	$55,339	$21,042	$23,102
3/21	$49,507	$21,796	$22,375
4/21	$52,313	$22,919	$22,863
5/21	$49,580	$23,024	$22,210
6/21	$54,875	$23,592	$23,251
7/21	$50,971	$23,991	$22,404
8/21	$49,458	$24,675	$22,812
9/21	$45,920	$23,568	$21,937
10/21	$47,262	$25,161	$22,964
11/21	$42,212	$24,778	$21,843
12/21	$38,463	$25,754	$21,939
1/22	$30,246	$24,239	$18,999
2/22	$29,197	$23,628	$19,082
3/22	$28,288	$24,395	$19,169
4/22	$22,484	$22,206	$16,817
5/22	$20,141	$22,176	$16,500
6/22	$18,008	$20,321	$15,478
7/22	$20,351	$22,227	$17,211
8/22	$19,651	$21,397	$17,049
9/22	$17,763	$19,413	$15,516
10/22	$17,973	$21,005	$16,988
11/22	$16,679	$22,102	$17,265
12/22	$15,478	$20,808	$16,157
1/23	$18,665	$22,241	$17,764
2/23	$18,560	$21,721	$17,571
3/23	$18,700	$22,302	$17,138
4/23	$17,404	$22,539	$16,939
5/23	$19,015	$22,627	$16,942
6/23	$21,992	$24,172	$18,347
7/23	$24,128	$25,039	$19,204
8/23	$22,132	$24,555	$18,205
9/23	$20,451	$23,386	$17,004
10/23	$17,790	$22,766	$15,692
11/23	$19,786	$24,888	$17,121
12/23	$23,673	$26,209	$19,171
1/24	$21,537	$26,499	$18,556
2/24	$23,463	$27,933	$20,064
3/24	$24,338	$28,835	$20,625
4/24	$21,046	$27,566	$19,037
5/24	$21,082	$28,868	$20,056
6/24	$21,502	$29,762	$20,023
7/24	$22,167	$30,315	$21,662
8/24	$22,132	$30,975	$21,422
9/24	$23,218	$31,616	$21,707
10/24	$24,723	$31,384	$21,419
11/24	$31,727	$33,471	$24,045
12/24	$30,378	$32,448	$22,077
1/25	$31,475	$33,473	$22,775
2/25	$28,964	$32,831	$21,233
3/25	$27,089	$30,916	$19,623
4/25	$29,141	$30,709	$19,497
5/25	$29,777	$32,655	$20,749
6/25	$31,475	$34,314	$21,971
7/25	$32,359	$35,070	$22,345
8/25	$32,960	$35,881	$23,666
9/25	$35,294	$37,120	$24,650
10/25	$35,895	$37,915	$25,447
11/25	$32,465	$38,019	$25,273
12/25	$30,449	$38,012	$24,949

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	0.23%	(5.38)%	11.78%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 311,872,658
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,637,177
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$311,872,658
# of Portfolio Holdings	61
Portfolio Turnover Rate	97%
Total Advisory Fees Paid	$2,637,177

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Energy	2.7%
Consumer Staples	5.8%
Real Estate	5.9%
Financials	6.0%
Short-Term Investments	6.0%
Industrials	6.7%
Consumer Discretionary	11.6%
Information Technology	26.3%
Health Care	29.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.4%
Roivant Sciences Ltd.	8.4%
Oddity Tech Ltd.	4.8%
IonQ, Inc.	4.5%
Landbridge Co. LLC	3.4%
Arbutus Biopharma Corp.	3.2%
BitMine Immersion Technologies, Inc.	3.1%
X4 Pharmaceuticals, Inc.	3.0%
iShares Bitcoin Trust ETF	2.8%
Immunovant, Inc.	2.8%
Total	48.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000129402
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Inception Portfolio
Class Name	Class R6
Trading Symbol	MFLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$94	0.93%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Growth Index:

↓ Stock selection in health care, where a health care services provider detracted most within the sector

↓ Stock selection in consumer discretionary, as an underperforming cross-border e-commerce platform led the sector lower

↓ Stock selection in financials, where a payments technology services platform had the greatest negative impact

↑ Stock selection in information technology, led by an outperforming web-performance and security company

↑ Stock selection in consumer staples, most helped by strong gains from a lifestyle and energy drinks company

↑ Stock selection in materials, driven by the strong performance of a leading producer of rare earth elements in North America

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Growth Index
12/15	$5,000,000	$5,000,000	$5,000,000
1/16	$4,426,289	$4,717,874	$4,458,253
2/16	$4,342,774	$4,716,354	$4,426,738
3/16	$4,658,678	$5,048,414	$4,765,851
4/16	$4,727,669	$5,079,702	$4,813,375
5/16	$4,803,922	$5,170,580	$4,943,052
6/16	$4,927,378	$5,181,212	$4,920,312
7/16	$5,266,431	$5,386,838	$5,242,043
8/16	$5,288,590	$5,400,579	$5,297,766
9/16	$5,262,738	$5,409,069	$5,374,044
10/16	$4,897,116	$5,292,040	$5,040,075
11/16	$5,092,853	$5,528,870	$5,491,006
12/16	$4,986,091	$5,636,756	$5,565,904
1/17	$5,214,949	$5,742,851	$5,656,276
2/17	$5,106,148	$5,956,436	$5,794,973
3/17	$5,297,487	$5,960,489	$5,863,614
4/17	$5,590,125	$6,023,668	$5,971,602
5/17	$5,792,720	$6,085,315	$5,917,293
6/17	$5,751,451	$6,140,231	$6,120,956
7/17	$5,740,220	$6,256,005	$6,173,057
8/17	$5,661,530	$6,268,059	$6,165,845
9/17	$5,682,238	$6,420,923	$6,501,577
10/17	$5,918,308	$6,561,041	$6,602,305
11/17	$5,988,714	$6,760,268	$6,791,859
12/17	$6,086,865	$6,827,836	$6,799,683
1/18	$6,320,120	$7,187,736	$7,064,748
2/18	$6,381,211	$6,922,798	$6,863,603
3/18	$6,259,030	$6,783,829	$6,956,031
4/18	$6,275,691	$6,809,613	$6,962,837
5/18	$6,831,062	$7,001,850	$7,401,225
6/18	$7,080,978	$7,047,642	$7,459,133
7/18	$7,025,441	$7,281,523	$7,587,369
8/18	$7,691,886	$7,537,234	$8,059,743
9/18	$7,636,349	$7,549,711	$7,871,119
10/18	$6,670,004	$6,993,805	$6,875,136
11/18	$6,758,863	$7,133,882	$6,982,685
12/18	$6,110,193	$6,469,935	$6,166,770
1/19	$7,030,821	$7,025,276	$6,878,926
2/19	$7,850,558	$7,272,349	$7,323,160
3/19	$7,976,671	$7,378,538	$7,224,054
4/19	$8,128,007	$7,673,177	$7,444,039
5/19	$7,989,282	$7,176,632	$6,891,759
6/19	$8,468,513	$7,680,695	$7,422,574
7/19	$8,998,189	$7,794,868	$7,495,121
8/19	$8,222,592	$7,635,967	$7,171,687
9/19	$7,629,859	$7,769,985	$7,112,822
10/19	$7,781,195	$7,937,249	$7,315,220
11/19	$8,493,736	$8,238,958	$7,745,784
12/19	$8,373,704	$8,476,848	$7,923,279
1/20	$8,907,722	$8,467,589	$7,836,041
2/20	$8,700,049	$7,774,319	$7,270,292
3/20	$6,957,072	$6,705,212	$5,881,851
4/20	$8,781,635	$7,593,252	$6,757,917
5/20	$10,702,617	$7,999,327	$7,396,526
6/20	$12,037,663	$8,182,206	$7,680,768
7/20	$13,328,207	$8,646,820	$7,944,715
8/20	$14,796,758	$9,273,233	$8,410,773
9/20	$14,403,661	$8,935,585	$8,230,555
10/20	$13,750,972	$8,742,727	$8,293,094
11/20	$17,570,686	$9,806,307	$9,755,454
12/20	$21,000,624	$10,247,474	$10,667,293
1/21	$27,954,582	$10,201,894	$11,181,612
2/21	$29,007,469	$10,520,777	$11,550,804
3/21	$25,963,073	$10,897,872	$11,187,350
4/21	$27,456,704	$11,459,648	$11,431,273
5/21	$26,052,854	$11,511,961	$11,104,800
6/21	$28,844,231	$11,795,834	$11,625,611
7/21	$26,820,074	$11,995,309	$11,202,186
8/21	$26,036,530	$12,337,388	$11,405,778
9/21	$24,191,936	$11,783,836	$10,968,467
10/21	$24,926,509	$12,580,712	$11,482,071
11/21	$22,282,046	$12,389,217	$10,921,292
12/21	$20,308,774	$12,877,088	$10,969,691
1/22	$15,991,001	$12,119,449	$9,499,437
2/22	$15,442,389	$11,814,169	$9,540,882
3/22	$14,985,213	$12,197,377	$9,584,503
4/22	$11,906,895	$11,102,756	$8,408,555
5/22	$10,677,600	$11,087,870	$8,249,769
6/22	$9,549,899	$10,160,274	$7,739,072
7/22	$10,799,513	$11,113,490	$8,605,555
8/22	$10,454,091	$10,698,742	$8,524,671
9/22	$9,458,464	$9,706,657	$7,757,789
10/22	$9,580,377	$10,502,661	$8,494,170
11/22	$8,889,533	$11,050,861	$8,632,477
12/22	$8,247,783	$10,403,795	$8,078,356
1/23	$9,962,668	$11,120,332	$8,881,928
2/23	$9,901,423	$10,860,420	$8,785,713
3/23	$9,993,291	$11,150,818	$8,568,930
4/23	$9,319,586	$11,269,623	$8,469,376
5/23	$10,187,237	$11,313,471	$8,470,900
6/23	$11,789,838	$12,086,016	$9,173,256
7/23	$12,933,095	$12,519,260	$9,602,135
8/23	$11,871,499	$12,277,592	$9,102,294
9/23	$10,983,434	$11,692,758	$8,501,900
10/23	$9,554,362	$11,382,799	$7,846,223
11/23	$10,636,374	$12,444,225	$8,560,529
12/23	$12,749,357	$13,104,290	$9,585,652
1/24	$11,606,100	$13,249,521	$9,278,245
2/24	$12,647,281	$13,966,725	$10,031,874
3/24	$13,137,248	$14,417,255	$10,312,420
4/24	$11,361,117	$13,782,871	$9,518,374
5/24	$11,391,740	$14,434,071	$10,028,094
6/24	$11,626,516	$14,880,912	$10,011,384
7/24	$12,004,199	$15,157,533	$10,830,926
8/24	$11,993,991	$15,487,493	$10,710,999
9/24	$12,596,243	$15,807,865	$10,853,349
10/24	$13,423,063	$15,691,779	$10,709,349
11/24	$17,230,517	$16,735,661	$12,022,478
12/24	$16,515,332	$16,224,131	$11,038,284
1/25	$17,123,195	$16,736,298	$11,387,274
2/25	$15,752,927	$16,415,564	$10,616,399
3/25	$14,753,559	$15,458,036	$9,811,294
4/25	$15,886,863	$15,354,329	$9,748,490
5/25	$16,237,157	$16,327,578	$10,374,347
6/25	$17,174,709	$17,157,066	$10,985,277
7/25	$17,679,544	$17,534,909	$11,172,379
8/25	$18,009,233	$17,940,700	$11,833,190
9/25	$19,307,381	$18,559,858	$12,324,792
10/25	$19,657,675	$18,957,634	$12,723,547
11/25	$17,782,572	$19,009,698	$12,636,520
12/25	$16,700,782	$19,005,828	$12,474,669

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	1.12%	(4.48)%	12.82%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 311,872,658
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,637,177
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$311,872,658
# of Portfolio Holdings	61
Portfolio Turnover Rate	97%
Total Advisory Fees Paid	$2,637,177

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Energy	2.7%
Consumer Staples	5.8%
Real Estate	5.9%
Financials	6.0%
Short-Term Investments	6.0%
Industrials	6.7%
Consumer Discretionary	11.6%
Information Technology	26.3%
Health Care	29.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.4%
Roivant Sciences Ltd.	8.4%
Oddity Tech Ltd.	4.8%
IonQ, Inc.	4.5%
Landbridge Co. LLC	3.4%
Arbutus Biopharma Corp.	3.2%
BitMine Immersion Technologies, Inc.	3.1%
X4 Pharmaceuticals, Inc.	3.0%
iShares Bitcoin Trust ETF	2.8%
Immunovant, Inc.	2.8%
Total	48.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000094900
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio
Class Name	Class A
Trading Symbol	MFAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$140	1.30%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↓ Stock selection in financials, where exposure in a leading global financial markets infrastructure and data provider was the main detractor

↓ Stock selection in industrials

↓ An average overweight in consumer discretionary, where exposure to a global lifestyle and entertainment brand was the largest detractor across the portfolio

↑ Allocation to health care, driven by an Italian company that is a leader in the eyewear market

↑ Stock selection in consumer staples, where the world's leading beauty company was the top contributor

↑ An average overweight in information technology, led by a Taiwanese semiconductor foundry service provider

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI All Country World ex USA Net Index
12/15	$9,478	$10,000
1/16	$9,109	$9,320
2/16	$8,868	$9,213
3/16	$9,350	$9,962
4/16	$9,406	$10,225
5/16	$9,486	$10,052
6/16	$9,470	$9,898
7/16	$10,048	$10,388
8/16	$9,888	$10,453
9/16	$10,112	$10,582
10/16	$10,000	$10,430
11/16	$9,687	$10,189
12/16	$9,680	$10,450
1/17	$10,186	$10,820
2/17	$10,537	$10,992
3/17	$11,092	$11,271
4/17	$11,606	$11,512
5/17	$12,276	$11,886
6/17	$12,300	$11,923
7/17	$12,895	$12,362
8/17	$13,254	$12,427
9/17	$13,385	$12,657
10/17	$13,483	$12,896
11/17	$13,589	$13,000
12/17	$13,957	$13,291
1/18	$14,707	$14,031
2/18	$14,223	$13,370
3/18	$14,648	$13,134
4/18	$14,856	$13,343
5/18	$15,406	$13,035
6/18	$15,156	$12,790
7/18	$15,123	$13,096
8/18	$15,231	$12,822
9/18	$15,123	$12,881
10/18	$13,697	$11,833
11/18	$13,831	$11,945
12/18	$13,192	$11,404
1/19	$14,184	$12,266
2/19	$14,718	$12,506
3/19	$15,286	$12,580
4/19	$15,727	$12,912
5/19	$15,227	$12,219
6/19	$15,914	$12,955
7/19	$15,600	$12,798
8/19	$15,693	$12,403
9/19	$15,803	$12,722
10/19	$16,287	$13,166
11/19	$16,889	$13,282
12/19	$17,113	$13,857
1/20	$16,849	$13,485
2/20	$16,043	$12,419
3/20	$14,693	$10,621
4/20	$15,814	$11,426
5/20	$16,544	$11,800
6/20	$17,528	$12,333
7/20	$18,505	$12,883
8/20	$19,651	$13,434
9/20	$20,016	$13,104
10/20	$19,676	$12,822
11/20	$21,212	$14,547
12/20	$22,572	$15,334
1/21	$22,224	$15,367
2/21	$23,064	$15,671
3/21	$22,776	$15,869
4/21	$24,160	$16,336
5/21	$24,882	$16,847
6/21	$24,746	$16,738
7/21	$25,315	$16,462
8/21	$25,816	$16,775
9/21	$24,398	$16,238
10/21	$25,739	$16,626
11/21	$25,459	$15,877
12/21	$25,476	$16,533
1/22	$22,533	$15,924
2/22	$20,860	$15,609
3/22	$20,568	$15,634
4/22	$18,406	$14,652
5/22	$17,959	$14,757
6/22	$16,295	$13,488
7/22	$17,891	$13,949
8/22	$16,406	$13,501
9/22	$14,287	$12,152
10/22	$14,836	$12,515
11/22	$17,342	$13,992
12/22	$16,646	$13,887
1/23	$18,891	$15,014
2/23	$18,253	$14,487
3/23	$19,591	$14,841
4/23	$19,636	$15,099
5/23	$19,268	$14,550
6/23	$20,193	$15,203
7/23	$20,184	$15,821
8/23	$18,837	$15,106
9/23	$17,266	$14,629
10/23	$16,368	$14,025
11/23	$18,298	$15,288
12/23	$19,654	$16,056
1/24	$19,771	$15,897
2/24	$20,785	$16,299
3/24	$20,911	$16,808
4/24	$19,483	$16,507
5/24	$20,274	$16,986
6/24	$20,130	$16,970
7/24	$20,327	$17,363
8/24	$21,315	$17,857
9/24	$22,078	$18,338
10/24	$20,992	$17,438
11/24	$21,261	$17,280
12/24	$20,956	$16,945
1/25	$22,545	$17,627
2/25	$22,653	$17,872
3/25	$21,351	$17,831
4/25	$22,464	$18,475
5/25	$23,829	$19,322
6/25	$24,493	$19,977
7/25	$23,003	$19,920
8/25	$23,596	$20,611
9/25	$23,928	$21,354
10/25	$24,413	$21,785
11/25	$24,107	$21,780
12/25	$24,179	$22,432

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	15.38%	1.39%	9.82%
Class A, with 5.25% maximum front end sales charge	9.34%	0.30%	9.23%
MSCI All Country World ex USA Net Index	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 2,680,834,213
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 20,906,070
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,680,834,213
# of Portfolio Holdings	32
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$20,906,070

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	13.5%
Switzerland	5.6%
Italy	5.7%
Sweden	6.1%
Netherlands	6.5%
Taiwan	7.2%
Japan	7.5%
United States	7.9%
India	8.2%
Denmark	8.5%
France	23.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

DSV AS	8.5%
Hermes International SCA	7.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.2%
Spotify Technology SA	6.1%
Moncler SpA	5.7%
ASML Holding NV	5.0%
Schneider Electric SE	5.0%
Keyence Corp.	4.5%
L'Oreal SA	4.4%
LVMH Moet Hennessy Louis Vuitton SE	3.7%
Total	57.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155904
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio
Class Name	Class C
Trading Symbol	MSIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$220	2.05%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↓ Stock selection in financials, where exposure in a leading global financial markets infrastructure and data provider was the main detractor

↓ Stock selection in industrials

↓ An average overweight in consumer discretionary, where exposure to a global lifestyle and entertainment brand was the largest detractor across the portfolio

↑ Allocation to health care, driven by an Italian company that is a leader in the eyewear market

↑ Stock selection in consumer staples, where the world's leading beauty company was the top contributor

↑ An average overweight in information technology, led by a Taiwanese semiconductor foundry service provider

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI All Country World ex USA Index
12/15	$10,000	$10,000
1/16	$9,606	$9,320
2/16	$9,349	$9,213
3/16	$9,846	$9,962
4/16	$9,906	$10,225
5/16	$9,983	$10,052
6/16	$9,949	$9,898
7/16	$10,557	$10,388
8/16	$10,386	$10,453
9/16	$10,617	$10,582
10/16	$10,488	$10,430
11/16	$10,154	$10,189
12/16	$10,138	$10,450
1/17	$10,661	$10,820
2/17	$11,027	$10,992
3/17	$11,603	$11,271
4/17	$12,126	$11,512
5/17	$12,814	$11,886
6/17	$12,832	$11,923
7/17	$13,450	$12,362
8/17	$13,816	$12,427
9/17	$13,938	$12,657
10/17	$14,034	$12,896
11/17	$14,139	$13,000
12/17	$14,514	$13,291
1/18	$15,271	$14,031
2/18	$14,772	$13,370
3/18	$15,200	$13,134
4/18	$15,404	$13,343
5/18	$15,965	$13,035
6/18	$15,698	$12,790
7/18	$15,653	$13,096
8/18	$15,760	$12,822
9/18	$15,627	$12,881
10/18	$14,148	$11,833
11/18	$14,281	$11,945
12/18	$13,617	$11,404
1/19	$14,632	$12,266
2/19	$15,176	$12,506
3/19	$15,747	$12,580
4/19	$16,192	$12,912
5/19	$15,666	$12,219
6/19	$16,364	$12,955
7/19	$16,028	$12,798
8/19	$16,119	$12,403
9/19	$16,219	$12,722
10/19	$16,708	$13,166
11/19	$17,316	$13,282
12/19	$17,528	$13,857
1/20	$17,255	$13,485
2/20	$16,420	$12,419
3/20	$15,032	$10,621
4/20	$16,166	$11,426
5/20	$16,901	$11,800
6/20	$17,900	$12,333
7/20	$18,880	$12,883
8/20	$20,042	$13,434
9/20	$20,396	$13,104
10/20	$20,042	$12,822
11/20	$21,594	$14,547
12/20	$22,966	$15,334
1/21	$22,594	$15,367
2/21	$23,439	$15,671
3/21	$23,130	$15,869
4/21	$24,519	$16,336
5/21	$25,246	$16,847
6/21	$25,091	$16,738
7/21	$25,645	$16,462
8/21	$26,145	$16,775
9/21	$24,683	$16,238
10/21	$26,036	$16,626
11/21	$25,736	$15,877
12/21	$25,736	$16,533
1/22	$22,752	$15,924
2/22	$21,044	$15,609
3/22	$20,741	$15,634
4/22	$18,556	$14,652
5/22	$18,088	$14,757
6/22	$16,398	$13,488
7/22	$17,996	$13,949
8/22	$16,499	$13,501
9/22	$14,360	$12,152
10/22	$14,902	$12,515
11/22	$17,408	$13,992
12/22	$16,701	$13,887
1/23	$18,937	$15,014
2/23	$18,291	$14,487
3/23	$19,611	$14,841
4/23	$19,650	$15,099
5/23	$19,264	$14,550
6/23	$20,180	$15,203
7/23	$20,161	$15,821
8/23	$18,812	$15,106
9/23	$17,221	$14,629
10/23	$16,316	$14,025
11/23	$18,233	$15,288
12/23	$19,573	$16,056
1/24	$19,689	$15,897
2/24	$20,699	$16,299
3/24	$20,825	$16,808
4/24	$19,403	$16,507
5/24	$20,190	$16,986
6/24	$20,047	$16,970
7/24	$20,243	$17,363
8/24	$21,227	$17,857
9/24	$21,987	$18,338
10/24	$20,905	$17,438
11/24	$21,173	$17,280
12/24	$20,869	$16,945
1/25	$22,452	$17,627
2/25	$22,559	$17,872
3/25	$21,263	$17,831
4/25	$22,372	$18,475
5/25	$23,731	$19,322
6/25	$24,392	$19,977
7/25	$22,908	$19,920
8/25	$23,498	$20,611
9/25	$23,829	$21,354
10/25	$24,312	$21,785
11/25	$24,008	$21,780
12/25	$24,079	$22,432

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	14.56%	0.66%	9.19%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	13.56%	0.66%	9.19%
MSCI All Country World ex USA Index	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 2,680,834,213
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 20,906,070
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,680,834,213
# of Portfolio Holdings	32
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$20,906,070

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	13.5%
Switzerland	5.6%
Italy	5.7%
Sweden	6.1%
Netherlands	6.5%
Taiwan	7.2%
Japan	7.5%
United States	7.9%
India	8.2%
Denmark	8.5%
France	23.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

DSV AS	8.5%
Hermes International SCA	7.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.2%
Spotify Technology SA	6.1%
Moncler SpA	5.7%
ASML Holding NV	5.0%
Schneider Electric SE	5.0%
Keyence Corp.	4.5%
L'Oreal SA	4.4%
LVMH Moet Hennessy Louis Vuitton SE	3.7%
Total	57.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000094898
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio
Class Name	Class I
Trading Symbol	MFAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↓ Stock selection in financials, where exposure in a leading global financial markets infrastructure and data provider was the main detractor

↓ Stock selection in industrials

↓ An average overweight in consumer discretionary, where exposure to a global lifestyle and entertainment brand was the largest detractor across the portfolio

↑ Allocation to health care, driven by an Italian company that is a leader in the eyewear market

↑ Stock selection in consumer staples, where the world's leading beauty company was the top contributor

↑ An average overweight in information technology, led by a Taiwanese semiconductor foundry service provider

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI All Country World ex USA Net Index
12/15	$1,000,000	$1,000,000
1/16	$961,929	$931,977
2/16	$935,702	$921,324
3/16	$987,310	$996,237
4/16	$994,078	$1,022,457
5/16	$1,002,538	$1,005,199
6/16	$1,000,846	$989,820
7/16	$1,062,606	$1,038,770
8/16	$1,045,685	$1,045,339
9/16	$1,070,220	$1,058,230
10/16	$1,058,376	$1,043,015
11/16	$1,025,381	$1,018,889
12/16	$1,024,656	$1,044,951
1/17	$1,078,857	$1,081,968
2/17	$1,116,712	$1,099,222
3/17	$1,175,214	$1,127,089
4/17	$1,229,415	$1,151,217
5/17	$1,300,823	$1,188,574
6/17	$1,304,264	$1,192,264
7/17	$1,367,800	$1,236,208
8/17	$1,406,560	$1,242,677
9/17	$1,420,342	$1,265,746
10/17	$1,431,539	$1,289,559
11/17	$1,443,598	$1,300,034
12/17	$1,483,205	$1,329,091
1/18	$1,562,239	$1,403,116
2/18	$1,512,184	$1,336,955
3/18	$1,556,970	$1,313,376
4/18	$1,579,802	$1,334,344
5/18	$1,638,638	$1,303,535
6/18	$1,613,172	$1,279,034
7/18	$1,609,621	$1,309,624
8/18	$1,621,922	$1,282,213
9/18	$1,609,621	$1,288,055
10/18	$1,458,499	$1,183,287
11/18	$1,473,436	$1,194,487
12/18	$1,406,156	$1,140,422
1/19	$1,512,466	$1,226,590
2/19	$1,569,642	$1,250,556
3/19	$1,631,284	$1,258,005
4/19	$1,678,632	$1,291,238
5/19	$1,625,030	$1,221,937
6/19	$1,699,179	$1,295,515
7/19	$1,666,125	$1,279,834
8/19	$1,675,952	$1,240,308
9/19	$1,688,459	$1,272,226
10/19	$1,741,168	$1,316,617
11/19	$1,805,490	$1,328,223
12/19	$1,829,331	$1,385,742
1/20	$1,802,495	$1,348,516
2/20	$1,716,619	$1,241,923
3/20	$1,572,598	$1,062,101
4/20	$1,692,467	$1,142,588
5/20	$1,771,186	$1,179,981
6/20	$1,877,636	$1,233,305
7/20	$1,982,297	$1,288,291
8/20	$2,105,743	$1,343,438
9/20	$2,145,103	$1,310,413
10/20	$2,109,322	$1,282,241
11/20	$2,273,917	$1,454,722
12/20	$2,420,756	$1,533,351
1/21	$2,383,169	$1,536,683
2/21	$2,474,451	$1,567,104
3/21	$2,444,024	$1,586,918
4/21	$2,592,580	$1,633,631
5/21	$2,671,333	$1,684,731
6/21	$2,657,014	$1,673,815
7/21	$2,718,764	$1,646,231
8/21	$2,773,354	$1,677,523
9/21	$2,621,217	$1,623,808
10/21	$2,766,194	$1,662,569
11/21	$2,737,557	$1,587,706
12/21	$2,739,330	$1,653,321
1/22	$2,423,810	$1,592,396
2/22	$2,243,900	$1,560,875
3/22	$2,213,162	$1,563,363
4/22	$1,981,720	$1,465,195
5/22	$1,933,805	$1,475,712
6/22	$1,754,799	$1,348,761
7/22	$1,926,572	$1,394,934
8/22	$1,767,456	$1,350,069
9/22	$1,539,630	$1,215,156
10/22	$1,599,299	$1,251,467
11/22	$1,869,616	$1,399,199
12/22	$1,795,463	$1,388,737
1/23	$2,038,323	$1,501,375
2/23	$1,970,284	$1,448,674
3/23	$2,114,866	$1,484,088
4/23	$2,120,536	$1,509,871
5/23	$2,079,902	$1,454,975
6/23	$2,181,015	$1,520,258
7/23	$2,181,015	$1,582,067
8/23	$2,035,488	$1,510,612
9/23	$1,866,336	$1,462,900
10/23	$1,769,003	$1,402,543
11/23	$1,978,789	$1,528,792
12/23	$2,125,417	$1,605,601
1/24	$2,138,653	$1,589,653
2/24	$2,249,273	$1,629,898
3/24	$2,263,455	$1,680,849
4/24	$2,109,344	$1,650,665
5/24	$2,196,327	$1,698,582
6/24	$2,180,254	$1,696,967
7/24	$2,202,945	$1,736,259
8/24	$2,309,783	$1,785,707
9/24	$2,392,985	$1,833,791
10/24	$2,275,746	$1,743,817
11/24	$2,306,001	$1,728,032
12/24	$2,273,048	$1,694,456
1/25	$2,446,296	$1,762,731
2/25	$2,458,603	$1,787,197
3/25	$2,316,597	$1,783,142
4/25	$2,438,722	$1,847,518
5/25	$2,587,355	$1,932,158
6/25	$2,660,252	$1,997,703
7/25	$2,498,365	$1,991,989
8/25	$2,564,634	$2,061,104
9/25	$2,600,609	$2,135,367
10/25	$2,654,572	$2,178,524
11/25	$2,622,384	$2,177,968
12/25	$2,630,904	$2,243,240

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	15.74%	1.68%	10.16%
MSCI All Country World ex USA Net Index	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 2,680,834,213
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 20,906,070
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,680,834,213
# of Portfolio Holdings	32
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$20,906,070

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	13.5%
Switzerland	5.6%
Italy	5.7%
Sweden	6.1%
Netherlands	6.5%
Taiwan	7.2%
Japan	7.5%
United States	7.9%
India	8.2%
Denmark	8.5%
France	23.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

DSV AS	8.5%
Hermes International SCA	7.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.2%
Spotify Technology SA	6.1%
Moncler SpA	5.7%
ASML Holding NV	5.0%
Schneider Electric SE	5.0%
Keyence Corp.	4.5%
L'Oreal SA	4.4%
LVMH Moet Hennessy Louis Vuitton SE	3.7%
Total	57.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000094899
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio
Class Name	Class L
Trading Symbol	MSALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$199	1.85%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↓ Stock selection in financials, where exposure in a leading global financial markets infrastructure and data provider was the main detractor

↓ Stock selection in industrials

↓ An average overweight in consumer discretionary, where exposure to a global lifestyle and entertainment brand was the largest detractor across the portfolio

↑ Allocation to health care, driven by an Italian company that is a leader in the eyewear market

↑ Stock selection in consumer staples, where the world's leading beauty company was the top contributor

↑ An average overweight in information technology, led by a Taiwanese semiconductor foundry service provider

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class L	MSCI All Country World ex USA Net Index
12/15	$10,000	$10,000
1/16	$9,607	$9,320
2/16	$9,351	$9,213
3/16	$9,846	$9,962
4/16	$9,906	$10,225
5/16	$9,991	$10,052
6/16	$9,966	$9,898
7/16	$10,572	$10,388
8/16	$10,401	$10,453
9/16	$10,632	$10,582
10/16	$10,512	$10,430
11/16	$10,171	$10,189
12/16	$10,164	$10,450
1/17	$10,693	$10,820
2/17	$11,058	$10,992
3/17	$11,632	$11,271
4/17	$12,161	$11,512
5/17	$12,856	$11,886
6/17	$12,874	$11,923
7/17	$13,498	$12,362
8/17	$13,872	$12,427
9/17	$13,994	$12,657
10/17	$14,098	$12,896
11/17	$14,202	$13,000
12/17	$14,576	$13,291
1/18	$15,348	$14,031
2/18	$14,842	$13,370
3/18	$15,277	$13,134
4/18	$15,490	$13,343
5/18	$16,058	$13,035
6/18	$15,791	$12,790
7/18	$15,747	$13,096
8/18	$15,853	$12,822
9/18	$15,729	$12,881
10/18	$14,238	$11,833
11/18	$14,371	$11,945
12/18	$13,709	$11,404
1/19	$14,738	$12,266
2/19	$15,280	$12,506
3/19	$15,867	$12,580
4/19	$16,319	$12,912
5/19	$15,786	$12,219
6/19	$16,490	$12,955
7/19	$16,165	$12,798
8/19	$16,246	$12,403
9/19	$16,355	$12,722
10/19	$16,852	$13,166
11/19	$17,466	$13,282
12/19	$17,686	$13,857
1/20	$17,406	$13,485
2/20	$16,565	$12,419
3/20	$15,163	$10,621
4/20	$16,312	$11,426
5/20	$17,062	$11,800
6/20	$18,066	$12,333
7/20	$19,060	$12,883
8/20	$20,236	$13,434
9/20	$20,607	$13,104
10/20	$20,245	$12,822
11/20	$21,809	$14,547
12/20	$23,194	$15,334
1/21	$22,823	$15,367
2/21	$23,673	$15,671
3/21	$23,366	$15,869
4/21	$24,777	$16,336
5/21	$25,510	$16,847
6/21	$25,356	$16,738
7/21	$25,917	$16,462
8/21	$26,423	$16,775
9/21	$24,958	$16,238
10/21	$26,315	$16,626
11/21	$26,025	$15,877
12/21	$26,025	$16,533
1/22	$23,007	$15,924
2/22	$21,288	$15,609
3/22	$20,977	$15,634
4/22	$18,774	$14,652
5/22	$18,307	$14,757
6/22	$16,597	$13,488
7/22	$18,216	$13,949
8/22	$16,698	$13,501
9/22	$14,530	$12,152
10/22	$15,088	$12,515
11/22	$17,630	$13,992
12/22	$16,917	$13,887
1/23	$19,180	$15,014
2/23	$18,538	$14,487
3/23	$19,880	$14,841
4/23	$19,919	$15,099
5/23	$19,526	$14,550
6/23	$20,456	$15,203
7/23	$20,437	$15,821
8/23	$19,065	$15,106
9/23	$17,464	$14,629
10/23	$16,543	$14,025
11/23	$18,490	$15,288
12/23	$19,852	$16,056
1/24	$19,957	$15,897
2/24	$20,974	$16,299
3/24	$21,098	$16,808
4/24	$19,641	$16,507
5/24	$20,437	$16,986
6/24	$20,274	$16,970
7/24	$20,465	$17,363
8/24	$21,444	$17,857
9/24	$22,201	$18,338
10/24	$21,108	$17,438
11/24	$21,367	$17,280
12/24	$21,041	$16,945
1/25	$22,633	$17,627
2/25	$22,729	$17,872
3/25	$21,405	$17,831
4/25	$22,518	$18,475
5/25	$23,870	$19,322
6/25	$24,532	$19,977
7/25	$23,016	$19,920
8/25	$23,611	$20,611
9/25	$23,927	$21,354
10/25	$24,397	$21,785
11/25	$24,091	$21,780
12/25	$24,148	$22,432

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	14.77%	0.81%	9.22%
MSCI All Country World ex USA Net Index	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 2,680,834,213
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 20,906,070
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,680,834,213
# of Portfolio Holdings	32
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$20,906,070

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	13.5%
Switzerland	5.6%
Italy	5.7%
Sweden	6.1%
Netherlands	6.5%
Taiwan	7.2%
Japan	7.5%
United States	7.9%
India	8.2%
Denmark	8.5%
France	23.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

DSV AS	8.5%
Hermes International SCA	7.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.2%
Spotify Technology SA	6.1%
Moncler SpA	5.7%
ASML Holding NV	5.0%
Schneider Electric SE	5.0%
Keyence Corp.	4.5%
L'Oreal SA	4.4%
LVMH Moet Hennessy Louis Vuitton SE	3.7%
Total	57.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198826
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio
Class Name	Class R6
Trading Symbol	IDVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↓ Stock selection in financials, where exposure in a leading global financial markets infrastructure and data provider was the main detractor

↓ Stock selection in industrials

↓ An average overweight in consumer discretionary, where exposure to a global lifestyle and entertainment brand was the largest detractor across the portfolio

↑ Allocation to health care, driven by an Italian company that is a leader in the eyewear market

↑ Stock selection in consumer staples, where the world's leading beauty company was the top contributor

↑ An average overweight in information technology, led by a Taiwanese semiconductor foundry service provider

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	MSCI All Country World ex USA Net Index
6/18	$5,000,000	$5,000,000
6/18	$4,859,788	$4,886,213
7/18	$4,849,092	$5,003,075
8/18	$4,886,148	$4,898,360
9/18	$4,851,739	$4,920,675
10/18	$4,396,475	$4,520,439
11/18	$4,438,825	$4,563,225
12/18	$4,238,831	$4,356,683
1/19	$4,559,098	$4,685,865
2/19	$4,731,342	$4,777,423
3/19	$4,914,352	$4,805,878
4/19	$5,059,684	$4,932,838
5/19	$4,898,204	$4,668,088
6/19	$5,121,584	$4,949,176
7/19	$5,022,005	$4,889,271
8/19	$5,051,610	$4,738,270
9/19	$5,089,288	$4,860,204
10/19	$5,248,076	$5,029,789
11/19	$5,444,542	$5,074,127
12/19	$5,516,587	$5,293,864
1/20	$5,435,699	$5,151,653
2/20	$5,176,856	$4,744,440
3/20	$4,742,755	$4,057,478
4/20	$5,106,753	$4,364,957
5/20	$5,344,025	$4,507,810
6/20	$5,664,882	$4,711,518
7/20	$5,980,347	$4,921,577
8/20	$6,355,130	$5,132,254
9/20	$6,473,766	$5,006,091
10/20	$6,365,915	$4,898,467
11/20	$6,864,727	$5,557,384
12/20	$7,307,323	$5,857,764
1/21	$7,196,728	$5,870,495
2/21	$7,469,168	$5,986,709
3/21	$7,380,153	$6,062,403
4/21	$7,827,925	$6,240,860
5/21	$8,067,996	$6,436,073
6/21	$8,024,837	$6,394,373
7/21	$8,210,960	$6,288,993
8/21	$8,378,200	$6,408,536
9/21	$7,919,638	$6,203,332
10/21	$8,356,621	$6,351,407
11/21	$8,270,303	$6,065,416
12/21	$8,278,366	$6,316,078
1/22	$7,324,637	$6,083,330
2/22	$6,782,374	$5,962,915
3/22	$6,689,727	$5,972,419
4/22	$5,989,417	$5,597,393
5/22	$5,847,720	$5,637,572
6/22	$5,305,457	$5,152,587
7/22	$5,825,921	$5,328,978
8/22	$5,346,331	$5,157,585
9/22	$4,656,922	$4,642,187
10/22	$4,836,768	$4,780,901
11/22	$5,656,974	$5,345,275
12/22	$5,430,753	$5,305,306
1/23	$6,165,485	$5,735,610
2/23	$5,960,443	$5,534,280
3/23	$6,399,004	$5,669,569
4/23	$6,416,091	$5,768,066
5/23	$6,296,483	$5,558,350
6/23	$6,601,198	$5,807,749
7/23	$6,601,198	$6,043,871
8/23	$6,162,637	$5,770,896
9/23	$5,650,033	$5,588,627
10/23	$5,356,710	$5,358,046
11/23	$5,991,769	$5,840,350
12/23	$6,437,751	$6,133,780
1/24	$6,477,684	$6,072,853
2/24	$6,814,261	$6,226,600
3/24	$6,857,046	$6,421,243
4/24	$6,389,261	$6,305,935
5/24	$6,651,677	$6,488,988
6/24	$6,606,039	$6,482,817
7/24	$6,674,496	$6,632,924
8/24	$6,999,663	$6,821,825
9/24	$7,250,670	$7,005,520
10/24	$6,896,979	$6,661,795
11/24	$6,988,254	$6,601,494
12/24	$6,890,668	$6,473,226
1/25	$7,416,760	$6,734,054
2/25	$7,453,930	$6,827,519
3/25	$7,025,050	$6,812,028
4/25	$7,396,746	$7,057,959
5/25	$7,845,640	$7,381,302
6/25	$8,068,658	$7,631,701
7/25	$7,576,875	$7,609,871
8/25	$7,777,019	$7,873,909
9/25	$7,888,528	$8,157,610
10/25	$8,051,502	$8,322,482
11/25	$7,954,290	$8,320,356
12/25	$7,982,882	$8,569,711

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 6/15/18 (Inception)
Class R6	15.85%	1.78%	6.40%
MSCI All Country World ex USA Net Index	32.39%	7.91%	7.40%

Performance Inception Date	Jun. 15, 2018
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 2,680,834,213
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 20,906,070
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,680,834,213
# of Portfolio Holdings	32
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$20,906,070

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	13.5%
Switzerland	5.6%
Italy	5.7%
Sweden	6.1%
Netherlands	6.5%
Taiwan	7.2%
Japan	7.5%
United States	7.9%
India	8.2%
Denmark	8.5%
France	23.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

DSV AS	8.5%
Hermes International SCA	7.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.2%
Spotify Technology SA	6.1%
Moncler SpA	5.7%
ASML Holding NV	5.0%
Schneider Electric SE	5.0%
Keyence Corp.	4.5%
L'Oreal SA	4.4%
LVMH Moet Hennessy Louis Vuitton SE	3.7%
Total	57.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007759
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio
Class Name	Class A
Trading Symbol	MIQBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.17%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index:

↓ Underperformance was driven primarily by negative stock selection, reflecting weakness in industrials and, to a lesser extent, financials, communication services and consumer discretionary

↓ An underweight to financials and overweight to information technology detracted

↑ Benefiting from the broader strength of the banks industry, a Finland-based bank was the largest absolute contributor to performance

↑ Underweight to materials

↑ Positive performances from a France-based aerospace company, a France-based electrical components maker, a Finland-based elevator and escalator company, and a U.K.-based specialized technical products and services provider

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI EAFE Index
12/15	$9,473	$10,000
1/16	$9,098	$9,277
2/16	$8,717	$9,107
3/16	$9,231	$9,699
4/16	$9,396	$9,980
5/16	$9,492	$9,890
6/16	$9,263	$9,558
7/16	$9,559	$10,042
8/16	$9,515	$10,049
9/16	$9,483	$10,173
10/16	$9,152	$9,965
11/16	$8,936	$9,766
12/16	$9,252	$10,100
1/17	$9,495	$10,393
2/17	$9,732	$10,542
3/17	$10,020	$10,832
4/17	$10,308	$11,107
5/17	$10,903	$11,515
6/17	$10,775	$11,495
7/17	$10,924	$11,826
8/17	$10,988	$11,822
9/17	$11,130	$12,116
10/17	$11,246	$12,300
11/17	$11,432	$12,429
12/17	$11,544	$12,628
1/18	$11,960	$13,262
2/18	$11,199	$12,663
3/18	$11,355	$12,435
4/18	$11,537	$12,719
5/18	$11,394	$12,433
6/18	$11,329	$12,281
7/18	$11,444	$12,584
8/18	$11,268	$12,341
9/18	$11,359	$12,448
10/18	$10,421	$11,457
11/18	$10,474	$11,442
12/18	$9,913	$10,887
1/19	$10,445	$11,602
2/19	$10,784	$11,898
3/19	$11,013	$11,973
4/19	$11,272	$12,310
5/19	$10,614	$11,719
6/19	$11,287	$12,414
7/19	$10,984	$12,256
8/19	$10,895	$11,939
9/19	$11,087	$12,281
10/19	$11,405	$12,722
11/19	$11,560	$12,866
12/19	$11,906	$13,284
1/20	$11,663	$13,006
2/20	$10,835	$11,831
3/20	$9,464	$10,252
4/20	$10,316	$10,914
5/20	$10,713	$11,389
6/20	$11,192	$11,777
7/20	$11,403	$12,051
8/20	$11,785	$12,671
9/20	$11,574	$12,342
10/20	$10,859	$11,849
11/20	$12,458	$13,686
12/20	$13,216	$14,322
1/21	$12,864	$14,169
2/21	$12,905	$14,487
3/21	$13,290	$14,820
4/21	$13,789	$15,266
5/21	$14,419	$15,764
6/21	$14,149	$15,587
7/21	$13,994	$15,704
8/21	$14,076	$15,981
9/21	$13,445	$15,517
10/21	$13,830	$15,899
11/21	$13,102	$15,159
12/21	$13,755	$15,935
1/22	$13,519	$15,165
2/22	$13,138	$14,897
3/22	$12,848	$14,993
4/22	$12,132	$14,023
5/22	$12,222	$14,128
6/22	$11,352	$12,817
7/22	$11,796	$13,456
8/22	$10,989	$12,817
9/22	$9,974	$11,618
10/22	$10,509	$12,242
11/22	$11,950	$13,621
12/22	$11,778	$13,632
1/23	$12,918	$14,736
2/23	$12,538	$14,429
3/23	$13,055	$14,786
4/23	$13,494	$15,204
5/23	$12,948	$14,560
6/23	$13,474	$15,223
7/23	$13,650	$15,715
8/23	$13,055	$15,113
9/23	$12,392	$14,597
10/23	$11,963	$14,005
11/23	$13,055	$15,305
12/23	$13,707	$16,118
1/24	$13,497	$16,211
2/24	$13,817	$16,508
3/24	$14,027	$17,051
4/24	$13,847	$16,614
5/24	$14,436	$17,258
6/24	$14,226	$16,979
7/24	$14,626	$17,477
8/24	$15,086	$18,046
9/24	$15,425	$18,212
10/24	$14,436	$17,222
11/24	$14,256	$17,124
12/24	$14,049	$16,735
1/25	$14,767	$17,614
2/25	$15,029	$17,956
3/25	$14,877	$17,883
4/25	$15,416	$18,702
5/25	$16,175	$19,558
6/25	$16,547	$19,989
7/25	$16,175	$19,708
8/25	$16,534	$20,549
9/25	$16,754	$20,942
10/25	$16,920	$21,188
11/25	$16,823	$21,320
12/25	$17,070	$21,959

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	21.50%	5.25%	6.07%
Class A, with 5.25% maximum front end sales charge	15.16%	4.13%	5.49%
MSCI EAFE Index	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 294,329,130
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 3,363,182
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$294,329,130
# of Portfolio Holdings	54
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$3,363,182

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	8.2%
Sweden	3.2%
Taiwan	3.5%
Finland	4.8%
Denmark	4.8%
Italy	6.5%
Netherlands	7.7%
France	10.3%
Japan	10.8%
Germany	12.1%
United Kingdom	28.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
ASML Holding NV	3.3%
Keyence Corp.	3.3%
L'Oreal SA	3.0%
Safran SA	2.9%
London Stock Exchange Group PLC	2.9%
Haleon PLC	2.9%
AstraZeneca PLC	2.8%
DSV AS	2.7%
Total	31.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155894
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio
Class Name	Class C
Trading Symbol	MSECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$226	2.05%

Expenses Paid, Amount	$ 226
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index:

↓ Underperformance was driven primarily by negative stock selection, reflecting weakness in industrials and, to a lesser extent, financials, communication services and consumer discretionary

↓ An underweight to financials and overweight to information technology detracted

↑ Benefiting from the broader strength of the banks industry, a Finland-based bank was the largest absolute contributor to performance

↑ Underweight to materials

↑ Positive performances from a France-based aerospace company, a France-based electrical components maker, a Finland-based elevator and escalator company, and a U.K.-based specialized technical products and services provider

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI EAFE Index
12/15	$10,000	$10,000
1/16	$9,594	$9,277
2/16	$9,188	$9,107
3/16	$9,729	$9,699
4/16	$9,898	$9,980
5/16	$9,993	$9,890
6/16	$9,743	$9,558
7/16	$10,045	$10,042
8/16	$9,991	$10,049
9/16	$9,957	$10,173
10/16	$9,604	$9,965
11/16	$9,367	$9,766
12/16	$9,699	$10,100
1/17	$9,943	$10,393
2/17	$10,180	$10,542
3/17	$10,485	$10,832
4/17	$10,777	$11,107
5/17	$11,387	$11,515
6/17	$11,251	$11,495
7/17	$11,395	$11,826
8/17	$11,457	$11,822
9/17	$11,600	$12,116
10/17	$11,709	$12,300
11/17	$11,900	$12,429
12/17	$12,005	$12,628
1/18	$12,431	$13,262
2/18	$11,635	$12,663
3/18	$11,793	$12,435
4/18	$11,971	$12,719
5/18	$11,813	$12,433
6/18	$11,738	$12,281
7/18	$11,845	$12,584
8/18	$11,660	$12,341
9/18	$11,742	$12,448
10/18	$10,767	$11,457
11/18	$10,815	$11,442
12/18	$10,227	$10,887
1/19	$10,766	$11,602
2/19	$11,110	$11,898
3/19	$11,345	$11,973
4/19	$11,603	$12,310
5/19	$10,923	$11,719
6/19	$11,603	$12,414
7/19	$11,290	$12,256
8/19	$11,188	$11,939
9/19	$11,368	$12,281
10/19	$11,697	$12,722
11/19	$11,837	$12,866
12/19	$12,188	$13,284
1/20	$11,932	$13,006
2/20	$11,077	$11,831
3/20	$9,667	$10,252
4/20	$10,530	$10,914
5/20	$10,923	$11,389
6/20	$11,411	$11,777
7/20	$11,616	$12,051
8/20	$11,992	$12,671
9/20	$11,778	$12,342
10/20	$11,043	$11,849
11/20	$12,667	$13,686
12/20	$13,428	$14,322
1/21	$13,059	$14,169
2/21	$13,093	$14,487
3/21	$13,471	$14,820
4/21	$13,969	$15,266
5/21	$14,595	$15,764
6/21	$14,303	$15,587
7/21	$14,132	$15,704
8/21	$14,200	$15,981
9/21	$13,557	$15,517
10/21	$13,934	$15,899
11/21	$13,187	$15,159
12/21	$13,833	$15,935
1/22	$13,587	$15,165
2/22	$13,190	$14,897
3/22	$12,897	$14,993
4/22	$12,169	$14,023
5/22	$12,254	$14,128
6/22	$11,365	$12,817
7/22	$11,810	$13,456
8/22	$10,996	$12,817
9/22	$9,975	$11,618
10/22	$10,495	$12,242
11/22	$11,923	$13,621
12/22	$11,742	$13,632
1/23	$12,883	$14,736
2/23	$12,489	$14,429
3/23	$13,004	$14,786
4/23	$13,428	$15,204
5/23	$12,872	$14,560
6/23	$13,387	$15,223
7/23	$13,559	$15,715
8/23	$12,953	$15,113
9/23	$12,287	$14,597
10/23	$11,853	$14,005
11/23	$12,933	$15,305
12/23	$13,569	$16,118
1/24	$13,361	$16,211
2/24	$13,678	$16,508
3/24	$13,885	$17,051
4/24	$13,707	$16,614
5/24	$14,291	$17,258
6/24	$14,083	$16,979
7/24	$14,479	$17,477
8/24	$14,934	$18,046
9/24	$15,270	$18,212
10/24	$14,291	$17,222
11/24	$14,113	$17,124
12/24	$13,908	$16,735
1/25	$14,618	$17,614
2/25	$14,878	$17,956
3/25	$14,727	$17,883
4/25	$15,260	$18,702
5/25	$16,012	$19,558
6/25	$16,381	$19,989
7/25	$16,012	$19,708
8/25	$16,367	$20,549
9/25	$16,585	$20,942
10/25	$16,749	$21,188
11/25	$16,654	$21,320
12/25	$16,898	$21,959

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	20.50%	4.37%	5.39%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	19.87%	4.37%	5.39%
MSCI EAFE Index	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 294,329,130
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 3,363,182
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$294,329,130
# of Portfolio Holdings	54
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$3,363,182

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	8.2%
Sweden	3.2%
Taiwan	3.5%
Finland	4.8%
Denmark	4.8%
Italy	6.5%
Netherlands	7.7%
France	10.3%
Japan	10.8%
Germany	12.1%
United Kingdom	28.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
ASML Holding NV	3.3%
Keyence Corp.	3.3%
L'Oreal SA	3.0%
Safran SA	2.9%
London Stock Exchange Group PLC	2.9%
Haleon PLC	2.9%
AstraZeneca PLC	2.8%
DSV AS	2.7%
Total	31.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007758
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio
Class Name	Class I
Trading Symbol	MSIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$105	0.95%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index:

↓ Underperformance was driven primarily by negative stock selection, reflecting weakness in industrials and, to a lesser extent, financials, communication services and consumer discretionary

↓ An underweight to financials and overweight to information technology detracted

↑ Benefiting from the broader strength of the banks industry, a Finland-based bank was the largest absolute contributor to performance

↑ Underweight to materials

↑ Positive performances from a France-based aerospace company, a France-based electrical components maker, a Finland-based elevator and escalator company, and a U.K.-based specialized technical products and services provider

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI EAFE Index
12/15	$1,000,000	$1,000,000
1/16	$960,265	$927,686
2/16	$920,530	$910,690
3/16	$974,834	$969,946
4/16	$993,377	$998,027
5/16	$1,003,311	$988,961
6/16	$979,470	$955,764
7/16	$1,011,004	$1,004,203
8/16	$1,006,364	$1,004,916
9/16	$1,003,712	$1,017,261
10/16	$968,575	$996,453
11/16	$946,035	$976,607
12/16	$980,026	$1,010,002
1/17	$1,006,134	$1,039,300
2/17	$1,030,902	$1,054,161
3/17	$1,062,365	$1,083,181
4/17	$1,093,158	$1,110,742
5/17	$1,156,752	$1,151,511
6/17	$1,143,364	$1,149,474
7/17	$1,158,935	$1,182,632
8/17	$1,166,347	$1,182,186
9/17	$1,181,844	$1,211,600
10/17	$1,194,646	$1,229,998
11/17	$1,214,860	$1,242,899
12/17	$1,226,653	$1,262,849
1/18	$1,271,705	$1,326,193
2/18	$1,191,157	$1,266,334
3/18	$1,208,222	$1,243,510
4/18	$1,228,018	$1,271,903
5/18	$1,213,000	$1,243,313
6/18	$1,206,174	$1,228,123
7/18	$1,218,905	$1,258,354
8/18	$1,200,447	$1,234,052
9/18	$1,210,018	$1,244,762
10/18	$1,110,892	$1,145,689
11/18	$1,116,361	$1,144,245
12/18	$1,057,350	$1,088,699
1/19	$1,113,784	$1,160,248
2/19	$1,150,623	$1,189,825
3/19	$1,175,705	$1,197,327
4/19	$1,203,138	$1,230,991
5/19	$1,133,379	$1,171,871
6/19	$1,205,489	$1,241,393
7/19	$1,174,137	$1,225,631
8/19	$1,164,731	$1,193,880
9/19	$1,185,110	$1,228,092
10/19	$1,219,598	$1,272,216
11/19	$1,236,057	$1,286,558
12/19	$1,272,760	$1,328,371
1/20	$1,247,719	$1,300,624
2/20	$1,159,645	$1,183,051
3/20	$1,012,854	$1,025,151
4/20	$1,103,519	$1,091,378
5/20	$1,146,693	$1,138,902
6/20	$1,198,501	$1,177,681
7/20	$1,221,815	$1,205,132
8/20	$1,262,398	$1,267,089
9/20	$1,240,811	$1,234,166
10/20	$1,164,826	$1,184,887
11/20	$1,336,657	$1,368,560
12/20	$1,418,101	$1,432,193
1/21	$1,380,460	$1,416,934
2/21	$1,385,712	$1,448,715
3/21	$1,426,854	$1,482,026
4/21	$1,481,127	$1,526,619
5/21	$1,549,406	$1,576,404
6/21	$1,519,644	$1,558,663
7/21	$1,503,011	$1,570,399
8/21	$1,511,765	$1,598,100
9/21	$1,444,362	$1,551,721
10/21	$1,485,504	$1,589,887
11/21	$1,407,596	$1,515,887
12/21	$1,477,472	$1,593,506
1/22	$1,452,232	$1,516,502
2/22	$1,411,461	$1,489,688
3/22	$1,381,368	$1,499,263
4/22	$1,304,679	$1,402,268
5/22	$1,314,387	$1,412,781
6/22	$1,221,195	$1,281,692
7/22	$1,269,732	$1,345,559
8/22	$1,183,336	$1,281,652
9/22	$1,073,642	$1,161,758
10/22	$1,130,916	$1,224,231
11/22	$1,286,235	$1,362,123
12/22	$1,267,961	$1,363,217
1/23	$1,392,250	$1,473,607
2/23	$1,351,517	$1,442,858
3/23	$1,407,917	$1,478,618
4/23	$1,454,917	$1,520,363
5/23	$1,396,428	$1,456,024
6/23	$1,453,873	$1,522,287
7/23	$1,473,717	$1,571,543
8/23	$1,410,006	$1,511,334
9/23	$1,337,939	$1,459,710
10/23	$1,291,983	$1,400,531
11/23	$1,411,050	$1,530,525
12/23	$1,482,310	$1,611,840
1/24	$1,460,479	$1,621,116
2/24	$1,494,317	$1,650,790
3/24	$1,518,331	$1,705,084
4/24	$1,498,683	$1,661,418
5/24	$1,563,084	$1,725,774
6/24	$1,541,253	$1,697,913
7/24	$1,584,915	$1,747,724
8/24	$1,635,126	$1,804,553
9/24	$1,672,238	$1,821,217
10/24	$1,566,359	$1,722,177
11/24	$1,546,711	$1,712,407
12/24	$1,523,968	$1,673,463
1/25	$1,602,977	$1,761,407
2/25	$1,631,846	$1,795,566
3/25	$1,616,652	$1,788,322
4/25	$1,674,390	$1,870,237
5/25	$1,757,957	$1,955,805
6/25	$1,797,462	$1,998,899
7/25	$1,759,476	$1,970,841
8/25	$1,797,462	$2,054,863
9/25	$1,823,292	$2,094,190
10/25	$1,841,525	$2,118,825
11/25	$1,830,889	$2,131,981
12/25	$1,855,913	$2,195,939

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	21.78%	5.53%	6.38%
MSCI EAFE Index	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 294,329,130
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 3,363,182
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$294,329,130
# of Portfolio Holdings	54
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$3,363,182

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	8.2%
Sweden	3.2%
Taiwan	3.5%
Finland	4.8%
Denmark	4.8%
Italy	6.5%
Netherlands	7.7%
France	10.3%
Japan	10.8%
Germany	12.1%
United Kingdom	28.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
ASML Holding NV	3.3%
Keyence Corp.	3.3%
L'Oreal SA	3.0%
Safran SA	2.9%
London Stock Exchange Group PLC	2.9%
Haleon PLC	2.9%
AstraZeneca PLC	2.8%
DSV AS	2.7%
Total	31.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000113811
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio
Class Name	Class L
Trading Symbol	MSQLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$199	1.80%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index:

↓ Underperformance was driven primarily by negative stock selection, reflecting weakness in industrials and, to a lesser extent, financials, communication services and consumer discretionary

↓ An underweight to financials and overweight to information technology detracted

↑ Benefiting from the broader strength of the banks industry, a Finland-based bank was the largest absolute contributor to performance

↑ Underweight to materials

↑ Positive performances from a France-based aerospace company, a France-based electrical components maker, a Finland-based elevator and escalator company, and a U.K.-based specialized technical products and services provider

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class L	MSCI EAFE Index
12/15	$10,000	$10,000
1/16	$9,597	$9,277
2/16	$9,186	$9,107
3/16	$9,731	$9,699
4/16	$9,906	$9,980
5/16	$9,993	$9,890
6/16	$9,751	$9,558
7/16	$10,058	$10,042
8/16	$10,004	$10,049
9/16	$9,970	$10,173
10/16	$9,620	$9,965
11/16	$9,385	$9,766
12/16	$9,718	$10,100
1/17	$9,967	$10,393
2/17	$10,210	$10,542
3/17	$10,513	$10,832
4/17	$10,809	$11,107
5/17	$11,422	$11,515
6/17	$11,287	$11,495
7/17	$11,430	$11,826
8/17	$11,498	$11,822
9/17	$11,640	$12,116
10/17	$11,762	$12,300
11/17	$11,952	$12,429
12/17	$12,056	$12,628
1/18	$12,492	$13,262
2/18	$11,695	$12,663
3/18	$11,851	$12,435
4/18	$12,035	$12,719
5/18	$11,879	$12,433
6/18	$11,804	$12,281
7/18	$11,917	$12,584
8/18	$11,733	$12,341
9/18	$11,822	$12,448
10/18	$10,846	$11,457
11/18	$10,894	$11,442
12/18	$10,309	$10,887
1/19	$10,860	$11,602
2/19	$11,202	$11,898
3/19	$11,442	$11,973
4/19	$11,706	$12,310
5/19	$11,023	$11,719
6/19	$11,706	$12,414
7/19	$11,396	$12,256
8/19	$11,295	$11,939
9/19	$11,481	$12,281
10/19	$11,815	$12,722
11/19	$11,963	$12,866
12/19	$12,317	$13,284
1/20	$12,062	$13,006
2/20	$11,196	$11,831
3/20	$9,777	$10,252
4/20	$10,644	$10,914
5/20	$11,051	$11,389
6/20	$11,544	$11,777
7/20	$11,756	$12,051
8/20	$12,139	$12,671
9/20	$11,926	$12,342
10/20	$11,187	$11,849
11/20	$12,827	$13,686
12/20	$13,597	$14,322
1/21	$13,230	$14,169
2/21	$13,273	$14,487
3/21	$13,657	$14,820
4/21	$14,161	$15,266
5/21	$14,802	$15,764
6/21	$14,512	$15,587
7/21	$14,341	$15,704
8/21	$14,418	$15,981
9/21	$13,760	$15,517
10/21	$14,153	$15,899
11/21	$13,392	$15,159
12/21	$14,052	$15,935
1/22	$13,807	$15,165
2/22	$13,403	$14,897
3/22	$13,101	$14,993
4/22	$12,377	$14,023
5/22	$12,461	$14,128
6/22	$11,558	$12,817
7/22	$12,019	$13,456
8/22	$11,181	$12,817
9/22	$10,146	$11,618
10/22	$10,683	$12,242
11/22	$12,141	$13,621
12/22	$11,964	$13,632
1/23	$13,119	$14,736
2/23	$12,727	$14,429
3/23	$13,250	$14,786
4/23	$13,682	$15,204
5/23	$13,129	$14,560
6/23	$13,652	$15,223
7/23	$13,832	$15,715
8/23	$13,220	$15,113
9/23	$12,537	$14,597
10/23	$12,105	$14,005
11/23	$13,200	$15,305
12/23	$13,855	$16,118
1/24	$13,636	$16,211
2/24	$13,949	$16,508
3/24	$14,167	$17,051
4/24	$13,980	$16,614
5/24	$14,553	$17,258
6/24	$14,345	$16,979
7/24	$14,740	$17,477
8/24	$15,199	$18,046
9/24	$15,532	$18,212
10/24	$14,542	$17,222
11/24	$14,345	$17,124
12/24	$14,121	$16,735
1/25	$14,846	$17,614
2/25	$15,107	$17,956
3/25	$14,947	$17,883
4/25	$15,484	$18,702
5/25	$16,223	$19,558
6/25	$16,600	$19,989
7/25	$16,223	$19,708
8/25	$16,571	$20,549
9/25	$16,788	$20,942
10/25	$16,948	$21,188
11/25	$16,846	$21,320
12/25	$17,068	$21,959

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	20.87%	4.65%	5.49%
MSCI EAFE Index	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 294,329,130
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 3,363,182
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$294,329,130
# of Portfolio Holdings	54
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$3,363,182

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	8.2%
Sweden	3.2%
Taiwan	3.5%
Finland	4.8%
Denmark	4.8%
Italy	6.5%
Netherlands	7.7%
France	10.3%
Japan	10.8%
Germany	12.1%
United Kingdom	28.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
ASML Holding NV	3.3%
Keyence Corp.	3.3%
L'Oreal SA	3.0%
Safran SA	2.9%
London Stock Exchange Group PLC	2.9%
Haleon PLC	2.9%
AstraZeneca PLC	2.8%
DSV AS	2.7%
Total	31.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126915
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio
Class Name	Class R6
Trading Symbol	MIQPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$101	0.91%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index:

↓ Underperformance was driven primarily by negative stock selection, reflecting weakness in industrials and, to a lesser extent, financials, communication services and consumer discretionary

↓ An underweight to financials and overweight to information technology detracted

↑ Benefiting from the broader strength of the banks industry, a Finland-based bank was the largest absolute contributor to performance

↑ Underweight to materials

↑ Positive performances from a France-based aerospace company, a France-based electrical components maker, a Finland-based elevator and escalator company, and a U.K.-based specialized technical products and services provider

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	MSCI EAFE Index
12/15	$5,000,000	$5,000,000
1/16	$4,801,325	$4,638,430
2/16	$4,602,649	$4,553,451
3/16	$4,874,172	$4,849,732
4/16	$4,966,887	$4,990,137
5/16	$5,016,556	$4,944,806
6/16	$4,897,351	$4,778,821
7/16	$5,055,021	$5,021,015
8/16	$5,031,818	$5,024,580
9/16	$5,018,559	$5,086,304
10/16	$4,846,191	$4,982,264
11/16	$4,733,489	$4,883,037
12/16	$4,902,318	$5,050,010
1/17	$5,032,913	$5,196,499
2/17	$5,156,810	$5,270,806
3/17	$5,314,193	$5,415,904
4/17	$5,468,228	$5,553,711
5/17	$5,786,343	$5,757,555
6/17	$5,719,371	$5,747,372
7/17	$5,797,259	$5,913,160
8/17	$5,834,334	$5,910,932
9/17	$5,915,226	$6,057,999
10/17	$5,979,266	$6,149,988
11/17	$6,077,010	$6,214,496
12/17	$6,138,541	$6,314,246
1/18	$6,363,997	$6,630,965
2/18	$5,960,910	$6,331,670
3/18	$6,046,309	$6,217,550
4/18	$6,145,373	$6,359,513
5/18	$6,070,221	$6,216,565
6/18	$6,036,062	$6,140,615
7/18	$6,099,770	$6,291,768
8/18	$6,007,401	$6,170,259
9/18	$6,058,717	$6,223,809
10/18	$5,559,240	$5,728,443
11/18	$5,590,030	$5,721,225
12/18	$5,293,726	$5,443,494
1/19	$5,576,267	$5,801,242
2/19	$5,760,704	$5,949,123
3/19	$5,886,278	$5,986,637
4/19	$6,023,624	$6,154,953
5/19	$5,678,296	$5,859,356
6/19	$6,035,397	$6,206,965
7/19	$5,878,430	$6,128,156
8/19	$5,831,339	$5,969,400
9/19	$5,933,368	$6,140,460
10/19	$6,106,032	$6,361,081
11/19	$6,188,440	$6,432,791
12/19	$6,374,838	$6,641,854
1/20	$6,249,417	$6,503,121
2/20	$5,808,281	$5,915,253
3/20	$5,073,056	$5,125,755
4/20	$5,531,491	$5,456,892
5/20	$5,743,409	$5,694,511
6/20	$6,002,900	$5,888,407
7/20	$6,119,671	$6,025,659
8/20	$6,322,939	$6,335,444
9/20	$6,214,818	$6,170,828
10/20	$5,834,231	$5,924,434
11/20	$6,694,877	$6,842,800
12/20	$7,101,030	$7,160,963
1/21	$6,916,815	$7,084,671
2/21	$6,938,745	$7,243,575
3/21	$7,144,890	$7,410,128
4/21	$7,416,826	$7,633,095
5/21	$7,758,939	$7,882,018
6/21	$7,609,812	$7,793,315
7/21	$7,526,477	$7,851,995
8/21	$7,574,724	$7,990,499
9/21	$7,232,611	$7,758,607
10/21	$7,443,142	$7,949,433
11/21	$7,048,397	$7,579,436
12/21	$7,401,808	$7,967,532
1/22	$7,280,147	$7,582,510
2/22	$7,070,892	$7,448,440
3/22	$6,920,033	$7,496,314
4/22	$6,540,453	$7,011,342
5/22	$6,589,117	$7,063,905
6/22	$6,117,076	$6,408,462
7/22	$6,360,396	$6,727,795
8/22	$5,927,286	$6,408,261
9/22	$5,382,248	$5,808,788
10/22	$5,669,366	$6,121,153
11/22	$6,447,992	$6,810,614
12/22	$6,355,256	$6,816,087
1/23	$6,978,732	$7,368,034
2/23	$6,774,399	$7,214,289
3/23	$7,057,321	$7,393,088
4/23	$7,293,089	$7,601,816
5/23	$6,999,689	$7,280,122
6/23	$7,287,850	$7,611,437
7/23	$7,387,396	$7,857,716
8/23	$7,067,800	$7,556,668
9/23	$6,711,528	$7,298,550
10/23	$6,480,999	$7,002,653
11/23	$7,073,039	$7,652,625
12/23	$7,433,220	$8,059,201
1/24	$7,323,667	$8,105,581
2/24	$7,493,475	$8,253,949
3/24	$7,613,984	$8,525,418
4/24	$7,515,386	$8,307,092
5/24	$7,833,091	$8,628,868
6/24	$7,729,015	$8,489,565
7/24	$7,948,123	$8,738,619
8/24	$8,200,096	$9,022,766
9/24	$8,386,338	$9,106,085
10/24	$7,855,002	$8,610,887
11/24	$7,750,926	$8,562,034
12/24	$7,641,975	$8,367,317
1/25	$8,038,961	$8,807,034
2/25	$8,184,013	$8,977,831
3/25	$8,107,670	$8,941,611
4/25	$8,397,775	$9,351,184
5/25	$8,810,029	$9,779,027
6/25	$9,016,156	$9,994,497
7/25	$8,825,298	$9,854,205
8/25	$9,016,156	$10,274,313
9/25	$9,145,940	$10,470,948
10/25	$9,237,552	$10,594,125
11/25	$9,184,112	$10,659,905
12/25	$9,309,593	$10,979,693

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	21.82%	5.57%	6.41%
MSCI EAFE Index	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 294,329,130
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 3,363,182
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$294,329,130
# of Portfolio Holdings	54
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$3,363,182

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	8.2%
Sweden	3.2%
Taiwan	3.5%
Finland	4.8%
Denmark	4.8%
Italy	6.5%
Netherlands	7.7%
France	10.3%
Japan	10.8%
Germany	12.1%
United Kingdom	28.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
ASML Holding NV	3.3%
Keyence Corp.	3.3%
L'Oreal SA	3.0%
Safran SA	2.9%
London Stock Exchange Group PLC	2.9%
Haleon PLC	2.9%
AstraZeneca PLC	2.8%
DSV AS	2.7%
Total	31.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085089
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio
Class Name	Class A
Trading Symbol	MIOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$140	1.32%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↓ Stock selection in financials, where exposure in a leading global financial markets infrastructure and data provider was the main detractor

↓ Stock selection in consumer discretionary, where a Chinese consumer services super-app (an integrated app platform combining multiple services) was the largest detractor across the portfolio

↓ An average overweight in consumer discretionary, where an Indian online travel agency was the second-largest detractor

↑ No exposure to health care

↑ Stock selection in utilities, led by a position in a Brazilian sanitation company

↑ Allocation to consumer staples, driven by the world's leading beauty company

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI All Country World ex USA Net Index
12/15	$9,474	$10,000
1/16	$8,985	$9,320
2/16	$8,573	$9,213
3/16	$9,138	$9,962
4/16	$9,233	$10,225
5/16	$9,321	$10,052
6/16	$9,245	$9,898
7/16	$9,810	$10,388
8/16	$9,753	$10,453
9/16	$9,968	$10,582
10/16	$9,797	$10,430
11/16	$9,480	$10,189
12/16	$9,379	$10,450
1/17	$9,880	$10,820
2/17	$10,273	$10,992
3/17	$10,907	$11,271
4/17	$11,433	$11,512
5/17	$12,099	$11,886
6/17	$12,181	$11,923
7/17	$13,084	$12,362
8/17	$13,364	$12,427
9/17	$13,599	$12,657
10/17	$13,808	$12,896
11/17	$13,707	$13,000
12/17	$14,350	$13,291
1/18	$15,369	$14,031
2/18	$14,892	$13,370
3/18	$15,002	$13,134
4/18	$15,131	$13,343
5/18	$15,937	$13,035
6/18	$15,556	$12,790
7/18	$15,263	$13,096
8/18	$15,108	$12,822
9/18	$14,817	$12,881
10/18	$13,040	$11,833
11/18	$13,215	$11,945
12/18	$12,576	$11,404
1/19	$13,836	$12,266
2/19	$14,560	$12,506
3/19	$15,381	$12,580
4/19	$15,736	$12,912
5/19	$14,812	$12,219
6/19	$15,704	$12,955
7/19	$15,491	$12,798
8/19	$15,290	$12,403
9/19	$15,174	$12,722
10/19	$15,820	$13,166
11/19	$16,473	$13,282
12/19	$16,951	$13,857
1/20	$16,376	$13,485
2/20	$15,859	$12,419
3/20	$14,399	$10,621
4/20	$16,111	$11,426
5/20	$17,371	$11,800
6/20	$19,284	$12,333
7/20	$20,835	$12,883
8/20	$22,360	$13,434
9/20	$22,425	$13,104
10/20	$22,419	$12,822
11/20	$24,545	$14,547
12/20	$26,284	$15,334
1/21	$26,725	$15,367
2/21	$28,098	$15,671
3/21	$26,297	$15,869
4/21	$27,379	$16,336
5/21	$27,250	$16,847
6/21	$27,684	$16,738
7/21	$26,349	$16,462
8/21	$27,198	$16,775
9/21	$25,209	$16,238
10/21	$26,641	$16,626
11/21	$25,474	$15,877
12/21	$24,838	$16,533
1/22	$21,412	$15,924
2/22	$19,571	$15,609
3/22	$18,279	$15,634
4/22	$15,688	$14,652
5/22	$15,145	$14,757
6/22	$13,542	$13,488
7/22	$14,966	$13,949
8/22	$14,151	$13,501
9/22	$12,475	$12,152
10/22	$12,767	$12,515
11/22	$14,675	$13,992
12/22	$13,919	$13,887
1/23	$15,878	$15,014
2/23	$15,160	$14,487
3/23	$16,255	$14,841
4/23	$16,197	$15,099
5/23	$16,052	$14,550
6/23	$16,806	$15,203
7/23	$17,336	$15,821
8/23	$16,306	$15,106
9/23	$15,174	$14,629
10/23	$14,355	$14,025
11/23	$16,052	$15,288
12/23	$16,806	$16,056
1/24	$16,516	$15,897
2/24	$17,822	$16,299
3/24	$18,112	$16,808
4/24	$17,597	$16,507
5/24	$18,257	$16,986
6/24	$18,221	$16,970
7/24	$18,257	$17,363
8/24	$19,345	$17,857
9/24	$20,564	$18,338
10/24	$20,252	$17,438
11/24	$20,643	$17,280
12/24	$19,983	$16,945
1/25	$21,100	$17,627
2/25	$21,187	$17,872
3/25	$20,419	$17,831
4/25	$21,238	$18,475
5/25	$22,515	$19,322
6/25	$23,327	$19,977
7/25	$21,956	$19,920
8/25	$22,732	$20,611
9/25	$23,197	$21,354
10/25	$23,342	$21,785
11/25	$22,471	$21,780
12/25	$22,442	$22,432

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	12.30%	(3.11)%	9.01%
Class A, with 5.25% maximum front end sales charge	6.40%	(4.15)%	8.42%
MSCI All Country World ex USA Net Index	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 739,073,398
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 5,714,661
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$739,073,398
# of Portfolio Holdings	36
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$5,714,661

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	17.0%
Sweden	4.9%
Taiwan	5.3%
Korea, Republic of	5.8%
Denmark	6.0%
Netherlands	6.1%
Japan	7.9%
United States	8.1%
France	12.2%
India	12.6%
China	14.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

DSV AS	6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
MercadoLibre, Inc.	5.2%
Spotify Technology SA	4.9%
NU Holdings Ltd.	4.6%
Schneider Electric SE	4.2%
Hermes International SCA	3.5%
Coupang, Inc.	3.5%
Trip.com Group Ltd.	3.4%
ASML Holding NV	3.3%
Total	43.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155897
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio
Class Name	Class C
Trading Symbol	MSOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$220	2.08%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	2.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↓ Stock selection in financials, where exposure in a leading global financial markets infrastructure and data provider was the main detractor

↓ Stock selection in consumer discretionary, where a Chinese consumer services super-app (an integrated app platform combining multiple services) was the largest detractor across the portfolio

↓ An average overweight in consumer discretionary, where an Indian online travel agency was the second-largest detractor

↑ No exposure to health care

↑ Stock selection in utilities, led by a position in a Brazilian sanitation company

↑ Allocation to consumer staples, driven by the world's leading beauty company

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI All Country World ex USA Net Index
12/15	$10,000	$10,000
1/16	$9,474	$9,320
2/16	$9,037	$9,213
3/16	$9,624	$9,962
4/16	$9,720	$10,225
5/16	$9,802	$10,052
6/16	$9,713	$9,898
7/16	$10,307	$10,388
8/16	$10,239	$10,453
9/16	$10,464	$10,582
10/16	$10,273	$10,430
11/16	$9,939	$10,189
12/16	$9,829	$10,450
1/17	$10,342	$10,820
2/17	$10,745	$10,992
3/17	$11,400	$11,271
4/17	$11,940	$11,512
5/17	$12,630	$11,886
6/17	$12,712	$11,923
7/17	$13,643	$12,362
8/17	$13,924	$12,427
9/17	$14,163	$12,657
10/17	$14,368	$12,896
11/17	$14,259	$13,000
12/17	$14,918	$13,291
1/18	$15,968	$14,031
2/18	$15,467	$13,370
3/18	$15,571	$13,134
4/18	$15,690	$13,343
5/18	$16,517	$13,035
6/18	$16,114	$12,790
7/18	$15,798	$13,096
8/18	$15,631	$12,822
9/18	$15,324	$12,881
10/18	$13,471	$11,833
11/18	$13,645	$11,945
12/18	$12,978	$11,404
1/19	$14,274	$12,266
2/19	$15,012	$12,506
3/19	$15,848	$12,580
4/19	$16,210	$12,912
5/19	$15,249	$12,219
6/19	$16,155	$12,955
7/19	$15,925	$12,798
8/19	$15,702	$12,403
9/19	$15,583	$12,722
10/19	$16,231	$13,166
11/19	$16,893	$13,282
12/19	$17,374	$13,857
1/20	$16,775	$13,485
2/20	$16,238	$12,419
3/20	$14,726	$10,621
4/20	$16,475	$11,426
5/20	$17,750	$11,800
6/20	$19,686	$12,333
7/20	$21,261	$12,883
8/20	$22,800	$13,434
9/20	$22,856	$13,104
10/20	$22,835	$12,822
11/20	$24,988	$14,547
12/20	$26,744	$15,334
1/21	$27,170	$15,367
2/21	$28,553	$15,671
3/21	$26,709	$15,869
4/21	$27,785	$16,336
5/21	$27,638	$16,847
6/21	$28,064	$16,738
7/21	$26,695	$16,462
8/21	$27,541	$16,775
9/21	$25,515	$16,238
10/21	$26,940	$16,626
11/21	$25,746	$15,877
12/21	$25,094	$16,533
1/22	$21,617	$15,924
2/22	$19,757	$15,609
3/22	$18,441	$15,634
4/22	$15,816	$14,652
5/22	$15,265	$14,757
6/22	$13,634	$13,488
7/22	$15,058	$13,949
8/22	$14,228	$13,501
9/22	$12,533	$12,152
10/22	$12,819	$12,515
11/22	$14,729	$13,992
12/22	$13,963	$13,887
1/23	$15,919	$15,014
2/23	$15,185	$14,487
3/23	$16,274	$14,841
4/23	$16,211	$15,099
5/23	$16,053	$14,550
6/23	$16,795	$15,203
7/23	$17,315	$15,821
8/23	$16,282	$15,106
9/23	$15,138	$14,629
10/23	$14,310	$14,025
11/23	$15,990	$15,288
12/23	$16,732	$16,056
1/24	$16,443	$15,897
2/24	$17,743	$16,299
3/24	$18,031	$16,808
4/24	$17,519	$16,507
5/24	$18,176	$16,986
6/24	$18,140	$16,970
7/24	$18,176	$17,363
8/24	$19,259	$17,857
9/24	$20,472	$18,338
10/24	$20,162	$17,438
11/24	$20,552	$17,280
12/24	$19,894	$16,945
1/25	$21,007	$17,627
2/25	$21,093	$17,872
3/25	$20,328	$17,831
4/25	$21,144	$18,475
5/25	$22,415	$19,322
6/25	$23,223	$19,977
7/25	$21,859	$19,920
8/25	$22,631	$20,611
9/25	$23,093	$21,354
10/25	$23,238	$21,785
11/25	$22,371	$21,780
12/25	$22,342	$22,432

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	11.46%	(3.82)%	8.37%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	10.46%	(3.82)%	8.37%
MSCI All Country World ex USA Net Index	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 739,073,398
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 5,714,661
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$739,073,398
# of Portfolio Holdings	36
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$5,714,661

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	17.0%
Sweden	4.9%
Taiwan	5.3%
Korea, Republic of	5.8%
Denmark	6.0%
Netherlands	6.1%
Japan	7.9%
United States	8.1%
France	12.2%
India	12.6%
China	14.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

DSV AS	6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
MercadoLibre, Inc.	5.2%
Spotify Technology SA	4.9%
NU Holdings Ltd.	4.6%
Schneider Electric SE	4.2%
Hermes International SCA	3.5%
Coupang, Inc.	3.5%
Trip.com Group Ltd.	3.4%
ASML Holding NV	3.3%
Total	43.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085087
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio
Class Name	Class I
Trading Symbol	MIOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↓ Stock selection in financials, where exposure in a leading global financial markets infrastructure and data provider was the main detractor

↓ Stock selection in consumer discretionary, where a Chinese consumer services super-app (an integrated app platform combining multiple services) was the largest detractor across the portfolio

↓ An average overweight in consumer discretionary, where an Indian online travel agency was the second-largest detractor

↑ No exposure to health care

↑ Stock selection in utilities, led by a position in a Brazilian sanitation company

↑ Allocation to consumer staples, driven by the world's leading beauty company

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI All Country World ex USA Net Index
12/15	$1,000,000	$1,000,000
1/16	$948,769	$931,977
2/16	$905,522	$921,324
3/16	$965,403	$996,237
4/16	$976,048	$1,022,457
5/16	$985,363	$1,005,199
6/16	$977,379	$989,820
7/16	$1,037,436	$1,038,770
8/16	$1,032,113	$1,045,339
9/16	$1,055,404	$1,058,230
10/16	$1,037,436	$1,043,015
11/16	$1,004,164	$1,018,889
12/16	$993,517	$1,044,951
1/17	$1,046,753	$1,081,968
2/17	$1,088,676	$1,099,222
3/17	$1,156,552	$1,127,089
4/17	$1,211,784	$1,151,217
5/17	$1,282,987	$1,188,574
6/17	$1,292,304	$1,192,264
7/17	$1,387,706	$1,236,208
8/17	$1,417,700	$1,242,677
9/17	$1,443,028	$1,265,746
10/17	$1,465,690	$1,289,559
11/17	$1,455,692	$1,300,034
12/17	$1,523,891	$1,329,091
1/18	$1,632,838	$1,403,116
2/18	$1,582,763	$1,336,955
3/18	$1,594,943	$1,313,376
4/18	$1,608,477	$1,334,344
5/18	$1,694,416	$1,303,535
6/18	$1,654,491	$1,279,034
7/18	$1,623,732	$1,309,624
8/18	$1,607,461	$1,282,213
9/18	$1,577,630	$1,288,055
10/18	$1,388,477	$1,183,287
11/18	$1,407,460	$1,194,487
12/18	$1,340,470	$1,140,422
1/19	$1,474,720	$1,226,590
2/19	$1,552,016	$1,250,556
3/19	$1,640,160	$1,258,005
4/19	$1,678,808	$1,291,238
5/19	$1,581,171	$1,221,937
6/19	$1,676,095	$1,295,515
7/19	$1,653,720	$1,279,834
8/19	$1,632,701	$1,240,308
9/19	$1,621,175	$1,272,226
10/19	$1,690,334	$1,316,617
11/19	$1,760,849	$1,328,223
12/19	$1,812,380	$1,385,742
1/20	$1,751,357	$1,348,516
2/20	$1,696,436	$1,241,923
3/20	$1,540,489	$1,062,101
4/20	$1,724,236	$1,142,588
5/20	$1,859,164	$1,179,981
6/20	$2,064,608	$1,233,305
7/20	$2,230,726	$1,288,291
8/20	$2,394,809	$1,343,438
9/20	$2,402,268	$1,310,413
10/20	$2,402,268	$1,282,241
11/20	$2,630,765	$1,454,722
12/20	$2,818,018	$1,533,351
1/21	$2,865,596	$1,536,683
2/21	$3,013,090	$1,567,104
3/21	$2,820,736	$1,586,918
4/21	$2,937,644	$1,633,631
5/21	$2,924,730	$1,684,731
6/21	$2,971,629	$1,673,815
7/21	$2,828,893	$1,646,231
8/21	$2,921,331	$1,677,523
9/21	$2,707,907	$1,623,808
10/21	$2,862,198	$1,662,569
11/21	$2,737,814	$1,587,706
12/21	$2,670,341	$1,653,321
1/22	$2,302,857	$1,592,396
2/22	$2,105,568	$1,560,875
3/22	$1,967,327	$1,563,363
4/22	$1,688,067	$1,465,195
5/22	$1,631,103	$1,475,712
6/22	$1,458,128	$1,348,761
7/22	$1,611,652	$1,394,934
8/22	$1,524,818	$1,350,069
9/22	$1,344,201	$1,215,156
10/22	$1,376,157	$1,251,467
11/22	$1,582,476	$1,399,199
12/22	$1,501,921	$1,388,737
1/23	$1,713,556	$1,501,375
2/23	$1,636,184	$1,448,674
3/23	$1,754,517	$1,484,088
4/23	$1,749,207	$1,509,871
5/23	$1,734,037	$1,454,975
6/23	$1,815,201	$1,520,258
7/23	$1,872,851	$1,582,067
8/23	$1,762,861	$1,510,612
9/23	$1,639,977	$1,462,900
10/23	$1,552,744	$1,402,543
11/23	$1,736,312	$1,528,792
12/23	$1,818,994	$1,605,601
1/24	$1,787,893	$1,589,653
2/24	$1,930,500	$1,629,898
3/24	$1,962,359	$1,680,849
4/24	$1,906,985	$1,650,665
5/24	$1,978,288	$1,698,582
6/24	$1,975,254	$1,696,967
7/24	$1,979,806	$1,736,259
8/24	$2,098,139	$1,785,707
9/24	$2,231,643	$1,833,791
10/24	$2,197,508	$1,743,817
11/24	$2,240,745	$1,728,032
12/24	$2,170,395	$1,694,456
1/25	$2,291,184	$1,762,731
2/25	$2,301,059	$1,787,197
3/25	$2,219,014	$1,783,142
4/25	$2,308,656	$1,847,518
5/25	$2,447,677	$1,932,158
6/25	$2,537,319	$1,997,703
7/25	$2,388,422	$1,991,989
8/25	$2,473,506	$2,061,104
9/25	$2,525,164	$2,135,367
10/25	$2,541,117	$2,178,524
11/25	$2,446,917	$2,177,968
12/25	$2,444,638	$2,243,240

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	12.64%	(2.80)%	9.35%
MSCI All Country World ex USA Net Index	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 739,073,398
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 5,714,661
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$739,073,398
# of Portfolio Holdings	36
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$5,714,661

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	17.0%
Sweden	4.9%
Taiwan	5.3%
Korea, Republic of	5.8%
Denmark	6.0%
Netherlands	6.1%
Japan	7.9%
United States	8.1%
France	12.2%
India	12.6%
China	14.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

DSV AS	6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
MercadoLibre, Inc.	5.2%
Spotify Technology SA	4.9%
NU Holdings Ltd.	4.6%
Schneider Electric SE	4.2%
Hermes International SCA	3.5%
Coupang, Inc.	3.5%
Trip.com Group Ltd.	3.4%
ASML Holding NV	3.3%
Total	43.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198820
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio
Class Name	Class IR
Trading Symbol	MRNPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$100	0.94%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↓ Stock selection in financials, where exposure in a leading global financial markets infrastructure and data provider was the main detractor

↓ Stock selection in consumer discretionary, where a Chinese consumer services super-app (an integrated app platform combining multiple services) was the largest detractor across the portfolio

↓ An average overweight in consumer discretionary, where an Indian online travel agency was the second-largest detractor

↑ No exposure to health care

↑ Stock selection in utilities, led by a position in a Brazilian sanitation company

↑ Allocation to consumer staples, driven by the world's leading beauty company

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class IR	MSCI All Country World ex USA Net Index
6/18	$5,000,000	$5,000,000
6/18	$4,822,625	$4,886,213
7/18	$4,735,013	$5,003,075
8/18	$4,687,623	$4,898,360
9/18	$4,598,768	$4,920,675
10/18	$4,047,863	$4,520,439
11/18	$4,105,126	$4,563,225
12/18	$3,908,042	$4,356,683
1/19	$4,301,018	$4,685,865
2/19	$4,528,115	$4,777,423
3/19	$4,784,834	$4,805,878
4/19	$4,897,395	$4,932,838
5/19	$4,611,055	$4,668,088
6/19	$4,889,496	$4,949,176
7/19	$4,824,329	$4,889,271
8/19	$4,763,111	$4,738,270
9/19	$4,729,540	$4,860,204
10/19	$4,932,940	$5,029,789
11/19	$5,138,315	$5,074,127
12/19	$5,288,396	$5,293,864
1/20	$5,110,668	$5,151,653
2/20	$4,952,688	$4,744,440
3/20	$4,496,519	$4,057,478
4/20	$5,033,653	$4,364,957
5/20	$5,428,604	$4,507,810
6/20	$6,026,955	$4,711,518
7/20	$6,514,720	$4,921,577
8/20	$6,994,585	$5,132,254
9/20	$7,016,308	$5,006,091
10/20	$7,016,308	$4,898,467
11/20	$7,683,775	$5,557,384
12/20	$8,231,120	$5,857,764
1/21	$8,371,671	$5,870,495
2/21	$8,803,220	$5,986,709
3/21	$8,241,018	$6,062,403
4/21	$8,583,486	$6,240,860
5/21	$8,545,874	$6,436,073
6/21	$8,684,445	$6,394,373
7/21	$8,268,732	$6,288,993
8/21	$8,537,956	$6,408,536
9/21	$7,916,366	$6,203,332
10/21	$8,367,711	$6,351,407
11/21	$8,005,447	$6,065,416
12/21	$7,808,958	$6,316,078
1/22	$6,734,720	$6,083,330
2/22	$6,158,152	$5,962,915
3/22	$5,753,543	$5,972,419
4/22	$4,938,255	$5,597,393
5/22	$4,770,343	$5,637,572
6/22	$4,266,604	$5,152,587
7/22	$4,715,720	$5,328,978
8/22	$4,460,817	$5,157,585
9/22	$3,932,802	$4,642,187
10/22	$4,027,885	$4,780,901
11/22	$4,630,752	$5,345,275
12/22	$4,396,173	$5,305,306
1/23	$5,016,627	$5,735,610
2/23	$4,789,201	$5,534,280
3/23	$5,135,860	$5,669,569
4/23	$5,120,404	$5,768,066
5/23	$5,076,244	$5,558,350
6/23	$5,314,710	$5,807,749
7/23	$5,482,520	$6,043,871
8/23	$5,160,148	$5,770,896
9/23	$4,802,449	$5,588,627
10/23	$4,544,110	$5,358,046
11/23	$5,082,868	$5,840,350
12/23	$5,323,542	$6,133,780
1/24	$5,233,013	$6,072,853
2/24	$5,648,121	$6,226,600
3/24	$5,743,066	$6,421,243
4/24	$5,581,881	$6,305,935
5/24	$5,791,643	$6,488,988
6/24	$5,782,811	$6,482,817
7/24	$5,796,059	$6,632,924
8/24	$6,142,718	$6,821,825
9/24	$6,533,538	$7,005,520
10/24	$6,436,385	$6,661,795
11/24	$6,562,243	$6,601,494
12/24	$6,354,800	$6,473,226
1/25	$6,711,041	$6,734,054
2/25	$6,739,805	$6,827,519
3/25	$6,498,624	$6,812,028
4/25	$6,761,932	$7,057,959
5/25	$7,169,064	$7,381,302
6/25	$7,432,372	$7,631,701
7/25	$6,998,688	$7,609,871
8/25	$7,246,508	$7,873,909
9/25	$7,396,969	$8,157,610
10/25	$7,445,648	$8,322,482
11/25	$7,169,064	$8,320,356
12/25	$7,164,639	$8,569,711

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 6/15/18 (Inception)
Class IR	12.74%	(2.74)%	4.88%
MSCI All Country World ex USA Net Index	32.39%	7.91%	7.40%

Performance Inception Date	Jun. 15, 2018
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 739,073,398
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 5,714,661
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$739,073,398
# of Portfolio Holdings	36
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$5,714,661

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	17.0%
Sweden	4.9%
Taiwan	5.3%
Korea, Republic of	5.8%
Denmark	6.0%
Netherlands	6.1%
Japan	7.9%
United States	8.1%
France	12.2%
India	12.6%
China	14.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

DSV AS	6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
MercadoLibre, Inc.	5.2%
Spotify Technology SA	4.9%
NU Holdings Ltd.	4.6%
Schneider Electric SE	4.2%
Hermes International SCA	3.5%
Coupang, Inc.	3.5%
Trip.com Group Ltd.	3.4%
ASML Holding NV	3.3%
Total	43.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085088
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio
Class Name	Class L
Trading Symbol	MIOLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$195	1.85%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↓ Stock selection in financials, where exposure in a leading global financial markets infrastructure and data provider was the main detractor

↓ Stock selection in consumer discretionary, where a Chinese consumer services super-app (an integrated app platform combining multiple services) was the largest detractor across the portfolio

↓ An average overweight in consumer discretionary, where an Indian online travel agency was the second-largest detractor

↑ No exposure to health care

↑ Stock selection in utilities, led by a position in a Brazilian sanitation company

↑ Allocation to consumer staples, driven by the world's leading beauty company

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class L	MSCI All Country World ex USA Net Index
12/15	$10,000	$10,000
1/16	$9,476	$9,320
2/16	$9,040	$9,213
3/16	$9,632	$9,962
4/16	$9,735	$10,225
5/16	$9,816	$10,052
6/16	$9,728	$9,898
7/16	$10,327	$10,388
8/16	$10,259	$10,453
9/16	$10,483	$10,582
10/16	$10,300	$10,430
11/16	$9,966	$10,189
12/16	$9,850	$10,450
1/17	$10,374	$10,820
2/17	$10,776	$10,992
3/17	$11,443	$11,271
4/17	$11,981	$11,512
5/17	$12,675	$11,886
6/17	$12,757	$11,923
7/17	$13,692	$12,362
8/17	$13,978	$12,427
9/17	$14,217	$12,657
10/17	$14,428	$12,896
11/17	$14,319	$13,000
12/17	$14,983	$13,291
1/18	$16,043	$14,031
2/18	$15,537	$13,370
3/18	$15,641	$13,134
4/18	$15,766	$13,343
5/18	$16,597	$13,035
6/18	$16,195	$12,790
7/18	$15,887	$13,096
8/18	$15,714	$12,822
9/18	$15,408	$12,881
10/18	$13,555	$11,833
11/18	$13,729	$11,945
12/18	$13,064	$11,404
1/19	$14,369	$12,266
2/19	$15,111	$12,506
3/19	$15,958	$12,580
4/19	$16,319	$12,912
5/19	$15,354	$12,219
6/19	$16,271	$12,955
7/19	$16,042	$12,798
8/19	$15,826	$12,403
9/19	$15,701	$12,722
10/19	$16,361	$13,166
11/19	$17,027	$13,282
12/19	$17,513	$13,857
1/20	$16,909	$13,485
2/20	$16,375	$12,419
3/20	$14,855	$10,621
4/20	$16,618	$11,426
5/20	$17,909	$11,800
6/20	$19,866	$12,333
7/20	$21,456	$12,883
8/20	$23,018	$13,434
9/20	$23,066	$13,104
10/20	$23,052	$12,822
11/20	$25,225	$14,547
12/20	$26,996	$15,334
1/21	$27,435	$15,367
2/21	$28,827	$15,671
3/21	$26,968	$15,869
4/21	$28,061	$16,336
5/21	$27,915	$16,847
6/21	$28,346	$16,738
7/21	$26,968	$16,462
8/21	$27,824	$16,775
9/21	$25,778	$16,238
10/21	$27,226	$16,626
11/21	$26,029	$15,877
12/21	$25,366	$16,533
1/22	$21,860	$15,924
2/22	$19,972	$15,609
3/22	$18,647	$15,634
4/22	$15,996	$14,652
5/22	$15,440	$14,757
6/22	$13,794	$13,488
7/22	$15,241	$13,949
8/22	$14,400	$13,501
9/22	$12,690	$12,152
10/22	$12,982	$12,515
11/22	$14,920	$13,992
12/22	$14,143	$13,887
1/23	$16,135	$15,014
2/23	$15,390	$14,487
3/23	$16,496	$14,841
4/23	$16,434	$15,099
5/23	$16,277	$14,550
6/23	$17,030	$15,203
7/23	$17,555	$15,821
8/23	$16,504	$15,106
9/23	$15,351	$14,629
10/23	$14,520	$14,025
11/23	$16,222	$15,288
12/23	$16,975	$16,056
1/24	$16,677	$15,897
2/24	$17,987	$16,299
3/24	$18,277	$16,808
4/24	$17,744	$16,507
5/24	$18,402	$16,986
6/24	$18,363	$16,970
7/24	$18,387	$17,363
8/24	$19,477	$17,857
9/24	$20,693	$18,338
10/24	$20,363	$17,438
11/24	$20,756	$17,280
12/24	$20,081	$16,945
1/25	$21,195	$17,627
2/25	$21,266	$17,872
3/25	$20,497	$17,831
4/25	$21,305	$18,475
5/25	$22,576	$19,322
6/25	$23,384	$19,977
7/25	$21,995	$19,920
8/25	$22,764	$20,611
9/25	$23,219	$21,354
10/25	$23,352	$21,785
11/25	$22,474	$21,780
12/25	$22,434	$22,432

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	11.72%	(3.63)%	8.42%
MSCI All Country World ex USA Net Index	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 739,073,398
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 5,714,661
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$739,073,398
# of Portfolio Holdings	36
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$5,714,661

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	17.0%
Sweden	4.9%
Taiwan	5.3%
Korea, Republic of	5.8%
Denmark	6.0%
Netherlands	6.1%
Japan	7.9%
United States	8.1%
France	12.2%
India	12.6%
China	14.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

DSV AS	6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
MercadoLibre, Inc.	5.2%
Spotify Technology SA	4.9%
NU Holdings Ltd.	4.6%
Schneider Electric SE	4.2%
Hermes International SCA	3.5%
Coupang, Inc.	3.5%
Trip.com Group Ltd.	3.4%
ASML Holding NV	3.3%
Total	43.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126918
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio
Class Name	Class R6
Trading Symbol	MNOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$100	0.94%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↓ Stock selection in financials, where exposure in a leading global financial markets infrastructure and data provider was the main detractor

↓ Stock selection in consumer discretionary, where a Chinese consumer services super-app (an integrated app platform combining multiple services) was the largest detractor across the portfolio

↓ An average overweight in consumer discretionary, where an Indian online travel agency was the second-largest detractor

↑ No exposure to health care

↑ Stock selection in utilities, led by a position in a Brazilian sanitation company

↑ Allocation to consumer staples, driven by the world's leading beauty company

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	MSCI All Country World ex USA Net Index
12/15	$5,000,000	$5,000,000
1/16	$4,740,691	$4,659,883
2/16	$4,524,601	$4,606,622
3/16	$4,827,128	$4,981,185
4/16	$4,876,995	$5,112,287
5/16	$4,923,537	$5,025,993
6/16	$4,886,968	$4,949,100
7/16	$5,187,709	$5,193,850
8/16	$5,161,105	$5,226,695
9/16	$5,274,171	$5,291,148
10/16	$5,187,709	$5,215,074
11/16	$5,021,436	$5,094,447
12/16	$4,968,229	$5,224,756
1/17	$5,234,265	$5,409,841
2/17	$5,443,769	$5,496,108
3/17	$5,782,965	$5,635,443
4/17	$6,058,978	$5,756,085
5/17	$6,414,802	$5,942,868
6/17	$6,461,358	$5,961,321
7/17	$6,941,438	$6,181,041
8/17	$7,091,325	$6,213,387
9/17	$7,217,896	$6,328,729
10/17	$7,331,144	$6,447,793
11/17	$7,277,851	$6,500,170
12/17	$7,621,993	$6,645,455
1/18	$8,166,421	$7,015,579
2/18	$7,916,187	$6,684,775
3/18	$7,977,055	$6,566,880
4/18	$8,044,686	$6,671,721
5/18	$8,474,141	$6,517,673
6/18	$8,274,630	$6,395,169
7/18	$8,120,911	$6,548,120
8/18	$8,039,601	$6,411,066
9/18	$7,890,531	$6,440,273
10/18	$6,945,294	$5,916,436
11/18	$7,040,156	$5,972,435
12/18	$6,705,389	$5,702,110
1/19	$7,376,267	$6,132,949
2/19	$7,765,918	$6,252,782
3/19	$8,206,394	$6,290,024
4/19	$8,399,525	$6,456,192
5/19	$7,911,614	$6,109,683
6/19	$8,385,972	$6,477,576
7/19	$8,274,159	$6,399,171
8/19	$8,169,123	$6,201,538
9/19	$8,111,522	$6,361,128
10/19	$8,460,514	$6,583,083
11/19	$8,812,894	$6,641,114
12/19	$9,070,403	$6,928,709
1/20	$8,765,458	$6,742,581
2/20	$8,494,397	$6,209,613
3/20	$7,711,706	$5,310,504
4/20	$8,633,316	$5,712,938
5/20	$9,310,970	$5,899,907
6/20	$10,337,616	$6,166,524
7/20	$11,171,131	$6,441,454
8/20	$11,994,481	$6,717,191
9/20	$12,031,752	$6,552,066
10/20	$12,031,752	$6,411,206
11/20	$13,180,376	$7,273,609
12/20	$14,116,118	$7,666,753
1/21	$14,357,274	$7,683,415
2/21	$15,097,725	$7,835,518
3/21	$14,136,498	$7,934,588
4/21	$14,720,706	$8,168,156
5/21	$14,656,172	$8,423,655
6/21	$14,893,931	$8,369,077
7/21	$14,180,653	$8,231,153
8/21	$14,642,586	$8,387,614
9/21	$13,579,461	$8,119,038
10/21	$14,353,878	$8,312,843
11/21	$13,728,910	$7,938,531
12/21	$13,391,703	$8,266,603
1/22	$11,551,992	$7,961,978
2/22	$10,562,714	$7,804,376
3/22	$9,868,484	$7,816,815
4/22	$8,469,610	$7,325,975
5/22	$8,184,975	$7,378,561
6/22	$7,317,187	$6,743,803
7/22	$8,091,254	$6,974,668
8/22	$7,653,889	$6,750,345
9/22	$6,747,919	$6,075,782
10/22	$6,907,592	$6,257,334
11/22	$7,945,466	$6,995,997
12/22	$7,539,500	$6,943,685
1/23	$8,604,123	$7,506,875
2/23	$8,213,887	$7,243,370
3/23	$8,808,712	$7,420,439
4/23	$8,785,980	$7,549,354
5/23	$8,710,206	$7,274,874
6/23	$9,115,596	$7,601,292
7/23	$9,407,326	$7,910,333
8/23	$8,854,176	$7,553,058
9/23	$8,236,619	$7,314,501
10/23	$7,797,131	$7,012,713
11/23	$8,717,784	$7,643,960
12/23	$9,130,751	$8,028,007
1/24	$8,975,415	$7,948,265
2/24	$9,691,478	$8,149,492
3/24	$9,854,392	$8,404,244
4/24	$9,574,028	$8,253,327
5/24	$9,937,743	$8,492,911
6/24	$9,922,588	$8,484,834
7/24	$9,945,320	$8,681,296
8/24	$10,540,145	$8,928,534
9/24	$11,210,744	$9,168,957
10/24	$11,040,253	$8,719,084
11/24	$11,259,997	$8,640,161
12/24	$10,904,059	$8,472,281
1/25	$11,511,527	$8,813,657
2/25	$11,564,681	$8,935,987
3/25	$11,150,843	$8,915,712
4/25	$11,602,647	$9,237,591
5/25	$12,301,236	$9,660,789
6/25	$12,749,244	$9,988,515
7/25	$12,005,095	$9,959,944
8/25	$12,430,323	$10,305,521
9/25	$12,692,294	$10,676,835
10/25	$12,772,024	$10,892,622
11/25	$12,301,236	$10,889,840
12/25	$12,289,846	$11,216,200

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	12.71%	(2.73)%	9.41%
MSCI All Country World ex USA Net Index	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 739,073,398
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 5,714,661
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$739,073,398
# of Portfolio Holdings	36
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$5,714,661

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	17.0%
Sweden	4.9%
Taiwan	5.3%
Korea, Republic of	5.8%
Denmark	6.0%
Netherlands	6.1%
Japan	7.9%
United States	8.1%
France	12.2%
India	12.6%
China	14.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

DSV AS	6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
MercadoLibre, Inc.	5.2%
Spotify Technology SA	4.9%
NU Holdings Ltd.	4.6%
Schneider Electric SE	4.2%
Hermes International SCA	3.5%
Coupang, Inc.	3.5%
Trip.com Group Ltd.	3.4%
ASML Holding NV	3.3%
Total	43.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236930
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio
Class Name	Class A
Trading Symbol	MSDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.20%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Index:

↓ Negative stock selection, reflecting weakness in information technology, financials and industrials

↓ Two of the main drivers of relative underperformance were the portfolio’s zero-weight to banks and hardware, which each performed exceptionally well in the Index, and investor concerns around generative artificial intelligence (GenAI) that negatively impacted several portfolio holdings

↑ The two largest absolute contributors to performance were semiconductor names benefiting from GenAI-driven demand for advanced semiconductor chips and manufacturing capacity, ASML and Taiwan Semiconductor Manufacturing Company

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI All Country World ex USA Index
7/22	$9,479	$10,000
7/22	$9,479	$10,000
8/22	$8,739	$9,678
9/22	$8,000	$8,711
10/22	$8,284	$8,972
11/22	$9,479	$10,031
12/22	$9,242	$9,956
1/23	$10,123	$10,763
2/23	$9,744	$10,385
3/23	$10,417	$10,639
4/23	$10,701	$10,824
5/23	$10,351	$10,430
6/23	$10,720	$10,898
7/23	$10,777	$11,342
8/23	$10,294	$10,829
9/23	$9,659	$10,487
10/23	$9,232	$10,055
11/23	$10,171	$10,960
12/23	$10,726	$11,510
1/24	$10,755	$11,396
2/24	$11,074	$11,684
3/24	$11,025	$12,050
4/24	$10,717	$11,833
5/24	$11,257	$12,177
6/24	$11,122	$12,165
7/24	$11,286	$12,447
8/24	$11,787	$12,801
9/24	$12,077	$13,146
10/24	$11,324	$12,501
11/24	$11,199	$12,388
12/24	$11,080	$12,147
1/25	$11,808	$12,637
2/25	$11,818	$12,812
3/25	$11,549	$12,783
4/25	$12,007	$13,244
5/25	$12,526	$13,851
6/25	$12,765	$14,321
7/25	$12,396	$14,280
8/25	$12,526	$14,776
9/25	$12,546	$15,308
10/25	$12,576	$15,617
11/25	$12,307	$15,613
12/25	$12,457	$16,081

Average Annual Return [Table Text Block]
AATR	1 Year	Since 7/29/22 (Inception)
Class A	12.43%	8.31%
Class A, with 5.25% maximum front end sales charge	6.49%	6.63%
MSCI All Country World ex USA Index	32.39%	14.88%

Performance Inception Date	Jul. 29, 2022
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 2,134,078
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,134,078
# of Portfolio Holdings	32
Portfolio Turnover Rate	57%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	6.1%
Denmark	3.2%
Finland	3.4%
Sweden	4.9%
Taiwan	5.8%
Japan	6.2%
Netherlands	8.2%
United States	10.0%
Germany	11.2%
France	11.9%
United Kingdom	29.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
SAP SE	5.4%
Safran SA	5.1%
ASML Holding NV	4.8%
RELX PLC	4.4%
Haleon PLC	4.1%
Halma PLC	3.8%
L'Oreal SA	3.8%
Keyence Corp.	3.6%
Experian PLC	3.6%
Total	44.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236928
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio
Class Name	Class C
Trading Symbol	MSDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$206	1.95%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Index:

↓ Negative stock selection, reflecting weakness in information technology, financials and industrials

↓ Two of the main drivers of relative underperformance were the portfolio’s zero-weight to banks and hardware, which each performed exceptionally well in the Index, and investor concerns around generative artificial intelligence (GenAI) that negatively impacted several portfolio holdings

↑ The two largest absolute contributors to performance were semiconductor names benefiting from GenAI-driven demand for advanced semiconductor chips and manufacturing capacity, ASML and Taiwan Semiconductor Manufacturing Company

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI All Country World ex USA Index
7/22	$10,000	$10,000
7/22	$10,000	$10,000
8/22	$9,220	$9,678
9/22	$8,430	$8,711
10/22	$8,720	$8,972
11/22	$9,970	$10,031
12/22	$9,710	$9,956
1/23	$10,640	$10,763
2/23	$10,230	$10,385
3/23	$10,930	$10,639
4/23	$11,230	$10,824
5/23	$10,850	$10,430
6/23	$11,230	$10,898
7/23	$11,280	$11,342
8/23	$10,770	$10,829
9/23	$10,100	$10,487
10/23	$9,640	$10,055
11/23	$10,630	$10,960
12/23	$11,199	$11,510
1/24	$11,219	$11,396
2/24	$11,543	$11,684
3/24	$11,483	$12,050
4/24	$11,158	$11,833
5/24	$11,716	$12,177
6/24	$11,564	$12,165
7/24	$11,726	$12,447
8/24	$12,243	$12,801
9/24	$12,537	$13,146
10/24	$11,746	$12,501
11/24	$11,614	$12,388
12/24	$11,481	$12,147
1/25	$12,222	$12,637
2/25	$12,233	$12,812
3/25	$11,951	$12,783
4/25	$12,410	$13,244
5/25	$12,933	$13,851
6/25	$13,173	$14,321
7/25	$12,797	$14,280
8/25	$12,912	$14,776
9/25	$12,922	$15,308
10/25	$12,943	$15,617
11/25	$12,661	$15,613
12/25	$12,814	$16,081

Average Annual Return [Table Text Block]
AATR	1 Year	Since 7/29/22 (Inception)
Class C	11.61%	7.51%
Class C, with 1% maximum contingent deferred sales charge	10.61%	7.51%
MSCI All Country World ex USA Index	32.39%	14.88%

Performance Inception Date	Jul. 29, 2022
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 2,134,078
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,134,078
# of Portfolio Holdings	32
Portfolio Turnover Rate	57%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	6.1%
Denmark	3.2%
Finland	3.4%
Sweden	4.9%
Taiwan	5.8%
Japan	6.2%
Netherlands	8.2%
United States	10.0%
Germany	11.2%
France	11.9%
United Kingdom	29.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
SAP SE	5.4%
Safran SA	5.1%
ASML Holding NV	4.8%
RELX PLC	4.4%
Haleon PLC	4.1%
Halma PLC	3.8%
L'Oreal SA	3.8%
Keyence Corp.	3.6%
Experian PLC	3.6%
Total	44.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236927
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio
Class Name	Class I
Trading Symbol	MSDKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Index:

↓ Negative stock selection, reflecting weakness in information technology, financials and industrials

↓ Two of the main drivers of relative underperformance were the portfolio’s zero-weight to banks and hardware, which each performed exceptionally well in the Index, and investor concerns around generative artificial intelligence (GenAI) that negatively impacted several portfolio holdings

↑ The two largest absolute contributors to performance were semiconductor names benefiting from GenAI-driven demand for advanced semiconductor chips and manufacturing capacity, ASML and Taiwan Semiconductor Manufacturing Company

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI All Country World ex USA Index
7/22	$1,000,000	$1,000,000
7/22	$1,000,000	$1,000,000
8/22	$923,000	$967,838
9/22	$845,000	$871,121
10/22	$875,000	$897,152
11/22	$1,001,000	$1,003,058
12/22	$976,000	$995,558
1/23	$1,070,000	$1,076,306
2/23	$1,030,000	$1,038,526
3/23	$1,102,000	$1,063,913
4/23	$1,132,000	$1,082,396
5/23	$1,095,000	$1,043,042
6/23	$1,134,000	$1,089,843
7/23	$1,141,000	$1,134,152
8/23	$1,090,000	$1,082,927
9/23	$1,024,000	$1,048,724
10/23	$978,000	$1,005,455
11/23	$1,078,000	$1,095,960
12/23	$1,137,475	$1,151,024
1/24	$1,140,538	$1,139,591
2/24	$1,175,255	$1,168,442
3/24	$1,170,149	$1,204,967
4/24	$1,137,475	$1,183,329
5/24	$1,195,676	$1,217,680
6/24	$1,181,381	$1,216,522
7/24	$1,198,739	$1,244,690
8/24	$1,252,856	$1,280,137
9/24	$1,284,509	$1,314,608
10/24	$1,204,866	$1,250,107
11/24	$1,191,592	$1,238,792
12/24	$1,179,010	$1,214,722
1/25	$1,257,329	$1,263,667
2/25	$1,258,387	$1,281,206
3/25	$1,230,870	$1,278,299
4/25	$1,278,496	$1,324,449
5/25	$1,334,589	$1,385,125
6/25	$1,361,048	$1,432,113
7/25	$1,321,889	$1,428,017
8/25	$1,335,647	$1,477,564
9/25	$1,338,822	$1,530,802
10/25	$1,341,998	$1,561,741
11/25	$1,313,422	$1,561,342
12/25	$1,329,748	$1,608,134

Average Annual Return [Table Text Block]
AATR	1 Year	Since 7/29/22 (Inception)
Class I	12.79%	8.68%
MSCI All Country World ex USA Index	32.39%	14.88%

Performance Inception Date	Jul. 29, 2022
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 2,134,078
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,134,078
# of Portfolio Holdings	32
Portfolio Turnover Rate	57%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	6.1%
Denmark	3.2%
Finland	3.4%
Sweden	4.9%
Taiwan	5.8%
Japan	6.2%
Netherlands	8.2%
United States	10.0%
Germany	11.2%
France	11.9%
United Kingdom	29.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
SAP SE	5.4%
Safran SA	5.1%
ASML Holding NV	4.8%
RELX PLC	4.4%
Haleon PLC	4.1%
Halma PLC	3.8%
L'Oreal SA	3.8%
Keyence Corp.	3.6%
Experian PLC	3.6%
Total	44.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236929
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio
Class Name	Class R6
Trading Symbol	MSCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Index:

↓ Negative stock selection, reflecting weakness in information technology, financials and industrials

↓ Two of the main drivers of relative underperformance were the portfolio’s zero-weight to banks and hardware, which each performed exceptionally well in the Index, and investor concerns around generative artificial intelligence (GenAI) that negatively impacted several portfolio holdings

↑ The two largest absolute contributors to performance were semiconductor names benefiting from GenAI-driven demand for advanced semiconductor chips and manufacturing capacity, ASML and Taiwan Semiconductor Manufacturing Company

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	MSCI All Country World ex USA Index
7/22	$5,000,000	$5,000,000
7/22	$5,000,000	$5,000,000
8/22	$4,615,000	$4,839,188
9/22	$4,225,000	$4,355,607
10/22	$4,375,000	$4,485,758
11/22	$5,005,000	$5,015,291
12/22	$4,880,000	$4,977,789
1/23	$5,350,000	$5,381,528
2/23	$5,150,000	$5,192,628
3/23	$5,510,000	$5,319,564
4/23	$5,660,000	$5,411,981
5/23	$5,475,000	$5,215,212
6/23	$5,675,000	$5,449,215
7/23	$5,705,000	$5,670,760
8/23	$5,455,000	$5,414,636
9/23	$5,120,000	$5,243,620
10/23	$4,895,000	$5,027,274
11/23	$5,395,000	$5,479,802
12/23	$5,690,028	$5,755,118
1/24	$5,705,351	$5,697,953
2/24	$5,879,014	$5,842,208
3/24	$5,853,476	$6,024,835
4/24	$5,690,028	$5,916,645
5/24	$5,981,169	$6,088,398
6/24	$5,914,769	$6,082,608
7/24	$6,001,600	$6,223,448
8/24	$6,267,203	$6,400,687
9/24	$6,430,651	$6,573,042
10/24	$6,032,247	$6,250,537
11/24	$5,965,846	$6,193,959
12/24	$5,905,943	$6,073,609
1/25	$6,292,610	$6,318,335
2/25	$6,303,203	$6,406,031
3/25	$6,160,189	$6,391,496
4/25	$6,403,843	$6,622,245
5/25	$6,679,277	$6,925,626
6/25	$6,811,697	$7,160,567
7/25	$6,621,012	$7,140,085
8/25	$6,689,870	$7,387,822
9/25	$6,700,464	$7,654,010
10/25	$6,721,651	$7,808,703
11/25	$6,578,637	$7,806,709
12/25	$6,663,784	$8,040,670

Average Annual Return [Table Text Block]
AATR	1 Year	Since 7/29/22 (Inception)
Class R6	12.83%	8.75%
MSCI All Country World ex USA Index	32.39%	14.88%

Performance Inception Date	Jul. 29, 2022
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 2,134,078
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,134,078
# of Portfolio Holdings	32
Portfolio Turnover Rate	57%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	6.1%
Denmark	3.2%
Finland	3.4%
Sweden	4.9%
Taiwan	5.8%
Japan	6.2%
Netherlands	8.2%
United States	10.0%
Germany	11.2%
France	11.9%
United Kingdom	29.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
SAP SE	5.4%
Safran SA	5.1%
ASML Holding NV	4.8%
RELX PLC	4.4%
Haleon PLC	4.1%
Halma PLC	3.8%
L'Oreal SA	3.8%
Keyence Corp.	3.6%
Experian PLC	3.6%
Total	44.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007737
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio
Class Name	Class A
Trading Symbol	MSIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$145	1.22%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↑ Stock selection in industrials, led by Korean and German defense companies, and in financials through positions in several European banks

↑ A Korean manufacturer with a significant DRAM (dynamic random access memory) business was among the top security contributors

↑ The overweight allocation to metals & mining, led by the allocations to Australia-based and Canadian-based gold mining companies as well as a silver mining company

↑ The zero allocation to Saudi Arabia and other Gulf Cooperation Council markets

↓ The underweight allocation to a Korean memory chip maker

↓ The overweight to and stock selection in pharmaceuticals

↓The overweight to and stock selection in select e-commerce companies in Asia and Latin America

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI All Country World ex USA Index	Active International Allocation Blend Index
12/15	$9,476	$10,000	$9,277
1/16	$8,929	$9,320	$9,277
2/16	$8,594	$9,213	$9,107
3/16	$9,141	$9,962	$9,699
4/16	$9,278	$10,225	$9,980
5/16	$9,255	$10,052	$9,890
6/16	$8,989	$9,898	$9,558
7/16	$9,392	$10,388	$10,042
8/16	$9,377	$10,453	$10,049
9/16	$9,483	$10,582	$10,173
10/16	$9,255	$10,430	$9,965
11/16	$9,058	$10,189	$9,766
12/16	$9,377	$10,450	$10,100
1/17	$9,609	$10,820	$10,458
2/17	$9,725	$10,992	$10,625
3/17	$9,996	$11,271	$10,894
4/17	$10,275	$11,512	$11,127
5/17	$10,647	$11,886	$11,488
6/17	$10,671	$11,923	$11,524
7/17	$11,037	$12,362	$11,949
8/17	$11,107	$12,427	$12,011
9/17	$11,293	$12,657	$12,234
10/17	$11,487	$12,896	$12,464
11/17	$11,487	$13,000	$12,566
12/17	$11,654	$13,291	$12,846
1/18	$12,387	$14,031	$13,562
2/18	$11,717	$13,370	$12,922
3/18	$11,607	$13,134	$12,694
4/18	$11,591	$13,343	$12,897
5/18	$11,284	$13,035	$12,599
6/18	$11,071	$12,790	$12,363
7/18	$11,385	$13,096	$12,658
8/18	$11,195	$12,822	$12,393
9/18	$11,108	$12,881	$12,450
10/18	$10,160	$11,833	$11,437
11/18	$10,318	$11,945	$11,545
12/18	$9,862	$11,404	$11,023
1/19	$10,460	$12,266	$11,856
2/19	$10,659	$12,506	$12,087
3/19	$10,843	$12,580	$12,159
4/19	$11,034	$12,912	$12,481
5/19	$10,588	$12,219	$11,811
6/19	$11,298	$12,955	$12,522
7/19	$11,122	$12,798	$12,370
8/19	$10,763	$12,403	$11,988
9/19	$10,899	$12,722	$12,297
10/19	$11,234	$13,166	$12,726
11/19	$11,441	$13,282	$12,838
12/19	$12,031	$13,857	$13,394
1/20	$11,564	$13,485	$13,034
2/20	$10,807	$12,419	$12,004
3/20	$9,414	$10,621	$10,266
4/20	$10,122	$11,426	$11,044
5/20	$10,758	$11,800	$11,405
6/20	$11,499	$12,333	$11,921
7/20	$12,482	$12,883	$12,452
8/20	$12,933	$13,434	$12,985
9/20	$12,820	$13,104	$12,666
10/20	$12,731	$12,822	$12,394
11/20	$14,511	$14,547	$14,061
12/20	$15,652	$15,334	$14,821
1/21	$15,499	$15,367	$14,853
2/21	$15,862	$15,671	$15,147
3/21	$15,741	$15,869	$15,338
4/21	$16,523	$16,336	$15,790
5/21	$17,046	$16,847	$16,284
6/21	$16,821	$16,738	$16,178
7/21	$16,676	$16,462	$15,912
8/21	$17,030	$16,775	$16,214
9/21	$16,249	$16,238	$15,695
10/21	$16,861	$16,626	$16,070
11/21	$15,789	$15,877	$15,346
12/21	$15,970	$16,533	$15,980
1/22	$15,124	$15,924	$15,391
2/22	$14,801	$15,609	$15,087
3/22	$15,010	$15,634	$15,111
4/22	$13,781	$14,652	$14,162
5/22	$13,990	$14,757	$14,264
6/22	$12,498	$13,488	$13,037
7/22	$12,568	$13,949	$13,483
8/22	$12,132	$13,501	$13,049
9/22	$11,024	$12,152	$11,745
10/22	$11,469	$12,515	$12,096
11/22	$13,048	$13,992	$13,524
12/22	$12,493	$13,887	$13,423
1/23	$13,890	$15,014	$14,512
2/23	$13,103	$14,487	$14,002
3/23	$13,890	$14,841	$14,345
4/23	$13,934	$15,099	$14,594
5/23	$13,254	$14,550	$14,063
6/23	$13,864	$15,203	$14,694
7/23	$14,385	$15,821	$15,292
8/23	$13,422	$15,106	$14,601
9/23	$13,033	$14,629	$14,140
10/23	$12,502	$14,025	$13,556
11/23	$13,227	$15,288	$14,777
12/23	$14,012	$16,056	$15,519
1/24	$13,574	$15,897	$15,365
2/24	$13,920	$16,299	$15,754
3/24	$14,796	$16,808	$16,246
4/24	$14,686	$16,507	$15,955
5/24	$15,361	$16,986	$16,418
6/24	$15,215	$16,970	$16,402
7/24	$15,224	$17,363	$16,782
8/24	$15,707	$17,857	$17,260
9/24	$15,953	$18,338	$17,725
10/24	$15,416	$17,438	$16,855
11/24	$15,388	$17,280	$16,702
12/24	$14,977	$16,945	$16,378
1/25	$15,710	$17,627	$17,038
2/25	$16,170	$17,872	$17,274
3/25	$16,508	$17,831	$17,235
4/25	$17,071	$18,475	$17,857
5/25	$17,944	$19,322	$18,675
6/25	$18,480	$19,977	$19,309
7/25	$18,358	$19,920	$19,254
8/25	$19,005	$20,611	$19,922
9/25	$20,001	$21,354	$20,639
10/25	$20,085	$21,785	$21,057
11/25	$20,010	$21,780	$21,051
12/25	$20,670	$22,432	$21,682

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	38.01%	5.72%	8.11%
Class A, with 5.25% maximum front end sales charge	30.80%	4.58%	7.53%
MSCI All Country World ex USA Index	32.39%	7.91%	8.41%
Active International Allocation Blend Index	32.39%	7.91%	8.05%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 170,851,561
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 719,072
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$170,851,561
# of Portfolio Holdings	74
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$719,072

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	27.1%
China	3.7%
Taiwan	5.0%
Canada	6.9%
United Kingdom	7.3%
United States	7.4%
India	7.5%
Korea, Republic of	8.2%
France	8.4%
Germany	8.8%
Japan	9.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Samsung Electronics Co. Ltd.	4.9%
CaixaBank SA	3.0%
AIB Group PLC	2.9%
Hanwha Aerospace Co. Ltd.	2.6%
Mizuho Financial Group, Inc.	2.5%
AstraZeneca PLC	2.4%
Sony Group Corp.	2.2%
Rheinmetall AG	2.2%
Airbus SE	2.2%
Total	29.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155887
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio
Class Name	Class C
Trading Symbol	MSAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$236	1.99%

Expenses Paid, Amount	$ 236
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↑ Stock selection in industrials, led by Korean and German defense companies, and in financials through positions in several European banks

↑ A Korean manufacturer with a significant DRAM (dynamic random access memory) business was among the top security contributors

↑ The overweight allocation to metals & mining, led by the allocations to Australia-based and Canadian-based gold mining companies as well as a silver mining company

↑ The zero allocation to Saudi Arabia and other Gulf Cooperation Council markets

↓ The underweight allocation to a Korean memory chip maker

↓ The overweight to and stock selection in pharmaceuticals

↓The overweight to and stock selection in select e-commerce companies in Asia and Latin America

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI All Country World ex USA Index	Active International Allocation Blend Index
12/15	$10,000	$10,000	$9,277
1/16	$9,418	$9,320	$9,277
2/16	$9,055	$9,213	$9,107
3/16	$9,628	$9,962	$9,699
4/16	$9,774	$10,225	$9,980
5/16	$9,733	$10,052	$9,890
6/16	$9,459	$9,898	$9,558
7/16	$9,871	$10,388	$10,042
8/16	$9,855	$10,453	$10,049
9/16	$9,952	$10,582	$10,173
10/16	$9,709	$10,430	$9,965
11/16	$9,491	$10,189	$9,766
12/16	$9,806	$10,450	$10,100
1/17	$10,048	$10,820	$10,458
2/17	$10,170	$10,992	$10,625
3/17	$10,444	$11,271	$10,894
4/17	$10,727	$11,512	$11,127
5/17	$11,115	$11,886	$11,488
6/17	$11,123	$11,923	$11,524
7/17	$11,505	$12,362	$11,949
8/17	$11,569	$12,427	$12,011
9/17	$11,747	$12,657	$12,234
10/17	$11,941	$12,896	$12,464
11/17	$11,933	$13,000	$12,566
12/17	$12,103	$13,291	$12,846
1/18	$12,857	$14,031	$13,562
2/18	$12,160	$13,370	$12,922
3/18	$12,029	$13,134	$12,694
4/18	$12,013	$13,343	$12,897
5/18	$11,685	$13,035	$12,599
6/18	$11,455	$12,790	$12,363
7/18	$11,765	$13,096	$12,658
8/18	$11,568	$12,822	$12,393
9/18	$11,469	$12,881	$12,450
10/18	$10,484	$11,833	$11,437
11/18	$10,640	$11,945	$11,545
12/18	$10,162	$11,404	$11,023
1/19	$10,771	$12,266	$11,856
2/19	$10,969	$12,506	$12,087
3/19	$11,150	$12,580	$12,159
4/19	$11,347	$12,912	$12,481
5/19	$10,878	$12,219	$11,811
6/19	$11,603	$12,955	$12,522
7/19	$11,413	$12,798	$12,370
8/19	$11,034	$12,403	$11,988
9/19	$11,166	$12,722	$12,297
10/19	$11,504	$13,166	$12,726
11/19	$11,710	$13,282	$12,838
12/19	$12,298	$13,857	$13,394
1/20	$11,811	$13,485	$13,034
2/20	$11,035	$12,419	$12,004
3/20	$9,606	$10,621	$10,266
4/20	$10,324	$11,426	$11,044
5/20	$10,960	$11,800	$11,405
6/20	$11,712	$12,333	$11,921
7/20	$12,711	$12,883	$12,452
8/20	$13,157	$13,434	$12,985
9/20	$13,033	$13,104	$12,666
10/20	$12,934	$12,822	$12,394
11/20	$14,727	$14,547	$14,061
12/20	$15,881	$15,334	$14,821
1/21	$15,716	$15,367	$14,853
2/21	$16,071	$15,671	$15,147
3/21	$15,939	$15,869	$15,338
4/21	$16,716	$16,336	$15,790
5/21	$17,236	$16,847	$16,284
6/21	$16,996	$16,738	$16,178
7/21	$16,839	$16,462	$15,912
8/21	$17,186	$16,775	$16,214
9/21	$16,377	$16,238	$15,695
10/21	$16,988	$16,626	$16,070
11/21	$15,898	$15,877	$15,346
12/21	$16,076	$16,533	$15,980
1/22	$15,205	$15,924	$15,391
2/22	$14,876	$15,609	$15,087
3/22	$15,071	$15,634	$15,111
4/22	$13,835	$14,652	$14,162
5/22	$14,031	$14,757	$14,264
6/22	$12,528	$13,488	$13,037
7/22	$12,590	$13,949	$13,483
8/22	$12,146	$13,501	$13,049
9/22	$11,026	$12,152	$11,745
10/22	$11,461	$12,515	$12,096
11/22	$13,035	$13,992	$13,524
12/22	$12,470	$13,887	$13,423
1/23	$13,853	$15,014	$14,512
2/23	$13,063	$14,487	$14,002
3/23	$13,844	$14,841	$14,345
4/23	$13,880	$15,099	$14,594
5/23	$13,188	$14,550	$14,063
6/23	$13,790	$15,203	$14,694
7/23	$14,293	$15,821	$15,292
8/23	$13,323	$15,106	$14,601
9/23	$12,928	$14,629	$14,140
10/23	$12,398	$14,025	$13,556
11/23	$13,108	$15,288	$14,777
12/23	$13,875	$16,056	$15,519
1/24	$13,442	$15,897	$15,365
2/24	$13,785	$16,299	$15,754
3/24	$14,652	$16,808	$16,246
4/24	$14,543	$16,507	$15,955
5/24	$15,211	$16,986	$16,418
6/24	$15,067	$16,970	$16,402
7/24	$15,076	$17,363	$16,782
8/24	$15,554	$17,857	$17,260
9/24	$15,798	$18,338	$17,725
10/24	$15,265	$17,438	$16,855
11/24	$15,238	$17,280	$16,702
12/24	$14,831	$16,945	$16,378
1/25	$15,557	$17,627	$17,038
2/25	$16,012	$17,872	$17,274
3/25	$16,347	$17,831	$17,235
4/25	$16,905	$18,475	$17,857
5/25	$17,770	$19,322	$18,675
6/25	$18,300	$19,977	$19,309
7/25	$18,179	$19,920	$19,254
8/25	$18,820	$20,611	$19,922
9/25	$19,806	$21,354	$20,639
10/25	$19,890	$21,785	$21,057
11/25	$19,815	$21,780	$21,051
12/25	$20,469	$22,432	$21,682

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	37.02%	4.88%	7.43%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	36.02%	4.88%	7.43%
MSCI All Country World ex USA Index	32.39%	7.91%	8.41%
Active International Allocation Blend Index	32.39%	7.91%	8.05%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 170,851,561
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 719,072
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$170,851,561
# of Portfolio Holdings	74
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$719,072

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	27.1%
China	3.7%
Taiwan	5.0%
Canada	6.9%
United Kingdom	7.3%
United States	7.4%
India	7.5%
Korea, Republic of	8.2%
France	8.4%
Germany	8.8%
Japan	9.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Samsung Electronics Co. Ltd.	4.9%
CaixaBank SA	3.0%
AIB Group PLC	2.9%
Hanwha Aerospace Co. Ltd.	2.6%
Mizuho Financial Group, Inc.	2.5%
AstraZeneca PLC	2.4%
Sony Group Corp.	2.2%
Rheinmetall AG	2.2%
Airbus SE	2.2%
Total	29.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007736
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio
Class Name	Class I
Trading Symbol	MSACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.89%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↑ Stock selection in industrials, led by Korean and German defense companies, and in financials through positions in several European banks

↑ A Korean manufacturer with a significant DRAM (dynamic random access memory) business was among the top security contributors

↑ The overweight allocation to metals & mining, led by the allocations to Australia-based and Canadian-based gold mining companies as well as a silver mining company

↑ The zero allocation to Saudi Arabia and other Gulf Cooperation Council markets

↓ The underweight allocation to a Korean memory chip maker

↓ The overweight to and stock selection in pharmaceuticals

↓The overweight to and stock selection in select e-commerce companies in Asia and Latin America

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI All Country World ex USA Index	Active International Allocation Blend Index
12/15	$1,000,000	$1,000,000	$1,000,000
1/16	$942,623	$931,977	$927,686
2/16	$907,377	$921,324	$910,690
3/16	$965,574	$996,237	$969,946
4/16	$981,148	$1,022,457	$998,027
5/16	$977,869	$1,005,199	$988,961
6/16	$950,820	$989,820	$955,764
7/16	$992,623	$1,038,770	$1,004,203
8/16	$992,623	$1,045,339	$1,004,916
9/16	$1,003,279	$1,058,230	$1,017,261
10/16	$980,328	$1,043,015	$996,453
11/16	$959,836	$1,018,889	$976,607
12/16	$993,266	$1,044,951	$1,010,002
1/17	$1,018,454	$1,081,968	$1,045,781
2/17	$1,031,048	$1,099,222	$1,062,457
3/17	$1,059,595	$1,127,089	$1,089,392
4/17	$1,089,822	$1,151,217	$1,112,714
5/17	$1,130,123	$1,188,574	$1,148,821
6/17	$1,131,802	$1,192,264	$1,152,388
7/17	$1,171,485	$1,236,208	$1,194,862
8/17	$1,179,895	$1,242,677	$1,201,115
9/17	$1,199,237	$1,265,746	$1,223,412
10/17	$1,220,262	$1,289,559	$1,246,428
11/17	$1,220,262	$1,300,034	$1,256,553
12/17	$1,239,243	$1,329,091	$1,284,638
1/18	$1,317,231	$1,403,116	$1,356,187
2/18	$1,246,956	$1,336,955	$1,292,239
3/18	$1,234,958	$1,313,376	$1,269,449
4/18	$1,234,101	$1,334,344	$1,289,716
5/18	$1,201,534	$1,303,535	$1,259,937
6/18	$1,179,252	$1,279,034	$1,236,255
7/18	$1,212,515	$1,309,624	$1,265,823
8/18	$1,192,751	$1,282,213	$1,239,329
9/18	$1,183,298	$1,288,055	$1,244,975
10/18	$1,082,756	$1,183,287	$1,143,711
11/18	$1,099,943	$1,194,487	$1,154,536
12/18	$1,051,578	$1,140,422	$1,102,280
1/19	$1,116,049	$1,226,590	$1,185,565
2/19	$1,137,830	$1,250,556	$1,208,730
3/19	$1,156,997	$1,258,005	$1,215,930
4/19	$1,178,778	$1,291,238	$1,248,052
5/19	$1,130,860	$1,221,937	$1,181,068
6/19	$1,206,657	$1,295,515	$1,252,186
7/19	$1,189,233	$1,279,834	$1,237,029
8/19	$1,150,899	$1,240,308	$1,198,824
9/19	$1,164,838	$1,272,226	$1,229,675
10/19	$1,201,430	$1,316,617	$1,272,581
11/19	$1,224,082	$1,328,223	$1,283,799
12/19	$1,287,188	$1,385,742	$1,339,395
1/20	$1,236,900	$1,348,516	$1,303,414
2/20	$1,156,617	$1,241,923	$1,200,386
3/20	$1,008,400	$1,062,101	$1,026,578
4/20	$1,084,273	$1,142,588	$1,104,373
5/20	$1,152,205	$1,179,981	$1,140,516
6/20	$1,232,489	$1,233,305	$1,192,056
7/20	$1,338,358	$1,288,291	$1,245,203
8/20	$1,385,999	$1,343,438	$1,298,506
9/20	$1,374,530	$1,310,413	$1,266,585
10/20	$1,365,707	$1,282,241	$1,239,356
11/20	$1,556,271	$1,454,722	$1,406,067
12/20	$1,679,572	$1,533,351	$1,482,066
1/21	$1,663,686	$1,536,683	$1,485,287
2/21	$1,703,402	$1,567,104	$1,514,691
3/21	$1,691,046	$1,586,918	$1,533,842
4/21	$1,774,892	$1,633,631	$1,578,993
5/21	$1,831,378	$1,684,731	$1,628,384
6/21	$1,807,548	$1,673,815	$1,617,833
7/21	$1,792,544	$1,646,231	$1,591,171
8/21	$1,831,378	$1,677,523	$1,621,417
9/21	$1,747,532	$1,623,808	$1,569,498
10/21	$1,813,726	$1,662,569	$1,606,963
11/21	$1,698,989	$1,587,706	$1,534,604
12/21	$1,718,722	$1,653,321	$1,598,024
1/22	$1,628,465	$1,592,396	$1,539,137
2/22	$1,593,899	$1,560,875	$1,508,671
3/22	$1,616,943	$1,563,363	$1,511,075
4/22	$1,484,438	$1,465,195	$1,416,190
5/22	$1,507,483	$1,475,712	$1,426,356
6/22	$1,347,133	$1,348,761	$1,303,650
7/22	$1,354,814	$1,394,934	$1,348,279
8/22	$1,308,725	$1,350,069	$1,304,915
9/22	$1,188,703	$1,215,156	$1,174,515
10/22	$1,237,672	$1,251,467	$1,209,611
11/22	$1,408,584	$1,399,199	$1,352,402
12/22	$1,348,059	$1,388,737	$1,342,290
1/23	$1,499,471	$1,501,375	$1,451,160
2/23	$1,414,485	$1,448,674	$1,400,222
3/23	$1,500,448	$1,484,088	$1,434,451
4/23	$1,506,309	$1,509,871	$1,459,372
5/23	$1,432,068	$1,454,975	$1,406,312
6/23	$1,498,494	$1,520,258	$1,469,412
7/23	$1,555,152	$1,582,067	$1,529,153
8/23	$1,451,605	$1,510,612	$1,460,088
9/23	$1,409,600	$1,462,900	$1,413,972
10/23	$1,352,943	$1,402,543	$1,355,633
11/23	$1,432,068	$1,528,792	$1,477,660
12/23	$1,516,863	$1,605,601	$1,551,901
1/24	$1,470,346	$1,589,653	$1,536,486
2/24	$1,507,762	$1,629,898	$1,575,385
3/24	$1,602,819	$1,680,849	$1,624,632
4/24	$1,591,695	$1,650,665	$1,595,458
5/24	$1,665,516	$1,698,582	$1,641,772
6/24	$1,650,347	$1,696,967	$1,640,210
7/24	$1,651,358	$1,736,259	$1,678,189
8/24	$1,703,943	$1,785,707	$1,725,982
9/24	$1,730,235	$1,833,791	$1,772,459
10/24	$1,672,594	$1,743,817	$1,685,494
11/24	$1,670,572	$1,728,032	$1,670,237
12/24	$1,625,851	$1,694,456	$1,637,784
1/25	$1,706,359	$1,762,731	$1,703,776
2/25	$1,756,547	$1,787,197	$1,727,423
3/25	$1,794,187	$1,783,142	$1,723,504
4/25	$1,855,875	$1,847,518	$1,785,727
5/25	$1,951,021	$1,932,158	$1,867,535
6/25	$2,009,573	$1,997,703	$1,930,888
7/25	$1,997,026	$1,991,989	$1,925,365
8/25	$2,068,124	$2,061,104	$1,992,169
9/25	$2,176,863	$2,135,367	$2,063,948
10/25	$2,187,319	$2,178,524	$2,105,662
11/25	$2,178,954	$2,177,968	$2,105,124
12/25	$2,252,310	$2,243,240	$2,168,213

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	38.53%	6.04%	8.46%
MSCI All Country World ex USA Index	32.39%	7.91%	8.41%
Active International Allocation Blend Index	32.39%	7.91%	8.05%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 170,851,561
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 719,072
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$170,851,561
# of Portfolio Holdings	74
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$719,072

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	27.1%
China	3.7%
Taiwan	5.0%
Canada	6.9%
United Kingdom	7.3%
United States	7.4%
India	7.5%
Korea, Republic of	8.2%
France	8.4%
Germany	8.8%
Japan	9.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Samsung Electronics Co. Ltd.	4.9%
CaixaBank SA	3.0%
AIB Group PLC	2.9%
Hanwha Aerospace Co. Ltd.	2.6%
Mizuho Financial Group, Inc.	2.5%
AstraZeneca PLC	2.4%
Sony Group Corp.	2.2%
Rheinmetall AG	2.2%
Airbus SE	2.2%
Total	29.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000215549
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio
Class Name	Class IR
Trading Symbol	MAIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$100	0.84%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↑ Stock selection in industrials, led by Korean and German defense companies, and in financials through positions in several European banks

↑ A Korean manufacturer with a significant DRAM (dynamic random access memory) business was among the top security contributors

↑ The overweight allocation to metals & mining, led by the allocations to Australia-based and Canadian-based gold mining companies as well as a silver mining company

↑ The zero allocation to Saudi Arabia and other Gulf Cooperation Council markets

↓ The underweight allocation to a Korean memory chip maker

↓ The overweight to and stock selection in pharmaceuticals

↓The overweight to and stock selection in select e-commerce companies in Asia and Latin America

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class IR	MSCI All Country World ex USA Index
10/19	$5,000,000	$5,000,000
11/19	$5,094,271	$5,044,076
12/19	$5,357,332	$5,262,511
1/20	$5,148,032	$5,121,142
2/20	$4,817,560	$4,716,341
3/20	$4,197,005	$4,033,448
4/20	$4,512,790	$4,339,105
5/20	$4,795,528	$4,481,112
6/20	$5,129,673	$4,683,614
7/20	$5,570,303	$4,892,429
8/20	$5,772,259	$5,101,858
9/20	$5,720,852	$4,976,442
10/20	$5,684,133	$4,869,456
11/20	$6,480,940	$5,524,470
12/20	$6,994,123	$5,823,072
1/21	$6,928,002	$5,835,727
2/21	$7,093,305	$5,951,253
3/21	$7,041,877	$6,026,498
4/21	$7,390,849	$6,203,899
5/21	$7,629,619	$6,397,956
6/21	$7,530,437	$6,356,502
7/21	$7,467,990	$6,251,746
8/21	$7,625,945	$6,370,582
9/21	$7,276,974	$6,166,592
10/21	$7,556,151	$6,313,791
11/21	$7,078,611	$6,029,493
12/21	$7,161,032	$6,278,671
1/22	$6,781,190	$6,047,302
2/22	$6,637,250	$5,927,600
3/22	$6,737,208	$5,937,047
4/22	$6,185,437	$5,564,243
5/22	$6,281,397	$5,604,183
6/22	$5,613,674	$5,122,070
7/22	$5,645,660	$5,297,417
8/22	$5,453,740	$5,127,039
9/22	$4,953,947	$4,614,694
10/22	$5,157,863	$4,752,587
11/22	$5,869,568	$5,313,618
12/22	$5,621,002	$5,273,886
1/23	$6,247,819	$5,701,640
2/23	$5,897,778	$5,501,503
3/23	$6,255,959	$5,635,991
4/23	$6,276,311	$5,733,905
5/23	$5,971,043	$5,525,431
6/23	$6,247,819	$5,773,353
7/23	$6,483,893	$6,008,076
8/23	$6,052,447	$5,736,718
9/23	$5,877,427	$5,555,528
10/23	$5,641,353	$5,326,313
11/23	$5,971,043	$5,805,760
12/23	$6,323,274	$6,097,452
1/24	$6,129,360	$6,036,887
2/24	$6,289,550	$6,189,723
3/24	$6,685,808	$6,383,213
4/24	$6,639,437	$6,268,588
5/24	$6,947,170	$6,450,557
6/24	$6,883,937	$6,444,423
7/24	$6,888,153	$6,593,640
8/24	$7,107,360	$6,781,423
9/24	$7,216,963	$6,964,030
10/24	$6,976,679	$6,622,341
11/24	$6,972,463	$6,562,397
12/24	$6,781,422	$6,434,888
1/25	$7,117,222	$6,694,171
2/25	$7,330,914	$6,787,084
3/25	$7,487,911	$6,771,684
4/25	$7,745,213	$7,016,159
5/25	$8,142,068	$7,337,587
6/25	$8,386,286	$7,586,503
7/25	$8,333,954	$7,564,802
8/25	$8,630,504	$7,827,276
9/25	$9,084,053	$8,109,297
10/25	$9,127,663	$8,273,192
11/25	$9,092,775	$8,271,079
12/25	$9,398,395	$8,518,957

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 10/31/19 (Inception)
Class IR	38.59%	6.09%	10.78%
MSCI All Country World ex USA Index	32.39%	7.91%	9.02%

Performance Inception Date	Oct. 31, 2019
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 170,851,561
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 719,072
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$170,851,561
# of Portfolio Holdings	74
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$719,072

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	27.1%
China	3.7%
Taiwan	5.0%
Canada	6.9%
United Kingdom	7.3%
United States	7.4%
India	7.5%
Korea, Republic of	8.2%
France	8.4%
Germany	8.8%
Japan	9.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Samsung Electronics Co. Ltd.	4.9%
CaixaBank SA	3.0%
AIB Group PLC	2.9%
Hanwha Aerospace Co. Ltd.	2.6%
Mizuho Financial Group, Inc.	2.5%
AstraZeneca PLC	2.4%
Sony Group Corp.	2.2%
Rheinmetall AG	2.2%
Airbus SE	2.2%
Total	29.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000113799
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio
Class Name	Class L
Trading Symbol	MSLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$207	1.74%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↑ Stock selection in industrials, led by Korean and German defense companies, and in financials through positions in several European banks

↑ A Korean manufacturer with a significant DRAM (dynamic random access memory) business was among the top security contributors

↑ The overweight allocation to metals & mining, led by the allocations to Australia-based and Canadian-based gold mining companies as well as a silver mining company

↑ The zero allocation to Saudi Arabia and other Gulf Cooperation Council markets

↓ The underweight allocation to a Korean memory chip maker

↓ The overweight to and stock selection in pharmaceuticals

↓The overweight to and stock selection in select e-commerce companies in Asia and Latin America

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class L	MSCI All Country World ex USA Index	Active International Allocation Blend Index
12/15	$10,000	$10,000	$9,277
1/16	$9,420	$9,320	$9,277
2/16	$9,065	$9,213	$9,107
3/16	$9,637	$9,962	$9,699
4/16	$9,782	$10,225	$9,980
5/16	$9,750	$10,052	$9,890
6/16	$9,468	$9,898	$9,558
7/16	$9,879	$10,388	$10,042
8/16	$9,871	$10,453	$10,049
9/16	$9,976	$10,582	$10,173
10/16	$9,734	$10,430	$9,965
11/16	$9,517	$10,189	$9,766
12/16	$9,832	$10,450	$10,100
1/17	$10,077	$10,820	$10,458
2/17	$10,200	$10,992	$10,625
3/17	$10,478	$11,271	$10,894
4/17	$10,763	$11,512	$11,127
5/17	$11,155	$11,886	$11,488
6/17	$11,163	$11,923	$11,524
7/17	$11,549	$12,362	$11,949
8/17	$11,615	$12,427	$12,011
9/17	$11,803	$12,657	$12,234
10/17	$11,999	$12,896	$12,464
11/17	$11,991	$13,000	$12,566
12/17	$12,172	$13,291	$12,846
1/18	$12,924	$14,031	$13,562
2/18	$12,222	$13,370	$12,922
3/18	$12,106	$13,134	$12,694
4/18	$12,081	$13,343	$12,897
5/18	$11,759	$13,035	$12,599
6/18	$11,527	$12,790	$12,363
7/18	$11,848	$13,096	$12,658
8/18	$11,649	$12,822	$12,393
9/18	$11,550	$12,881	$12,450
10/18	$10,564	$11,833	$11,437
11/18	$10,721	$11,945	$11,545
12/18	$10,240	$11,404	$11,023
1/19	$10,863	$12,266	$11,856
2/19	$11,071	$12,506	$12,087
3/19	$11,246	$12,580	$12,159
4/19	$11,445	$12,912	$12,481
5/19	$10,980	$12,219	$11,811
6/19	$11,711	$12,955	$12,522
7/19	$11,528	$12,798	$12,370
8/19	$11,146	$12,403	$11,988
9/19	$11,279	$12,722	$12,297
10/19	$11,620	$13,166	$12,726
11/19	$11,828	$13,282	$12,838
12/19	$12,435	$13,857	$13,394
1/20	$11,943	$13,485	$13,034
2/20	$11,158	$12,419	$12,004
3/20	$9,714	$10,621	$10,266
4/20	$10,440	$11,426	$11,044
5/20	$11,091	$11,800	$11,405
6/20	$11,851	$12,333	$11,921
7/20	$12,861	$12,883	$12,452
8/20	$13,320	$13,434	$12,985
9/20	$13,194	$13,104	$12,666
10/20	$13,094	$12,822	$12,394
11/20	$14,922	$14,547	$14,061
12/20	$16,088	$15,334	$14,821
1/21	$15,921	$15,367	$14,853
2/21	$16,289	$15,671	$15,147
3/21	$16,163	$15,869	$15,338
4/21	$16,948	$16,336	$15,790
5/21	$17,483	$16,847	$16,284
6/21	$17,240	$16,738	$16,178
7/21	$17,090	$16,462	$15,912
8/21	$17,441	$16,775	$16,214
9/21	$16,631	$16,238	$15,695
10/21	$17,249	$16,626	$16,070
11/21	$16,147	$15,877	$15,346
12/21	$16,326	$16,533	$15,980
1/22	$15,454	$15,924	$15,391
2/22	$15,112	$15,609	$15,087
3/22	$15,328	$15,634	$15,111
4/22	$14,060	$14,652	$14,162
5/22	$14,267	$14,757	$14,264
6/22	$12,748	$13,488	$13,037
7/22	$12,802	$13,949	$13,483
8/22	$12,361	$13,501	$13,049
9/22	$11,220	$12,152	$11,745
10/22	$11,669	$12,515	$12,096
11/22	$13,269	$13,992	$13,524
12/22	$12,698	$13,887	$13,423
1/23	$14,114	$15,014	$14,512
2/23	$13,306	$14,487	$14,002
3/23	$14,105	$14,841	$14,345
4/23	$14,141	$15,099	$14,594
5/23	$13,443	$14,550	$14,063
6/23	$14,060	$15,203	$14,694
7/23	$14,577	$15,821	$15,292
8/23	$13,597	$15,106	$14,601
9/23	$13,188	$14,629	$14,140
10/23	$12,653	$14,025	$13,556
11/23	$13,379	$15,288	$14,777
12/23	$14,160	$16,056	$15,519
1/24	$13,713	$15,897	$15,365
2/24	$14,058	$16,299	$15,754
3/24	$14,933	$16,808	$16,246
4/24	$14,821	$16,507	$15,955
5/24	$15,492	$16,986	$16,418
6/24	$15,343	$16,970	$16,402
7/24	$15,343	$17,363	$16,782
8/24	$15,817	$17,857	$17,260
9/24	$16,059	$18,338	$17,725
10/24	$15,510	$17,438	$16,855
11/24	$15,482	$17,280	$16,702
12/24	$15,048	$16,945	$16,378
1/25	$15,782	$17,627	$17,038
2/25	$16,240	$17,872	$17,274
3/25	$16,574	$17,831	$17,235
4/25	$17,137	$18,475	$17,857
5/25	$18,004	$19,322	$18,675
6/25	$18,529	$19,977	$19,309
7/25	$18,405	$19,920	$19,254
8/25	$19,044	$20,611	$19,922
9/25	$20,026	$21,354	$20,639
10/25	$20,112	$21,785	$21,057
11/25	$20,016	$21,780	$21,051
12/25	$20,674	$22,432	$21,682

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	37.39%	5.14%	7.53%
MSCI All Country World ex USA Index	32.39%	7.91%	8.41%
Active International Allocation Blend Index	32.39%	7.91%	8.05%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 170,851,561
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 719,072
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$170,851,561
# of Portfolio Holdings	74
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$719,072

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	27.1%
China	3.7%
Taiwan	5.0%
Canada	6.9%
United Kingdom	7.3%
United States	7.4%
India	7.5%
Korea, Republic of	8.2%
France	8.4%
Germany	8.8%
Japan	9.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Samsung Electronics Co. Ltd.	4.9%
CaixaBank SA	3.0%
AIB Group PLC	2.9%
Hanwha Aerospace Co. Ltd.	2.6%
Mizuho Financial Group, Inc.	2.5%
AstraZeneca PLC	2.4%
Sony Group Corp.	2.2%
Rheinmetall AG	2.2%
Airbus SE	2.2%
Total	29.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000215548
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio
Class Name	Class R6
Trading Symbol	MAIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$100	0.84%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↑ Stock selection in industrials, led by Korean and German defense companies, and in financials through positions in several European banks

↑ A Korean manufacturer with a significant DRAM (dynamic random access memory) business was among the top security contributors

↑ The overweight allocation to metals & mining, led by the allocations to Australia-based and Canadian-based gold mining companies as well as a silver mining company

↑ The zero allocation to Saudi Arabia and other Gulf Cooperation Council markets

↓ The underweight allocation to a Korean memory chip maker

↓ The overweight to and stock selection in pharmaceuticals

↓The overweight to and stock selection in select e-commerce companies in Asia and Latin America

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	MSCI All Country World ex USA Index
10/19	$5,000,000	$5,000,000
11/19	$5,094,271	$5,044,076
12/19	$5,357,332	$5,262,511
1/20	$5,148,032	$5,121,142
2/20	$4,817,560	$4,716,341
3/20	$4,197,005	$4,033,448
4/20	$4,512,790	$4,339,105
5/20	$4,795,528	$4,481,112
6/20	$5,129,673	$4,683,614
7/20	$5,570,303	$4,892,429
8/20	$5,772,259	$5,101,858
9/20	$5,724,524	$4,976,442
10/20	$5,684,133	$4,869,456
11/20	$6,480,940	$5,524,470
12/20	$6,994,123	$5,823,072
1/21	$6,928,002	$5,835,727
2/21	$7,093,305	$5,951,253
3/21	$7,041,877	$6,026,498
4/21	$7,390,849	$6,203,899
5/21	$7,629,619	$6,397,956
6/21	$7,530,437	$6,356,502
7/21	$7,467,990	$6,251,746
8/21	$7,629,619	$6,370,582
9/21	$7,276,974	$6,166,592
10/21	$7,556,151	$6,313,791
11/21	$7,078,611	$6,029,493
12/21	$7,161,032	$6,278,671
1/22	$6,785,188	$6,047,302
2/22	$6,641,248	$5,927,600
3/22	$6,737,208	$5,937,047
4/22	$6,185,437	$5,564,243
5/22	$6,281,397	$5,604,183
6/22	$5,613,674	$5,122,070
7/22	$5,649,659	$5,297,417
8/22	$5,457,738	$5,127,039
9/22	$4,957,945	$4,614,694
10/22	$5,161,861	$4,752,587
11/22	$5,873,566	$5,313,618
12/22	$5,625,000	$5,273,886
1/23	$6,255,879	$5,701,640
2/23	$5,901,773	$5,501,503
3/23	$6,259,949	$5,635,991
4/23	$6,280,300	$5,733,905
5/23	$5,975,036	$5,525,431
6/23	$6,251,809	$5,773,353
7/23	$6,487,880	$6,008,076
8/23	$6,056,440	$5,736,718
9/23	$5,881,422	$5,555,528
10/23	$5,645,351	$5,326,313
11/23	$5,975,036	$5,805,760
12/23	$6,331,474	$6,097,452
1/24	$6,133,352	$6,036,887
2/24	$6,293,535	$6,189,723
3/24	$6,689,779	$6,383,213
4/24	$6,643,410	$6,268,588
5/24	$6,951,132	$6,450,557
6/24	$6,887,901	$6,444,423
7/24	$6,892,117	$6,593,640
8/24	$7,111,316	$6,781,423
9/24	$7,225,130	$6,964,030
10/24	$6,984,855	$6,622,341
11/24	$6,976,424	$6,562,397
12/24	$6,789,613	$6,434,888
1/25	$7,125,387	$6,694,171
2/25	$7,334,701	$6,787,084
3/25	$7,491,686	$6,771,684
4/25	$7,748,968	$7,016,159
5/25	$8,150,152	$7,337,587
6/25	$8,394,352	$7,586,503
7/25	$8,342,023	$7,564,802
8/25	$8,638,551	$7,827,276
9/25	$9,096,425	$8,109,297
10/25	$9,135,671	$8,273,192
11/25	$9,100,785	$8,271,079
12/25	$9,406,346	$8,518,957

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 10/31/19 (Inception)
Class R6	38.54%	6.11%	10.79%
MSCI All Country World ex USA Index	32.39%	7.91%	9.02%

Performance Inception Date	Oct. 31, 2019
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 170,851,561
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 719,072
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$170,851,561
# of Portfolio Holdings	74
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$719,072

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	27.1%
China	3.7%
Taiwan	5.0%
Canada	6.9%
United Kingdom	7.3%
United States	7.4%
India	7.5%
Korea, Republic of	8.2%
France	8.4%
Germany	8.8%
Japan	9.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Samsung Electronics Co. Ltd.	4.9%
CaixaBank SA	3.0%
AIB Group PLC	2.9%
Hanwha Aerospace Co. Ltd.	2.6%
Mizuho Financial Group, Inc.	2.5%
AstraZeneca PLC	2.4%
Sony Group Corp.	2.2%
Rheinmetall AG	2.2%
Airbus SE	2.2%
Total	29.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000218315
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio
Class Name	Class A
Trading Symbol	MSHNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.19%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↑ Stock selection in information technology, led by an outperforming web performance and security company

↑ Stock selection in materials, where a precious metals company was the sector’s top contributor

↑ Stock selection in consumer staples, most helped by strong gains from a lifestyle and energy drinks company

↓ Stock selection and average overweight in consumer discretionary, where a hard surface flooring retailer was the largest detractor

↓ Stock selection and average overweight in real estate, driven by an underperforming Texas landowner

↓ Average underweight and stock selection in communication services

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with maximum sales charge	S&P 500® Index
3/20	$9,479	$10,000
4/20	$10,863	$11,282
5/20	$11,659	$11,819
6/20	$11,905	$12,054
7/20	$12,607	$12,734
8/20	$13,365	$13,649
9/20	$13,052	$13,131
10/20	$12,806	$12,782
11/20	$14,057	$14,181
12/20	$14,697	$14,726
1/21	$14,114	$14,577
2/21	$14,476	$14,979
3/21	$14,727	$15,635
4/21	$15,602	$16,470
5/21	$15,290	$16,585
6/21	$15,924	$16,972
7/21	$16,628	$17,375
8/21	$16,950	$17,903
9/21	$16,095	$17,071
10/21	$17,242	$18,267
11/21	$16,709	$18,140
12/21	$17,108	$18,953
1/22	$15,267	$17,972
2/22	$15,040	$17,434
3/22	$15,303	$18,081
4/22	$13,689	$16,505
5/22	$13,522	$16,535
6/22	$12,924	$15,170
7/22	$14,323	$16,569
8/22	$13,498	$15,893
9/22	$12,458	$14,429
10/22	$13,474	$15,598
11/22	$14,514	$16,469
12/22	$13,545	$15,520
1/23	$15,087	$16,496
2/23	$14,708	$16,093
3/23	$15,564	$16,684
4/23	$15,381	$16,944
5/23	$15,845	$17,018
6/23	$16,531	$18,143
7/23	$16,983	$18,725
8/23	$16,408	$18,427
9/23	$15,234	$17,549
10/23	$14,377	$17,180
11/23	$15,845	$18,749
12/23	$17,082	$19,600
1/24	$16,960	$19,930
2/24	$18,764	$20,994
3/24	$19,333	$21,669
4/24	$17,706	$20,784
5/24	$18,045	$21,815
6/24	$17,896	$22,598
7/24	$18,723	$22,873
8/24	$18,845	$23,428
9/24	$18,953	$23,928
10/24	$18,574	$23,711
11/24	$20,011	$25,103
12/24	$19,370	$24,504
1/25	$20,616	$25,187
2/25	$20,616	$24,858
3/25	$19,677	$23,457
4/25	$19,739	$23,298
5/25	$21,508	$24,765
6/25	$23,170	$26,024
7/25	$23,108	$26,608
8/25	$23,462	$27,148
9/25	$23,385	$28,139
10/25	$23,385	$28,797
11/25	$22,677	$28,868
12/25	$22,804	$28,886

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 3/31/20 (Inception)
Class A	17.73%	9.18%	16.48%
Class A, with 5.25% maximum front end sales charge	11.53%	8.01%	15.41%
S&P 500® Index	17.88%	14.42%	20.25%

Performance Inception Date	Mar. 31, 2020
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 5,555,560
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,555,560
# of Portfolio Holdings	67
Portfolio Turnover Rate	61%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.6%
Energy	1.0%
Short-Term Investments	1.3%
Consumer Staples	4.1%
Real Estate	6.3%
Materials	8.4%
Financials	11.7%
Health Care	12.2%
Information Technology	16.7%
Consumer Discretionary	18.0%
Industrials	19.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.0%
Royalty Pharma PLC	6.3%
Royal Gold, Inc.	6.1%
QXO, Inc.	6.1%
Core & Main, Inc.	4.9%
LVMH Moet Hennessy Louis Vuitton SE	4.9%
Floor & Decor Holdings, Inc.	4.8%
Medline, Inc.	3.7%
Union Pacific Corp.	3.7%
Landbridge Co. LLC	3.3%
Total	55.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000218316
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio
Class Name	Class C
Trading Symbol	MSHOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$210	1.94%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↑ Stock selection in information technology, led by an outperforming web performance and security company

↑ Stock selection in materials, where a precious metals company was the sector’s top contributor

↑ Stock selection in consumer staples, most helped by strong gains from a lifestyle and energy drinks company

↓ Stock selection and average overweight in consumer discretionary, where a hard surface flooring retailer was the largest detractor

↓ Stock selection and average overweight in real estate, driven by an underperforming Texas landowner

↓ Average underweight and stock selection in communication services

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	S&P 500® Index
3/20	$10,000	$10,000
4/20	$11,460	$11,282
5/20	$12,280	$11,819
6/20	$12,540	$12,054
7/20	$13,260	$12,734
8/20	$14,060	$13,649
9/20	$13,720	$13,131
10/20	$13,450	$12,782
11/20	$14,750	$14,181
12/20	$15,415	$14,726
1/21	$14,789	$14,577
2/21	$15,149	$14,979
3/21	$15,394	$15,635
4/21	$16,307	$16,470
5/21	$15,978	$16,585
6/21	$16,625	$16,972
7/21	$17,347	$17,375
8/21	$17,676	$17,903
9/21	$16,774	$17,071
10/21	$17,952	$18,267
11/21	$17,389	$18,140
12/21	$17,807	$18,953
1/22	$15,871	$17,972
2/22	$15,632	$17,434
3/22	$15,883	$18,081
4/22	$14,211	$16,505
5/22	$14,022	$16,535
6/22	$13,393	$15,170
7/22	$14,839	$16,569
8/22	$13,959	$15,893
9/22	$12,890	$14,429
10/22	$13,921	$15,598
11/22	$15,003	$16,469
12/22	$13,984	$15,520
1/23	$15,567	$16,496
2/23	$15,168	$16,093
3/23	$16,044	$16,684
4/23	$15,838	$16,944
5/23	$16,301	$17,018
6/23	$17,010	$18,143
7/23	$17,460	$18,725
8/23	$16,855	$18,427
9/23	$15,632	$17,549
10/23	$14,743	$17,180
11/23	$16,250	$18,749
12/23	$17,500	$19,600
1/24	$17,357	$19,930
2/24	$19,203	$20,994
3/24	$19,761	$21,669
4/24	$18,087	$20,784
5/24	$18,430	$21,815
6/24	$18,273	$22,598
7/24	$19,088	$22,873
8/24	$19,203	$23,428
9/24	$19,317	$23,928
10/24	$18,917	$23,711
11/24	$20,362	$25,103
12/24	$19,701	$24,504
1/25	$20,959	$25,187
2/25	$20,927	$24,858
3/25	$19,975	$23,457
4/25	$20,023	$23,298
5/25	$21,798	$24,765
6/25	$23,476	$26,024
7/25	$23,396	$26,608
8/25	$23,734	$27,148
9/25	$23,654	$28,139
10/25	$23,638	$28,797
11/25	$22,895	$28,868
12/25	$23,005	$28,886

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 3/31/20 (Inception)
Class C	16.77%	8.34%	15.58%
Class C, with 1% maximum contingent deferred sales charge	15.77%	8.34%	15.58%
S&P 500® Index	17.88%	14.42%	20.25%

Performance Inception Date	Mar. 31, 2020
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 5,555,560
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,555,560
# of Portfolio Holdings	67
Portfolio Turnover Rate	61%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.6%
Energy	1.0%
Short-Term Investments	1.3%
Consumer Staples	4.1%
Real Estate	6.3%
Materials	8.4%
Financials	11.7%
Health Care	12.2%
Information Technology	16.7%
Consumer Discretionary	18.0%
Industrials	19.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.0%
Royalty Pharma PLC	6.3%
Royal Gold, Inc.	6.1%
QXO, Inc.	6.1%
Core & Main, Inc.	4.9%
LVMH Moet Hennessy Louis Vuitton SE	4.9%
Floor & Decor Holdings, Inc.	4.8%
Medline, Inc.	3.7%
Union Pacific Corp.	3.7%
Landbridge Co. LLC	3.3%
Total	55.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000218317
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio
Class Name	Class I
Trading Symbol	MSHMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.84%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↑ Stock selection in information technology, led by an outperforming web performance and security company

↑ Stock selection in materials, where a precious metals company was the sector’s top contributor

↑ Stock selection in consumer staples, most helped by strong gains from a lifestyle and energy drinks company

↓ Stock selection and average overweight in consumer discretionary, where a hard surface flooring retailer was the largest detractor

↓ Stock selection and average overweight in real estate, driven by an underperforming Texas landowner

↓ Average underweight and stock selection in communication services

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	S&P 500® Index
3/20	$1,000,000	$1,000,000
4/20	$1,147,000	$1,128,194
5/20	$1,231,000	$1,181,927
6/20	$1,257,000	$1,205,433
7/20	$1,331,000	$1,273,401
8/20	$1,412,000	$1,364,934
9/20	$1,380,000	$1,313,071
10/20	$1,354,000	$1,278,151
11/20	$1,486,000	$1,418,063
12/20	$1,554,582	$1,472,585
1/21	$1,494,097	$1,457,718
2/21	$1,532,298	$1,497,914
3/21	$1,558,827	$1,563,517
4/21	$1,652,208	$1,646,960
5/21	$1,620,374	$1,658,463
6/21	$1,687,226	$1,697,179
7/21	$1,762,568	$1,737,495
8/21	$1,796,524	$1,790,325
9/21	$1,707,388	$1,707,057
10/21	$1,828,359	$1,826,657
11/21	$1,773,179	$1,814,000
12/21	$1,816,566	$1,895,296
1/22	$1,620,044	$1,797,221
2/22	$1,597,369	$1,743,409
3/22	$1,626,343	$1,808,141
4/22	$1,455,017	$1,650,468
5/22	$1,437,380	$1,653,496
6/22	$1,374,392	$1,517,010
7/22	$1,523,043	$1,656,885
8/22	$1,434,861	$1,589,314
9/22	$1,325,262	$1,442,941
10/22	$1,433,601	$1,559,763
11/22	$1,545,719	$1,646,929
12/22	$1,443,269	$1,552,042
1/23	$1,607,512	$1,649,563
2/23	$1,567,421	$1,609,315
3/23	$1,659,242	$1,668,400
4/23	$1,639,843	$1,694,441
5/23	$1,690,280	$1,701,806
6/23	$1,763,995	$1,814,254
7/23	$1,813,139	$1,872,536
8/23	$1,751,063	$1,842,723
9/23	$1,626,910	$1,754,866
10/23	$1,536,383	$1,717,967
11/23	$1,694,159	$1,874,861
12/23	$1,824,928	$1,960,037
1/24	$1,813,477	$1,992,974
2/24	$2,006,705	$2,099,390
3/24	$2,068,251	$2,166,937
4/24	$1,893,631	$2,078,429
5/24	$1,932,276	$2,181,488
6/24	$1,916,532	$2,259,764
7/24	$2,005,273	$2,287,271
8/24	$2,018,155	$2,342,752
9/24	$2,031,037	$2,392,787
10/24	$1,990,960	$2,371,088
11/24	$2,145,542	$2,510,273
12/24	$2,076,408	$2,450,433
1/25	$2,211,366	$2,518,671
2/25	$2,211,366	$2,485,807
3/25	$2,112,180	$2,345,746
4/25	$2,118,684	$2,329,840
5/25	$2,308,926	$2,476,491
6/25	$2,489,413	$2,602,427
7/25	$2,482,909	$2,660,833
8/25	$2,521,933	$2,714,772
9/25	$2,515,429	$2,813,862
10/25	$2,515,429	$2,879,744
11/25	$2,439,007	$2,886,802
12/25	$2,454,370	$2,888,570

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 3/31/20 (Inception)
Class I	18.20%	9.56%	16.89%
S&P 500® Index	17.88%	14.42%	20.25%

Performance Inception Date	Mar. 31, 2020
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 5,555,560
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,555,560
# of Portfolio Holdings	67
Portfolio Turnover Rate	61%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.6%
Energy	1.0%
Short-Term Investments	1.3%
Consumer Staples	4.1%
Real Estate	6.3%
Materials	8.4%
Financials	11.7%
Health Care	12.2%
Information Technology	16.7%
Consumer Discretionary	18.0%
Industrials	19.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.0%
Royalty Pharma PLC	6.3%
Royal Gold, Inc.	6.1%
QXO, Inc.	6.1%
Core & Main, Inc.	4.9%
LVMH Moet Hennessy Louis Vuitton SE	4.9%
Floor & Decor Holdings, Inc.	4.8%
Medline, Inc.	3.7%
Union Pacific Corp.	3.7%
Landbridge Co. LLC	3.3%
Total	55.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000218314
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio
Class Name	Class R6
Trading Symbol	MSHPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$86	0.79%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↑ Stock selection in information technology, led by an outperforming web performance and security company

↑ Stock selection in materials, where a precious metals company was the sector’s top contributor

↑ Stock selection in consumer staples, most helped by strong gains from a lifestyle and energy drinks company

↓ Stock selection and average overweight in consumer discretionary, where a hard surface flooring retailer was the largest detractor

↓ Stock selection and average overweight in real estate, driven by an underperforming Texas landowner

↓ Average underweight and stock selection in communication services

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	S&P 500® Index
3/20	$5,000,000	$5,000,000
4/20	$5,735,000	$5,640,969
5/20	$6,155,000	$5,909,637
6/20	$6,290,000	$6,027,163
7/20	$6,655,000	$6,367,006
8/20	$7,060,000	$6,824,670
9/20	$6,900,000	$6,565,355
10/20	$6,775,000	$6,390,757
11/20	$7,435,000	$7,090,315
12/20	$7,772,594	$7,362,924
1/21	$7,475,485	$7,288,590
2/21	$7,661,178	$7,489,572
3/21	$7,799,122	$7,817,583
4/21	$8,266,008	$8,234,798
5/21	$8,106,842	$8,292,313
6/21	$8,441,091	$8,485,895
7/21	$8,817,783	$8,687,476
8/21	$8,987,560	$8,951,625
9/21	$8,541,896	$8,535,287
10/21	$9,152,031	$9,133,284
11/21	$8,870,838	$9,070,000
12/21	$9,090,206	$9,476,482
1/22	$8,107,481	$8,986,103
2/22	$8,000,389	$8,717,046
3/22	$8,138,978	$9,040,705
4/22	$7,282,244	$8,252,339
5/22	$7,194,051	$8,267,479
6/22	$6,879,075	$7,585,050
7/22	$7,628,717	$8,284,426
8/22	$7,187,751	$7,946,571
9/22	$6,639,693	$7,214,703
10/22	$7,175,152	$7,798,815
11/22	$7,742,109	$8,234,644
12/22	$7,227,095	$7,760,209
1/23	$8,048,797	$8,247,814
2/23	$7,848,224	$8,046,576
3/23	$8,307,600	$8,342,000
4/23	$8,210,549	$8,472,205
5/23	$8,462,883	$8,509,031
6/23	$8,838,148	$9,071,268
7/23	$9,077,542	$9,362,682
8/23	$8,773,447	$9,213,614
9/23	$8,145,848	$8,774,328
10/23	$7,692,941	$8,589,834
11/23	$8,482,293	$9,374,304
12/23	$9,142,915	$9,800,184
1/24	$9,078,478	$9,964,869
2/24	$10,052,195	$10,496,950
3/24	$10,360,061	$10,834,685
4/24	$9,493,739	$10,392,147
5/24	$9,679,891	$10,907,438
6/24	$9,601,135	$11,298,820
7/24	$10,045,035	$11,436,353
8/24	$10,109,472	$11,713,761
9/24	$10,181,069	$11,963,933
10/24	$9,980,598	$11,855,438
11/24	$10,753,843	$12,551,365
12/24	$10,413,936	$12,252,163
1/25	$11,089,214	$12,593,354
2/25	$11,089,214	$12,429,035
3/25	$10,584,789	$11,728,730
4/25	$10,625,469	$11,649,198
5/25	$11,577,368	$12,382,453
6/25	$12,472,315	$13,012,134
7/25	$12,447,907	$13,304,165
8/25	$12,643,169	$13,573,860
9/25	$12,610,625	$14,069,308
10/25	$12,610,625	$14,398,721
11/25	$12,228,239	$14,434,012
12/25	$12,301,505	$14,442,849

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 3/31/20 (Inception)
Class R6	18.13%	9.62%	16.94%
S&P 500® Index	17.88%	14.42%	20.25%

Performance Inception Date	Mar. 31, 2020
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 5,555,560
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,555,560
# of Portfolio Holdings	67
Portfolio Turnover Rate	61%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.6%
Energy	1.0%
Short-Term Investments	1.3%
Consumer Staples	4.1%
Real Estate	6.3%
Materials	8.4%
Financials	11.7%
Health Care	12.2%
Information Technology	16.7%
Consumer Discretionary	18.0%
Industrials	19.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.0%
Royalty Pharma PLC	6.3%
Royal Gold, Inc.	6.1%
QXO, Inc.	6.1%
Core & Main, Inc.	4.9%
LVMH Moet Hennessy Louis Vuitton SE	4.9%
Floor & Decor Holdings, Inc.	4.8%
Medline, Inc.	3.7%
Union Pacific Corp.	3.7%
Landbridge Co. LLC	3.3%
Total	55.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169221
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - US Core Portfolio
Class Name	Class A
Trading Symbol	MUOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.11%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↓ High-risk stocks had a phenomenal year. Controlling risk (resulting in a modest underweight versus the S&P 500® Index benchmark) was costly for the Fund relative to the benchmark

↑ Stronger relative stock selection in seven of 10 sectors (the 11th sector was flat), as well as within the Magnificent 7 stocks

↑ Overweight positions versus the benchmark in each of the top three biggest individual stock contributors to the S&P 500® Index's return

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with maximum sales charge	S&P 500® Index
5/16	$9,479	$10,000
5/16	$9,479	$9,991
6/16	$9,431	$10,017
7/16	$9,886	$10,386
8/16	$9,810	$10,400
9/16	$9,886	$10,402
10/16	$9,564	$10,213
11/16	$9,877	$10,591
12/16	$9,981	$10,800
1/17	$10,105	$11,005
2/17	$10,602	$11,442
3/17	$10,506	$11,455
4/17	$10,564	$11,573
5/17	$10,726	$11,736
6/17	$10,698	$11,809
7/17	$10,956	$12,052
8/17	$11,023	$12,089
9/17	$11,223	$12,338
10/17	$11,443	$12,626
11/17	$11,778	$13,013
12/17	$11,857	$13,158
1/18	$12,470	$13,911
2/18	$12,067	$13,399
3/18	$11,588	$13,058
4/18	$11,588	$13,108
5/18	$11,857	$13,424
6/18	$11,809	$13,507
7/18	$12,087	$14,009
8/18	$12,431	$14,466
9/18	$12,604	$14,548
10/18	$11,608	$13,554
11/18	$11,703	$13,830
12/18	$10,510	$12,581
1/19	$11,333	$13,589
2/19	$11,807	$14,026
3/19	$11,923	$14,298
4/19	$12,698	$14,877
5/19	$11,952	$13,932
6/19	$12,688	$14,914
7/19	$12,998	$15,128
8/19	$12,814	$14,888
9/19	$13,104	$15,167
10/19	$13,395	$15,495
11/19	$13,956	$16,058
12/19	$14,261	$16,542
1/20	$14,515	$16,536
2/20	$13,214	$15,175
3/20	$11,082	$13,300
4/20	$12,637	$15,006
5/20	$13,605	$15,720
6/20	$13,967	$16,033
7/20	$14,779	$16,937
8/20	$16,109	$18,154
9/20	$15,513	$17,464
10/20	$15,131	$17,000
11/20	$16,921	$18,861
12/20	$17,651	$19,586
1/21	$17,465	$19,388
2/21	$18,534	$19,923
3/21	$18,877	$20,796
4/21	$20,271	$21,905
5/21	$20,330	$22,058
6/21	$20,614	$22,573
7/21	$21,497	$23,110
8/21	$22,262	$23,812
9/21	$21,458	$22,705
10/21	$23,263	$24,295
11/21	$23,028	$24,127
12/21	$23,930	$25,208
1/22	$22,194	$23,904
2/22	$21,811	$23,188
3/22	$22,439	$24,049
4/22	$20,487	$21,952
5/22	$20,310	$21,992
6/22	$18,750	$20,177
7/22	$20,801	$22,037
8/22	$19,898	$21,139
9/22	$18,200	$19,192
10/22	$19,054	$20,746
11/22	$20,124	$21,905
12/22	$19,044	$20,643
1/23	$20,428	$21,940
2/23	$19,820	$21,405
3/23	$19,221	$22,191
4/23	$19,476	$22,537
5/23	$19,221	$22,635
6/23	$20,674	$24,130
7/23	$21,096	$24,906
8/23	$20,909	$24,509
9/23	$19,849	$23,341
10/23	$19,388	$22,850
11/23	$21,331	$24,937
12/23	$22,417	$26,069
1/24	$23,281	$26,507
2/24	$24,863	$27,923
3/24	$25,767	$28,821
4/24	$24,735	$27,644
5/24	$26,395	$29,015
6/24	$27,446	$30,056
7/24	$27,162	$30,422
8/24	$27,879	$31,160
9/24	$28,085	$31,825
10/24	$28,163	$31,537
11/24	$29,912	$33,388
12/24	$28,743	$32,592
1/25	$29,617	$33,500
2/25	$29,431	$33,062
3/25	$27,486	$31,200
4/25	$27,505	$30,988
5/25	$29,499	$32,938
6/25	$30,570	$34,613
7/25	$31,228	$35,390
8/25	$32,044	$36,108
9/25	$32,947	$37,426
10/25	$33,556	$38,302
11/25	$33,439	$38,396
12/25	$33,380	$38,419

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class A	16.13%	13.59%	14.02%
Class A, with 5.25% maximum front end sales charge	10.04%	12.37%	13.38%
S&P 500® Index	17.88%	14.42%	15.06%

Performance Inception Date	May 27, 2016
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 432,516,106
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 2,148,669
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$432,516,106
# of Portfolio Holdings	30
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$2,148,669

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.5%
Materials	1.7%
Consumer Staples	1.8%
Energy	2.2%
Health Care	3.4%
Real Estate	3.7%
Industrials	7.0%
Communication Services	12.7%
Consumer Discretionary	14.9%
Financials	22.8%
Information Technology	29.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	11.2%
Alphabet, Inc.	9.9%
Microsoft Corp.	7.9%
Apple, Inc.	7.0%
Amazon.com, Inc.	6.9%
JPMorgan Chase & Co.	6.1%
General Electric Co.	4.1%
CBRE Group, Inc.	3.7%
Tesla, Inc.	3.7%
Cboe Global Markets, Inc.	3.6%
Total	64.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169222
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - US Core Portfolio
Class Name	Class C
Trading Symbol	MUOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$201	1.87%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↓ High-risk stocks had a phenomenal year. Controlling risk (resulting in a modest underweight versus the S&P 500® Index benchmark) was costly for the Fund relative to the benchmark

↑ Stronger relative stock selection in seven of 10 sectors (the 11th sector was flat), as well as within the Magnificent 7 stocks

↑ Overweight positions versus the benchmark in each of the top three biggest individual stock contributors to the S&P 500® Index's return

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	S&P 500® Index
5/16	$10,000	$10,000
5/16	$10,000	$9,991
6/16	$9,950	$10,017
7/16	$10,420	$10,386
8/16	$10,330	$10,400
9/16	$10,400	$10,402
10/16	$10,060	$10,213
11/16	$10,380	$10,591
12/16	$10,479	$10,800
1/17	$10,610	$11,005
2/17	$11,123	$11,442
3/17	$11,022	$11,455
4/17	$11,063	$11,573
5/17	$11,234	$11,736
6/17	$11,204	$11,809
7/17	$11,465	$12,052
8/17	$11,526	$12,089
9/17	$11,727	$12,338
10/17	$11,948	$12,626
11/17	$12,291	$13,013
12/17	$12,361	$13,158
1/18	$12,995	$13,911
2/18	$12,562	$13,399
3/18	$12,059	$13,058
4/18	$12,059	$13,108
5/18	$12,321	$13,424
6/18	$12,261	$13,507
7/18	$12,552	$14,009
8/18	$12,895	$14,466
9/18	$13,066	$14,548
10/18	$12,019	$13,554
11/18	$12,120	$13,830
12/18	$10,885	$12,581
1/19	$11,719	$13,589
2/19	$12,207	$14,026
3/19	$12,318	$14,298
4/19	$13,111	$14,877
5/19	$12,329	$13,932
6/19	$13,081	$14,914
7/19	$13,386	$15,128
8/19	$13,192	$14,888
9/19	$13,477	$15,167
10/19	$13,772	$15,495
11/19	$14,341	$16,058
12/19	$14,640	$16,542
1/20	$14,896	$16,536
2/20	$13,555	$15,175
3/20	$11,354	$13,300
4/20	$12,951	$15,006
5/20	$13,924	$15,720
6/20	$14,282	$16,033
7/20	$15,101	$16,937
8/20	$16,463	$18,154
9/20	$15,838	$17,464
10/20	$15,439	$17,000
11/20	$17,251	$18,861
12/20	$17,984	$19,586
1/21	$17,779	$19,388
2/21	$18,857	$19,923
3/21	$19,196	$20,796
4/21	$20,603	$21,905
5/21	$20,654	$22,058
6/21	$20,921	$22,573
7/21	$21,805	$23,110
8/21	$22,565	$23,812
9/21	$21,733	$22,705
10/21	$23,551	$24,295
11/21	$23,294	$24,127
12/21	$24,198	$25,208
1/22	$22,431	$23,904
2/22	$22,031	$23,188
3/22	$22,647	$24,049
4/22	$20,675	$21,952
5/22	$20,480	$21,992
6/22	$18,898	$20,177
7/22	$20,942	$22,037
8/22	$20,018	$21,139
9/22	$18,302	$19,192
10/22	$19,155	$20,746
11/22	$20,213	$21,905
12/22	$19,124	$20,643
1/23	$20,501	$21,940
2/23	$19,874	$21,405
3/23	$19,268	$22,191
4/23	$19,515	$22,537
5/23	$19,237	$22,635
6/23	$20,686	$24,130
7/23	$21,087	$24,906
8/23	$20,892	$24,509
9/23	$19,813	$23,341
10/23	$19,350	$22,850
11/23	$21,272	$24,937
12/23	$22,330	$26,069
1/24	$23,183	$26,507
2/24	$24,745	$27,923
3/24	$25,619	$28,821
4/24	$24,581	$27,644
5/24	$26,226	$29,015
6/24	$27,271	$30,056
7/24	$26,988	$30,422
8/24	$27,700	$31,160
9/24	$27,905	$31,825
10/24	$27,983	$31,537
11/24	$29,721	$33,388
12/24	$28,559	$32,592
1/25	$29,428	$33,500
2/25	$29,242	$33,062
3/25	$27,310	$31,200
4/25	$27,329	$30,988
5/25	$29,311	$32,938
6/25	$30,375	$34,613
7/25	$31,029	$35,390
8/25	$31,839	$36,108
9/25	$32,737	$37,426
10/25	$33,342	$38,302
11/25	$33,225	$38,396
12/25	$33,166	$38,419

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class C, with conversion to Class A after 8 years	15.26%	12.74%	13.31%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	14.26%	12.74%	13.31%
S&P 500® Index	17.88%	14.42%	15.06%

Performance Inception Date	May 27, 2016
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 432,516,106
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 2,148,669
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$432,516,106
# of Portfolio Holdings	30
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$2,148,669

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.5%
Materials	1.7%
Consumer Staples	1.8%
Energy	2.2%
Health Care	3.4%
Real Estate	3.7%
Industrials	7.0%
Communication Services	12.7%
Consumer Discretionary	14.9%
Financials	22.8%
Information Technology	29.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	11.2%
Alphabet, Inc.	9.9%
Microsoft Corp.	7.9%
Apple, Inc.	7.0%
Amazon.com, Inc.	6.9%
JPMorgan Chase & Co.	6.1%
General Electric Co.	4.1%
CBRE Group, Inc.	3.7%
Tesla, Inc.	3.7%
Cboe Global Markets, Inc.	3.6%
Total	64.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169220
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - US Core Portfolio
Class Name	Class I
Trading Symbol	MUOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↓ High-risk stocks had a phenomenal year. Controlling risk (resulting in a modest underweight versus the S&P 500® Index benchmark) was costly for the Fund relative to the benchmark

↑ Stronger relative stock selection in seven of 10 sectors (the 11th sector was flat), as well as within the Magnificent 7 stocks

↑ Overweight positions versus the benchmark in each of the top three biggest individual stock contributors to the S&P 500® Index's return

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	S&P 500® Index
5/16	$1,000,000	$1,000,000
5/16	$1,000,000	$999,062
6/16	$996,000	$1,001,651
7/16	$1,044,000	$1,038,580
8/16	$1,036,000	$1,040,039
9/16	$1,044,000	$1,040,235
10/16	$1,011,000	$1,021,260
11/16	$1,044,000	$1,059,082
12/16	$1,055,044	$1,080,016
1/17	$1,069,178	$1,100,500
2/17	$1,121,678	$1,144,197
3/17	$1,112,592	$1,145,532
4/17	$1,118,649	$1,157,296
5/17	$1,135,813	$1,173,582
6/17	$1,133,793	$1,180,907
7/17	$1,161,053	$1,205,190
8/17	$1,169,130	$1,208,879
9/17	$1,190,332	$1,233,816
10/17	$1,214,562	$1,262,608
11/17	$1,249,899	$1,301,332
12/17	$1,259,035	$1,315,801
1/18	$1,323,965	$1,391,136
2/18	$1,281,354	$1,339,862
3/18	$1,231,642	$1,305,812
4/18	$1,231,642	$1,310,823
5/18	$1,260,049	$1,342,390
6/18	$1,254,976	$1,350,652
7/18	$1,286,427	$1,400,915
8/18	$1,322,950	$1,446,564
9/18	$1,342,226	$1,454,798
10/18	$1,235,700	$1,355,362
11/18	$1,245,846	$1,382,982
12/18	$1,120,552	$1,258,112
1/19	$1,208,014	$1,358,931
2/19	$1,258,434	$1,402,564
3/19	$1,271,811	$1,429,819
4/19	$1,354,128	$1,487,711
5/19	$1,275,926	$1,393,170
6/19	$1,354,128	$1,491,355
7/19	$1,387,056	$1,512,789
8/19	$1,367,505	$1,488,826
9/19	$1,399,403	$1,516,683
10/19	$1,431,301	$1,549,534
11/19	$1,492,011	$1,605,780
12/19	$1,524,006	$1,654,246
1/20	$1,552,171	$1,653,597
2/20	$1,414,478	$1,517,474
3/20	$1,184,991	$1,330,047
4/20	$1,352,934	$1,500,551
5/20	$1,456,203	$1,572,019
6/20	$1,495,842	$1,603,282
7/20	$1,582,421	$1,693,683
8/20	$1,726,373	$1,815,426
9/20	$1,662,742	$1,746,446
10/20	$1,622,060	$1,700,001
11/20	$1,813,995	$1,886,090
12/20	$1,892,867	$1,958,607
1/21	$1,872,986	$1,938,833
2/21	$1,988,086	$1,992,296
3/21	$2,025,755	$2,079,550
4/21	$2,176,431	$2,190,533
5/21	$2,183,756	$2,205,833
6/21	$2,214,100	$2,257,328
7/21	$2,309,319	$2,310,950
8/21	$2,391,982	$2,381,216
9/21	$2,306,180	$2,270,466
10/21	$2,500,803	$2,429,539
11/21	$2,475,690	$2,412,705
12/21	$2,574,114	$2,520,833
1/22	$2,387,781	$2,390,388
2/22	$2,346,955	$2,318,816
3/22	$2,414,998	$2,404,912
4/22	$2,205,635	$2,195,200
5/22	$2,186,793	$2,199,227
6/22	$2,019,303	$2,017,695
7/22	$2,240,180	$2,203,735
8/22	$2,143,873	$2,113,862
9/22	$1,961,728	$1,919,179
10/22	$2,054,894	$2,074,558
11/22	$2,170,044	$2,190,493
12/22	$2,053,865	$2,064,288
1/23	$2,203,866	$2,193,996
2/23	$2,138,831	$2,140,465
3/23	$2,074,844	$2,219,050
4/23	$2,103,166	$2,253,686
5/23	$2,075,893	$2,263,482
6/23	$2,233,237	$2,413,042
7/23	$2,279,391	$2,490,561
8/23	$2,259,461	$2,450,908
9/23	$2,146,173	$2,334,053
10/23	$2,096,872	$2,284,976
11/23	$2,306,664	$2,493,653
12/23	$2,424,895	$2,606,941
1/24	$2,519,617	$2,650,749
2/24	$2,691,170	$2,792,287
3/24	$2,789,050	$2,882,128
4/24	$2,678,540	$2,764,409
5/24	$2,858,513	$2,901,481
6/24	$2,973,232	$3,005,592
7/24	$2,942,711	$3,042,177
8/24	$3,020,594	$3,115,970
9/24	$3,044,801	$3,182,518
10/24	$3,054,273	$3,153,658
11/24	$3,243,718	$3,338,781
12/24	$3,118,664	$3,259,190
1/25	$3,213,457	$3,349,950
2/25	$3,193,445	$3,306,240
3/25	$2,982,796	$3,119,952
4/25	$2,985,955	$3,098,796
5/25	$3,203,977	$3,293,849
6/25	$3,320,888	$3,461,350
7/25	$3,393,562	$3,539,033
8/25	$3,483,088	$3,610,774
9/25	$3,582,093	$3,742,568
10/25	$3,649,501	$3,830,195
11/25	$3,636,862	$3,839,583
12/25	$3,632,649	$3,841,933

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class I	16.48%	13.93%	14.39%
S&P 500® Index	17.88%	14.42%	15.06%

Performance Inception Date	May 27, 2016
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 432,516,106
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 2,148,669
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$432,516,106
# of Portfolio Holdings	30
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$2,148,669

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.5%
Materials	1.7%
Consumer Staples	1.8%
Energy	2.2%
Health Care	3.4%
Real Estate	3.7%
Industrials	7.0%
Communication Services	12.7%
Consumer Discretionary	14.9%
Financials	22.8%
Information Technology	29.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	11.2%
Alphabet, Inc.	9.9%
Microsoft Corp.	7.9%
Apple, Inc.	7.0%
Amazon.com, Inc.	6.9%
JPMorgan Chase & Co.	6.1%
General Electric Co.	4.1%
CBRE Group, Inc.	3.7%
Tesla, Inc.	3.7%
Cboe Global Markets, Inc.	3.6%
Total	64.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169223
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - US Core Portfolio
Class Name	Class R6
Trading Symbol	MUOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↓ High-risk stocks had a phenomenal year. Controlling risk (resulting in a modest underweight versus the S&P 500® Index benchmark) was costly for the Fund relative to the benchmark

↑ Stronger relative stock selection in seven of 10 sectors (the 11th sector was flat), as well as within the Magnificent 7 stocks

↑ Overweight positions versus the benchmark in each of the top three biggest individual stock contributors to the S&P 500® Index's return

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	S&P 500® Index
5/16	$5,000,000	$5,000,000
5/16	$5,000,000	$4,995,311
6/16	$4,980,000	$5,008,254
7/16	$5,220,000	$5,192,902
8/16	$5,180,000	$5,200,193
9/16	$5,220,000	$5,201,177
10/16	$5,055,000	$5,106,301
11/16	$5,220,000	$5,295,412
12/16	$5,276,054	$5,400,082
1/17	$5,346,738	$5,502,502
2/17	$5,609,278	$5,720,984
3/17	$5,563,838	$5,727,658
4/17	$5,594,132	$5,786,480
5/17	$5,679,962	$5,867,912
6/17	$5,669,864	$5,904,537
7/17	$5,811,232	$6,025,950
8/17	$5,846,574	$6,044,397
9/17	$5,952,600	$6,169,082
10/17	$6,073,773	$6,313,040
11/17	$6,250,483	$6,506,659
12/17	$6,298,101	$6,579,004
1/18	$6,622,902	$6,955,678
2/18	$6,409,751	$6,699,312
3/18	$6,161,075	$6,529,061
4/18	$6,161,075	$6,554,113
5/18	$6,303,176	$6,711,949
6/18	$6,277,801	$6,753,261
7/18	$6,435,127	$7,004,574
8/18	$6,617,827	$7,232,820
9/18	$6,714,253	$7,273,989
10/18	$6,181,375	$6,776,811
11/18	$6,237,201	$6,914,911
12/18	$5,603,059	$6,290,558
1/19	$6,040,798	$6,794,657
2/19	$6,298,292	$7,012,821
3/19	$6,365,240	$7,149,093
4/19	$6,777,230	$7,438,557
5/19	$6,385,840	$6,965,850
6/19	$6,777,230	$7,456,777
7/19	$6,942,026	$7,563,947
8/19	$6,849,328	$7,444,132
9/19	$7,003,824	$7,583,415
10/19	$7,163,470	$7,747,669
11/19	$7,467,312	$8,028,901
12/19	$7,629,533	$8,271,229
1/20	$7,775,753	$8,267,986
2/20	$7,081,209	$7,587,372
3/20	$5,932,341	$6,650,234
4/20	$6,773,104	$7,502,753
5/20	$7,290,095	$7,860,095
6/20	$7,488,536	$8,016,410
7/20	$7,927,194	$8,468,416
8/20	$8,642,626	$9,077,130
9/20	$8,324,076	$8,732,230
10/20	$8,125,635	$8,500,007
11/20	$9,086,508	$9,430,451
12/20	$9,481,376	$9,793,035
1/21	$9,381,848	$9,694,166
2/21	$9,958,064	$9,961,482
3/21	$10,146,644	$10,397,752
4/21	$10,900,963	$10,952,667
5/21	$10,937,632	$11,029,164
6/21	$11,089,543	$11,286,638
7/21	$11,571,469	$11,554,751
8/21	$11,985,297	$11,906,081
9/21	$11,550,516	$11,352,332
10/21	$12,530,084	$12,147,696
11/21	$12,404,364	$12,063,525
12/21	$12,900,086	$12,604,166
1/22	$11,967,045	$11,951,938
2/22	$11,762,614	$11,594,079
3/22	$12,103,332	$12,024,562
4/22	$11,054,970	$10,975,998
5/22	$10,960,618	$10,996,135
6/22	$10,121,929	$10,088,473
7/22	$11,227,950	$11,018,675
8/22	$10,745,704	$10,569,312
9/22	$9,828,388	$9,595,893
10/22	$10,300,150	$10,372,790
11/22	$10,876,749	$10,952,463
12/22	$10,299,214	$10,321,442
1/23	$11,050,636	$10,969,979
2/23	$10,719,590	$10,702,323
3/23	$10,404,308	$11,095,251
4/23	$10,546,185	$11,268,430
5/23	$10,404,308	$11,317,410
6/23	$11,197,768	$12,065,211
7/23	$11,423,720	$12,452,806
8/23	$11,329,136	$12,254,538
9/23	$10,756,373	$11,670,267
10/23	$10,514,657	$11,424,882
11/23	$11,570,852	$12,468,264
12/23	$12,158,159	$13,034,705
1/24	$12,638,156	$13,253,743
2/24	$13,497,930	$13,961,435
3/24	$13,988,476	$14,410,639
4/24	$13,429,359	$13,822,043
5/24	$14,341,881	$14,507,404
6/24	$14,916,822	$15,027,960
7/24	$14,763,856	$15,210,886
8/24	$15,154,183	$15,579,852
9/24	$15,275,501	$15,912,592
10/24	$15,322,973	$15,768,288
11/24	$16,277,692	$16,693,904
12/24	$15,646,465	$16,295,952
1/25	$16,127,001	$16,749,751
2/25	$16,026,669	$16,531,199
3/25	$14,970,546	$15,599,760
4/25	$14,986,388	$15,493,979
5/25	$16,079,475	$16,469,243
6/25	$16,665,624	$17,306,748
7/25	$17,029,986	$17,695,163
8/25	$17,484,119	$18,053,871
9/25	$17,980,497	$18,712,839
10/25	$18,318,456	$19,150,974
11/25	$18,260,370	$19,197,913
12/25	$18,233,966	$19,209,666

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class R6	16.54%	13.97%	14.43%
S&P 500® Index	17.88%	14.42%	15.06%

Performance Inception Date	May 27, 2016
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 432,516,106
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 2,148,669
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$432,516,106
# of Portfolio Holdings	30
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$2,148,669

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.5%
Materials	1.7%
Consumer Staples	1.8%
Energy	2.2%
Health Care	3.4%
Real Estate	3.7%
Industrials	7.0%
Communication Services	12.7%
Consumer Discretionary	14.9%
Financials	22.8%
Information Technology	29.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	11.2%
Alphabet, Inc.	9.9%
Microsoft Corp.	7.9%
Apple, Inc.	7.0%
Amazon.com, Inc.	6.9%
JPMorgan Chase & Co.	6.1%
General Electric Co.	4.1%
CBRE Group, Inc.	3.7%
Tesla, Inc.	3.7%
Cboe Global Markets, Inc.	3.6%
Total	64.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000233003
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio
Class Name	Class A
Trading Symbol	MSVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$138	1.29%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Health Care Net Index:

↑ Average overweight and stock selection in biotechnology, led by a provider of cancer screening and diagnostics tests

↑ Average underweight in managed health care

↑ Stock selection in pharmaceuticals, where the top contributor was a developer of biopharmaceutical mental health treatments

↓ Stock selection and average overweight in life sciences tools and services, where an underperforming cell therapeutics company detracted the most

↓ Average underweight in pharmaceuticals

↓ Average overweight and stock selection in health care supplies; an orthodontic devices and diagnostics provider had the greatest negative impact

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with maximum sales charge	Russell 3000® Index	Russell 3000® Health Care Net Index
12/21	$9,479	$10,000	$10,000
1/22	$7,469	$9,412	$9,161
2/22	$7,469	$9,175	$9,074
3/22	$7,517	$9,472	$9,534
4/22	$6,114	$8,622	$8,948
5/22	$5,706	$8,611	$9,009
6/22	$5,706	$7,890	$8,816
7/22	$6,275	$8,630	$9,157
8/22	$5,877	$8,308	$8,654
9/22	$5,526	$7,538	$8,391
10/22	$5,801	$8,156	$9,131
11/22	$6,076	$8,582	$9,536
12/22	$5,682	$8,079	$9,350
1/23	$6,042	$8,636	$9,276
2/23	$5,740	$8,434	$8,858
3/23	$5,944	$8,659	$9,034
4/23	$6,032	$8,752	$9,319
5/23	$5,974	$8,786	$8,956
6/23	$6,402	$9,386	$9,334
7/23	$6,616	$9,722	$9,415
8/23	$6,217	$9,534	$9,323
9/23	$5,721	$9,080	$8,962
10/23	$5,254	$8,840	$8,593
11/23	$5,614	$9,664	$9,088
12/23	$6,188	$10,176	$9,574
1/24	$6,022	$10,289	$9,801
2/24	$6,285	$10,846	$10,169
3/24	$6,314	$11,196	$10,379
4/24	$5,799	$10,703	$9,817
5/24	$5,721	$11,209	$10,062
6/24	$5,750	$11,556	$10,262
7/24	$6,042	$11,771	$10,570
8/24	$6,246	$12,027	$11,130
9/24	$6,227	$12,276	$10,942
10/24	$5,867	$12,186	$10,469
11/24	$6,013	$12,996	$10,516
12/24	$5,623	$12,599	$9,864
1/25	$5,983	$12,997	$10,496
2/25	$5,575	$12,748	$10,508
3/25	$5,166	$12,004	$10,234
4/25	$5,283	$11,924	$9,879
5/25	$5,040	$12,680	$9,385
6/25	$5,156	$13,324	$9,589
7/25	$5,254	$13,617	$9,333
8/25	$5,351	$13,932	$9,855
9/25	$5,604	$14,413	$10,060
10/25	$6,081	$14,722	$10,462
11/25	$6,567	$14,762	$11,423
12/25	$6,448	$14,759	$11,247

Average Annual Return [Table Text Block]
AATR	1 Year	Since 12/31/21 (Inception)
Class A	14.67%	(9.18)%
Class A, with 5.25% maximum front end sales charge	8.66%	(10.39)%
Russell 3000® Index	17.15%	10.22%
Russell 3000® Health Care Net Index	14.02%	2.98%

Performance Inception Date	Dec. 31, 2021
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 2,343,882
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,343,882
# of Portfolio Holdings	34
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	6.3%
Short-Term Investments	5.8%
Health Care Equipment & Supplies	13.3%
Life Sciences Tools & Services	13.8%
Pharmaceuticals	19.5%
Biotechnology	41.3%
Footnote	Description
Footnote[1]	Sectors representing less than 5% of total investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Exact Sciences Corp.	9.8%
Argenx SE	8.6%
Eli Lilly & Co.	8.5%
Ascendis Pharma AS	4.8%
Thermo Fisher Scientific, Inc.	4.7%
Alnylam Pharmaceuticals, Inc.	4.7%
Structure Therapeutics, Inc.	4.5%
Ceribell, Inc.	3.7%
Newamsterdam Pharma Co. NV	3.7%
Align Technology, Inc.	3.6%
Total	56.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000233004
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio
Class Name	Class C
Trading Symbol	MSVMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$218	2.04%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Health Care Net Index:

↑ Average overweight and stock selection in biotechnology, led by a provider of cancer screening and diagnostics tests

↑ Average underweight in managed health care

↑ Stock selection in pharmaceuticals, where the top contributor was a developer of biopharmaceutical mental health treatments

↓ Stock selection and average overweight in life sciences tools and services, where an underperforming cell therapeutics company detracted the most

↓ Average underweight in pharmaceuticals

↓ Average overweight and stock selection in health care supplies; an orthodontic devices and diagnostics provider had the greatest negative impact

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Russell 3000® Health Care Net Index
12/21	$10,000	$10,000	$10,000
1/22	$7,870	$9,412	$9,161
2/22	$7,870	$9,175	$9,074
3/22	$7,920	$9,472	$9,534
4/22	$6,430	$8,622	$8,948
5/22	$6,000	$8,611	$9,009
6/22	$6,000	$7,890	$8,816
7/22	$6,590	$8,630	$9,157
8/22	$6,160	$8,308	$8,654
9/22	$5,800	$7,538	$8,391
10/22	$6,080	$8,156	$9,131
11/22	$6,370	$8,582	$9,536
12/22	$5,955	$8,079	$9,350
1/23	$6,321	$8,636	$9,276
2/23	$6,006	$8,434	$8,858
3/23	$6,209	$8,659	$9,034
4/23	$6,301	$8,752	$9,319
5/23	$6,240	$8,786	$8,956
6/23	$6,678	$9,386	$9,334
7/23	$6,902	$9,722	$9,415
8/23	$6,484	$9,534	$9,323
9/23	$5,955	$9,080	$8,962
10/23	$5,466	$8,840	$8,593
11/23	$5,843	$9,664	$9,088
12/23	$6,433	$10,176	$9,574
1/24	$6,250	$10,289	$9,801
2/24	$6,515	$10,846	$10,169
3/24	$6,545	$11,196	$10,379
4/24	$6,016	$10,703	$9,817
5/24	$5,924	$11,209	$10,062
6/24	$5,955	$11,556	$10,262
7/24	$6,250	$11,771	$10,570
8/24	$6,464	$12,027	$11,130
9/24	$6,433	$12,276	$10,942
10/24	$6,057	$12,186	$10,469
11/24	$6,199	$12,996	$10,516
12/24	$5,802	$12,599	$9,864
1/25	$6,159	$12,997	$10,496
2/25	$5,741	$12,748	$10,508
3/25	$5,324	$12,004	$10,234
4/25	$5,436	$11,924	$9,879
5/25	$5,191	$12,680	$9,385
6/25	$5,303	$13,324	$9,589
7/25	$5,395	$13,617	$9,333
8/25	$5,487	$13,932	$9,855
9/25	$5,741	$14,413	$10,060
10/25	$6,230	$14,722	$10,462
11/25	$6,729	$14,762	$11,423
12/25	$6,593	$14,759	$11,247

Average Annual Return [Table Text Block]
AATR	1 Year	Since 12/31/21 (Inception)
Class C	13.63%	(9.89)%
Class C, with 1% maximum contingent deferred sales charge	12.63%	(9.89)%
Russell 3000® Index	17.15%	10.22%
Russell 3000® Health Care Net Index	14.02%	2.98%

Performance Inception Date	Dec. 31, 2021
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 2,343,882
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,343,882
# of Portfolio Holdings	34
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	6.3%
Short-Term Investments	5.8%
Health Care Equipment & Supplies	13.3%
Life Sciences Tools & Services	13.8%
Pharmaceuticals	19.5%
Biotechnology	41.3%
Footnote	Description
Footnote[1]	Sectors representing less than 5% of total investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Exact Sciences Corp.	9.8%
Argenx SE	8.6%
Eli Lilly & Co.	8.5%
Ascendis Pharma AS	4.8%
Thermo Fisher Scientific, Inc.	4.7%
Alnylam Pharmaceuticals, Inc.	4.7%
Structure Therapeutics, Inc.	4.5%
Ceribell, Inc.	3.7%
Newamsterdam Pharma Co. NV	3.7%
Align Technology, Inc.	3.6%
Total	56.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000233002
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio
Class Name	Class I
Trading Symbol	MSVDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	0.94%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Health Care Net Index:

↑ Average overweight and stock selection in biotechnology, led by a provider of cancer screening and diagnostics tests

↑ Average underweight in managed health care

↑ Stock selection in pharmaceuticals, where the top contributor was a developer of biopharmaceutical mental health treatments

↓ Stock selection and average overweight in life sciences tools and services, where an underperforming cell therapeutics company detracted the most

↓ Average underweight in pharmaceuticals

↓ Average overweight and stock selection in health care supplies; an orthodontic devices and diagnostics provider had the greatest negative impact

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 3000® Health Care Net Index
12/21	$1,000,000	$1,000,000	$1,000,000
1/22	$788,000	$941,164	$916,055
2/22	$788,000	$917,457	$907,372
3/22	$794,000	$947,215	$953,379
4/22	$646,000	$862,210	$894,820
5/22	$603,000	$861,054	$900,867
6/22	$603,000	$789,020	$881,611
7/22	$664,000	$863,044	$915,688
8/22	$621,000	$830,836	$865,423
9/22	$585,000	$753,793	$839,130
10/22	$614,000	$815,608	$913,114
11/22	$643,000	$858,180	$953,565
12/22	$601,613	$807,931	$934,961
1/23	$639,729	$863,575	$927,595
2/23	$607,794	$843,391	$885,782
3/23	$629,427	$865,943	$903,354
4/23	$639,729	$875,169	$931,932
5/23	$633,548	$878,574	$895,638
6/23	$678,875	$938,567	$933,380
7/23	$701,538	$972,212	$941,516
8/23	$660,332	$953,445	$932,286
9/23	$606,764	$908,028	$896,189
10/23	$557,316	$883,958	$859,316
11/23	$596,462	$966,385	$908,767
12/23	$657,241	$1,017,644	$957,414
1/24	$639,729	$1,028,922	$980,128
2/24	$667,543	$1,084,618	$1,016,888
3/24	$670,633	$1,119,605	$1,037,863
4/24	$617,065	$1,070,341	$981,651
5/24	$607,794	$1,120,911	$1,006,202
6/24	$611,914	$1,155,612	$1,026,170
7/24	$642,819	$1,177,093	$1,056,953
8/24	$665,483	$1,202,717	$1,113,025
9/24	$663,422	$1,227,596	$1,094,200
10/24	$624,276	$1,218,581	$1,046,893
11/24	$639,729	$1,299,646	$1,051,566
12/24	$598,963	$1,259,922	$986,422
1/25	$637,107	$1,299,696	$1,049,617
2/25	$593,808	$1,274,789	$1,050,841
3/25	$551,541	$1,200,429	$1,023,436
4/25	$563,912	$1,192,376	$987,898
5/25	$538,139	$1,267,956	$938,514
6/25	$550,510	$1,332,372	$958,867
7/25	$560,819	$1,361,714	$933,257
8/25	$571,128	$1,393,226	$985,534
9/25	$598,963	$1,441,309	$1,006,023
10/25	$649,478	$1,472,199	$1,046,154
11/25	$702,055	$1,476,242	$1,142,336
12/25	$689,428	$1,475,941	$1,124,720

Average Annual Return [Table Text Block]
AATR	1 Year	Since 12/31/21 (Inception)
Class I	15.10%	(8.88)%
Russell 3000® Index	17.15%	10.22%
Russell 3000® Health Care Net Index	14.02%	2.98%

Performance Inception Date	Dec. 31, 2021
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 2,343,882
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,343,882
# of Portfolio Holdings	34
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	6.3%
Short-Term Investments	5.8%
Health Care Equipment & Supplies	13.3%
Life Sciences Tools & Services	13.8%
Pharmaceuticals	19.5%
Biotechnology	41.3%
Footnote	Description
Footnote[1]	Sectors representing less than 5% of total investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Exact Sciences Corp.	9.8%
Argenx SE	8.6%
Eli Lilly & Co.	8.5%
Ascendis Pharma AS	4.8%
Thermo Fisher Scientific, Inc.	4.7%
Alnylam Pharmaceuticals, Inc.	4.7%
Structure Therapeutics, Inc.	4.5%
Ceribell, Inc.	3.7%
Newamsterdam Pharma Co. NV	3.7%
Align Technology, Inc.	3.6%
Total	56.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000233005
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio
Class Name	Class R6
Trading Symbol	MSVOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$96	0.89%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Health Care Net Index:

↑ Average overweight and stock selection in biotechnology, led by a provider of cancer screening and diagnostics tests

↑ Average underweight in managed health care

↑ Stock selection in pharmaceuticals, where the top contributor was a developer of biopharmaceutical mental health treatments

↓ Stock selection and average overweight in life sciences tools and services, where an underperforming cell therapeutics company detracted the most

↓ Average underweight in pharmaceuticals

↓ Average overweight and stock selection in health care supplies; an orthodontic devices and diagnostics provider had the greatest negative impact

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 3000® Health Care Net Index
12/21	$5,000,000	$5,000,000	$5,000,000
1/22	$3,940,000	$4,705,819	$4,580,277
2/22	$3,940,000	$4,587,283	$4,536,862
3/22	$3,970,000	$4,736,077	$4,766,894
4/22	$3,230,000	$4,311,051	$4,474,101
5/22	$3,015,000	$4,305,271	$4,504,337
6/22	$3,015,000	$3,945,098	$4,408,054
7/22	$3,320,000	$4,315,219	$4,578,438
8/22	$3,105,000	$4,154,178	$4,327,117
9/22	$2,925,000	$3,768,965	$4,195,651
10/22	$3,070,000	$4,078,042	$4,565,570
11/22	$3,215,000	$4,290,901	$4,767,824
12/22	$3,009,649	$4,039,654	$4,674,807
1/23	$3,200,329	$4,317,876	$4,637,974
2/23	$3,045,724	$4,216,955	$4,428,911
3/23	$3,148,794	$4,329,713	$4,516,769
4/23	$3,200,329	$4,375,843	$4,659,658
5/23	$3,169,408	$4,392,869	$4,478,188
6/23	$3,401,316	$4,692,837	$4,666,900
7/23	$3,514,693	$4,861,060	$4,707,578
8/23	$3,303,399	$4,767,224	$4,661,431
9/23	$3,035,417	$4,540,141	$4,480,943
10/23	$2,788,048	$4,419,788	$4,296,580
11/23	$2,983,882	$4,831,925	$4,543,835
12/23	$3,293,092	$5,088,220	$4,787,072
1/24	$3,205,483	$5,144,611	$4,900,640
2/24	$3,344,627	$5,423,091	$5,084,441
3/24	$3,360,088	$5,598,026	$5,189,316
4/24	$3,092,105	$5,351,703	$4,908,255
5/24	$3,045,724	$5,604,555	$5,031,011
6/24	$3,061,184	$5,778,058	$5,130,848
7/24	$3,220,943	$5,885,466	$5,284,764
8/24	$3,334,320	$6,013,585	$5,565,123
9/24	$3,324,013	$6,137,981	$5,471,001
10/24	$3,128,180	$6,092,907	$5,234,463
11/24	$3,205,483	$6,498,232	$5,257,828
12/24	$3,003,083	$6,299,612	$4,932,111
1/25	$3,194,001	$6,498,479	$5,248,084
2/25	$2,977,284	$6,373,943	$5,254,207
3/25	$2,760,566	$6,002,147	$5,117,180
4/25	$2,827,645	$5,961,879	$4,939,488
5/25	$2,698,647	$6,339,779	$4,692,572
6/25	$2,760,566	$6,661,858	$4,794,333
7/25	$2,807,006	$6,808,569	$4,666,284
8/25	$2,863,765	$6,966,132	$4,927,670
9/25	$2,997,923	$7,206,543	$5,030,117
10/25	$3,255,920	$7,360,994	$5,230,768
11/25	$3,519,077	$7,381,210	$5,711,679
12/25	$3,452,180	$7,379,707	$5,623,601

Average Annual Return [Table Text Block]
AATR	1 Year	Since 12/31/21 (Inception)
Class R6	14.95%	(8.84)%
Russell 3000® Index	17.15%	10.22%
Russell 3000® Health Care Net Index	14.02%	2.98%

Performance Inception Date	Dec. 31, 2021
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 2,343,882
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,343,882
# of Portfolio Holdings	34
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	6.3%
Short-Term Investments	5.8%
Health Care Equipment & Supplies	13.3%
Life Sciences Tools & Services	13.8%
Pharmaceuticals	19.5%
Biotechnology	41.3%
Footnote	Description
Footnote[1]	Sectors representing less than 5% of total investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Exact Sciences Corp.	9.8%
Argenx SE	8.6%
Eli Lilly & Co.	8.5%
Ascendis Pharma AS	4.8%
Thermo Fisher Scientific, Inc.	4.7%
Alnylam Pharmaceuticals, Inc.	4.7%
Structure Therapeutics, Inc.	4.5%
Ceribell, Inc.	3.7%
Newamsterdam Pharma Co. NV	3.7%
Align Technology, Inc.	3.6%
Total	56.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports